UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund Fidelity® SAI Alternative Risk Premia Currency Strategy Fund : FRPCX

This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Currency Strategy Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	$ 25	0.50%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$85,300,389
Number of Holdings	10
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	523.2

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 84.0
Short-Term Investments and Net Other Assets (Liabilities) - 16.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	91.2
91.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915381.101    7564-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund : FRPDX

This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 24	0.50%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$193,549,672
Number of Holdings	12
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Energy - 34.0
Agriculture - 27.2
Precious Metals - 18.4
Industrial Metals - 14.9
Livestock - 5.5

DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	504.1

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 83.4
Short-Term Investments and Net Other Assets (Liabilities) - 16.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915382.101    7565-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Semi-Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 94.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/12/2026 (c) (Cost $181,991,801)	3.52 to 3.62	182,700,000	181,998,991

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $22,075,205)	3.70	22,070,472	22,074,886

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $204,067,006)	204,073,877
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(10,524,205)
NET ASSETS - 100.0%	193,549,672

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR2 Index	1.14%	Return of Index	At Maturity	Bank of America, N.A.	3/2026	84,437,101	(4,804,401)	(4,804,401)
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures related to contract selection and valuation.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR26 BOH6	(23,426,652)	3/2026	(12,535,626)	(14.85)
SOYBEAN OIL FUTR JUL26 BON6	23,047,622	7/2026	12,535,626	14.85
CORN FUTURE MAR26 C H6	(5,042,569)	3/2026	(21,594,775)	(25.57)
CORN FUTURE JUL26 C N6	4,885,701	7/2026	21,594,775	25.57
COCOA FUTURE MAR26 CCH6	(1,177)	3/2026	(4,902,838)	(5.81)
COCOA FUTURE JUL26 CCN6	1,147	7/2026	4,902,838	5.81
WTI CRUDE FUTURE MAR26 CLH6	(1,026,813)	3/2026	(66,958,469)	(79.3)
WTI CRUDE FUTURE MAY26 CLK6	1,041,021	5/2026	66,958,469	79.3
COTTON NO.2 FUTR MAR26 CTH6	(10,013,263)	3/2026	(6,325,344)	(7.49)
COTTON NO.2 FUTR JUL26 CTN6	9,504,700	7/2026	6,325,344	7.49
NY HARB ULSD FUT MAR26 HOH6	(4,041,010)	3/2026	(10,235,880)	(12.12)
NY HARB ULSD FUT MAY26 HOK6	4,340,731	5/2026	10,235,880	12.12
COFFEE 'C' FUTURE MAR26 KCH6	(3,270,448)	3/2026	(10,866,086)	(12.87)
COFFEE 'C' FUTURE JUL26 KCN6	3,516,525	7/2026	10,866,086	12.87
KC HRW WHEAT FUT MAR26 KWH6	(1,370,950)	3/2026	(7,468,257)	(8.84)
KC HRW WHEAT FUT DEC26 KWZ6	1,242,120	12/2026	7,468,257	8.84
LME PRI ALUM FUTR MAR26 LAH26	(5,337)	3/2026	(16,748,406)	(19.83)
LME PRI ALUM FUTR MAY26 LAK26	5,324	5/2026	16,748,406	19.83
LIVE CATTLE FUTR APR26 LCJ6	(6,678,051)	4/2026	(15,813,596)	(18.73)
LIVE CATTLE FUTR AUG26 LCQ6	6,906,267	8/2026	15,813,596	18.73
LEAN HOGS FUTURE APR26 LHJ6	(8,524,402)	4/2026	(8,110,968)	(9.61)
LEAN HOGS FUTURE JUN26 LHM6	7,515,375	6/2026	8,110,968	9.61
LME LEAD FUTURE MAR26 LLH6	(1,877)	3/2026	(3,737,117)	(4.43)
LME LEAD FUTURE MAY26 LLK6	1,849	5/2026	3,737,117	4.43
LME NICKEL FUTURE MAR26 LNH6	(517)	3/2026	(9,235,792)	(10.94)
LME NICKEL FUTURE MAY26 LNK6	513	5/2026	9,235,792	10.94
LME COPPER FUTURE MAR26 LPH26	(2,079)	3/2026	(27,283,463)	(32.31)
LME COPPER FUTURE MAY26 LPK26	2,070	5/2026	27,283,463	32.31
LME ZINC FUTURE MAR26 LXH6	(2,883)	3/2026	(9,836,899)	(11.65)
LME ZINC FUTURE MAY26 LXK6	2,891	5/2026	9,836,899	11.65
NATURAL GAS FUTR MAR26 NGH26	(6,205,545)	3/2026	(27,018,970)	(32)
NATURAL GAS FUTR JUN26 NGM26	6,504,320	6/2026	27,018,970	32
LOW SU GASOIL G FUT MAR26 QSH6	(18,003)	3/2026	(13,133,036)	(15.55)
LOW SU GASOIL G FUT MAY26 QSK6	18,930	5/2026	13,133,036	15.55
SOYBEAN FUTURE MAR26 S H6	(2,048,703)	3/2026	(21,803,349)	(25.82)
SOYBEAN FUTURE JUL26 S N6	1,999,387	7/2026	21,803,349	25.82
SUGAR #11 (WORLD) FUT MAY26 SBK6	(84,782,359)	5/2026	(11,733,888)	(13.9)
SUGAR #11 (WORLD) FUT JUL26 SBN6	84,721,144	7/2026	11,733,888	13.9
SOYBEAN MEAL FUTR MAR26 SMH6	(39,233)	3/2026	(11,518,865)	(13.64)
SOYBEAN MEAL FUTR JUL26 SMN6	38,066	7/2026	11,518,865	13.64
WHEAT FUTURE(CBT) MAR26 W H6	(2,142,556)	3/2026	(11,526,965)	(13.65)
WHEAT FUTURE(CBT) DEC26 W Z6	1,967,896	12/2026	11,526,965	13.65
GASOLINE RBOB FUT MAR26 XBH6	(4,813,242)	3/2026	(9,348,259)	(11.07)
GASOLINE RBOB FUT MAY26 XBK6	4,296,676	5/2026	9,348,259	11.07
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BXIIFMR1 Index	(0.15)%	Return of Index	At Maturity	Barclays Bank PLC	3/2026	52,803,081	414,660	414,660
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JUL26 BON6	28,460	7/2026	1,547,922	2.93
CORN FUTURE MAR26 C H6	(5,591)	3/2026	(2,394,197)	(4.53)
COCOA FUTURE MAR26 CCH6	(95)	3/2026	(394,597)	(0.75)
WTI CRUDE FUTURE MAR26 CLH6	(23,231)	3/2026	(1,514,868)	(2.87)
BRENT CRUDE FUTR MAY26 COK6	(23,917)	5/2026	(1,640,961)	(3.11)
COTTON NO.2 FUTR MAR26 CTH6	(42,217)	3/2026	(2,666,820)	(5.05)
GOLD 100 OZ FUTR APR26 GCJ6	446	4/2026	2,115,925	4.01
COPPER FUTURE JUL26 HGN6	2,388	7/2026	1,441,366	2.73
NY HARB ULSD FUT JUL26 HON6	8,889	7/2026	2,038,674	3.86
COFFEE 'C' FUTURE MAR26 KCH6	(1,917)	3/2026	(636,964)	(1.21)
COFFEE 'C' FUTURE JUL26 KCN6	2,333	7/2026	720,973	1.37
KC HRW WHEAT FUT MAR26 KWH6	(3,588)	3/2026	(1,954,348)	(3.7)
LME PRI ALUM FUTR JUL26 LAN26	1,166	7/2026	3,666,118	6.94
LIVE CATTLE FUTR JUN26 LCM6	13,094	6/2026	3,034,118	5.75
LEAN HOGS FUTURE JUN26 LHM6	23,250	6/2026	2,509,202	4.75
LME NICKEL FUTURE JUL26 LNN6	106	7/2026	1,914,323	3.63
LME COPPER FUTURE JUL26 LPN26	221	7/2026	2,926,030	5.54
LME ZINC FUTURE JUL26 LXN6	810	7/2026	2,741,800	5.19
NATURAL GAS FUTR MAR26 NGH26	(267,435)	3/2026	(1,164,414)	(2.21)
LOW SU GASOIL G FUT JUL26 QSN6	2,150	7/2026	1,449,973	2.75
SOYBEAN FUTURE MAR26 S H6	(2,497)	3/2026	(2,657,315)	(5.03)
SUGAR #11 (WORLD) FUT MAR26 SBH6	(125,747)	3/2026	(1,794,407)	(3.4)
SILVER FUTURE MAR26 SIH6	12,545	3/2026	985,147	1.87
SOYBEAN MEAL FUTR MAR26 SMH6	(9,085)	3/2026	(2,667,242)	(5.05)
WHEAT FUTURE(CBT) MAR26 W H6	(3,898)	3/2026	(2,097,180)	(3.97)
GASOLINE RBOB FUT JUL26 XBN6	9,479	7/2026	2,035,189	3.85
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR1 Index	(0.17)%	Return of Index	At Maturity	Goldman Sachs International	3/2026	84,680,391	(196,221)	(196,221)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements and flows.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE MAR26 CCH6	-	3/2026	(1)	-
WTI CRUDE FUTURE MAR26 CLH6	-	3/2026	(15)	-
CORN FUTURE JUL26 C N6	(2)	7/2026	(11)	-
COTTON NO.2 FUTR JUL26 CTN6	(34)	7/2026	(23)	-
CATTLE FEEDER FUT MAR26 FCH6	9	3/2026	31	-
GOLD 100 OZ FUTR JUN26 GCM6	(2,503)	6/2026	(11,964,543)	(14.13)
GOLD 100 OZ FUTR AUG26 GCQ6	2,484	8/2026	11,964,050	14.13
COPPER FUTURE JUL26 HGN6	2	7/2026	15	-
NY HARB ULSD FUT MAR26 HOH6	(30,380,634)	3/2026	(76,954,145)	(90.88)
NY HARB ULSD FUT APR26 HOJ6	31,598,514	4/2026	76,455,764	90.29
COFFEE 'C' FUTURE SEP26 KCU6	4	9/2026	13	-
LIVE CATTLE FUTR APR26 LCJ6	6	4/2026	15	-
BRENT CRUDE FUTR APR26 COJ6	-	4/2026	3	-
LOW SU GASOIL G FUT MAR26 QSH6	(106,087)	3/2026	(77,390,513)	(91.39)
LOW SU GASOIL G FUT APR26 QSJ6	108,518	4/2026	77,020,810	90.95
LEAN HOGS FUTURE OCT26 LHV6	(2)	10/2026	(2)	-
LME PRI ALUM FUTR MAR26 LAH26	(16,475)	3/2026	(51,697,565)	(61.05)
LME PRI ALUM FUTR APR26 LAJ26	16,449	4/2026	51,711,934	61.07
LME COPPER FUTURE MAR26 LPH26	(4,003)	3/2026	(52,514,824)	(62.02)
LME COPPER FUTURE APR26 LPJ26	3,995	4/2026	52,522,739	62.02
LME NICKEL FUTURE MAR26 LNH6	(2,856)	3/2026	(50,989,138)	(60.21)
LME NICKEL FUTURE APR26 LNJ6	2,846	4/2026	50,989,442	60.21
LME LEAD FUTURE MAR26 LLH6	(12,745)	3/2026	(25,376,820)	(29.97)
LME LEAD FUTURE APR26 LLJ6	12,658	4/2026	25,368,432	29.96
LME LEAD FUTURE JUN26 LLM6	(5,996)	6/2026	(12,192,368)	(14.4)
LME LEAD FUTURE JUL26 LLN6	5,961	7/2026	12,191,600	14.4
GASOLINE RBOB FUT SEP26 XBU6	(35,761,155)	9/2026	(74,161,483)	(87.58)
GASOLINE RBOB FUT OCT26 XBV6	38,632,318	10/2026	74,174,051	87.59
SOYBEAN FUTURE NOV26 S X6	2	11/2026	22	-
WHEAT FUTURE(CBT) JUL26 W N6	3	7/2026	15	-
WHEAT FUTURE(CBT) SEP26 W U6	1	9/2026	4	-
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR2 Index	0.65%	Return of Index	At Maturity	Goldman Sachs International	3/2026	141,201,807	(1,649,999)	(1,649,999)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.
Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JAN27 BOF7	9,210,593	1/2027	4,927,667	3.49
SOYBEAN OIL FUTR MAY26 BOK6	(1,815,064)	5/2026	(981,224)	(0.69)
SOYBEAN OIL FUTR JUL26 BON6	(7,260,255)	7/2026	(3,948,853)	(2.8)
COCOA FUTURE MAY26 CCK6	(304)	5/2026	(1,283,398)	(0.91)
COCOA FUTURE JUL26 CCN6	454	7/2026	1,938,944	1.37
COCOA FUTURE SEP26 CCU6	(152)	9/2026	(655,972)	(0.46)
CORN FUTURE MAY26 C K6	773,944	5/2026	3,372,460	2.39
WTI CRUDE FUTURE JAN27 CLF7	(202,033)	1/2027	(12,485,631)	(8.84)
WTI CRUDE FUTURE MAY26 CLK6	193,495	5/2026	12,445,594	8.81
CORN FUTURE JUL26 C N6	1,160,916	7/2026	5,131,248	3.63
COTTON NO.2 FUTR MAY26 CTK6	(3,841,926)	5/2026	(2,494,562)	(1.77)
COTTON NO.2 FUTR DEC26 CTZ6	3,640,862	12/2026	2,503,093	1.77
CORN FUTURE SEP26 C U6	(1,926,771)	9/2026	(8,501,876)	(6.02)
COPPER FUTURE JUL26 HGN6	1,714,454	7/2026	10,348,447	7.33
COPPER FUTURE SEP26 HGU6	(1,700,994)	9/2026	(10,349,698)	(7.33)
NY HARB ULSD FUT MAY26 HOK6	1,816,364	5/2026	4,283,168	3.03
NY HARB ULSD FUT SEP26 HOU6	(1,123,904)	9/2026	(2,560,590)	(1.81)
NY HARB ULSD FUT NOV26 HOX6	(749,269)	11/2026	(1,701,665)	(1.21)
COFFEE 'C' FUTURE MAY26 KCK6	1,312,143	5/2026	4,137,844	2.93
COFFEE 'C' FUTURE JUL26 KCN6	(1,339,229)	7/2026	(4,138,219)	(2.93)
KC HRW WHEAT FUT MAY26 KWK6	531,643	5/2026	2,950,618	2.09
KC HRW WHEAT FUT DEC26 KWZ6	(489,920)	12/2026	(2,945,641)	(2.09)
LIVE CATTLE FUTR APR26 LCJ6	1,604,999	4/2026	3,800,637	2.69
LIVE CATTLE FUTR JUN26 LCM6	(2,691,560)	6/2026	(6,237,017)	(4.42)
BRENT CRUDE FUTR JAN27 COF7	(140,925)	1/2027	(9,274,288)	(6.57)
BRENT CRUDE FUTR MAR27 COH7	(93,950)	3/2027	(6,160,311)	(4.36)
BRENT CRUDE FUTR MAY26 COK6	224,284	5/2026	15,388,125	10.9
LIVE CATTLE FUTR AUG26 LCQ6	535,000	8/2026	1,225,015	0.87
LIVE CATTLE FUTR OCT26 LCV6	535,000	10/2026	1,221,404	0.87
LOW SU GASOIL G FUT JAN27 QSF7	(8,589)	1/2027	(5,569,694)	(3.94)
LOW SU GASOIL G FUT MAY26 QSK6	8,088	5/2026	5,611,121	3.97
LEAN HOGS FUTURE APR26 LHJ6	(3,373,943)	4/2026	(3,210,307)	(2.27)
LEAN HOGS FUTURE AUG26 LHQ6	681,789	8/2026	736,843	0.52
LEAN HOGS FUTURE OCT26 LHV6	2,727,154	10/2026	2,481,711	1.76
LME PRI ALUM FUTR JAN27 LAF27	835	1/2027	2,605,142	1.84
LME PRI ALUM FUTR MAR26 LAH26	(827)	3/2026	(2,595,530)	(1.84)
LME PRI ALUM FUTR MAY26 LAK26	(1,241)	5/2026	(3,903,394)	(2.76)
LME PRI ALUM FUTR NOV26 LAX26	1,252	11/2026	3,924,925	2.78
LME NICKEL FUTURE JAN27 LNF7	39	1/2027	723,647	0.51
LME NICKEL FUTURE MAR26 LNH6	(160)	3/2026	(2,862,417)	(2.03)
LME NICKEL FUTURE MAY26 LNK6	(40)	5/2026	(721,284)	(0.51)
LME NICKEL FUTURE JUL26 LNN6	79	7/2026	1,423,472	1.01
LME NICKEL FUTURE SEP26 LNU6	39	9/2026	716,151	0.51
LME NICKEL FUTURE NOV26 LNX6	39	11/2026	720,042	0.51
LME LEAD FUTURE JAN27 LLF7	424	1/2027	895,275	0.63
LME LEAD FUTURE MAY26 LLK6	(732)	5/2026	(1,479,330)	(1.05)
LME LEAD FUTURE SEP26 LLU6	283	9/2026	586,034	0.42
LME ZINC FUTURE JAN27 LXF7	1,154	1/2027	3,863,446	2.74
LME ZINC FUTURE MAR26 LXH6	(1,145)	3/2026	(3,904,944)	(2.77)
NATURAL GAS FUTR MAY26 NGK26	3,281,503	5/2026	13,152,263	9.31
NATURAL GAS FUTR JUL26 NGN26	820,376	7/2026	3,554,688	2.52
NATURAL GAS FUTR SEP26 NGU26	(3,805,559)	9/2026	(16,481,875)	(11.67)
GASOLINE RBOB FUT MAY26 XBK6	(1,797,314)	5/2026	(3,910,416)	(2.77)
GASOLINE RBOB FUT SEP26 XBU6	1,536,614	9/2026	3,186,631	2.26
GASOLINE RBOB FUT NOV26 XBX6	384,154	11/2026	719,481	0.51
SUGAR #11 (WORLD) FUT MAY26 SBK6	32,556,886	5/2026	4,505,873	3.19
SUGAR #11 (WORLD) FUT JUL26 SBN6	(25,889,916)	7/2026	(3,585,753)	(2.54)
SUGAR #11 (WORLD) FUT OCT26 SBV6	(6,472,479)	10/2026	(918,445)	(0.65)
SOYBEAN FUTURE JAN27 S F7	786,457	1/2027	8,582,208	6.08
SOYBEAN MEAL FUTR MAY26 SMK6	9,140	5/2026	2,719,296	1.93
SOYBEAN MEAL FUTR JUL26 SMN6	(8,982)	7/2026	(2,717,928)	(1.92)
SOYBEAN FUTURE NOV26 S X6	(794,395)	11/2026	(8,577,482)	(6.07)
WHEAT FUTURE(CBT) MAY26 W K6	831,755	5/2026	4,541,380	3.22
WHEAT FUTURE(CBT) JUL26 W N6	(316,014)	7/2026	(1,756,245)	(1.24)
WHEAT FUTURE(CBT) DEC26 W Z6	(474,020)	12/2026	(2,776,574)	(1.97)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JCOPFMR2 Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	3/2026	62,476,418	241,760	241,760
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements driven by fundamental factors.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE MAR26 CLH6	23,963	3/2026	1,562,604	2.5
COTTON NO.2 FUTR MAR26 CTH6	4,886,529	3/2026	3,086,820	4.94
NY HARB ULSD FUT MAR26 HOH6	1,740,900	3/2026	4,409,699	7.05
LME PRI ALUM FUTR MAR26 LAH26	(1,425)	3/2026	(4,471,108)	(7.15)
LEAN HOGS FUTURE APR26 LHJ6	5,345,066	4/2026	5,085,830	8.14
LME LEAD FUTURE MAR26 LLH6	356	3/2026	709,383	1.13
LME NICKEL FUTURE MAR26 LNH6	(78)	3/2026	(1,400,589)	(2.24)
LME COPPER FUTURE MAR26 LPH26	(425)	3/2026	(5,582,353)	(8.93)
LME ZINC FUTURE MAR26 LXH6	(148)	3/2026	(504,139)	(0.81)
GASOLINE RBOB FUT MAR26 XBH6	4,166,099	3/2026	8,091,397	12.94
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JMABCCVP Index	0.55%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	3/2026	256,985,314	(350,451)	(350,451)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR26 BOH6	8,470,564	3/2026	4,532,599	1.76
SOYBEAN OIL FUTR JUL26 BON6	(8,849,559)	7/2026	(4,813,275)	(1.87)
COCOA FUTURE MAR26 CCH6	2,946	3/2026	12,268,273	4.77
COCOA FUTURE JUL26 CCN6	(2,997)	7/2026	(12,805,566)	(4.98)
WTI CRUDE FUTURE MAR26 CLH6	86,305	3/2026	5,627,932	2.19
WTI CRUDE FUTURE JUN26 CLM6	(99,466)	6/2026	(6,358,856)	(2.47)
BRENT CRUDE FUTR APR26 COJ6	(81,882)	4/2026	(5,676,090)	(2.21)
BRENT CRUDE FUTR JUL26 CON6	95,134	7/2026	6,429,163	2.5
COTTON NO.2 FUTR MAR26 CTH6	13,059,289	3/2026	8,249,553	3.21
COTTON NO.2 FUTR JUL26 CTN6	(14,550,926)	7/2026	(9,683,641)	(3.77)
COPPER FUTURE MAR26 HGH6	5,459,940	3/2026	32,344,687	12.58
COPPER FUTURE JUL26 HGN6	(5,417,890)	7/2026	(32,702,383)	(12.72)
NY HARB ULSD FUT MAR26 HOH6	(90,013)	3/2026	(228,002)	(0.09)
NY HARB ULSD FUT JUN26 HOM6	120,167	6/2026	278,079	0.11
COFFEE 'C' FUTURE MAR26 KCH6	1,654,006	3/2026	5,495,434	2.14
COFFEE 'C' FUTURE JUL26 KCN6	(2,080,635)	7/2026	(6,429,163)	(2.5)
LME PRI ALUM FUTR MAR26 LAH26	(7,978)	3/2026	(25,035,250)	(9.74)
LME PRI ALUM FUTR JUN26 LAM26	8,363	6/2026	26,330,497	10.24
LME LEAD FUTURE MAR26 LLH6	14,848	3/2026	29,563,557	11.5
LME LEAD FUTURE JUN26 LLM6	(15,573)	6/2026	(31,667,584)	(12.31)
LME NICKEL FUTURE MAR26 LNH6	(1,398)	3/2026	(24,960,349)	(9.71)
LME NICKEL FUTURE JUN26 LNM6	1,398	6/2026	25,238,892	9.81
LME ZINC FUTURE MAR26 LXH6	(1,776)	3/2026	(6,060,979)	(2.36)
LME ZINC FUTURE JUN26 LXM6	1,895	6/2026	6,429,163	2.5
NATURAL GAS FUTR MAR26 NGH26	(1,018,856)	3/2026	(4,436,100)	(1.72)
NATURAL GAS FUTR JUN26 NGM26	1,547,704	6/2026	6,429,163	2.5
SUGAR #11 (WORLD) FUT MAR26 SBH6	135,589,092	3/2026	19,348,563	7.52
SUGAR #11 (WORLD) FUT JUL26 SBN6	(158,189,824)	7/2026	(21,909,291)	(8.52)
GASOLINE RBOB FUT MAR26 XBH6	2,767,755	3/2026	5,375,534	2.09
GASOLINE RBOB FUT JUN26 XBM6	(2,992,920)	6/2026	(6,486,555)	(2.52)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MLCIMRLB Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	3/2026	36,337,247	(844,278)	(844,278)
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures and fx forwards to hedge market movements.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR26 BOH6	(7,357,971)	3/2026	(3,937,305)	(10.83)
MILL WHEAT EURO FUT MAR26 CAH6	(5,726)	3/2026	(1,318,069)	(3.63)
MILL WHEAT EURO FUT MAY26 CAK6	(11,451)	5/2026	(2,619,236)	(7.21)
COCOA FUTURE MAR26 CCH6	(945)	3/2026	(3,937,305)	(10.83)
WTI CRUDE FUTURE MAR26 CLH6	97,534	3/2026	6,360,156	17.5
CATTLE FEEDER FUT MAR26 FCH6	(1,092,846)	3/2026	(3,937,305)	(10.83)
COPPER FUTURE MAR26 HGH6	(664,627)	3/2026	(3,937,305)	(10.83)
NY HARB ULSD FUT MAR26 HOH6	(2,510,925)	3/2026	(6,360,156)	(17.5)
KC HRW WHEAT FUT MAR26 KWH6	722,763	3/2026	3,937,305	10.83
LEAN HOGS FUTURE APR26 LHJ6	4,137,940	4/2026	3,937,305	10.83
LME COPPER FUTURE MAR26 LPH26	300	3/2026	3,937,305	10.83
COCOA FUTURE - IC MAR26 QCH6	326	3/2026	1,300,537	3.58
COCOA FUTURE - IC MAY26 QCK6	652	5/2026	2,636,769	7.25
LOW SU GASOIL G FUT MAR26 QSH6	(8,719)	3/2026	(6,360,156)	(17.5)
WHITE SUGAR (ICE) FUT MAR26 QWH6	(3,217)	3/2026	(1,303,185)	(3.59)
WHITE SUGAR (ICE) FUT MAY26 QWK6	(6,434)	3/2026	(2,633,994)	(7.25)
SUGAR #11 (WORLD) FUT MAR26 SBH6	27,591,102	3/2026	3,937,305	10.83
SOYBEAN MEAL FUTR MAR26 SMH6	13,410	3/2026	3,937,305	10.83
GASOLINE RBOB FUT MAR26 XBH6	3,274,726	3/2026	6,360,156	17.5
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	3/2026	116,987,196	(158,918)	(158,918)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR26 BOH6	(36,203,403)	3/2026	(19,372,441)	(16.56)
SOYBEAN OIL FUTR JUL26 BON6	23,757,177	7/2026	12,921,529	11.05
SOYBEAN OIL FUTR DEC26 BOZ6	12,076,748	12/2026	6,467,099	5.53
COTTON NO.2 FUTR MAR26 CTH6	(18,183,876)	3/2026	(11,486,754)	(9.82)
COTTON NO.2 FUTR JUL26 CTN6	11,550,576	7/2026	7,686,908	6.57
COTTON NO.2 FUTR DEC26 CTZ6	5,604,565	12/2026	3,853,139	3.29
COPPER FUTURE MAR26 HGH6	3,278,490	3/2026	19,421,776	16.6
COPPER FUTURE JUL26 HGN6	(2,144,377)	7/2026	(12,943,460)	(11.06)
COPPER FUTURE SEP26 HGU6	(1,063,504)	9/2026	(6,470,892)	(5.53)
LIVE CATTLE FUTR APR26 LCJ6	6,557,573	4/2026	15,528,333	13.27
LIVE CATTLE FUTR JUN26 LCM6	(4,454,919)	6/2026	(10,323,161)	(8.82)
LIVE CATTLE FUTR AUG26 LCQ6	(2,251,426)	8/2026	(5,155,203)	(4.41)
GASOLINE RBOB FUT MAR26 XBH6	2,103,090	3/2026	4,084,622	3.49
GASOLINE RBOB FUT JUL26 XBN6	(1,270,301)	7/2026	(2,727,463)	(2.33)
GASOLINE RBOB FUT SEP26 XBU6	(656,862)	9/2026	(1,362,201)	(1.16)
SUGAR #11 (WORLD) FUT MAR26 SBH6	(26,653,542)	3/2026	(3,803,460)	(3.25)
SUGAR #11 (WORLD) FUT JUL26 SBN6	18,277,778	7/2026	2,531,472	2.16
SUGAR #11 (WORLD) FUT OCT26 SBV6	8,945,242	10/2026	1,269,330	1.09
SOYBEAN MEAL FUTR MAR26 SMH6	(26,337)	3/2026	(7,732,495)	(6.61)
SOYBEAN MEAL FUTR JUL26 SMN6	17,169	7/2026	5,195,220	4.44
SOYBEAN MEAL FUTR DEC26 SMZ6	8,425	12/2026	2,609,216	2.23
WHEAT FUTURE(CBT) MAR26 W H6	(2,961,275)	3/2026	(15,931,658)	(13.62)
WHEAT FUTURE(CBT) JUL26 W N6	1,897,151	7/2026	10,543,415	9.01
WHEAT FUTURE(CBT) SEP26 W U6	925,071	9/2026	5,252,089	4.49
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCSQAF1 Index	0.90%	Return of Index	At Maturity	UBS AG	3/2026	66,638,128	575,390	575,390
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
MILL WHEAT EURO FUT MAY26 CAK6	26,585	5/2026	5,134,524	9.17
SOYBEAN OIL FUTR MAR26 BOH6	7,704,629	3/2026	4,122,747	6.19
COCOA FUTURE MAR26 CCH6	(196)	3/2026	(818,197)	(1.23)
RAPESEED EURO FUT MAY26 IJK6	1,795	5/2026	848,846	1.52
CORN FUTURE MAR26 C H6	(1,548,733)	3/2026	(6,632,450)	(9.95)
CATTLE FEEDER FUT MAR26 FCH6	1,825,718	3/2026	6,565,798	9.85
KC HRW WHEAT FUT MAR26 KWH6	985,429	3/2026	5,368,122	8.06
COCOA FUTURE - IC MAR26 QCH6	(156)	3/2026	(452,356)	(0.93)
LIVE CATTLE FUTR APR26 LCJ6	2,811,580	4/2026	6,657,821	9.99
MIAX RED WHEAT FUTMAY26 MWEK26	657,243	5/2026	3,874,995	5.82
CANOLA FUTR (WCE) MAY26 RSK6	(343)	5/2026	(225,529)	(0.25)
SOYBEAN MEAL FUTR MAR26 SMH6	12,689	3/2026	3,725,417	5.59
SOYBEAN FUTURE MAR26 S H6	(614,078)	3/2026	(6,535,320)	(9.81)
WHEAT FUTURE(CBT) MAR26 W H6	(211,901)	3/2026	(1,140,028)	(1.71)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
VMACBK3P Index	0.20%	Return of Index	At Maturity	Macquarie Bank Ltd.	3/2026	62,457,508	(3,698,389)	(3,698,389)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short Commodity Futures and Commodity Options related to market volatility.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
CORN FUTURE MAR26 C H6	(669,331)	3/2026	(2,866,408)	(4.58)
CORN FUTURE MAY26 C K6	(523,228)	5/2026	(2,279,964)	(3.64)
BRENT CRUDE FUTR APR26 COJ6	325,789	4/2026	22,583,686	36.09
BRENT CRUDE FUTR MAY26 COK6	14,211	5/2026	975,044	1.56
COTTON NO.2 FUTR MAR26 CTH6	(4,908,616)	3/2026	(3,100,772)	(4.96)
COTTON NO.2 FUTR MAY26 CTK6	(1,112,208)	5/2026	(722,157)	(1.15)
GOLD 100 OZ FUTR APR26 GCJ6	11,156	4/2026	52,938,294	84.6
GOLD 100 OZ FUTR JUN26 GCM6	1,423	6/2026	6,800,775	10.87
NY HARB ULSD FUT MAR26 HOH6	1,011,804	3/2026	2,562,899	4.1
NY HARB ULSD FUT APR26 HOJ6	18,421	4/2026	44,571	0.07
COFFEE 'C' FUTURE MAR26 KCH6	(772,453)	3/2026	(2,566,475)	(4.1)
COFFEE 'C' FUTURE MAY26 KCK6	(788,376)	5/2026	(2,486,145)	(3.97)
LME PRI ALUM FUTR FEB26 LAG26	1,011	2/2026	3,163,362	5.06
LME PRI ALUM FUTR MAR26 LAH26	45	3/2026	140,317	0.22
LME LEAD FUTURE FEB26 LLG6	(60)	2/2026	(118,328)	(0.19)
LME LEAD FUTURE MAR26 LLH6	(95)	3/2026	(190,045)	(0.3)
LME LEAD FUTURE APR26 LLJ6	(31)	4/2026	(61,788)	(0.1)
LME LEAD FUTURE MAY26 LLK6	(23)	5/2026	(45,580)	(0.07)
LME LEAD FUTURE JUN26 LLM6	(12)	6/2026	(24,989)	(0.04)
LME LEAD FUTURE JUL26 LLN6	4	7/2026	8,942	0.01
LME COPPER FUTURE FEB26 LPG26	2,019	2/2026	26,433,557	42.24
LME COPPER FUTURE MAR26 LPH26	306	3/2026	4,016,510	6.42
LME ZINC FUTURE FEB26 LXG6	1,105	2/2026	3,758,192	6.01
LME ZINC FUTURE MAR26 LXH6	389	3/2026	1,326,884	2.12
SOYBEAN FUTURE MAR26 S H6	(544,274)	3/2026	(5,792,434)	(9.26)
SOYBEAN FUTURE MAY26 S K6	14,635	5/2026	157,619	0.25
GASOLINE RBOB FUT MAR26 XBH6	465,390	3/2026	903,880	1.44
GASOLINE RBOB FUT APR26 XBJ6	8,241	4/2026	17,883	0.03
Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)
CORN FUTURE MAR26 C H6 CALL 440 02/20/2026	(61,778)	(1,236)	440.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 445 02/20/2026	(156,097)	(1,951)	445.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 450 02/20/2026	(220,667)	(1,655)	450.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 455 02/20/2026	(293,714)	(1,469)	455.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 460 02/20/2026	(203,208)	(762)	460.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 465 02/20/2026	(211,126)	(792)	465.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 470 02/20/2026	(208,401)	(521)	470.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 475 02/20/2026	(296,407)	(741)	475.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 480 02/20/2026	(135,821)	(340)	480.00	2/2026	-
CORN FUTURE MAR26 C H6 CALL 485 02/20/2026	(5,975)	(15)	485.00	2/2026	-
CORN FUTURE MAR26 C H6 PUT 405 02/20/2026	(131,767)	(659)	405.00	2/2026	-
CORN FUTURE MAR26 C H6 PUT 410 02/20/2026	(289,224)	(2,169)	410.00	2/2026	-
CORN FUTURE MAR26 C H6 PUT 415 02/20/2026	(258,757)	(3,558)	415.00	2/2026	(0.01)
CORN FUTURE MAR26 C H6 PUT 420 02/20/2026	(291,722)	(7,293)	420.00	2/2026	(0.01)
CORN FUTURE MAR26 C H6 PUT 425 02/20/2026	(236,809)	(10,360)	425.00	2/2026	(0.02)
CORN FUTURE MAR26 C H6 PUT 430 02/20/2026	(291,181)	(19,655)	430.00	2/2026	(0.03)
CORN FUTURE MAR26 C H6 PUT 435 02/20/2026	(251,146)	(24,801)	435.00	2/2026	(0.04)
CORN FUTURE MAR26 C H6 PUT 440 02/20/2026	(166,395)	(22,879)	440.00	2/2026	(0.04)
CORN FUTURE MAR26 C H6 PUT 445 02/20/2026	(29,806)	(5,365)	445.00	2/2026	(0.01)
CORN FUTURE MAY26 C K6 CALL 440 04/24/2026	(155,243)	(16,883)	440.00	4/2026	(0.03)
CORN FUTURE MAY26 C K6 CALL 445 04/24/2026	(51,116)	(4,600)	445.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 CALL 450 04/24/2026	(57,700)	(4,327)	450.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 CALL 455 04/24/2026	(183,591)	(11,245)	455.00	4/2026	(0.02)
CORN FUTURE MAY26 C K6 CALL 460 04/24/2026	(274,485)	(13,724)	460.00	4/2026	(0.02)
CORN FUTURE MAY26 C K6 CALL 465 04/24/2026	(284,778)	(11,747)	465.00	4/2026	(0.02)
CORN FUTURE MAY26 C K6 CALL 470 04/24/2026	(225,668)	(7,616)	470.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 CALL 475 04/24/2026	(45,162)	(1,298)	475.00	4/2026	-
CORN FUTURE MAY26 C K6 CALL 480 04/24/2026	(235,395)	(5,591)	480.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 CALL 485 04/24/2026	(302,985)	(6,438)	485.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 CALL 490 04/24/2026	(183,258)	(3,207)	490.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 CALL 495 04/24/2026	(26,015)	(390)	495.00	4/2026	-
CORN FUTURE MAY26 C K6 PUT 405 04/24/2026	(47,157)	(1,297)	405.00	4/2026	-
CORN FUTURE MAY26 C K6 PUT 410 04/24/2026	(126,846)	(4,598)	410.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 PUT 415 04/24/2026	(159,436)	(7,573)	415.00	4/2026	(0.01)
CORN FUTURE MAY26 C K6 PUT 420 04/24/2026	(239,124)	(14,347)	420.00	4/2026	(0.02)
CORN FUTURE MAY26 C K6 PUT 425 04/24/2026	(577,480)	(44,755)	425.00	4/2026	(0.07)
CORN FUTURE MAY26 C K6 PUT 430 04/24/2026	(268,956)	(26,896)	430.00	4/2026	(0.04)
CORN FUTURE MAY26 C K6 PUT 435 04/24/2026	(175,447)	(21,931)	435.00	4/2026	(0.04)
CORN FUTURE MAY26 C K6 PUT 440 04/24/2026	(205,531)	(31,087)	440.00	4/2026	(0.05)
CORN FUTURE MAY26 C K6 PUT 445 04/24/2026	(372,198)	(67,926)	445.00	4/2026	(0.11)
CORN FUTURE MAY26 C K6 PUT 450 04/24/2026	(62,160)	(13,442)	450.00	4/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 CALL 61.50 02/24/2026	(15,007)	(126,662)	61.50	2/2026	(0.2)
BRENT CRUDE FUTR APR26 COJ6 CALL 62.25 02/24/2026	(15,335)	(120,071)	62.25	2/2026	(0.19)
BRENT CRUDE FUTR APR26 COJ6 CALL 62.20 02/24/2026	(31,413)	(247,220)	62.20	2/2026	(0.4)
BRENT CRUDE FUTR APR26 COJ6 CALL 62.50 02/24/2026	(16,177)	(123,593)	62.50	2/2026	(0.2)
BRENT CRUDE FUTR APR26 COJ6 CALL 63.25 02/24/2026	(30,458)	(215,339)	63.25	2/2026	(0.34)
BRENT CRUDE FUTR APR26 COJ6 CALL 63.50 02/24/2026	(14,016)	(96,568)	63.50	2/2026	(0.15)
BRENT CRUDE FUTR APR26 COJ6 CALL 63.75 02/24/2026	(31,769)	(213,485)	63.75	2/2026	(0.34)
BRENT CRUDE FUTR APR26 COJ6 CALL 63 02/24/2026	(15,305)	(111,111)	63.00	2/2026	(0.18)
BRENT CRUDE FUTR APR26 COJ6 CALL 64.25 02/24/2026	(15,663)	(99,774)	64.25	2/2026	(0.16)
BRENT CRUDE FUTR APR26 COJ6 CALL 64.75 02/24/2026	(15,674)	(94,825)	64.75	2/2026	(0.15)
BRENT CRUDE FUTR APR26 COJ6 CALL 65.25 02/24/2026	(58,845)	(338,360)	65.25	2/2026	(0.54)
BRENT CRUDE FUTR APR26 COJ6 CALL 65.50 02/24/2026	(11,132)	(62,341)	65.50	2/2026	(0.1)
BRENT CRUDE FUTR APR26 COJ6 CALL 65.75 02/24/2026	(24,007)	(131,080)	65.75	2/2026	(0.21)
BRENT CRUDE FUTR APR26 COJ6 CALL 65 02/24/2026	(16,861)	(99,483)	65.00	2/2026	(0.16)
BRENT CRUDE FUTR APR26 COJ6 CALL 66.25 02/24/2026	(16,775)	(87,061)	66.25	2/2026	(0.14)
BRENT CRUDE FUTR APR26 COJ6 CALL 66.50 02/24/2026	(25,892)	(131,013)	66.50	2/2026	(0.21)
BRENT CRUDE FUTR APR26 COJ6 CALL 66 02/24/2026	(45,900)	(244,190)	66.00	2/2026	(0.39)
BRENT CRUDE FUTR APR26 COJ6 CALL 67.50 02/24/2026	(11,971)	(54,949)	67.50	2/2026	(0.09)
BRENT CRUDE FUTR APR26 COJ6 CALL 67 02/24/2026	(34,914)	(168,285)	67.00	2/2026	(0.27)
BRENT CRUDE FUTR APR26 COJ6 CALL 68.50 02/24/2026	(26,649)	(111,393)	68.50	2/2026	(0.18)
BRENT CRUDE FUTR APR26 COJ6 CALL 68.75 02/24/2026	(22,354)	(91,205)	68.75	2/2026	(0.15)
BRENT CRUDE FUTR APR26 COJ6 CALL 69.50 02/24/2026	(13,310)	(50,712)	69.50	2/2026	(0.08)
BRENT CRUDE FUTR APR26 COJ6 CALL 69 02/24/2026	(23,989)	(95,717)	69.00	2/2026	(0.15)
BRENT CRUDE FUTR APR26 COJ6 CALL 70 02/24/2026	(12,204)	(44,544)	70.00	2/2026	(0.07)
BRENT CRUDE FUTR APR26 COJ6 CALL 71.50 02/24/2026	(12,571)	(40,103)	71.50	2/2026	(0.06)
BRENT CRUDE FUTR APR26 COJ6 CALL 73 02/24/2026	(11,617)	(32,644)	73.00	2/2026	(0.05)
BRENT CRUDE FUTR APR26 COJ6 CALL 76.50 02/24/2026	2,975	6,337	76.50	2/2026	0.01
BRENT CRUDE FUTR APR26 COJ6 CALL 76 02/24/2026	2,975	6,574	76.00	2/2026	0.01
BRENT CRUDE FUTR APR26 COJ6 CALL 77.50 02/24/2026	2,976	5,862	77.50	2/2026	0.01
BRENT CRUDE FUTR APR26 COJ6 CALL 77 02/24/2026	2,975	6,099	77.00	2/2026	0.01
BRENT CRUDE FUTR APR26 COJ6 CALL 78 02/24/2026	8,928	16,963	78.00	2/2026	0.03
BRENT CRUDE FUTR APR26 COJ6 CALL 79 02/24/2026	2,976	5,298	79.00	2/2026	0.01
BRENT CRUDE FUTR APR26 COJ6 CALL 80 02/24/2026	17,861	29,649	80.00	2/2026	0.05
BRENT CRUDE FUTR APR26 COJ6 CALL 81 02/24/2026	2,977	4,614	81.00	2/2026	0.01
BRENT CRUDE FUTR APR26 COJ6 CALL 82 02/24/2026	14,891	21,742	82.00	2/2026	0.03
BRENT CRUDE FUTR APR26 COJ6 PUT 30 02/24/2026	476,670	4,767	30.00	2/2026	0.01
BRENT CRUDE FUTR APR26 COJ6 PUT 55.75 02/24/2026	(21,724)	(3,476)	55.75	2/2026	(0.01)
BRENT CRUDE FUTR APR26 COJ6 PUT 56.75 02/24/2026	(57,838)	(10,989)	56.75	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 56 02/24/2026	(17,826)	(3,030)	56.00	2/2026	-
BRENT CRUDE FUTR APR26 COJ6 PUT 57.25 02/24/2026	(62,360)	(13,719)	57.25	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 57.50 02/24/2026	(18,173)	(4,180)	57.50	2/2026	(0.01)
BRENT CRUDE FUTR APR26 COJ6 PUT 57.75 02/24/2026	(34,271)	(8,225)	57.75	2/2026	(0.01)
BRENT CRUDE FUTR APR26 COJ6 PUT 57 02/24/2026	(20,142)	(4,028)	57.00	2/2026	(0.01)
BRENT CRUDE FUTR APR26 COJ6 PUT 58.25 02/24/2026	(16,006)	(4,322)	58.25	2/2026	(0.01)
BRENT CRUDE FUTR APR26 COJ6 PUT 58.50 02/24/2026	(32,487)	(9,421)	58.50	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 58.75 02/24/2026	(32,450)	(9,735)	58.75	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 59.25 02/24/2026	(32,382)	(11,010)	59.25	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 59.50 02/24/2026	(13,909)	(5,146)	59.50	2/2026	(0.01)
BRENT CRUDE FUTR APR26 COJ6 PUT 59.75 02/24/2026	(49,118)	(19,156)	59.75	2/2026	(0.03)
BRENT CRUDE FUTR APR26 COJ6 PUT 59 02/24/2026	(31,161)	(9,972)	59.00	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 60.25 02/24/2026	(61,921)	(27,245)	60.25	2/2026	(0.04)
BRENT CRUDE FUTR APR26 COJ6 PUT 60.50 02/24/2026	(25,761)	(12,108)	60.50	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 61.25 02/24/2026	(14,180)	(8,224)	61.25	2/2026	(0.01)
BRENT CRUDE FUTR APR26 COJ6 PUT 61.75 02/24/2026	(37,466)	(25,102)	61.75	2/2026	(0.04)
BRENT CRUDE FUTR APR26 COJ6 PUT 62.50 02/24/2026	(12,394)	(10,163)	62.50	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 62 02/24/2026	(25,958)	(18,430)	62.00	2/2026	(0.03)
BRENT CRUDE FUTR APR26 COJ6 PUT 63.25 02/24/2026	(12,365)	(12,365)	63.25	2/2026	(0.02)
BRENT CRUDE FUTR APR26 COJ6 PUT 63.75 02/24/2026	(13,371)	(15,376)	63.75	2/2026	(0.02)
BRENT CRUDE FUTR MAY26 COK6 CALL 67.75 03/26/2026	(14,894)	(78,642)	67.75	3/2026	(0.13)
BRENT CRUDE FUTR MAY26 COK6 CALL 69.50 03/26/2026	(13,729)	(63,290)	69.50	3/2026	(0.1)
BRENT CRUDE FUTR MAY26 COK6 CALL 70.50 03/26/2026	(13,577)	(57,974)	70.50	3/2026	(0.09)
BRENT CRUDE FUTR MAY26 COK6 CALL 72.50 03/26/2026	(15,365)	(56,544)	72.50	3/2026	(0.09)
BRENT CRUDE FUTR MAY26 COK6 CALL 73.50 03/26/2026	(12,658)	(43,291)	73.50	3/2026	(0.07)
BRENT CRUDE FUTR MAY26 COK6 CALL 74.50 03/26/2026	(14,977)	(47,627)	74.50	3/2026	(0.08)
BRENT CRUDE FUTR MAY26 COK6 CALL 74 03/26/2026	2,973	9,810	74.00	3/2026	0.02
BRENT CRUDE FUTR MAY26 COK6 CALL 75.50 03/26/2026	(8,405)	(24,964)	75.50	3/2026	(0.04)
BRENT CRUDE FUTR MAY26 COK6 CALL 75 03/26/2026	2,973	9,127	75.00	3/2026	0.01
BRENT CRUDE FUTR MAY26 COK6 CALL 76.50 03/26/2026	5,947	16,472	76.50	3/2026	0.03
BRENT CRUDE FUTR MAY26 COK6 CALL 76 03/26/2026	2,973	8,532	76.00	3/2026	0.01
BRENT CRUDE FUTR MAY26 COK6 CALL 77.50 03/26/2026	5,947	15,463	77.50	3/2026	0.02
BRENT CRUDE FUTR MAY26 COK6 CALL 77 03/26/2026	8,920	23,905	77.00	3/2026	0.04
BRENT CRUDE FUTR MAY26 COK6 CALL 78 03/26/2026	2,974	7,465	78.00	3/2026	0.01
BRENT CRUDE FUTR MAY26 COK6 CALL 79 03/26/2026	1,867	4,405	79.00	3/2026	0.01
BRENT CRUDE FUTR MAY26 COK6 CALL 80 03/26/2026	8,924	19,722	80.00	3/2026	0.03
BRENT CRUDE FUTR MAY26 COK6 PUT 20 03/26/2026	166,704	1,667	20.00	3/2026	-
BRENT CRUDE FUTR MAY26 COK6 PUT 30 03/26/2026	333,270	13,331	30.00	3/2026	0.02
BRENT CRUDE FUTR MAY26 COK6 PUT 58.50 03/26/2026	(19,630)	(16,293)	58.50	3/2026	(0.03)
BRENT CRUDE FUTR MAY26 COK6 PUT 60.50 03/26/2026	(19,087)	(24,240)	60.50	3/2026	(0.04)
BRENT CRUDE FUTR MAY26 COK6 PUT 60 03/26/2026	(19,384)	(22,291)	60.00	3/2026	(0.04)
BRENT CRUDE FUTR MAY26 COK6 PUT 61.75 03/26/2026	(17,575)	(28,823)	61.75	3/2026	(0.05)
BRENT CRUDE FUTR MAY26 COK6 PUT 62.50 03/26/2026	(16,221)	(30,820)	62.50	3/2026	(0.05)
BRENT CRUDE FUTR MAY26 COK6 PUT 64.25 03/26/2026	(14,740)	(38,324)	64.25	3/2026	(0.06)
BRENT CRUDE FUTR MAY26 COK6 PUT 65 03/26/2026	(14,499)	(42,771)	65.00	3/2026	(0.07)
BRENT CRUDE FUTR MAY26 COK6 PUT 66.75 03/26/2026	(14,326)	(55,156)	66.75	3/2026	(0.09)
BRENT CRUDE FUTR JUN26 COM6 CALL 77 04/27/2026	297,162	17,830	77.00	4/2026	0.03
BRENT CRUDE FUTR JUN26 COM6 CALL 78 04/27/2026	594,410	33,406	78.00	4/2026	0.05
BRENT CRUDE FUTR JUN26 COM6 CALL 79 04/27/2026	297,250	15,635	79.00	4/2026	0.02
BRENT CRUDE FUTR JUN26 COM6 CALL 81 04/27/2026	148,681	6,929	81.00	4/2026	0.01
BRENT CRUDE FUTR JUN26 COM6 CALL 84 04/27/2026	148,832	5,775	84.00	4/2026	0.01
BRENT CRUDE FUTR JUN26 COM6 CALL 85 04/27/2026	148,907	5,450	85.00	4/2026	0.01
BRENT CRUDE FUTR JUN26 COM6 CALL 86 04/27/2026	297,810	10,304	86.00	4/2026	0.02
BRENT CRUDE FUTR JUN26 COM6 CALL 87 04/27/2026	297,898	9,771	87.00	4/2026	0.02
BRENT CRUDE FUTR JUN26 COM6 CALL 89 04/27/2026	298,192	8,826	89.00	4/2026	0.01
BRENT CRUDE FUTR JUN26 COM6 CALL 90 04/27/2026	596,711	16,708	90.00	4/2026	0.03
BRENT CRUDE FUTR JUN26 COM6 PUT 20 04/27/2026	3,567,071	2,140	20.00	4/2026	-
BRENT CRUDE FUTR JUN26 COM6 PUT 30 04/27/2026	21,391,455	29,948	30.00	4/2026	0.05
BRENT CRUDE FUTR JUL26 CON6 CALL 104 05/26/2026	150,122	2,402	104.00	5/2026	-
BRENT CRUDE FUTR JUL26 CON6 CALL 96 05/26/2026	149,290	3,374	96.00	5/2026	0.01
BRENT CRUDE FUTR JUL26 CON6 CALL 98 05/26/2026	149,446	3,079	98.00	5/2026	-
BRENT CRUDE FUTR JUL26 CON6 PUT 30 05/26/2026	3,563,543	6,414	30.00	5/2026	0.01
COTTON NO.2 FUTR MAR26 CTH6 CALL 65 02/06/2026	(194,956)	(214)	65.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 66 02/06/2026	(357,900)	(251)	66.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 67 02/06/2026	(1,142,222)	(571)	67.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 68 02/06/2026	(1,165,162)	(350)	68.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 69 02/06/2026	(1,110,536)	(333)	69.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 70 02/06/2026	(1,618,733)	(324)	70.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 71 02/06/2026	(411,995)	(82)	71.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 72 02/06/2026	(363,530)	(36)	72.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 CALL 73 02/06/2026	(553,294)	(55)	73.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 PUT 61 02/06/2026	(87,620)	(26)	61.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 PUT 62 02/06/2026	(1,313,527)	(1,445)	62.00	2/2026	-
COTTON NO.2 FUTR MAR26 CTH6 PUT 63 02/06/2026	(1,600,736)	(6,403)	63.00	2/2026	(0.01)
COTTON NO.2 FUTR MAR26 CTH6 PUT 64 02/06/2026	(1,845,460)	(19,562)	64.00	2/2026	(0.03)
COTTON NO.2 FUTR MAR26 CTH6 PUT 65 02/06/2026	(1,313,331)	(25,479)	65.00	2/2026	(0.04)
COTTON NO.2 FUTR MAR26 CTH6 PUT 66 02/06/2026	(868,722)	(25,106)	66.00	2/2026	(0.04)
COTTON NO.2 FUTR MAR26 CTH6 PUT 67 02/06/2026	(517,657)	(20,033)	67.00	2/2026	(0.03)
COTTON NO.2 FUTR MAY26 CTK6 CALL 66 04/10/2026	(936,085)	(10,859)	66.00	4/2026	(0.02)
COTTON NO.2 FUTR MAY26 CTK6 CALL 67 04/10/2026	(2,883,163)	(25,372)	67.00	4/2026	(0.04)
COTTON NO.2 FUTR MAY26 CTK6 CALL 68 04/10/2026	(1,507,433)	(10,100)	68.00	4/2026	(0.02)
COTTON NO.2 FUTR MAY26 CTK6 CALL 69 04/10/2026	(2,298,195)	(12,180)	69.00	4/2026	(0.02)
COTTON NO.2 FUTR MAY26 CTK6 CALL 70 04/10/2026	(1,070,152)	(4,495)	70.00	4/2026	(0.01)
COTTON NO.2 FUTR MAY26 CTK6 PUT 61 04/10/2026	(513,251)	(1,488)	61.00	4/2026	-
COTTON NO.2 FUTR MAY26 CTK6 PUT 62 04/10/2026	(2,353,311)	(10,355)	62.00	4/2026	(0.02)
COTTON NO.2 FUTR MAY26 CTK6 PUT 63 04/10/2026	(1,899,185)	(13,484)	63.00	4/2026	(0.02)
COTTON NO.2 FUTR MAY26 CTK6 PUT 64 04/10/2026	(2,522,094)	(27,743)	64.00	4/2026	(0.04)
COTTON NO.2 FUTR MAY26 CTK6 PUT 65 04/10/2026	(1,988,843)	(31,821)	65.00	4/2026	(0.05)
COTTON NO.2 FUTR MAY26 CTK6 PUT 66 04/10/2026	(125,522)	(2,787)	66.00	4/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3530 03/26/2026	(86)	(105,206)	3,530.00	3/2026	(0.17)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3535 03/26/2026	(91)	(110,378)	3,535.00	3/2026	(0.18)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3540 03/26/2026	(173)	(209,070)	3,540.00	3/2026	(0.33)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3555 03/26/2026	(171)	(204,353)	3,555.00	3/2026	(0.33)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3560 03/26/2026	(174)	(207,623)	3,560.00	3/2026	(0.33)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3565 03/26/2026	(258)	(305,819)	3,565.00	3/2026	(0.49)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3570 03/26/2026	(253)	(298,425)	3,570.00	3/2026	(0.48)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3580 03/26/2026	(160)	(187,793)	3,580.00	3/2026	(0.3)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3585 03/26/2026	(86)	(100,606)	3,585.00	3/2026	(0.16)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3590 03/26/2026	(258)	(299,401)	3,590.00	3/2026	(0.48)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3595 03/26/2026	(86)	(99,780)	3,595.00	3/2026	(0.16)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3600 03/26/2026	(162)	(186,719)	3,600.00	3/2026	(0.3)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3610 03/26/2026	(244)	(279,064)	3,610.00	3/2026	(0.45)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3615 03/26/2026	(159)	(180,413)	3,615.00	3/2026	(0.29)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3620 03/26/2026	(261)	(295,729)	3,620.00	3/2026	(0.47)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3625 03/26/2026	(172)	(194,660)	3,625.00	3/2026	(0.31)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3645 03/26/2026	(85)	(94,778)	3,645.00	3/2026	(0.15)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3705 03/26/2026	(95)	(99,919)	3,705.00	3/2026	(0.16)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3710 03/26/2026	(91)	(95,339)	3,710.00	3/2026	(0.15)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3725 03/26/2026	(96)	(99,590)	3,725.00	3/2026	(0.16)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3730 03/26/2026	(189)	(194,711)	3,730.00	3/2026	(0.31)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3740 03/26/2026	(168)	(171,860)	3,740.00	3/2026	(0.27)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3745 03/26/2026	(276)	(280,232)	3,745.00	3/2026	(0.45)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3750 03/26/2026	(188)	(189,804)	3,750.00	3/2026	(0.3)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3760 03/26/2026	(96)	(95,947)	3,760.00	3/2026	(0.15)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3770 03/26/2026	(357)	(354,672)	3,770.00	3/2026	(0.57)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3775 03/26/2026	(92)	(91,404)	3,775.00	3/2026	(0.15)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3780 03/26/2026	(176)	(173,456)	3,780.00	3/2026	(0.28)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3790 03/26/2026	(273)	(266,520)	3,790.00	3/2026	(0.43)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3800 03/26/2026	(170)	(164,567)	3,800.00	3/2026	(0.26)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3820 03/26/2026	(270)	(255,385)	3,820.00	3/2026	(0.41)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3825 03/26/2026	(264)	(249,206)	3,825.00	3/2026	(0.4)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3830 03/26/2026	(258)	(242,065)	3,830.00	3/2026	(0.39)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3850 03/26/2026	(92)	(84,708)	3,850.00	3/2026	(0.14)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3900 03/26/2026	(100)	(87,296)	3,900.00	3/2026	(0.14)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3910 03/26/2026	(85)	(73,197)	3,910.00	3/2026	(0.12)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3920 03/26/2026	(87)	(74,125)	3,920.00	3/2026	(0.12)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3965 03/26/2026	(98)	(80,093)	3,965.00	3/2026	(0.13)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3970 03/26/2026	(98)	(79,157)	3,970.00	3/2026	(0.13)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3975 03/26/2026	(83)	(67,060)	3,975.00	3/2026	(0.11)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4015 03/26/2026	(96)	(73,641)	4,015.00	3/2026	(0.12)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4020 03/26/2026	(80)	(61,088)	4,020.00	3/2026	(0.1)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4070 03/26/2026	(95)	(68,282)	4,070.00	3/2026	(0.11)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4085 03/26/2026	(93)	(66,140)	4,085.00	3/2026	(0.11)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4100 03/26/2026	(92)	(64,063)	4,100.00	3/2026	(0.1)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4125 03/26/2026	(91)	(61,553)	4,125.00	3/2026	(0.1)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4160 03/26/2026	(106)	(68,596)	4,160.00	3/2026	(0.11)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4165 03/26/2026	(96)	(61,667)	4,165.00	3/2026	(0.1)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4175 03/26/2026	(194)	(122,816)	4,175.00	3/2026	(0.2)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4185 03/26/2026	(88)	(54,808)	4,185.00	3/2026	(0.09)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4190 03/26/2026	(92)	(57,336)	4,190.00	3/2026	(0.09)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4200 03/26/2026	(194)	(118,992)	4,200.00	3/2026	(0.19)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4220 03/26/2026	(185)	(110,434)	4,220.00	3/2026	(0.18)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4225 03/26/2026	(191)	(113,246)	4,225.00	3/2026	(0.18)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4230 03/26/2026	(97)	(56,968)	4,230.00	3/2026	(0.09)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4275 03/26/2026	(187)	(104,058)	4,275.00	3/2026	(0.17)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4295 03/26/2026	(86)	(46,539)	4,295.00	3/2026	(0.07)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4300 03/26/2026	(188)	(100,894)	4,300.00	3/2026	(0.16)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4305 03/26/2026	(87)	(46,167)	4,305.00	3/2026	(0.07)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4360 03/26/2026	(116)	(57,539)	4,360.00	3/2026	(0.09)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4370 03/26/2026	(106)	(51,443)	4,370.00	3/2026	(0.08)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4385 03/26/2026	(116)	(55,298)	4,385.00	3/2026	(0.09)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4400 03/26/2026	(405)	(188,528)	4,400.00	3/2026	(0.3)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4405 03/26/2026	(217)	(100,022)	4,405.00	3/2026	(0.16)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4415 03/26/2026	(226)	(102,846)	4,415.00	3/2026	(0.16)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4420 03/26/2026	(114)	(51,203)	4,420.00	3/2026	(0.08)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4425 03/26/2026	(197)	(87,921)	4,425.00	3/2026	(0.14)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4445 03/26/2026	(216)	(93,298)	4,445.00	3/2026	(0.15)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4465 03/26/2026	(112)	(46,868)	4,465.00	3/2026	(0.07)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4490 03/26/2026	(202)	(81,810)	4,490.00	3/2026	(0.13)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4495 03/26/2026	(95)	(38,005)	4,495.00	3/2026	(0.06)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4500 03/26/2026	(106)	(42,135)	4,500.00	3/2026	(0.07)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4505 03/26/2026	(106)	(41,980)	4,505.00	3/2026	(0.07)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4510 03/26/2026	(386)	(151,709)	4,510.00	3/2026	(0.24)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4520 03/26/2026	(94)	(36,172)	4,520.00	3/2026	(0.06)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4525 03/26/2026	(91)	(35,037)	4,525.00	3/2026	(0.06)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4540 03/26/2026	(105)	(39,322)	4,540.00	3/2026	(0.06)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4550 03/26/2026	(104)	(38,264)	4,550.00	3/2026	(0.06)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4565 03/26/2026	(197)	(70,572)	4,565.00	3/2026	(0.11)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4575 03/26/2026	(126)	(44,271)	4,575.00	3/2026	(0.07)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4600 03/26/2026	(245)	(82,692)	4,600.00	3/2026	(0.13)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4615 03/26/2026	(244)	(80,325)	4,615.00	3/2026	(0.13)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4625 03/26/2026	(328)	(106,136)	4,625.00	3/2026	(0.17)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4630 03/26/2026	(86)	(27,724)	4,630.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4635 03/26/2026	(86)	(27,462)	4,635.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4660 03/26/2026	(98)	(29,699)	4,660.00	3/2026	(0.05)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4670 03/26/2026	(121)	(36,109)	4,670.00	3/2026	(0.06)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4675 03/26/2026	(173)	(51,191)	4,675.00	3/2026	(0.08)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4685 03/26/2026	(198)	(57,583)	4,685.00	3/2026	(0.09)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4690 03/26/2026	(119)	(34,275)	4,690.00	3/2026	(0.05)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4695 03/26/2026	(97)	(27,804)	4,695.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4700 03/26/2026	(331)	(93,902)	4,700.00	3/2026	(0.15)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4720 03/26/2026	(230)	(62,730)	4,720.00	3/2026	(0.1)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4725 03/26/2026	(101)	(27,217)	4,725.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4750 03/26/2026	(317)	(81,840)	4,750.00	3/2026	(0.13)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4755 03/26/2026	(79)	(20,239)	4,755.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4770 03/26/2026	(99)	(24,543)	4,770.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4775 03/26/2026	(191)	(47,002)	4,775.00	3/2026	(0.08)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4785 03/26/2026	(80)	(19,366)	4,785.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4800 03/26/2026	(80)	(18,926)	4,800.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4805 03/26/2026	(80)	(18,558)	4,805.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4825 03/26/2026	(94)	(21,028)	4,825.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4830 03/26/2026	(188)	(41,805)	4,830.00	3/2026	(0.07)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4870 03/26/2026	(91)	(18,798)	4,870.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4875 03/26/2026	(103)	(21,026)	4,875.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4880 03/26/2026	(92)	(18,604)	4,880.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4900 03/26/2026	(103)	(20,112)	4,900.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4925 03/26/2026	(103)	(19,067)	4,925.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4940 03/26/2026	(161)	(28,930)	4,940.00	3/2026	(0.05)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4970 03/26/2026	(88)	(14,915)	4,970.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 4975 03/26/2026	(185)	(31,094)	4,975.00	3/2026	(0.05)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5010 03/26/2026	(173)	(27,211)	5,010.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5025 03/26/2026	(71)	(10,852)	5,025.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5110 03/26/2026	(71)	(9,091)	5,110.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5140 03/26/2026	(80)	(9,673)	5,140.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5180 03/26/2026	(66)	(7,393)	5,180.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5240 03/26/2026	(77)	(7,654)	5,240.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5320 03/26/2026	(64)	(5,565)	5,320.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5330 03/26/2026	(73)	(6,300)	5,330.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5420 03/26/2026	(73)	(5,473)	5,420.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5460 03/26/2026	2	166	5,460.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5500 03/26/2026	3	219	5,500.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5580 03/26/2026	135	8,003	5,580.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5590 03/26/2026	(66)	(3,846)	5,590.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5730 03/26/2026	841	39,202	5,730.00	3/2026	0.06
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5850 03/26/2026	1,424	53,965	5,850.00	3/2026	0.09
GOLD 100 OZ FUTR APR26 GCJ6 CALL 5960 03/26/2026	1,131	36,886	5,960.00	3/2026	0.06
GOLD 100 OZ FUTR APR26 GCJ6 CALL 6075 03/26/2026	250	7,206	6,075.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 CALL 6225 03/26/2026	1,057	26,097	6,225.00	3/2026	0.04
GOLD 100 OZ FUTR APR26 GCJ6 CALL 6550 03/26/2026	1,090	17,001	6,550.00	3/2026	0.03
GOLD 100 OZ FUTR APR26 GCJ6 CALL 6850 03/26/2026	674	8,554	6,850.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3125 03/26/2026	(110)	(530)	3,125.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3145 03/26/2026	(109)	(568)	3,145.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3155 03/26/2026	(236)	(1,249)	3,155.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3160 03/26/2026	(115)	(623)	3,160.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3165 03/26/2026	(223)	(1,224)	3,165.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3170 03/26/2026	(321)	(1,799)	3,170.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3175 03/26/2026	(110)	(626)	3,175.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3180 03/26/2026	(221)	(1,283)	3,180.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3185 03/26/2026	(435)	(2,521)	3,185.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3195 03/26/2026	(326)	(1,956)	3,195.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3200 03/26/2026	(105)	(638)	3,200.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3205 03/26/2026	(225)	(1,396)	3,205.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3215 03/26/2026	(312)	(1,964)	3,215.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3220 03/26/2026	(333)	(2,132)	3,220.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3225 03/26/2026	(199)	(1,291)	3,225.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3230 03/26/2026	(223)	(1,472)	3,230.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3245 03/26/2026	(112)	(761)	3,245.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3310 03/26/2026	(209)	(1,550)	3,310.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3320 03/26/2026	(96)	(709)	3,320.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3325 03/26/2026	(95)	(703)	3,325.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3330 03/26/2026	(196)	(1,467)	3,330.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3335 03/26/2026	(293)	(2,196)	3,335.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3340 03/26/2026	(188)	(1,411)	3,340.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3345 03/26/2026	(184)	(1,379)	3,345.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3350 03/26/2026	(181)	(1,360)	3,350.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3360 03/26/2026	(269)	(2,016)	3,360.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3365 03/26/2026	(173)	(1,315)	3,365.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3370 03/26/2026	(264)	(2,009)	3,370.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3375 03/26/2026	(182)	(1,383)	3,375.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3380 03/26/2026	(264)	(2,004)	3,380.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3385 03/26/2026	(84)	(642)	3,385.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3390 03/26/2026	(164)	(1,248)	3,390.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3395 03/26/2026	(91)	(695)	3,395.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3400 03/26/2026	(93)	(708)	3,400.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3405 03/26/2026	(91)	(692)	3,405.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3420 03/26/2026	(91)	(698)	3,420.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3485 03/26/2026	(99)	(802)	3,485.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3490 03/26/2026	166	1,344	3,490.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3495 03/26/2026	166	1,362	3,495.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3505 03/26/2026	166	1,378	3,505.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3515 03/26/2026	55	464	3,515.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3520 03/26/2026	221	1,904	3,520.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3530 03/26/2026	166	1,460	3,530.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3535 03/26/2026	166	1,476	3,535.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3550 03/26/2026	(101)	(939)	3,550.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3560 03/26/2026	(256)	(2,453)	3,560.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3565 03/26/2026	166	1,608	3,565.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3570 03/26/2026	497	4,922	3,570.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3575 03/26/2026	166	1,658	3,575.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3585 03/26/2026	166	1,723	3,585.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3600 03/26/2026	166	1,806	3,600.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3605 03/26/2026	166	1,839	3,605.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3610 03/26/2026	(135)	(1,541)	3,610.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3615 03/26/2026	166	1,921	3,615.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3620 03/26/2026	(118)	(1,392)	3,620.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3630 03/26/2026	(124)	(1,512)	3,630.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3645 03/26/2026	331	4,306	3,645.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3650 03/26/2026	44	588	3,650.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3670 03/26/2026	165	2,383	3,670.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3690 03/26/2026	(90)	(1,400)	3,690.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3695 03/26/2026	76	1,205	3,695.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3705 03/26/2026	331	5,491	3,705.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3725 03/26/2026	49	889	3,725.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3730 03/26/2026	(59)	(1,083)	3,730.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3735 03/26/2026	(118)	(2,210)	3,735.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3740 03/26/2026	(44)	(850)	3,740.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3745 03/26/2026	165	3,206	3,745.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3750 03/26/2026	330	6,544	3,750.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3800 03/26/2026	(88)	(2,093)	3,800.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3805 03/26/2026	165	3,998	3,805.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3815 03/26/2026	165	4,146	3,815.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3820 03/26/2026	(179)	(4,576)	3,820.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3825 03/26/2026	(55)	(1,435)	3,825.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3830 03/26/2026	(117)	(3,088)	3,830.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3835 03/26/2026	(229)	(6,115)	3,835.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3840 03/26/2026	(219)	(5,953)	3,840.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3850 03/26/2026	51	1,428	3,850.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3860 03/26/2026	(112)	(3,218)	3,860.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3865 03/26/2026	165	4,821	3,865.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3870 03/26/2026	165	4,903	3,870.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3880 03/26/2026	52	1,596	3,880.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3915 03/26/2026	(153)	(5,133)	3,915.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3930 03/26/2026	165	5,744	3,930.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3935 03/26/2026	(105)	(3,700)	3,935.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3940 03/26/2026	(98)	(3,497)	3,940.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3945 03/26/2026	(251)	(9,045)	3,945.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3960 03/26/2026	165	6,188	3,960.00	3/2026	0.01
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3965 03/26/2026	(340)	(12,915)	3,965.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3975 03/26/2026	75	2,942	3,975.00	3/2026	-
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3980 03/26/2026	(145)	(5,697)	3,980.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3985 03/26/2026	(340)	(13,559)	3,985.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3995 03/26/2026	(143)	(5,869)	3,995.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4000 03/26/2026	(289)	(11,995)	4,000.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4010 03/26/2026	(144)	(6,127)	4,010.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4035 03/26/2026	(184)	(8,306)	4,035.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4050 03/26/2026	(93)	(4,370)	4,050.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4065 03/26/2026	(136)	(6,644)	4,065.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4070 03/26/2026	(91)	(4,519)	4,070.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4080 03/26/2026	(135)	(6,833)	4,080.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4085 03/26/2026	(135)	(6,927)	4,085.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4095 03/26/2026	(135)	(7,127)	4,095.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4100 03/26/2026	(239)	(12,748)	4,100.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4110 03/26/2026	(119)	(6,522)	4,110.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4115 03/26/2026	(122)	(6,811)	4,115.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4120 03/26/2026	(132)	(7,460)	4,120.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4130 03/26/2026	(133)	(7,690)	4,130.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4140 03/26/2026	(368)	(21,879)	4,140.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4160 03/26/2026	(119)	(7,475)	4,160.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4170 03/26/2026	(118)	(7,664)	4,170.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4180 03/26/2026	(238)	(15,844)	4,180.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4185 03/26/2026	(118)	(8,021)	4,185.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4190 03/26/2026	(118)	(8,123)	4,190.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4205 03/26/2026	(125)	(8,994)	4,205.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4210 03/26/2026	(117)	(8,503)	4,210.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4240 03/26/2026	(123)	(9,749)	4,240.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4250 03/26/2026	(237)	(19,291)	4,250.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4265 03/26/2026	(113)	(9,580)	4,265.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4275 03/26/2026	(320)	(27,950)	4,275.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4280 03/26/2026	(223)	(19,737)	4,280.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4285 03/26/2026	(196)	(17,631)	4,285.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4295 03/26/2026	(104)	(9,619)	4,295.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4300 03/26/2026	(99)	(9,341)	4,300.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4305 03/26/2026	(202)	(19,289)	4,305.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4315 03/26/2026	(108)	(10,582)	4,315.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4320 03/26/2026	(116)	(11,515)	4,320.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4325 03/26/2026	(206)	(20,741)	4,325.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4355 03/26/2026	(104)	(11,316)	4,355.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4370 03/26/2026	(104)	(11,755)	4,370.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4380 03/26/2026	(103)	(11,924)	4,380.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4395 03/26/2026	(84)	(10,115)	4,395.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4400 03/26/2026	(89)	(10,821)	4,400.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4405 03/26/2026	(186)	(22,939)	4,405.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4435 03/26/2026	(86)	(11,314)	4,435.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4440 03/26/2026	(202)	(26,776)	4,440.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4470 03/26/2026	(69)	(9,891)	4,470.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4485 03/26/2026	(99)	(14,678)	4,485.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4500 03/26/2026	(55)	(8,515)	4,500.00	3/2026	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4505 03/26/2026	(67)	(10,476)	4,505.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4540 03/26/2026	(104)	(17,639)	4,540.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4545 03/26/2026	(85)	(14,601)	4,545.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4555 03/26/2026	(92)	(16,130)	4,555.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4570 03/26/2026	(87)	(15,772)	4,570.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4580 03/26/2026	(87)	(16,091)	4,580.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4615 03/26/2026	(78)	(15,673)	4,615.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4705 03/26/2026	(74)	(17,900)	4,705.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4735 03/26/2026	(47)	(11,901)	4,735.00	3/2026	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4755 03/26/2026	(76)	(20,102)	4,755.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4775 03/26/2026	(93)	(25,614)	4,775.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4780 03/26/2026	(78)	(21,687)	4,780.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4820 03/26/2026	(77)	(23,293)	4,820.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4850 03/26/2026	(68)	(21,636)	4,850.00	3/2026	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 4910 03/26/2026	(67)	(23,632)	4,910.00	3/2026	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 5005 03/26/2026	(63)	(26,349)	5,005.00	3/2026	(0.04)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3645 05/26/2026	(84)	(96,808)	3,645.00	5/2026	(0.15)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3665 05/26/2026	(83)	(94,390)	3,665.00	5/2026	(0.15)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3685 05/26/2026	(82)	(91,834)	3,685.00	5/2026	(0.15)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3710 05/26/2026	(79)	(87,002)	3,710.00	5/2026	(0.14)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3850 05/26/2026	(87)	(84,907)	3,850.00	5/2026	(0.14)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3875 05/26/2026	(86)	(82,157)	3,875.00	5/2026	(0.13)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3900 05/26/2026	(86)	(79,534)	3,900.00	5/2026	(0.13)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3910 05/26/2026	(74)	(68,061)	3,910.00	5/2026	(0.11)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3915 05/26/2026	(73)	(67,165)	3,915.00	5/2026	(0.11)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3925 05/26/2026	(235)	(212,929)	3,925.00	5/2026	(0.34)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 3945 05/26/2026	(74)	(65,552)	3,945.00	5/2026	(0.1)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4125 05/26/2026	(234)	(172,440)	4,125.00	5/2026	(0.28)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4150 05/26/2026	(157)	(112,336)	4,150.00	5/2026	(0.18)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4160 05/26/2026	(74)	(52,224)	4,160.00	5/2026	(0.08)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4165 05/26/2026	(76)	(53,185)	4,165.00	5/2026	(0.08)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4175 05/26/2026	(78)	(54,163)	4,175.00	5/2026	(0.09)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4350 05/26/2026	(82)	(46,446)	4,350.00	5/2026	(0.07)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4400 05/26/2026	(163)	(87,587)	4,400.00	5/2026	(0.14)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4455 05/26/2026	(82)	(41,104)	4,455.00	5/2026	(0.07)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4465 05/26/2026	(83)	(40,841)	4,465.00	5/2026	(0.07)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4700 05/26/2026	(89)	(32,246)	4,700.00	5/2026	(0.05)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 4710 05/26/2026	(87)	(31,344)	4,710.00	5/2026	(0.05)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5400 05/26/2026	(87)	(12,263)	5,400.00	5/2026	(0.02)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5580 05/26/2026	5	553	5,580.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5590 05/26/2026	6	681	5,590.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5600 05/26/2026	15	1,652	5,600.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5650 05/26/2026	36	3,609	5,650.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5680 05/26/2026	(53)	(5,121)	5,680.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5720 05/26/2026	38	3,468	5,720.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5740 05/26/2026	(93)	(8,334)	5,740.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5750 05/26/2026	(77)	(6,800)	5,750.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5780 05/26/2026	56	4,792	5,780.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5790 05/26/2026	60	5,019	5,790.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5800 05/26/2026	63	5,256	5,800.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5840 05/26/2026	77	6,131	5,840.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 5980 05/26/2026	134	9,030	5,980.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 6090 05/26/2026	(84)	(4,936)	6,090.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 6140 05/26/2026	169	9,379	6,140.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 CALL 6210 05/26/2026	(79)	(4,015)	6,210.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 CALL 6280 05/26/2026	204	9,551	6,280.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 CALL 6400 05/26/2026	266	10,753	6,400.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 CALL 6550 05/26/2026	311	10,570	6,550.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 CALL 6700 05/26/2026	538	15,490	6,700.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 CALL 7100 05/26/2026	1,145	21,756	7,100.00	5/2026	0.03
GOLD 100 OZ FUTR JUN26 GCM6 CALL 7450 05/26/2026	715	9,862	7,450.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3225 05/26/2026	(108)	(1,275)	3,225.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3235 05/26/2026	(110)	(1,314)	3,235.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3250 05/26/2026	(108)	(1,315)	3,250.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3270 05/26/2026	(105)	(1,326)	3,270.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3405 05/26/2026	(89)	(1,407)	3,405.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3425 05/26/2026	(86)	(1,426)	3,425.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3440 05/26/2026	(86)	(1,469)	3,440.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3460 05/26/2026	(86)	(1,546)	3,460.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3465 05/26/2026	(98)	(1,769)	3,465.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3470 05/26/2026	(98)	(1,798)	3,470.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3475 05/26/2026	(96)	(1,774)	3,475.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3480 05/26/2026	(98)	(1,837)	3,480.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3500 05/26/2026	(96)	(1,902)	3,500.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3650 05/26/2026	(101)	(3,006)	3,650.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3660 05/26/2026	(79)	(2,432)	3,660.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3665 05/26/2026	(180)	(5,582)	3,665.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3670 05/26/2026	(78)	(2,446)	3,670.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3675 05/26/2026	(78)	(2,503)	3,675.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3690 05/26/2026	(101)	(3,358)	3,690.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3695 05/26/2026	(77)	(2,589)	3,695.00	5/2026	-
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3735 05/26/2026	165	6,179	3,735.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3745 05/26/2026	165	6,324	3,745.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3750 05/26/2026	165	6,407	3,750.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3770 05/26/2026	165	6,754	3,770.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3835 05/26/2026	165	7,901	3,835.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3850 05/26/2026	165	8,179	3,850.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3855 05/26/2026	82	4,097	3,855.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3870 05/26/2026	165	8,591	3,870.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3885 05/26/2026	(81)	(4,385)	3,885.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3890 05/26/2026	165	8,982	3,890.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3895 05/26/2026	165	9,106	3,895.00	5/2026	0.01
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3900 05/26/2026	(80)	(4,473)	3,900.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3960 05/26/2026	(109)	(6,956)	3,960.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3965 05/26/2026	(108)	(6,934)	3,965.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3970 05/26/2026	165	10,691	3,970.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 3980 05/26/2026	165	10,903	3,980.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4005 05/26/2026	165	11,441	4,005.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4025 05/26/2026	165	11,854	4,025.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4040 05/26/2026	165	12,163	4,040.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4125 05/26/2026	165	14,101	4,125.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4170 05/26/2026	164	15,380	4,170.00	5/2026	0.02
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4180 05/26/2026	(87)	(8,299)	4,180.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4185 05/26/2026	(88)	(8,447)	4,185.00	5/2026	(0.01)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4225 05/26/2026	164	17,352	4,225.00	5/2026	0.03
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4265 05/26/2026	164	19,110	4,265.00	5/2026	0.03
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4290 05/26/2026	164	20,330	4,290.00	5/2026	0.03
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4335 05/26/2026	164	22,671	4,335.00	5/2026	0.04
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4355 05/26/2026	165	23,782	4,355.00	5/2026	0.04
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4420 05/26/2026	164	27,349	4,420.00	5/2026	0.04
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4735 05/26/2026	(116)	(34,956)	4,735.00	5/2026	(0.06)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4850 05/26/2026	(107)	(39,440)	4,850.00	5/2026	(0.06)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 4885 05/26/2026	(108)	(42,074)	4,885.00	5/2026	(0.07)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 5025 05/26/2026	(94)	(45,258)	5,025.00	5/2026	(0.07)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 5230 05/26/2026	(86)	(53,900)	5,230.00	5/2026	(0.09)
GOLD 100 OZ FUTR JUN26 GCM6 PUT 5240 05/26/2026	(83)	(52,574)	5,240.00	5/2026	(0.08)
NY HARB ULSD FUT MAR26 HOH6 CALL 212 02/24/2026	(36,911)	(15,484)	212.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 215 02/24/2026	(37,595)	(14,718)	215.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 217 02/24/2026	(77,681)	(28,991)	217.00	2/2026	(0.05)
NY HARB ULSD FUT MAR26 HOH6 CALL 218 02/24/2026	(72,602)	(26,442)	218.00	2/2026	(0.04)
NY HARB ULSD FUT MAR26 HOH6 CALL 220 02/24/2026	(78,034)	(27,039)	220.00	2/2026	(0.04)
NY HARB ULSD FUT MAR26 HOH6 CALL 221 02/24/2026	(69,189)	(23,372)	221.00	2/2026	(0.04)
NY HARB ULSD FUT MAR26 HOH6 CALL 222 02/24/2026	(78,968)	(25,996)	222.00	2/2026	(0.04)
NY HARB ULSD FUT MAR26 HOH6 CALL 223 02/24/2026	(30,571)	(9,807)	223.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 224 02/24/2026	(75,544)	(23,607)	224.00	2/2026	(0.04)
NY HARB ULSD FUT MAR26 HOH6 CALL 227 02/24/2026	(40,427)	(11,667)	227.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 228 02/24/2026	(111,765)	(31,406)	228.00	2/2026	(0.05)
NY HARB ULSD FUT MAR26 HOH6 CALL 229 02/24/2026	(38,667)	(10,579)	229.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 230 02/24/2026	(105,183)	(28,010)	230.00	2/2026	(0.04)
NY HARB ULSD FUT MAR26 HOH6 CALL 231 02/24/2026	(40,595)	(10,526)	231.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 232 02/24/2026	(29,084)	(7,338)	232.00	2/2026	(0.01)
NY HARB ULSD FUT MAR26 HOH6 CALL 233 02/24/2026	(76,372)	(18,757)	233.00	2/2026	(0.03)
NY HARB ULSD FUT MAR26 HOH6 CALL 235 02/24/2026	(34,464)	(8,020)	235.00	2/2026	(0.01)
NY HARB ULSD FUT MAR26 HOH6 CALL 237 02/24/2026	(43,134)	(9,511)	237.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 238 02/24/2026	(108,711)	(23,329)	238.00	2/2026	(0.04)
NY HARB ULSD FUT MAR26 HOH6 CALL 242 02/24/2026	(31,695)	(6,104)	242.00	2/2026	(0.01)
NY HARB ULSD FUT MAR26 HOH6 CALL 243 02/24/2026	(22,952)	(4,303)	243.00	2/2026	(0.01)
NY HARB ULSD FUT MAR26 HOH6 CALL 245 02/24/2026	(56,419)	(10,031)	245.00	2/2026	(0.02)
NY HARB ULSD FUT MAR26 HOH6 CALL 250 02/24/2026	(56,710)	(8,847)	250.00	2/2026	(0.01)
NY HARB ULSD FUT MAR26 HOH6 CALL 255 02/24/2026	(55,387)	(7,649)	255.00	2/2026	(0.01)
NY HARB ULSD FUT MAR26 HOH6 CALL 260 02/24/2026	(27,029)	(3,360)	260.00	2/2026	(0.01)
NY HARB ULSD FUT MAR26 HOH6 PUT 192 02/24/2026	(43,309)	(82)	192.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 193 02/24/2026	(56,014)	(112)	193.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 195 02/24/2026	(38,506)	(89)	195.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 196 02/24/2026	(92,519)	(222)	196.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 197 02/24/2026	(194,662)	(506)	197.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 199 02/24/2026	(135,980)	(394)	199.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 200 02/24/2026	(93,489)	(290)	200.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 202 02/24/2026	(45,684)	(164)	202.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 205 02/24/2026	(201,685)	(867)	205.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 207 02/24/2026	(111,288)	(556)	207.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 208 02/24/2026	(108,912)	(588)	208.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 209 02/24/2026	(79,201)	(459)	209.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 210 02/24/2026	(33,067)	(205)	210.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 211 02/24/2026	(39,666)	(266)	211.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 213 02/24/2026	(35,531)	(277)	213.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 215 02/24/2026	(29,883)	(275)	215.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 216 02/24/2026	(99,304)	(993)	216.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 217 02/24/2026	(64,273)	(701)	217.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 220 02/24/2026	(31,979)	(451)	220.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 225 02/24/2026	(27,209)	(599)	225.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 230 02/24/2026	(29,009)	(980)	230.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 234 02/24/2026	(38,274)	(1,780)	234.00	2/2026	-
NY HARB ULSD FUT MAR26 HOH6 PUT 235 02/24/2026	(2,756)	(138)	235.00	2/2026	-
NY HARB ULSD FUT APR26 HOJ6 CALL 250 03/26/2026	(76,963)	(11,860)	250.00	3/2026	(0.02)
NY HARB ULSD FUT APR26 HOJ6 CALL 255 03/26/2026	(32,563)	(4,543)	255.00	3/2026	(0.01)
NY HARB ULSD FUT APR26 HOJ6 CALL 265 03/26/2026	(56,517)	(6,466)	265.00	3/2026	(0.01)
NY HARB ULSD FUT APR26 HOJ6 CALL 285 03/26/2026	(34,228)	(2,505)	285.00	3/2026	-
NY HARB ULSD FUT APR26 HOJ6 PUT 210 03/26/2026	(45,903)	(1,841)	210.00	3/2026	-
NY HARB ULSD FUT APR26 HOJ6 PUT 211 03/26/2026	(49,113)	(2,068)	211.00	3/2026	-
NY HARB ULSD FUT APR26 HOJ6 PUT 215 03/26/2026	(45,334)	(2,330)	215.00	3/2026	-
NY HARB ULSD FUT APR26 HOJ6 PUT 225 03/26/2026	(35,710)	(3,146)	225.00	3/2026	(0.01)
NY HARB ULSD FUT APR26 HOJ6 PUT 230 03/26/2026	(32,234)	(3,678)	230.00	3/2026	(0.01)
NY HARB ULSD FUT APR26 HOJ6 PUT 234 03/26/2026	(32,933)	(4,472)	234.00	3/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 CALL 332.50 02/11/2026	(15,195)	(1,337)	332.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 337.50 02/11/2026	(14,822)	(980)	337.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 340 02/11/2026	(14,669)	(835)	340.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 342.50 02/11/2026	(14,213)	(692)	342.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 357.50 02/11/2026	(13,245)	(237)	357.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 362.50 02/11/2026	(13,686)	(171)	362.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 370 02/11/2026	(10,883)	(79)	370.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 372.50 02/11/2026	(14,188)	(89)	372.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 375 02/11/2026	(12,295)	(66)	375.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 377.50 02/11/2026	(14,068)	(66)	377.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 380 02/11/2026	(13,807)	(57)	380.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 382.50 02/11/2026	(47,700)	(172)	382.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 385 02/11/2026	(10,392)	(32)	385.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 387.50 02/11/2026	(10,129)	(28)	387.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 390 02/11/2026	(9,828)	(25)	390.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 392.50 02/11/2026	(9,716)	(22)	392.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 395 02/11/2026	(40,669)	(81)	395.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 397.50 02/11/2026	(20,238)	(38)	397.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 400 02/11/2026	(86,486)	(147)	400.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 402.50 02/11/2026	(62,073)	(99)	402.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 405 02/11/2026	(33,510)	(50)	405.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 407.50 02/11/2026	(10,949)	(15)	407.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 410 02/11/2026	(60,922)	(79)	410.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 412.50 02/11/2026	(61,199)	(80)	412.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 415 02/11/2026	(9,570)	(11)	415.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 417.50 02/11/2026	(55,765)	(61)	417.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 420 02/11/2026	(21,059)	(23)	420.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 425 02/11/2026	(35,752)	(36)	425.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 427.50 02/11/2026	(39,102)	(39)	427.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 430 02/11/2026	(21,748)	(20)	430.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 432.50 02/11/2026	(19,894)	(18)	432.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 435 02/11/2026	(27,575)	(25)	435.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 440 02/11/2026	(48,941)	(39)	440.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 445 02/11/2026	(104,576)	(84)	445.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 450 02/11/2026	(72,582)	(51)	450.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 455 02/11/2026	(26,489)	(19)	455.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 460 02/11/2026	(134,086)	(80)	460.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 467.50 02/11/2026	(7,989)	(5)	467.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 470 02/11/2026	(56,175)	(28)	470.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 480 02/11/2026	(8,302)	(4)	480.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 490 02/11/2026	(9,778)	(4)	490.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 CALL 500 02/11/2026	(10,214)	(4)	500.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 257.50 02/11/2026	(23,081)	(35)	257.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 262.50 02/11/2026	(43,905)	(79)	262.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 267.50 02/11/2026	(22,097)	(51)	267.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 280 02/11/2026	(20,273)	(81)	280.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 282.50 02/11/2026	(19,868)	(89)	282.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 290 02/11/2026	(32,998)	(218)	290.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 292.50 02/11/2026	(36,013)	(270)	292.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 295 02/11/2026	(16,336)	(140)	295.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 297.50 02/11/2026	(18,623)	(183)	297.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 300 02/11/2026	(31,762)	(362)	300.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 302.50 02/11/2026	(31,751)	(419)	302.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 305 02/11/2026	(15,140)	(235)	305.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 307.50 02/11/2026	(33,396)	(604)	307.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 310 02/11/2026	(46,718)	(995)	310.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 312.50 02/11/2026	(141,440)	(3,564)	312.50	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 315 02/11/2026	(44,169)	(1,334)	315.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 317.50 02/11/2026	(65,594)	(2,329)	317.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 320 02/11/2026	(31,116)	(1,304)	320.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 322.50 02/11/2026	(93,360)	(4,603)	322.50	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 325 02/11/2026	(82,349)	(4,760)	325.00	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 327.50 02/11/2026	(66,271)	(4,473)	327.50	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 330 02/11/2026	(26,594)	(2,085)	330.00	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 332.50 02/11/2026	(29,748)	(2,692)	332.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 335 02/11/2026	(36,392)	(3,785)	335.00	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 337.50 02/11/2026	(63,614)	(7,545)	337.50	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 340 02/11/2026	(35,386)	(4,752)	340.00	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 342.50 02/11/2026	(12,293)	(1,857)	342.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 345 02/11/2026	(59,728)	(10,088)	345.00	2/2026	(0.02)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 347.50 02/11/2026	(60,275)	(11,308)	347.50	2/2026	(0.02)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 350 02/11/2026	(97,746)	(20,253)	350.00	2/2026	(0.03)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 352.50 02/11/2026	(11,077)	(2,521)	352.50	2/2026	-
COFFEE 'C' FUTURE MAR26 KCH6 PUT 355 02/11/2026	(23,270)	(5,785)	355.00	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 357.50 02/11/2026	(76,365)	(20,634)	357.50	2/2026	(0.03)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 360 02/11/2026	(54,388)	(15,898)	360.00	2/2026	(0.03)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 362.50 02/11/2026	(76,183)	(23,982)	362.50	2/2026	(0.04)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 365 02/11/2026	(29,057)	(9,813)	365.00	2/2026	(0.02)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 367.50 02/11/2026	(9,077)	(3,276)	367.50	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 370 02/11/2026	(21,701)	(8,344)	370.00	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 372.50 02/11/2026	(18,964)	(7,747)	372.50	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 375 02/11/2026	(17,398)	(7,526)	375.00	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 377.50 02/11/2026	(20,691)	(9,452)	377.50	2/2026	(0.02)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 380 02/11/2026	(18,106)	(8,713)	380.00	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 382.50 02/11/2026	(9,559)	(4,834)	382.50	2/2026	(0.01)
COFFEE 'C' FUTURE MAR26 KCH6 PUT 387.50 02/11/2026	(20,358)	(11,297)	387.50	2/2026	(0.02)
COFFEE 'C' FUTURE MAY26 KCK6 CALL 347.50 04/10/2026	(26,746)	(2,463)	347.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 350 04/10/2026	(56,870)	(4,897)	350.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 CALL 352.50 04/10/2026	(12,654)	(1,017)	352.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 355 04/10/2026	(72,268)	(5,420)	355.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 CALL 357.50 04/10/2026	(103,940)	(7,265)	357.50	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 CALL 360 04/10/2026	(42,905)	(2,789)	360.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 362.50 04/10/2026	(58,255)	(3,524)	362.50	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 CALL 365 04/10/2026	(12,856)	(723)	365.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 370 04/10/2026	(27,874)	(1,349)	370.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 372.50 04/10/2026	(42,711)	(1,913)	372.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 375 04/10/2026	(56,146)	(2,330)	375.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 377.50 04/10/2026	(41,620)	(1,602)	377.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 380 04/10/2026	(59,108)	(2,104)	380.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 382.50 04/10/2026	(61,452)	(2,028)	382.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 385 04/10/2026	(104,586)	(3,200)	385.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 CALL 387.50 04/10/2026	(88,825)	(2,523)	387.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 390 04/10/2026	(115,089)	(3,027)	390.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 392.50 04/10/2026	(88,880)	(2,178)	392.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 395 04/10/2026	(29,267)	(667)	395.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 397.50 04/10/2026	(29,012)	(618)	397.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 400 04/10/2026	(13,519)	(268)	400.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 402.50 04/10/2026	(15,210)	(281)	402.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 405 04/10/2026	(27,880)	(482)	405.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 407.50 04/10/2026	(43,219)	(700)	407.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 410 04/10/2026	(15,097)	(229)	410.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 412.50 04/10/2026	(14,642)	(208)	412.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 415 04/10/2026	(15,579)	(209)	415.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 417.50 04/10/2026	(29,843)	(376)	417.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 420 04/10/2026	(30,688)	(362)	420.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 425 04/10/2026	(57,917)	(608)	425.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 430 04/10/2026	(44,607)	(419)	430.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 435 04/10/2026	(57,156)	(480)	435.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 440 04/10/2026	(27,083)	(206)	440.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 450 04/10/2026	(27,620)	(177)	450.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 CALL 475 04/10/2026	(13,049)	(57)	475.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 PUT 290 04/10/2026	(21,063)	(2,058)	290.00	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 PUT 292.50 04/10/2026	(22,092)	(2,344)	292.50	4/2026	-
COFFEE 'C' FUTURE MAY26 KCK6 PUT 295 04/10/2026	(41,486)	(4,767)	295.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 297.50 04/10/2026	(42,040)	(5,221)	297.50	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 300 04/10/2026	(121,130)	(16,231)	300.00	4/2026	(0.03)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 302.50 04/10/2026	(60,524)	(8,740)	302.50	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 305 04/10/2026	(55,919)	(8,679)	305.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 307.50 04/10/2026	(177,723)	(29,591)	307.50	4/2026	(0.05)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 310 04/10/2026	(82,520)	(14,722)	310.00	4/2026	(0.02)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 312.50 04/10/2026	(83,796)	(15,980)	312.50	4/2026	(0.03)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 315 04/10/2026	(140,809)	(28,669)	315.00	4/2026	(0.05)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 317.50 04/10/2026	(79,723)	(17,292)	317.50	4/2026	(0.03)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 320 04/10/2026	(126,314)	(29,141)	320.00	4/2026	(0.05)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 322.50 04/10/2026	(184,157)	(45,118)	322.50	4/2026	(0.07)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 325 04/10/2026	(71,819)	(18,659)	325.00	4/2026	(0.03)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 327.50 04/10/2026	(47,582)	(13,085)	327.50	4/2026	(0.02)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 330 04/10/2026	(73,403)	(21,338)	330.00	4/2026	(0.03)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 332.50 04/10/2026	(65,559)	(20,114)	332.50	4/2026	(0.03)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 335 04/10/2026	(15,927)	(5,149)	335.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 337.50 04/10/2026	(30,976)	(10,541)	337.50	4/2026	(0.02)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 340 04/10/2026	(34,134)	(12,206)	340.00	4/2026	(0.02)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 342.50 04/10/2026	(45,442)	(17,059)	342.50	4/2026	(0.03)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 345 04/10/2026	(96,290)	(37,890)	345.00	4/2026	(0.06)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 347.50 04/10/2026	(97,256)	(40,070)	347.50	4/2026	(0.06)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 350 04/10/2026	(15,187)	(6,543)	350.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 352.50 04/10/2026	(63,551)	(28,598)	352.50	4/2026	(0.05)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 355 04/10/2026	(15,774)	(7,406)	355.00	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 357.50 04/10/2026	(16,222)	(7,937)	357.50	4/2026	(0.01)
COFFEE 'C' FUTURE MAY26 KCK6 PUT 372.50 04/10/2026	(14,597)	(8,958)	372.50	4/2026	(0.01)
LME PRI ALUM FUTR FEB26 LAG26 CALL 2900 02/04/2026	(48)	(11,075)	2,900.00	2/2026	(0.02)
LME PRI ALUM FUTR FEB26 LAG26 CALL 2925 02/04/2026	(119)	(24,456)	2,925.00	2/2026	(0.04)
LME PRI ALUM FUTR FEB26 LAG26 CALL 2950 02/04/2026	(188)	(34,051)	2,950.00	2/2026	(0.05)
LME PRI ALUM FUTR FEB26 LAG26 CALL 2975 02/04/2026	(166)	(26,000)	2,975.00	2/2026	(0.04)
LME PRI ALUM FUTR FEB26 LAG26 CALL 3000 02/04/2026	(104)	(13,912)	3,000.00	2/2026	(0.02)
LME PRI ALUM FUTR FEB26 LAG26 CALL 3025 02/04/2026	(152)	(16,917)	3,025.00	2/2026	(0.03)
LME PRI ALUM FUTR FEB26 LAG26 CALL 3050 02/04/2026	(224)	(20,276)	3,050.00	2/2026	(0.03)
LME PRI ALUM FUTR FEB26 LAG26 CALL 3075 02/04/2026	(43)	(3,052)	3,075.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 CALL 3100 02/04/2026	(44)	(2,445)	3,100.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2725 02/04/2026	(30)	-	2,725.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2750 02/04/2026	(201)	(4)	2,750.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2775 02/04/2026	(127)	(4)	2,775.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2800 02/04/2026	(89)	(5)	2,800.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2825 02/04/2026	(217)	(24)	2,825.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2850 02/04/2026	(222)	(44)	2,850.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2875 02/04/2026	(51)	(18)	2,875.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2900 02/04/2026	(120)	(75)	2,900.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2925 02/04/2026	(45)	(48)	2,925.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2950 02/04/2026	(39)	(70)	2,950.00	2/2026	-
LME PRI ALUM FUTR FEB26 LAG26 PUT 2975 02/04/2026	(19)	(55)	2,975.00	2/2026	-
LME PRI ALUM FUTR MAR26 LAH26 CALL 3150 03/04/2026	(102)	(9,330)	3,150.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 CALL 3175 03/04/2026	(47)	(3,817)	3,175.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 CALL 3200 03/04/2026	(77)	(5,548)	3,200.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 CALL 3225 03/04/2026	(95)	(6,034)	3,225.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 CALL 3250 03/04/2026	(197)	(11,098)	3,250.00	3/2026	(0.02)
LME PRI ALUM FUTR MAR26 LAH26 CALL 3275 03/04/2026	(50)	(2,530)	3,275.00	3/2026	-
LME PRI ALUM FUTR MAR26 LAH26 CALL 3300 03/04/2026	(76)	(3,397)	3,300.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 CALL 3325 03/04/2026	(94)	(3,721)	3,325.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 CALL 3350 03/04/2026	(53)	(1,843)	3,350.00	3/2026	-
LME PRI ALUM FUTR MAR26 LAH26 CALL 3375 03/04/2026	(80)	(2,491)	3,375.00	3/2026	-
LME PRI ALUM FUTR MAR26 LAH26 CALL 3425 03/04/2026	(20)	(496)	3,425.00	3/2026	-
LME PRI ALUM FUTR MAR26 LAH26 PUT 2950 03/04/2026	(93)	(2,644)	2,950.00	3/2026	-
LME PRI ALUM FUTR MAR26 LAH26 PUT 2975 03/04/2026	(120)	(4,109)	2,975.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3000 03/04/2026	(79)	(3,248)	3,000.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3025 03/04/2026	(178)	(8,731)	3,025.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3050 03/04/2026	(105)	(6,091)	3,050.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3075 03/04/2026	(152)	(10,257)	3,075.00	3/2026	(0.02)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3100 03/04/2026	(77)	(6,058)	3,100.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3125 03/04/2026	(72)	(6,483)	3,125.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3150 03/04/2026	(68)	(7,018)	3,150.00	3/2026	(0.01)
LME PRI ALUM FUTR MAR26 LAH26 PUT 3200 03/04/2026	(21)	(2,768)	3,200.00	3/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2025 02/04/2026	(6)	(29)	2,025.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2075 02/04/2026	(15)	(16)	2,075.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2100 02/04/2026	(9)	(5)	2,100.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2125 02/04/2026	(21)	(5)	2,125.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2150 02/04/2026	(16)	(2)	2,150.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2175 02/04/2026	(18)	(1)	2,175.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2200 02/04/2026	(13)	-	2,200.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2225 02/04/2026	(15)	-	2,225.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2250 02/04/2026	(19)	-	2,250.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2275 02/04/2026	(7)	-	2,275.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 CALL 2300 02/04/2026	(17)	-	2,300.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 1850 02/04/2026	(15)	(3)	1,850.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 1875 02/04/2026	(24)	(14)	1,875.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 1900 02/04/2026	(23)	(38)	1,900.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 1925 02/04/2026	(32)	(129)	1,925.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 1950 02/04/2026	(15)	(141)	1,950.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 1975 02/04/2026	(18)	(368)	1,975.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 2000 02/04/2026	(22)	(808)	2,000.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 2025 02/04/2026	(19)	(1,078)	2,025.00	2/2026	-
LME LEAD FUTURE FEB26 LLG6 PUT 2050 02/04/2026	(9)	(732)	2,050.00	2/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2025 03/04/2026	(8)	(269)	2,025.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2050 03/04/2026	(59)	(1,591)	2,050.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2075 03/04/2026	(67)	(1,393)	2,075.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2100 03/04/2026	(62)	(977)	2,100.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2125 03/04/2026	(79)	(936)	2,125.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2150 03/04/2026	(41)	(366)	2,150.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2175 03/04/2026	(31)	(212)	2,175.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2200 03/04/2026	(37)	(187)	2,200.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2225 03/04/2026	(14)	(52)	2,225.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 CALL 2250 03/04/2026	(12)	(36)	2,250.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 1850 03/04/2026	(24)	(180)	1,850.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 1875 03/04/2026	(20)	(218)	1,875.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 1900 03/04/2026	(54)	(836)	1,900.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 1925 03/04/2026	(77)	(1,696)	1,925.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 1950 03/04/2026	(87)	(2,657)	1,950.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 1975 03/04/2026	(65)	(2,679)	1,975.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 2000 03/04/2026	(88)	(4,681)	2,000.00	3/2026	(0.01)
LME LEAD FUTURE MAR26 LLH6 PUT 2025 03/04/2026	(22)	(1,481)	2,025.00	3/2026	-
LME LEAD FUTURE MAR26 LLH6 PUT 2050 03/04/2026	(21)	(1,813)	2,050.00	3/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2075 04/01/2026	(6)	(231)	2,075.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2100 04/01/2026	(23)	(725)	2,100.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2125 04/01/2026	(23)	(577)	2,125.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2150 04/01/2026	(21)	(441)	2,150.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2175 04/01/2026	(12)	(210)	2,175.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2200 04/01/2026	(17)	(235)	2,200.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2225 04/01/2026	(32)	(356)	2,225.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 CALL 2250 04/01/2026	(16)	(149)	2,250.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 1850 04/01/2026	(3)	(45)	1,850.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 1875 04/01/2026	(34)	(627)	1,875.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 1900 04/01/2026	(25)	(605)	1,900.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 1925 04/01/2026	(29)	(913)	1,925.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 1950 04/01/2026	(9)	(384)	1,950.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 1975 04/01/2026	(24)	(1,241)	1,975.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 2000 04/01/2026	(28)	(1,782)	2,000.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 2025 04/01/2026	(16)	(1,199)	2,025.00	4/2026	-
LME LEAD FUTURE APR26 LLJ6 PUT 2075 04/01/2026	(4)	(380)	2,075.00	4/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2075 05/06/2026	(13)	(741)	2,075.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2100 05/06/2026	(27)	(1,264)	2,100.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2125 05/06/2026	(23)	(926)	2,125.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2150 05/06/2026	(23)	(780)	2,150.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2175 05/06/2026	(21)	(621)	2,175.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2200 05/06/2026	(25)	(624)	2,200.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2225 05/06/2026	(20)	(412)	2,225.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2250 05/06/2026	(24)	(414)	2,250.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 CALL 2275 05/06/2026	(5)	(79)	2,275.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 1875 05/06/2026	(33)	(786)	1,875.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 1900 05/06/2026	(33)	(984)	1,900.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 1925 05/06/2026	(26)	(985)	1,925.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 1950 05/06/2026	(30)	(1,362)	1,950.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 1975 05/06/2026	(28)	(1,587)	1,975.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 2000 05/06/2026	(25)	(1,643)	2,000.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 2025 05/06/2026	(29)	(2,301)	2,025.00	5/2026	-
LME LEAD FUTURE MAY26 LLK6 PUT 2050 05/06/2026	(2)	(225)	2,050.00	5/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2050 06/03/2026	(3)	(266)	2,050.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2075 06/03/2026	(24)	(1,631)	2,075.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2100 06/03/2026	(7)	(384)	2,100.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2125 06/03/2026	(6)	(314)	2,125.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2150 06/03/2026	(26)	(1,108)	2,150.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2175 06/03/2026	(26)	(962)	2,175.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2200 06/03/2026	(11)	(350)	2,200.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2225 06/03/2026	(7)	(196)	2,225.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2250 06/03/2026	(11)	(265)	2,250.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2275 06/03/2026	(10)	(211)	2,275.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 CALL 2300 06/03/2026	(4)	(65)	2,300.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 1875 06/03/2026	(8)	(221)	1,875.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 1900 06/03/2026	(26)	(840)	1,900.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 1925 06/03/2026	(22)	(885)	1,925.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 1950 06/03/2026	(17)	(836)	1,950.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 1975 06/03/2026	(34)	(1,943)	1,975.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 2000 06/03/2026	(11)	(781)	2,000.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 2025 06/03/2026	(15)	(1,178)	2,025.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 2050 06/03/2026	(15)	(1,380)	2,050.00	6/2026	-
LME LEAD FUTURE JUN26 LLM6 PUT 2100 06/03/2026	(3)	(394)	2,100.00	6/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2050 07/01/2026	(8)	(685)	2,050.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2075 07/01/2026	(15)	(1,144)	2,075.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2100 07/01/2026	(18)	(1,236)	2,100.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2125 07/01/2026	(11)	(657)	2,125.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2150 07/01/2026	(3)	(176)	2,150.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2175 07/01/202	(16)	(720)	2,175.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2200 07/01/2026	(16)	(652)	2,200.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 CALL 2225 07/01/2026	(4)	(134)	2,225.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 PUT 1875 07/01/2026	(14)	(428)	1,875.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 PUT 1900 07/01/2026	(23)	(839)	1,900.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 PUT 1925 07/01/2026	(18)	(783)	1,925.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 PUT 1950 07/01/2026	(7)	(345)	1,950.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 PUT 1975 07/01/2026	(15)	(886)	1,975.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 PUT 2000 07/01/2026	(18)	(1,269)	2,000.00	7/2026	-
LME LEAD FUTURE JUL26 LLN6 PUT 2025 07/01/2026	(3)	(286)	2,025.00	7/2026	-
LME COPPER FUTURE FEB26 LPG26 CALL 11450 02/04/2026	(58)	(95,866)	11,450.00	2/2026	(0.15)
LME COPPER FUTURE FEB26 LPG26 CALL 11800 02/04/2026	(119)	(153,641)	11,800.00	2/2026	(0.25)
LME COPPER FUTURE FEB26 LPG26 CALL 11850 02/04/2026	(168)	(209,038)	11,850.00	2/2026	(0.33)
LME COPPER FUTURE FEB26 LPG26 CALL 11900 02/04/2026	(121)	(144,447)	11,900.00	2/2026	(0.23)
LME COPPER FUTURE FEB26 LPG26 CALL 11950 02/04/2026	(109)	(124,735)	11,950.00	2/2026	(0.2)
LME COPPER FUTURE FEB26 LPG26 CALL 12000 02/04/2026	(54)	(59,570)	12,000.00	2/2026	(0.1)
LME COPPER FUTURE FEB26 LPG26 CALL 12050 02/04/2026	(100)	(104,594)	12,050.00	2/2026	(0.17)
LME COPPER FUTURE FEB26 LPG26 CALL 12200 02/04/2026	(147)	(133,710)	12,200.00	2/2026	(0.21)
LME COPPER FUTURE FEB26 LPG26 CALL 12250 02/04/2026	(120)	(103,037)	12,250.00	2/2026	(0.16)
LME COPPER FUTURE FEB26 LPG26 CALL 12300 02/04/2026	(117)	(95,367)	12,300.00	2/2026	(0.15)
LME COPPER FUTURE FEB26 LPG26 CALL 12350 02/04/2026	(163)	(124,941)	12,350.00	2/2026	(0.2)
LME COPPER FUTURE FEB26 LPG26 CALL 12400 02/04/2026	(61)	(43,926)	12,400.00	2/2026	(0.07)
LME COPPER FUTURE FEB26 LPG26 CALL 12450 02/04/2026	(116)	(78,900)	12,450.00	2/2026	(0.13)
LME COPPER FUTURE FEB26 LPG26 CALL 12500 02/04/2026	(160)	(101,449)	12,500.00	2/2026	(0.16)
LME COPPER FUTURE FEB26 LPG26 CALL 12550 02/04/2026	(40)	(23,641)	12,550.00	2/2026	(0.04)
LME COPPER FUTURE FEB26 LPG26 CALL 12600 02/04/2026	(52)	(28,673)	12,600.00	2/2026	(0.05)
LME COPPER FUTURE FEB26 LPG26 CALL 12650 02/04/2026	(112)	(57,356)	12,650.00	2/2026	(0.09)
LME COPPER FUTURE FEB26 LPG26 CALL 12750 02/04/2026	(39)	(17,007)	12,750.00	2/2026	(0.03)
LME COPPER FUTURE FEB26 LPG26 CALL 12800 02/04/2026	(91)	(36,734)	12,800.00	2/2026	(0.06)
LME COPPER FUTURE FEB26 LPG26 CALL 12900 02/04/2026	(85)	(28,850)	12,900.00	2/2026	(0.05)
LME COPPER FUTURE FEB26 LPG26 CALL 13050 02/04/2026	(48)	(12,201)	13,050.00	2/2026	(0.02)
LME COPPER FUTURE FEB26 LPG26 CALL 13250 02/04/2026	(88)	(15,174)	13,250.00	2/2026	(0.02)
LME COPPER FUTURE FEB26 LPG26 CALL 13400 02/04/2026	(46)	(5,797)	13,400.00	2/2026	(0.01)
LME COPPER FUTURE FEB26 LPG26 PUT 10550 02/04/2026	(77)	(1)	10,550.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 10800 02/04/2026	(151)	(3)	10,800.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 10900 02/04/2026	(137)	(5)	10,900.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 10950 02/04/2026	(202)	(10)	10,950.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11000 02/04/2026	(138)	(10)	11,000.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11050 02/04/2026	(64)	(6)	11,050.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11150 02/04/2026	(64)	(10)	11,150.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11200 02/04/2026	(64)	(13)	11,200.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11250 02/04/2026	(124)	(32)	11,250.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11300 02/04/2026	(231)	(76)	11,300.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11350 02/04/2026	(58)	(24)	11,350.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11400 02/04/2026	(171)	(91)	11,400.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11450 02/04/2026	(107)	(72)	11,450.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11500 02/04/2026	(59)	(50)	11,500.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11550 02/04/2026	(51)	(54)	11,550.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11600 02/04/2026	(161)	(215)	11,600.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11650 02/04/2026	(119)	(200)	11,650.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11700 02/04/2026	(52)	(108)	11,700.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11750 02/04/2026	(49)	(126)	11,750.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11800 02/04/2026	(112)	(360)	11,800.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 11900 02/04/2026	(47)	(226)	11,900.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 12000 02/04/2026	(47)	(337)	12,000.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 12050 02/04/2026	(98)	(864)	12,050.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 12450 02/04/2026	(32)	(1,160)	12,450.00	2/2026	-
LME COPPER FUTURE FEB26 LPG26 PUT 12500 02/04/2026	(36)	(1,539)	12,500.00	2/2026	-
LME COPPER FUTURE MAR26 LPH26 CALL 13100 03/04/2026	(96)	(54,881)	13,100.00	3/2026	(0.09)
LME COPPER FUTURE MAR26 LPH26 CALL 13150 03/04/2026	(47)	(25,942)	13,150.00	3/2026	(0.04)
LME COPPER FUTURE MAR26 LPH26 CALL 13200 03/04/2026	(99)	(52,283)	13,200.00	3/2026	(0.08)
LME COPPER FUTURE MAR26 LPH26 CALL 13300 03/04/2026	(40)	(19,605)	13,300.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 CALL 13350 03/04/2026	(47)	(21,908)	13,350.00	3/2026	(0.04)
LME COPPER FUTURE MAR26 LPH26 CALL 13400 03/04/2026	(42)	(18,834)	13,400.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 CALL 13450 03/04/2026	(95)	(40,882)	13,450.00	3/2026	(0.07)
LME COPPER FUTURE MAR26 LPH26 CALL 13500 03/04/2026	(106)	(43,865)	13,500.00	3/2026	(0.07)
LME COPPER FUTURE MAR26 LPH26 CALL 13550 03/04/2026	(91)	(35,904)	13,550.00	3/2026	(0.06)
LME COPPER FUTURE MAR26 LPH26 CALL 13600 03/04/2026	(48)	(18,365)	13,600.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 CALL 13650 03/04/2026	(196)	(71,825)	13,650.00	3/2026	(0.11)
LME COPPER FUTURE MAR26 LPH26 CALL 13700 03/04/2026	(48)	(16,980)	13,700.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 CALL 13800 03/04/2026	(153)	(49,554)	13,800.00	3/2026	(0.08)
LME COPPER FUTURE MAR26 LPH26 CALL 13850 03/04/2026	(55)	(17,134)	13,850.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 CALL 13900 03/04/2026	(95)	(28,388)	13,900.00	3/2026	(0.05)
LME COPPER FUTURE MAR26 LPH26 CALL 14000 03/04/2026	(49)	(13,473)	14,000.00	3/2026	(0.02)
LME COPPER FUTURE MAR26 LPH26 CALL 14050 03/04/2026	(45)	(11,810)	14,050.00	3/2026	(0.02)
LME COPPER FUTURE MAR26 LPH26 CALL 14150 03/04/2026	(160)	(39,235)	14,150.00	3/2026	(0.06)
LME COPPER FUTURE MAR26 LPH26 CALL 14200 03/04/2026	(52)	(12,133)	14,200.00	3/2026	(0.02)
LME COPPER FUTURE MAR26 LPH26 CALL 14300 03/04/2026	(103)	(22,247)	14,300.00	3/2026	(0.04)
LME COPPER FUTURE MAR26 LPH26 CALL 14400 03/04/2026	(52)	(10,338)	14,400.00	3/2026	(0.02)
LME COPPER FUTURE MAR26 LPH26 CALL 14500 03/04/2026	(52)	(9,545)	14,500.00	3/2026	(0.02)
LME COPPER FUTURE MAR26 LPH26 PUT 11850 03/04/2026	(68)	(8,252)	11,850.00	3/2026	(0.01)
LME COPPER FUTURE MAR26 LPH26 PUT 11950 03/04/2026	(67)	(9,292)	11,950.00	3/2026	(0.01)
LME COPPER FUTURE MAR26 LPH26 PUT 12000 03/04/2026	(60)	(8,912)	12,000.00	3/2026	(0.01)
LME COPPER FUTURE MAR26 LPH26 PUT 12050 03/04/2026	(119)	(18,998)	12,050.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 PUT 12100 03/04/2026	(189)	(32,400)	12,100.00	3/2026	(0.05)
LME COPPER FUTURE MAR26 LPH26 PUT 12200 03/04/2026	(58)	(11,355)	12,200.00	3/2026	(0.02)
LME COPPER FUTURE MAR26 LPH26 PUT 12250 03/04/2026	(117)	(24,478)	12,250.00	3/2026	(0.04)
LME COPPER FUTURE MAR26 LPH26 PUT 12300 03/04/2026	(254)	(56,725)	12,300.00	3/2026	(0.09)
LME COPPER FUTURE MAR26 LPH26 PUT 12350 03/04/2026	(106)	(25,276)	12,350.00	3/2026	(0.04)
LME COPPER FUTURE MAR26 LPH26 PUT 12450 03/04/2026	(108)	(29,292)	12,450.00	3/2026	(0.05)
LME COPPER FUTURE MAR26 LPH26 PUT 12500 03/04/2026	(98)	(28,212)	12,500.00	3/2026	(0.05)
LME COPPER FUTURE MAR26 LPH26 PUT 12550 03/04/2026	(99)	(30,073)	12,550.00	3/2026	(0.05)
LME COPPER FUTURE MAR26 LPH26 PUT 12600 03/04/2026	(54)	(17,607)	12,600.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 PUT 12700 03/04/2026	(164)	(59,588)	12,700.00	3/2026	(0.1)
LME COPPER FUTURE MAR26 LPH26 PUT 12750 03/04/2026	(43)	(16,566)	12,750.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 PUT 12800 03/04/2026	(44)	(17,771)	12,800.00	3/2026	(0.03)
LME COPPER FUTURE MAR26 LPH26 PUT 12850 03/04/2026	(96)	(41,320)	12,850.00	3/2026	(0.07)
LME COPPER FUTURE MAR26 LPH26 PUT 12900 03/04/2026	(101)	(45,607)	12,900.00	3/2026	(0.07)
LME COPPER FUTURE MAR26 LPH26 PUT 12950 03/04/2026	(145)	(68,864)	12,950.00	3/2026	(0.11)
LME ZINC FUTURE FEB26 LXG6 CALL 3100 02/04/2026	(27)	(8,260)	3,100.00	2/2026	(0.01)
LME ZINC FUTURE FEB26 LXG6 CALL 3125 02/04/2026	(26)	(7,314)	3,125.00	2/2026	(0.01)
LME ZINC FUTURE FEB26 LXG6 CALL 3150 02/04/2026	(254)	(64,334)	3,150.00	2/2026	(0.1)
LME ZINC FUTURE FEB26 LXG6 CALL 3175 02/04/2026	(185)	(42,301)	3,175.00	2/2026	(0.07)
LME ZINC FUTURE FEB26 LXG6 CALL 3200 02/04/2026	(103)	(21,154)	3,200.00	2/2026	(0.03)
LME ZINC FUTURE FEB26 LXG6 CALL 3225 02/04/2026	(95)	(17,207)	3,225.00	2/2026	(0.03)
LME ZINC FUTURE FEB26 LXG6 CALL 3250 02/04/2026	(179)	(28,451)	3,250.00	2/2026	(0.05)
LME ZINC FUTURE FEB26 LXG6 CALL 3275 02/04/2026	(198)	(27,118)	3,275.00	2/2026	(0.04)
LME ZINC FUTURE FEB26 LXG6 CALL 3300 02/04/2026	(107)	(12,420)	3,300.00	2/2026	(0.02)
LME ZINC FUTURE FEB26 LXG6 CALL 3325 02/04/2026	(71)	(6,931)	3,325.00	2/2026	(0.01)
LME ZINC FUTURE FEB26 LXG6 CALL 3400 02/04/2026	(30)	(1,482)	3,400.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 2900 02/04/2026	(128)	(1)	2,900.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 2925 02/04/2026	(110)	(2)	2,925.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 2950 02/04/2026	(338)	(10)	2,950.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 2975 02/04/2026	(107)	(6)	2,975.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 3000 02/04/2026	(86)	(9)	3,000.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 3025 02/04/2026	(182)	(29)	3,025.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 3050 02/04/2026	(260)	(68)	3,050.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 3075 02/04/2026	(138)	(56)	3,075.00	2/2026	-
LME ZINC FUTURE FEB26 LXG6 PUT 3150 02/04/2026	(35)	(55)	3,150.00	2/2026	-
LME ZINC FUTURE MAR26 LXH6 CALL 3200 03/04/2026	(29)	(7,296)	3,200.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 CALL 3225 03/04/2026	(30)	(7,132)	3,225.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 CALL 3250 03/04/2026	(91)	(19,667)	3,250.00	3/2026	(0.03)
LME ZINC FUTURE MAR26 LXH6 CALL 3275 03/04/2026	(87)	(17,388)	3,275.00	3/2026	(0.03)
LME ZINC FUTURE MAR26 LXH6 CALL 3300 03/04/2026	(93)	(16,905)	3,300.00	3/2026	(0.03)
LME ZINC FUTURE MAR26 LXH6 CALL 3325 03/04/2026	(91)	(15,181)	3,325.00	3/2026	(0.02)
LME ZINC FUTURE MAR26 LXH6 CALL 3350 03/04/2026	(119)	(17,938)	3,350.00	3/2026	(0.03)
LME ZINC FUTURE MAR26 LXH6 CALL 3375 03/04/2026	(34)	(4,625)	3,375.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 CALL 3400 03/04/2026	(156)	(19,395)	3,400.00	3/2026	(0.03)
LME ZINC FUTURE MAR26 LXH6 CALL 3425 03/04/2026	(130)	(14,575)	3,425.00	3/2026	(0.02)
LME ZINC FUTURE MAR26 LXH6 CALL 3450 03/04/2026	(67)	(6,731)	3,450.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 CALL 3475 03/04/2026	(32)	(2,928)	3,475.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 CALL 3525 03/04/2026	(79)	(5,824)	3,525.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 CALL 3550 03/04/2026	(28)	(1,816)	3,550.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 2975 03/04/2026	(82)	(824)	2,975.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3000 03/04/2026	(107)	(1,287)	3,000.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3025 03/04/2026	(115)	(1,633)	3,025.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3050 03/04/2026	(102)	(1,712)	3,050.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3075 03/04/2026	(74)	(1,460)	3,075.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3100 03/04/2026	(161)	(3,723)	3,100.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 PUT 3125 03/04/2026	(96)	(2,586)	3,125.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3150 03/04/2026	(150)	(4,688)	3,150.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 PUT 3175 03/04/2026	(59)	(2,142)	3,175.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3200 03/04/2026	(119)	(4,955)	3,200.00	3/2026	(0.01)
LME ZINC FUTURE MAR26 LXH6 PUT 3250 03/04/2026	(29)	(1,607)	3,250.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3275 03/04/2026	(28)	(1,738)	3,275.00	3/2026	-
LME ZINC FUTURE MAR26 LXH6 PUT 3300 03/04/2026	(48)	(3,392)	3,300.00	3/2026	(0.01)
SOYBEAN FUTURE MAR26 S H6 CALL 1090 02/20/2026	(56,361)	(2,536)	1,090.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1100 02/20/2026	(38,867)	(1,069)	1,100.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1110 02/20/2026	(8,018)	(140)	1,110.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1120 02/20/2026	(45,958)	(517)	1,120.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1130 02/20/2026	(69,730)	(523)	1,130.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1140 02/20/2026	(58,970)	(369)	1,140.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1150 02/20/2026	(79,690)	(398)	1,150.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1160 02/20/2026	(83,947)	(315)	1,160.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1170 02/20/2026	(100,290)	(376)	1,170.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1180 02/20/2026	(40,819)	(102)	1,180.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1190 02/20/2026	(81,448)	(204)	1,190.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1200 02/20/2026	(51,685)	(129)	1,200.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1210 02/20/2026	(72,592)	(181)	1,210.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1220 02/20/2026	(43,210)	(54)	1,220.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 CALL 1240 02/20/2026	(31,590)	(39)	1,240.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 PUT 1010 02/20/2026	(45,894)	(402)	1,010.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 PUT 1020 02/20/2026	(28,337)	(390)	1,020.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 PUT 1030 02/20/2026	(19,819)	(520)	1,030.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 PUT 1040 02/20/2026	(53,590)	(2,345)	1,040.00	2/2026	-
SOYBEAN FUTURE MAR26 S H6 PUT 1050 02/20/2026	(95,921)	(6,954)	1,050.00	2/2026	(0.01)
SOYBEAN FUTURE MAR26 S H6 PUT 1060 02/20/2026	(91,678)	(10,199)	1,060.00	2/2026	(0.02)
SOYBEAN FUTURE MAR26 S H6 PUT 1070 02/20/2026	(87,459)	(14,321)	1,070.00	2/2026	(0.02)
SOYBEAN FUTURE MAR26 S H6 PUT 1080 02/20/2026	(152,899)	(34,785)	1,080.00	2/2026	(0.06)
SOYBEAN FUTURE MAR26 S H6 PUT 1090 02/20/2026	(79,536)	(24,060)	1,090.00	2/2026	(0.04)
SOYBEAN FUTURE MAR26 S H6 PUT 1100 02/20/2026	(76,531)	(29,465)	1,100.00	2/2026	(0.05)
SOYBEAN FUTURE MAR26 S H6 PUT 1110 02/20/2026	(71,326)	(33,791)	1,110.00	2/2026	(0.05)
SOYBEAN FUTURE MAR26 S H6 PUT 1120 02/20/2026	(98,735)	(56,032)	1,120.00	2/2026	(0.09)
SOYBEAN FUTURE MAR26 S H6 PUT 1130 02/20/2026	(20,044)	(13,329)	1,130.00	2/2026	(0.02)
SOYBEAN FUTURE MAR26 S H6 PUT 1140 02/20/2026	(19,233)	(14,665)	1,140.00	2/2026	(0.02)
SOYBEAN FUTURE MAY26 S K6 CALL 1070 04/24/2026	(9,920)	(3,001)	1,070.00	4/2026	-
SOYBEAN FUTURE MAY26 S K6 CALL 1080 04/24/2026	(62,347)	(15,898)	1,080.00	4/2026	(0.03)
SOYBEAN FUTURE MAY26 S K6 CALL 1090 04/24/2026	(40,240)	(8,551)	1,090.00	4/2026	(0.01)
SOYBEAN FUTURE MAY26 S K6 CALL 1100 04/24/2026	(164,483)	(29,196)	1,100.00	4/2026	(0.05)
SOYBEAN FUTURE MAY26 S K6 CALL 1110 04/24/2026	(105,857)	(15,482)	1,110.00	4/2026	(0.02)
SOYBEAN FUTURE MAY26 S K6 CALL 1120 04/24/2026	(37,049)	(4,492)	1,120.00	4/2026	(0.01)
SOYBEAN FUTURE MAY26 S K6 CALL 1130 04/24/2026	(112,269)	(11,227)	1,130.00	4/2026	(0.02)
SOYBEAN FUTURE MAY26 S K6 CALL 1140 04/24/2026	(94,656)	(7,809)	1,140.00	4/2026	(0.01)
SOYBEAN FUTURE MAY26 S K6 CALL 1150 04/24/2026	(13,324)	(899)	1,150.00	4/2026	-
SOYBEAN FUTURE MAY26 S K6 PUT 1010 04/24/2026	(53,731)	(2,687)	1,010.00	4/2026	-
SOYBEAN FUTURE MAY26 S K6 PUT 1020 04/24/2026	(171,803)	(11,597)	1,020.00	4/2026	(0.02)
SOYBEAN FUTURE MAY26 S K6 PUT 1030 04/24/2026	(109,080)	(9,681)	1,030.00	4/2026	(0.02)
SOYBEAN FUTURE MAY26 S K6 PUT 1040 04/24/2026	(94,776)	(11,018)	1,040.00	4/2026	(0.02)
SOYBEAN FUTURE MAY26 S K6 PUT 1050 04/24/2026	(68,134)	(10,135)	1,050.00	4/2026	(0.02)
SOYBEAN FUTURE MAY26 S K6 PUT 1060 04/24/2026	(142,597)	(26,737)	1,060.00	4/2026	(0.04)
SOYBEAN FUTURE MAY26 S K6 PUT 1070 04/24/2026	(53,716)	(12,489)	1,070.00	4/2026	(0.02)
GASOLINE RBOB FUT MAR26 XBH6 CALL 178 02/24/2026	(77,028)	(14,142)	178.00	2/2026	(0.02)
GASOLINE RBOB FUT MAR26 XBH6 CALL 180 02/24/2026	(128,537)	(21,633)	180.00	2/2026	(0.03)
GASOLINE RBOB FUT MAR26 XBH6 CALL 185 02/24/2026	(185,365)	(24,820)	185.00	2/2026	(0.04)
GASOLINE RBOB FUT MAR26 XBH6 CALL 190 02/24/2026	(253,104)	(26,829)	190.00	2/2026	(0.04)
GASOLINE RBOB FUT MAR26 XBH6 CALL 193 02/24/2026	(196,331)	(18,161)	193.00	2/2026	(0.03)
GASOLINE RBOB FUT MAR26 XBH6 CALL 200 02/24/2026	(48,032)	(3,309)	200.00	2/2026	(0.01)
GASOLINE RBOB FUT MAR26 XBH6 CALL 201 02/24/2026	(60,376)	(4,003)	201.00	2/2026	(0.01)
GASOLINE RBOB FUT MAR26 XBH6 PUT 168 02/24/2026	(361,955)	(2,932)	168.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 171 02/24/2026	(131,070)	(1,442)	171.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 172 02/24/2026	(125,759)	(1,522)	172.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 173 02/24/2026	(27,283)	(366)	173.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 175 02/24/2026	(54,746)	(892)	175.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 176 02/24/2026	(45,590)	(821)	176.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 177 02/24/2026	(99,069)	(1,962)	177.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 178 02/24/2026	(22,664)	(494)	178.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 180 02/24/2026	(23,983)	(633)	180.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 182 02/24/2026	(63,407)	(2,016)	182.00	2/2026	-
GASOLINE RBOB FUT MAR26 XBH6 PUT 185 02/24/2026	(17,883)	(749)	185.00	2/2026	-
GASOLINE RBOB FUT APR26 XBJ6 CALL 228 03/26/2026	(107,643)	(8,784)	228.00	3/2026	(0.01)
GASOLINE RBOB FUT APR26 XBJ6 CALL 235 03/26/2026	(7,212)	(454)	235.00	3/2026	-
GASOLINE RBOB FUT APR26 XBJ6 CALL 240 03/26/2026	(19,356)	(1,007)	240.00	3/2026	-
GASOLINE RBOB FUT APR26 XBJ6 PUT 195 03/26/2026	(4,540)	(159)	195.00	3/2026	-
GASOLINE RBOB FUT APR26 XBJ6 PUT 200 03/26/2026	(160,596)	(7,709)	200.00	3/2026	(0.01)

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $33,379,432.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,508,562	42,355,997	28,790,790	296,634	1,436	(319)	22,074,886	22,070,472	0.0%
Total	8,508,562	42,355,997	28,790,790	296,634	1,436	(319)	22,074,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	181,998,991	-	181,998,991	-

Money Market Funds	22,074,886	22,074,886	-	-
Total Investments in Securities:	204,073,877	22,074,886	181,998,991	-
Derivative Instruments:

Assets
Swaps	1,231,810	-	1,231,810	-
Total Assets	1,231,810	-	1,231,810	-

Liabilities
Swaps	(11,702,657)	-	(11,702,657)	-
Total Liabilities	(11,702,657)	-	(11,702,657)	-
Total Derivative Instruments:	(10,470,847)	-	(10,470,847)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	1,231,810	(11,702,657)
Total Commodity Risk	1,231,810	(11,702,657)
Total Value of Derivatives	1,231,810	(11,702,657)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	-	(5,648,679)	-	2,512,323	(3,136,356)
Barclays Bank PLC	414,660	-	(414,660)	-	-
Goldman Sachs International	-	(1,846,220)	-	1,846,220	-
JPMorgan Chase Bank, N.A.	241,760	(350,451)	-	108,691	-
Macquarie Bank Ltd.	-	(3,698,389)	-	3,698,389	-
UBS AG	575,390	(158,918)	-	-	416,472
Total	$1,231,810	$(11,702,657)	$(414,660)	$8,165,623	$(2,719,884)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $181,991,801)	$181,998,991
Fidelity Central Funds (cost $22,075,205)	22,074,886

Total Investment in Securities (cost $204,067,006)		$204,073,877
Cash		2
Distributions receivable from Fidelity Central Funds		56,388
Bi-lateral OTC swaps, at value		1,231,810
Prepaid expenses		7,722
Receivable from investment adviser for expense reductions		14,094
Total assets		205,383,893
Liabilities
Bi-lateral OTC swaps, at value	$11,702,657
Accrued management fee	66,116
Other payables and accrued expenses	65,448
Total liabilities		11,834,221
Net Assets		$193,549,672
Net Assets consist of:
Paid in capital		$206,896,293
Total accumulated earnings (loss)		(13,346,621)
Net Assets		$193,549,672
Net Asset Value, offering price and redemption price per share ($193,549,672 ÷ 21,342,047 shares)		$9.07
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Interest		$2,471,321
Income from Fidelity Central Funds		296,634
Total income		2,767,955
Expenses
Management fee	$308,444
Custodian fees and expenses	2,507
Independent trustees' fees and expenses	20,248
Registration fees	29,058
Audit fees	52,496
Legal	4,438
Miscellaneous	6,910
Total expenses before reductions	424,101
Expense reductions	(82,942)
Total expenses after reductions		341,159
Net Investment income (loss)		2,426,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	1,436
Swaps	(5,105,045)
Total net realized gain (loss)		(5,103,609)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,610
Fidelity Central Funds	(319)
Swaps	(11,647,550)
Total change in net unrealized appreciation (depreciation)		(11,637,259)
Net gain (loss)		(16,740,868)
Net increase (decrease) in net assets resulting from operations		$(14,314,072)
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,426,796	$3,741,934
Net realized gain (loss)	(5,103,609)	388,627
Change in net unrealized appreciation (depreciation)	(11,637,259)	(38,209)
Net increase (decrease) in net assets resulting from operations	(14,314,072)	4,092,352
Distributions to shareholders	(4,032,425)	(3,229,112)

Share transactions
Proceeds from sales of shares	134,713,180	30,892,479
Reinvestment of distributions	4,032,425	3,229,112
Cost of shares redeemed	(10,000,000)	(77,082,806)

Net increase (decrease) in net assets resulting from share transactions	128,745,605	(42,961,215)
Total increase (decrease) in net assets	110,399,108	(42,097,975)

Net Assets
Beginning of period	83,150,564	125,248,539
End of period	$193,549,672	$83,150,564

Other Information
Shares
Sold	13,875,865	3,050,305
Issued in reinvestment of distributions	407,951	344,554
Redeemed	(1,053,741)	(7,970,982)
Net increase (decrease)	13,230,075	(4,576,123)

Consolidated Financial Highlights
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.40	.31
Net realized and unrealized gain (loss)	(1.00)	.27	(.44)
Total from investment operations	(.83)	.67	(.13)
Distributions from net investment income	(.35)	(.29)	-
Distributions from net realized gain	- D	-	-
Total distributions	(.35)	(.29)	-
Net asset value, end of period	$9.07	$10.25	$9.87
Total Return E,F	(8.36) %	7.13%	(1.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.62% I	.68%	.68% I
Expenses net of fee waivers, if any	.50 % I	.50%	.50% I
Expenses net of all reductions, if any	.50% I	.50%	.50% I
Net investment income (loss)	3.54% I	4.18%	4.93% I
Supplemental Data
Net assets, end of period (000 omitted)	$193,550	$83,151	$125,249
Portfolio turnover rate J	0%	0%	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	Fidelity SAI Alternative Risk Premia Commodity Strategy Fund Cayman Ltd.	35,866,082	17.5

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,492,952
Gross unrealized depreciation	(12,318,399)
Net unrealized appreciation (depreciation)	$(9,825,447)
Tax cost	$203,428,477
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	709,974,462

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	49
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $82,739.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $203.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	20%	80%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes within the total peer group; and (ii) total expense comparisons of the fund relative to the total peer group.
The information provided to the Board indicated that the fund's management fee rate and total expense ratio ranked below the competitive median of the total peer group for the 12-month period ended March 31, 2025.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through November 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2026.

1.9910545.102
COA-SANN-0426
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund

(formerly Fidelity® SAI Alternative Risk Premia Strategy Fund)

Semi-Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 91.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/12/2026 (c) (Cost $77,797,252)	3.52 to 3.63	78,100,000	77,800,335

Money Market Funds - 11.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $9,812,974)	3.70	9,810,353	9,812,315

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $87,610,226)	87,612,650
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(2,312,261)
NET ASSETS - 100.0%	85,300,389

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BPFXMRGU Index	0.20%	Return of Index	At Maturity	BNP Paribas SA	3/2026	62,107,711	35,659	35,659
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	2026-02-01	(1,579,609)	(2.54)
USD	AUD	2026-02-01	(1,582,170)	(2.55)
USD	AUD	2026-02-01	(1,582,447)	(2.55)
USD	AUD	2026-02-01	(1,581,182)	(2.55)
USD	AUD	2026-02-01	(1,586,015)	(2.55)
USD	AUD	2026-02-01	(1,584,624)	(2.55)
USD	AUD	2026-02-01	(1,586,684)	(2.55)
USD	AUD	2026-02-01	(1,584,660)	(2.55)
USD	AUD	2026-02-01	(3,171,460)	(5.11)
USD	AUD	2026-02-01	(1,585,188)	(2.55)
USD	AUD	2026-02-01	(1,583,137)	(2.55)
USD	AUD	2026-02-01	(1,580,455)	(2.54)
USD	AUD	2026-02-01	(1,584,623)	(2.55)
USD	AUD	2026-02-01	(1,583,214)	(2.55)
USD	AUD	2026-02-01	(1,581,639)	(2.55)
USD	AUD	2026-02-01	(1,581,266)	(2.55)
USD	AUD	2026-02-01	(1,586,236)	(2.55)
USD	AUD	2026-03-01	(1,581,961)	(2.55)
USD	AUD	2026-03-01	(1,583,847)	(2.55)
USD	AUD	2026-03-01	(1,585,018)	(2.55)
USD	AUD	2026-03-01	(1,581,702)	(2.55)
CAD	USD	2026-02-01	626,558	1.01
CAD	USD	2026-02-01	627,644	1.01
CAD	USD	2026-02-01	628,019	1.01
CAD	USD	2026-02-01	628,668	1.01
CAD	USD	2026-02-01	628,211	1.01
CAD	USD	2026-02-01	627,881	1.01
CAD	USD	2026-02-01	627,931	1.01
CAD	USD	2026-02-01	628,752	1.01
CAD	USD	2026-02-01	626,749	1.01
CAD	USD	2026-02-01	1,255,755	2.02
CAD	USD	2026-02-01	628,058	1.01
CAD	USD	2026-02-01	628,597	1.01
CAD	USD	2026-02-01	627,999	1.01
CAD	USD	2026-02-01	627,863	1.01
CAD	USD	2026-02-01	627,539	1.01
CAD	USD	2026-02-01	627,061	1.01
CAD	USD	2026-02-01	629,974	1.01
CAD	USD	2026-02-01	627,795	1.01
CAD	USD	2026-03-01	628,860	1.01
CAD	USD	2026-03-01	628,477	1.01
CAD	USD	2026-03-01	627,747	1.01
USD	CHF	2026-02-01	(838,889)	(1.35)
USD	CHF	2026-02-01	(839,114)	(1.35)
USD	CHF	2026-02-01	(843,014)	(1.36)
USD	CHF	2026-02-01	(843,721)	(1.36)
USD	CHF	2026-02-01	(845,261)	(1.36)
USD	CHF	2026-02-01	(845,336)	(1.36)
USD	CHF	2026-02-01	(842,869)	(1.36)
USD	CHF	2026-02-01	(843,681)	(1.36)
USD	CHF	2026-02-01	(1,686,381)	(2.72)
USD	CHF	2026-02-01	(843,155)	(1.36)
USD	CHF	2026-02-01	(841,637)	(1.36)
USD	CHF	2026-02-01	(842,420)	(1.36)
USD	CHF	2026-02-01	(840,153)	(1.35)
USD	CHF	2026-02-01	(839,987)	(1.35)
USD	CHF	2026-02-01	(838,822)	(1.35)
USD	CHF	2026-02-01	(837,588)	(1.35)
USD	CHF	2026-02-01	(845,675)	(1.36)
USD	CHF	2026-03-01	(842,878)	(1.36)
USD	CHF	2026-03-01	(843,583)	(1.36)
USD	CHF	2026-03-01	(842,709)	(1.36)
USD	CHF	2026-03-01	(841,339)	(1.35)
NOK	USD	2026-02-01	888,486	1.43
NOK	USD	2026-02-01	888,556	1.43
NOK	USD	2026-02-01	891,182	1.43
NOK	USD	2026-02-01	890,133	1.43
NOK	USD	2026-02-01	890,888	1.43
NOK	USD	2026-02-01	889,732	1.43
NOK	USD	2026-02-01	891,102	1.43
NOK	USD	2026-02-01	890,664	1.43
NOK	USD	2026-02-01	1,783,891	2.87
NOK	USD	2026-02-01	891,527	1.44
NOK	USD	2026-02-01	890,162	1.43
NOK	USD	2026-02-01	892,868	1.44
NOK	USD	2026-02-01	890,937	1.43
NOK	USD	2026-02-01	892,703	1.44
NOK	USD	2026-02-01	890,923	1.43
NOK	USD	2026-02-01	890,725	1.43
NOK	USD	2026-02-01	899,157	1.45
NOK	USD	2026-03-01	891,441	1.44
NOK	USD	2026-03-01	891,636	1.44
NOK	USD	2026-03-01	891,309	1.44
NOK	USD	2026-03-01	890,146	1.43
NZD	USD	2026-02-01	638,177	1.03
NZD	USD	2026-02-01	638,618	1.03
NZD	USD	2026-02-01	638,033	1.03
NZD	USD	2026-02-01	1,277,874	2.06
NZD	USD	2026-02-01	638,164	1.03
NZD	USD	2026-02-01	638,973	1.03
NZD	USD	2026-02-01	637,990	1.03
NZD	USD	2026-02-01	1,277,425	2.06
NZD	USD	2026-02-01	639,031	1.03
NZD	USD	2026-02-01	640,325	1.03
NZD	USD	2026-02-01	640,743	1.03
NZD	USD	2026-02-01	641,180	1.03
NZD	USD	2026-02-01	640,381	1.03
NZD	USD	2026-02-01	640,337	1.03
NZD	USD	2026-02-01	639,800	1.03
NZD	USD	2026-02-01	640,667	1.03
NZD	USD	2026-03-01	639,509	1.03
NZD	USD	2026-03-01	639,902	1.03
NZD	USD	2026-03-01	639,324	1.03
NZD	USD	2026-03-01	638,498	1.03
USD	SEK	2026-02-01	(586,781)	(0.94)
USD	SEK	2026-02-01	(586,124)	(0.94)
USD	SEK	2026-02-01	(588,326)	(0.95)
USD	SEK	2026-02-01	(588,553)	(0.95)
USD	SEK	2026-02-01	(588,950)	(0.95)
USD	SEK	2026-02-01	(588,969)	(0.95)
USD	SEK	2026-02-01	(587,697)	(0.95)
USD	SEK	2026-02-01	(589,737)	(0.95)
USD	SEK	2026-02-01	(1,177,115)	(1.9)
USD	SEK	2026-02-01	(587,533)	(0.95)
USD	SEK	2026-02-01	(587,493)	(0.95)
USD	SEK	2026-02-01	(591,591)	(0.95)
USD	SEK	2026-02-01	(586,777)	(0.94)
USD	SEK	2026-02-01	(587,993)	(0.95)
USD	SEK	2026-02-01	(587,813)	(0.95)
USD	SEK	2026-02-01	(586,962)	(0.95)
USD	SEK	2026-02-01	(595,331)	(0.96)
USD	SEK	2026-03-01	(588,932)	(0.95)
USD	SEK	2026-03-01	(590,656)	(0.95)
USD	SEK	2026-03-01	(588,326)	(0.95)
USD	SEK	2026-03-01	(586,579)	(0.94)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXCA23 Index	0.49%	Return of Index	At Maturity	Goldman Sachs International	3/2026	60,230,368	(212,023)	(212,023)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
BRL	USD	2026-02-01	580,132	0.96
BRL	USD	2026-03-01	543,833	0.9
BRL	USD	2026-02-01	579,751	0.96
BRL	USD	2026-03-01	544,097	0.9
BRL	USD	2026-02-01	574,719	0.95
BRL	USD	2026-02-01	573,853	0.95
BRL	USD	2026-02-01	567,528	0.94
BRL	USD	2026-02-01	568,228	0.94
BRL	USD	2026-02-01	568,739	0.94
BRL	USD	2026-02-01	567,160	0.94
BRL	USD	2026-02-01	566,224	0.94
BRL	USD	2026-02-01	566,770	0.94
BRL	USD	2026-02-01	1,703,437	2.83
BRL	USD	2026-02-01	567,999	0.94
BRL	USD	2026-02-01	568,126	0.94
BRL	USD	2026-02-01	562,778	0.93
BRL	USD	2026-02-01	559,255	0.93
BRL	USD	2026-02-01	556,629	0.92
BRL	USD	2026-02-01	553,631	0.92
BRL	USD	2026-02-01	549,546	0.91
USD	CLP	2026-02-01	(573,060)	(0.95)
USD	CLP	2026-02-01	(573,064)	(0.95)
USD	CLP	2026-02-01	(570,906)	(0.95)
USD	CLP	2026-02-01	(573,054)	(0.95)
USD	CLP	2026-02-01	(567,680)	(0.94)
USD	CLP	2026-02-01	(566,953)	(0.94)
USD	CLP	2026-02-01	(568,637)	(0.94)
USD	CLP	2026-02-01	(568,184)	(0.94)
USD	CLP	2026-02-01	(561,400)	(0.93)
USD	CLP	2026-02-01	(561,009)	(0.93)
USD	CLP	2026-02-01	(1,123,375)	(1.87)
USD	CLP	2026-02-01	(423,202)	(0.7)
USD	CLP	2026-02-01	(423,515)	(0.7)
USD	CLP	2026-02-01	(424,931)	(0.71)
USD	CLP	2026-02-01	(418,984)	(0.7)
HUF	USD	2026-03-01	409,278	0.68
HUF	USD	2026-03-01	410,584	0.68
HUF	USD	2026-02-01	424,323	0.7
HUF	USD	2026-02-01	408,183	0.68
USD	ILS	2026-02-01	(562,658)	(0.93)
USD	ILS	2026-03-01	(411,906)	(0.68)
USD	ILS	2026-02-01	(564,510)	(0.94)
USD	ILS	2026-03-01	(410,984)	(0.68)
USD	ILS	2026-02-01	(565,751)	(0.94)
USD	ILS	2026-02-01	(559,898)	(0.93)
USD	ILS	2026-02-01	(562,301)	(0.93)
USD	ILS	2026-02-01	(562,529)	(0.93)
USD	ILS	2026-02-01	(422,150)	(0.7)
USD	ILS	2026-02-01	(419,578)	(0.7)
USD	ILS	2026-02-01	(557,033)	(0.92)
USD	ILS	2026-02-01	(558,966)	(0.93)
USD	ILS	2026-02-01	(560,924)	(0.93)
USD	ILS	2026-02-01	(559,775)	(0.93)
USD	ILS	2026-02-01	(560,076)	(0.93)
USD	ILS	2026-02-01	(562,275)	(0.93)
USD	ILS	2026-02-01	(564,071)	(0.94)
USD	ILS	2026-02-01	(561,236)	(0.93)
USD	ILS	2026-02-01	(557,722)	(0.93)
USD	ILS	2026-02-01	(557,312)	(0.93)
USD	ILS	2026-02-01	(552,406)	(0.92)
USD	ILS	2026-02-01	(412,952)	(0.69)
INR	USD	2026-02-01	535,464	0.89
INR	USD	2026-03-01	546,451	0.91
INR	USD	2026-02-01	536,782	0.89
INR	USD	2026-02-01	536,937	0.89
INR	USD	2026-03-01	547,456	0.91
INR	USD	2026-02-01	539,708	0.9
INR	USD	2026-02-01	404,910	0.67
INR	USD	2026-02-01	537,486	0.89
INR	USD	2026-02-01	538,535	0.89
INR	USD	2026-02-01	539,828	0.9
INR	USD	2026-02-01	538,843	0.89
INR	USD	2026-02-01	540,161	0.9
INR	USD	2026-02-01	539,856	0.9
INR	USD	2026-02-01	540,804	0.9
INR	USD	2026-02-01	1,090,019	1.81
INR	USD	2026-02-01	545,985	0.91
INR	USD	2026-02-01	549,621	0.91
INR	USD	2026-02-01	548,074	0.91
INR	USD	2026-02-01	549,481	0.91
INR	USD	2026-02-01	547,861	0.91
USD	KRW	2026-02-01	(542,162)	(0.9)
USD	KRW	2026-02-01	(412,444)	(0.68)
USD	KRW	2026-03-01	(1,092,372)	(1.81)
KRW	USD	2026-02-01	550,125	0.91
USD	KRW	2026-02-01	(552,784)	(0.92)
USD	KRW	2026-02-01	(555,794)	(0.92)
USD	KRW	2026-02-01	(983,478)	(1.63)
USD	KRW	2026-02-01	(564,012)	(0.94)
USD	KRW	2026-02-01	(565,501)	(0.94)
USD	KRW	2026-02-01	(560,926)	(0.93)
USD	KRW	2026-02-01	(560,585)	(0.93)
USD	KRW	2026-02-01	(559,495)	(0.93)
USD	KRW	2026-02-01	(548,447)	(0.91)
MXN	USD	2026-02-01	567,741	0.94
MXN	USD	2026-03-01	544,297	0.9
MXN	USD	2026-02-01	568,995	0.94
MXN	USD	2026-03-01	547,033	0.91
MXN	USD	2026-02-01	567,189	0.94
MXN	USD	2026-02-01	567,206	0.94
MXN	USD	2026-02-01	569,560	0.95
MXN	USD	2026-02-01	568,692	0.94
MXN	USD	2026-02-01	570,025	0.95
MXN	USD	2026-02-01	427,380	0.71
MXN	USD	2026-02-01	424,836	0.71
MXN	USD	2026-02-01	566,293	0.94
MXN	USD	2026-02-01	564,984	0.94
MXN	USD	2026-02-01	561,660	0.93
MXN	USD	2026-02-01	562,393	0.93
MXN	USD	2026-02-01	559,842	0.93
MXN	USD	2026-02-01	559,866	0.93
MXN	USD	2026-02-01	553,722	0.92
MXN	USD	2026-02-01	553,968	0.92
MXN	USD	2026-02-01	553,467	0.92
MXN	USD	2026-02-01	545,223	0.91
MXN	USD	2026-02-01	545,120	0.91
PHP	USD	2026-02-01	407,913	0.68
PHP	USD	2026-02-01	410,080	0.68
PHP	USD	2026-02-01	410,178	0.68
PHP	USD	2026-02-01	411,624	0.68
PHP	USD	2026-02-01	550,733	0.91
PHP	USD	2026-02-01	413,272	0.69
PHP	USD	2026-02-01	414,421	0.69
USD	PLN	2026-02-01	(417,454)	(0.69)
USD	PLN	2026-02-01	(416,932)	(0.69)
USD	PLN	2026-02-01	(418,494)	(0.69)
USD	PLN	2026-02-01	(418,871)	(0.7)
USD	PLN	2026-02-01	(419,005)	(0.7)
USD	PLN	2026-02-01	(419,223)	(0.7)
USD	PLN	2026-02-01	(420,855)	(0.7)
USD	PLN	2026-02-01	(420,935)	(0.7)
USD	PLN	2026-02-01	(416,953)	(0.69)
USD	PLN	2026-02-01	(416,865)	(0.69)
USD	SGD	2026-02-01	(552,993)	(0.92)
USD	SGD	2026-03-01	(545,611)	(0.91)
USD	SGD	2026-02-01	(553,648)	(0.92)
USD	SGD	2026-03-01	(546,566)	(0.91)
USD	SGD	2026-02-01	(554,725)	(0.92)
USD	SGD	2026-02-01	(554,533)	(0.92)
USD	SGD	2026-02-01	(552,131)	(0.92)
USD	SGD	2026-02-01	(553,058)	(0.92)
USD	SGD	2026-02-01	(554,848)	(0.92)
USD	SGD	2026-02-01	(555,869)	(0.92)
USD	SGD	2026-02-01	(554,431)	(0.92)
USD	SGD	2026-02-01	(556,825)	(0.92)
USD	SGD	2026-02-01	(556,535)	(0.92)
USD	SGD	2026-02-01	(558,357)	(0.93)
USD	SGD	2026-02-01	(558,610)	(0.93)
USD	SGD	2026-02-01	(557,057)	(0.92)
USD	SGD	2026-02-01	(556,762)	(0.92)
USD	SGD	2026-02-01	(556,158)	(0.92)
USD	SGD	2026-02-01	(554,626)	(0.92)
USD	SGD	2026-02-01	(552,741)	(0.92)
USD	SGD	2026-02-01	(547,226)	(0.91)
USD	SGD	2026-02-01	(545,433)	(0.91)
USD	TWD	2026-03-01	(958,813)	(1.59)
USD	TWD	2026-03-01	(543,935)	(0.9)
TWD	USD	2026-02-01	415,113	0.69
TWD	USD	2026-02-01	556,383	0.92
TWD	USD	2026-02-01	555,432	0.92
TWD	USD	2026-02-01	1,249,108	2.07
ZAR	USD	2026-02-01	423,088	0.7
ZAR	USD	2026-02-01	422,252	0.7
ZAR	USD	2026-02-01	418,223	0.69
ZAR	USD	2026-02-01	415,705	0.69
ZAR	USD	2026-02-01	415,063	0.69
ZAR	USD	2026-02-01	408,470	0.68
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXFMR1 Index	0.00%	Return of Index	At Maturity	Goldman Sachs International	3/2026	23,539,869	(314,815)	(314,815)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to interest rates.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	2026-02-01	(43,872)	(0.19)
USD	AUD	2026-02-01	(43,930)	(0.19)
USD	AUD	2026-02-01	(43,940)	(0.19)
USD	AUD	2026-02-01	(44,729)	(0.19)
USD	AUD	2026-02-01	(60,857)	(0.26)
USD	AUD	2026-02-01	(60,618)	(0.26)
USD	AUD	2026-02-01	(65,413)	(0.28)
USD	AUD	2026-02-01	(66,333)	(0.28)
USD	AUD	2026-02-01	(68,120)	(0.29)
USD	AUD	2026-02-01	(69,471)	(0.3)
USD	AUD	2026-02-01	(68,164)	(0.29)
USD	AUD	2026-02-01	(9,835)	(0.04)
BRL	USD	2026-02-01	171,486	0.73
BRL	USD	2026-03-01	159,598	0.68
BRL	USD	2026-02-01	171,748	0.73
BRL	USD	2026-03-01	159,494	0.68
BRL	USD	2026-02-01	169,913	0.72
BRL	USD	2026-02-01	169,639	0.72
BRL	USD	2026-02-01	167,753	0.71
BRL	USD	2026-02-01	168,006	0.71
BRL	USD	2026-02-01	168,362	0.72
BRL	USD	2026-02-01	168,063	0.71
BRL	USD	2026-02-01	167,469	0.71
BRL	USD	2026-02-01	167,822	0.71
BRL	USD	2026-02-01	504,114	2.14
BRL	USD	2026-02-01	167,605	0.71
BRL	USD	2026-02-01	167,012	0.71
BRL	USD	2026-02-01	165,882	0.7
BRL	USD	2026-02-01	164,864	0.7
BRL	USD	2026-02-01	163,976	0.7
BRL	USD	2026-02-01	162,431	0.69
BRL	USD	2026-02-01	160,894	0.68
USD	CHF	2026-02-01	(165,669)	(0.7)
USD	CHF	2026-03-01	(160,615)	(0.68)
USD	CHF	2026-02-01	(166,328)	(0.71)
USD	CHF	2026-03-01	(160,059)	(0.68)
USD	CHF	2026-02-01	(165,991)	(0.71)
USD	CHF	2026-02-01	(166,611)	(0.71)
USD	CHF	2026-02-01	(166,857)	(0.71)
USD	CHF	2026-02-01	(167,314)	(0.71)
USD	CHF	2026-02-01	(168,091)	(0.71)
USD	CHF	2026-02-01	(168,840)	(0.72)
USD	CHF	2026-02-01	(167,308)	(0.71)
USD	CHF	2026-02-01	(168,539)	(0.72)
USD	CHF	2026-02-01	(168,199)	(0.71)
USD	CHF	2026-02-01	(169,887)	(0.72)
USD	CHF	2026-02-01	(169,603)	(0.72)
USD	CHF	2026-02-01	(167,970)	(0.71)
USD	CHF	2026-02-01	(165,989)	(0.71)
USD	CHF	2026-02-01	(167,076)	(0.71)
USD	CHF	2026-02-01	(166,218)	(0.71)
USD	CHF	2026-02-01	(165,723)	(0.7)
USD	CHF	2026-02-01	(161,410)	(0.69)
USD	CHF	2026-02-01	(159,815)	(0.68)
USD	CLP	2026-02-01	(161,474)	(0.69)
USD	CLP	2026-02-01	(169,763)	(0.72)
USD	CLP	2026-02-01	(168,785)	(0.72)
USD	CLP	2026-02-01	(169,403)	(0.72)
USD	CLP	2026-02-01	(167,798)	(0.71)
USD	CLP	2026-02-01	(167,630)	(0.71)
USD	CLP	2026-02-01	(168,332)	(0.72)
USD	CLP	2026-02-01	(114,412)	(0.49)
HUF	USD	2026-02-01	166,091	0.71
HUF	USD	2026-03-01	160,148	0.68
HUF	USD	2026-02-01	165,937	0.7
HUF	USD	2026-03-01	160,475	0.68
HUF	USD	2026-02-01	69,445	0.3
HUF	USD	2026-02-01	169,232	0.72
HUF	USD	2026-02-01	168,274	0.71
HUF	USD	2026-02-01	166,317	0.71
HUF	USD	2026-02-01	166,584	0.71
HUF	USD	2026-02-01	164,846	0.7
HUF	USD	2026-02-01	164,339	0.7
HUF	USD	2026-02-01	160,970	0.68
HUF	USD	2026-02-01	159,342	0.68
INR	USD	2026-02-01	158,482	0.67
INR	USD	2026-03-01	159,988	0.68
INR	USD	2026-02-01	158,672	0.67
INR	USD	2026-02-01	159,064	0.68
INR	USD	2026-03-01	160,662	0.68
INR	USD	2026-02-01	159,562	0.68
INR	USD	2026-02-01	159,596	0.68
INR	USD	2026-02-01	159,394	0.68
INR	USD	2026-02-01	158,917	0.68
INR	USD	2026-02-01	159,421	0.68
INR	USD	2026-02-01	159,964	0.68
INR	USD	2026-02-01	159,370	0.68
INR	USD	2026-02-01	159,943	0.68
INR	USD	2026-02-01	159,603	0.68
INR	USD	2026-02-01	160,180	0.68
INR	USD	2026-02-01	322,137	1.37
INR	USD	2026-02-01	160,503	0.68
INR	USD	2026-02-01	162,004	0.69
INR	USD	2026-02-01	161,568	0.69
INR	USD	2026-02-01	161,870	0.69
INR	USD	2026-02-01	160,739	0.68
USD	JPY	2026-02-01	(163,564)	(0.69)
USD	JPY	2026-03-01	(4,549)	(0.02)
USD	JPY	2026-02-01	(164,361)	(0.7)
USD	JPY	2026-03-01	(8,516)	(0.04)
USD	JPY	2026-02-01	(164,256)	(0.7)
USD	JPY	2026-02-01	(164,224)	(0.7)
USD	JPY	2026-02-01	(164,157)	(0.7)
USD	JPY	2026-02-01	(164,343)	(0.7)
USD	JPY	2026-02-01	(164,900)	(0.7)
USD	JPY	2026-02-01	(166,178)	(0.71)
USD	JPY	2026-02-01	(122,768)	(0.52)
USD	JPY	2026-02-01	(124,105)	(0.53)
USD	JPY	2026-02-01	(123,362)	(0.52)
USD	JPY	2026-02-01	(123,448)	(0.52)
USD	JPY	2026-02-01	(107,300)	(0.46)
USD	JPY	2026-02-01	(106,873)	(0.45)
USD	JPY	2026-02-01	(101,276)	(0.43)
USD	JPY	2026-02-01	(100,524)	(0.43)
USD	JPY	2026-02-01	(98,123)	(0.42)
USD	JPY	2026-02-01	(95,981)	(0.41)
USD	JPY	2026-02-01	(92,882)	(0.39)
USD	KRW	2026-03-01	(160,678)	(0.68)
KRW	USD	2026-02-01	162,645	0.69
KRW	USD	2026-02-01	162,742	0.69
KRW	USD	2026-02-01	162,609	0.69
MXN	USD	2026-02-01	167,824	0.71
MXN	USD	2026-03-01	159,735	0.68
MXN	USD	2026-02-01	168,561	0.72
MXN	USD	2026-03-01	160,354	0.68
MXN	USD	2026-02-01	167,686	0.71
MXN	USD	2026-02-01	167,675	0.71
MXN	USD	2026-02-01	168,354	0.72
MXN	USD	2026-02-01	168,144	0.71
MXN	USD	2026-02-01	168,743	0.72
MXN	USD	2026-02-01	168,857	0.72
MXN	USD	2026-02-01	167,535	0.71
MXN	USD	2026-02-01	167,680	0.71
MXN	USD	2026-02-01	167,032	0.71
MXN	USD	2026-02-01	166,358	0.71
MXN	USD	2026-02-01	166,461	0.71
MXN	USD	2026-02-01	165,198	0.7
MXN	USD	2026-02-01	164,584	0.7
MXN	USD	2026-02-01	163,213	0.69
MXN	USD	2026-02-01	163,306	0.69
MXN	USD	2026-02-01	163,044	0.69
MXN	USD	2026-02-01	159,965	0.68
MXN	USD	2026-02-01	159,598	0.68
USD	NZD	2026-02-01	(168,405)	(0.72)
USD	NZD	2026-03-01	(161,194)	(0.68)
USD	NZD	2026-02-01	(161,644)	(0.69)
USD	NZD	2026-03-01	(160,909)	(0.68)
USD	NZD	2026-02-01	(101,152)	(0.43)
USD	NZD	2026-02-01	(99,118)	(0.42)
USD	NZD	2026-02-01	(101,008)	(0.43)
USD	NZD	2026-02-01	(115,463)	(0.49)
USD	NZD	2026-02-01	(170,600)	(0.72)
USD	NZD	2026-02-01	(171,469)	(0.73)
USD	NZD	2026-02-01	(170,024)	(0.72)
USD	NZD	2026-02-01	(170,909)	(0.73)
USD	NZD	2026-02-01	(170,672)	(0.73)
USD	NZD	2026-02-01	(171,634)	(0.73)
USD	NZD	2026-02-01	(171,361)	(0.73)
USD	NZD	2026-02-01	(169,625)	(0.72)
USD	NZD	2026-02-01	(167,460)	(0.71)
USD	NZD	2026-02-01	(167,654)	(0.71)
USD	NZD	2026-02-01	(166,161)	(0.71)
USD	NZD	2026-02-01	(165,227)	(0.7)
USD	NZD	2026-02-01	(162,133)	(0.69)
USD	NZD	2026-02-01	(161,398)	(0.69)
PHP	USD	2026-02-01	160,974	0.68
PHP	USD	2026-03-01	160,798	0.68
PHP	USD	2026-02-01	161,626	0.69
PHP	USD	2026-03-01	160,498	0.68
PHP	USD	2026-02-01	162,017	0.69
PHP	USD	2026-02-01	162,259	0.69
PHP	USD	2026-02-01	162,805	0.69
PHP	USD	2026-02-01	162,877	0.69
PHP	USD	2026-02-01	163,375	0.69
PHP	USD	2026-02-01	95,619	0.41
PHP	USD	2026-02-01	163,677	0.7
PHP	USD	2026-02-01	163,384	0.69
PHP	USD	2026-02-01	163,760	0.7
PHP	USD	2026-02-01	328,642	1.4
PHP	USD	2026-02-01	164,376	0.7
PHP	USD	2026-02-01	164,083	0.7
PHP	USD	2026-02-01	163,683	0.7
PHP	USD	2026-02-01	163,427	0.69
PHP	USD	2026-02-01	162,703	0.69
PHP	USD	2026-02-01	162,132	0.69
PHP	USD	2026-02-01	160,888	0.68
USD	SEK	2026-02-01	(7,847)	(0.03)
USD	SEK	2026-03-01	(156,273)	(0.66)
USD	SEK	2026-02-01	(8,644)	(0.04)
USD	SEK	2026-03-01	(152,050)	(0.65)
USD	SEK	2026-02-01	(68,027)	(0.29)
USD	SEK	2026-02-01	(69,901)	(0.3)
USD	SEK	2026-02-01	(68,039)	(0.29)
USD	SEK	2026-02-01	(53,524)	(0.23)
USD	SEK	2026-02-01	(54,165)	(0.23)
USD	SEK	2026-02-01	(167,721)	(0.71)
USD	SEK	2026-02-01	(168,700)	(0.72)
USD	SEK	2026-02-01	(168,258)	(0.71)
USD	SEK	2026-02-01	(169,862)	(0.72)
USD	SEK	2026-02-01	(169,799)	(0.72)
USD	SEK	2026-02-01	(168,999)	(0.72)
USD	SEK	2026-02-01	(167,021)	(0.71)
USD	SEK	2026-02-01	(166,743)	(0.71)
USD	SEK	2026-02-01	(165,109)	(0.7)
USD	SEK	2026-02-01	(164,598)	(0.7)
USD	SEK	2026-02-01	(161,838)	(0.69)
USD	SEK	2026-02-01	(150,555)	(0.64)
USD	SGD	2026-02-01	(163,464)	(0.69)
USD	SGD	2026-03-01	(160,120)	(0.68)
USD	SGD	2026-02-01	(164,015)	(0.7)
USD	SGD	2026-03-01	(160,217)	(0.68)
USD	SGD	2026-02-01	(164,002)	(0.7)
USD	SGD	2026-02-01	(163,928)	(0.7)
USD	SGD	2026-02-01	(163,202)	(0.69)
USD	SGD	2026-02-01	(163,521)	(0.69)
USD	SGD	2026-02-01	(164,250)	(0.7)
USD	SGD	2026-02-01	(164,718)	(0.7)
USD	SGD	2026-02-01	(163,981)	(0.7)
USD	SGD	2026-02-01	(164,877)	(0.7)
USD	SGD	2026-02-01	(164,534)	(0.7)
USD	SGD	2026-02-01	(165,379)	(0.7)
USD	SGD	2026-02-01	(165,342)	(0.7)
USD	SGD	2026-02-01	(164,376)	(0.7)
USD	SGD	2026-02-01	(163,671)	(0.7)
USD	SGD	2026-02-01	(163,931)	(0.7)
USD	SGD	2026-02-01	(163,500)	(0.69)
USD	SGD	2026-02-01	(162,830)	(0.69)
USD	SGD	2026-02-01	(160,552)	(0.68)
USD	SGD	2026-02-01	(159,690)	(0.68)
TWD	USD	2026-02-01	161,389	0.69
USD	TWD	2026-03-01	(159,628)	(0.68)
TWD	USD	2026-02-01	163,076	0.69
TWD	USD	2026-02-01	163,846	0.7
TWD	USD	2026-02-01	164,870	0.7
TWD	USD	2026-02-01	164,277	0.7
TWD	USD	2026-02-01	492,943	2.09
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JPOSFVB5 Index	3.80%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	3/2026	35,451,554	(320,173)	(320,173)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards and FX Options related to market volatility in emerging markets.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
CNH	USD	2026-03-01	(34,266)	(0.1)
USD	CNH	2026-03-01	13,023	0.04
USD	CNH	2026-03-01	16,819	0.05
USD	CNH	2026-03-01	21,244	0.06
USD	CNH	2026-03-01	26,258	0.07
USD	CNH	2026-03-01	31,780	0.09
USD	CNH	2026-03-01	37,691	0.11
CNH	USD	2026-03-01	(46,177)	(0.13)
CNH	USD	2026-03-01	(40,168)	(0.11)
CNH	USD	2026-03-01	(28,637)	(0.08)
USD	CNH	2026-03-01	7,289	0.02
CNH	USD	2026-03-01	(23,424)	(0.07)
CNH	USD	2026-03-01	(18,737)	(0.05)
CNH	USD	2026-03-01	(14,645)	(0.04)
USD	CNH	2026-02-01	6,723	0.02
USD	CNH	2026-02-01	9,172	0.03
USD	CNH	2026-02-01	12,211	0.03
USD	CNH	2026-02-01	15,874	0.04
USD	CNH	2026-02-01	20,160	0.06
USD	CNH	2026-03-01	9,857	0.03
CNH	USD	2026-03-01	(13,861)	(0.04)
CNH	USD	2026-03-01	(44,888)	(0.13)
USD	CNH	2026-03-01	23,004	0.06
CNH	USD	2026-03-01	(33,410)	(0.09)
CNH	USD	2026-03-01	(28,043)	(0.08)
CNH	USD	2026-03-01	(23,087)	(0.07)
CNH	USD	2026-03-01	(18,630)	(0.05)
CNH	USD	2026-03-01	(14,725)	(0.04)
USD	CNH	2026-03-01	11,070	0.03
USD	CNH	2026-03-01	14,420	0.04
USD	CNH	2026-03-01	18,399	0.05
USD	CNH	2026-03-01	28,198	0.08
CNH	USD	2026-03-01	(17,765)	(0.05)
USD	CNH	2026-03-01	33,905	0.1
USD	CNH	2026-03-01	40,017	0.11
USD	CNH	2026-03-01	46,393	0.13
CNH	USD	2026-03-01	(45,052)	(0.13)
CNH	USD	2026-03-01	(38,883)	(0.11)
CNH	USD	2026-03-01	(32,941)	(0.09)
CNH	USD	2026-03-01	(27,368)	(0.08)
CNH	USD	2026-03-01	(22,283)	(0.06)
USD	CNH	2026-02-01	25,029	0.07
USD	CNH	2026-02-01	30,398	0.09
USD	CNH	2026-02-01	36,146	0.1
CNH	USD	2026-02-01	(42,120)	(0.12)
USD	CNH	2026-02-01	8,221	0.02
USD	CNH	2026-02-01	11,230	0.03
USD	CNH	2026-02-01	14,947	0.04
USD	CNH	2026-02-01	19,394	0.05
USD	CNH	2026-02-01	24,547	0.07
USD	CNH	2026-02-01	30,330	0.09
USD	CNH	2026-02-01	36,616	0.1
USD	CNH	2026-02-01	43,232	0.12
CNH	USD	2026-02-01	(35,686)	(0.1)
CNH	USD	2026-02-01	(43,313)	(0.12)
CNH	USD	2026-02-01	(29,546)	(0.08)
CNH	USD	2026-02-01	(23,878)	(0.07)
CNH	USD	2026-02-01	(18,817)	(0.05)
CNH	USD	2026-02-01	(14,446)	(0.04)
CNH	USD	2026-02-01	(10,796)	(0.03)
USD	CNH	2026-02-01	4,344	0.01
USD	CNH	2026-02-01	6,381	0.02
USD	CNH	2026-02-01	9,091	0.03
CNH	USD	2026-02-01	(14,537)	(0.04)
CNH	USD	2026-02-01	(18,866)	(0.05)
CNH	USD	2026-02-01	(23,874)	(0.07)
CNH	USD	2026-02-01	(29,483)	(0.08)
CNH	USD	2026-02-01	(37,480)	(0.11)
CNH	USD	2026-02-01	(31,775)	(0.09)
CNH	USD	2026-02-01	(26,363)	(0.07)
CNH	USD	2026-02-01	(21,384)	(0.06)
CNH	USD	2026-02-01	(16,944)	(0.05)
CNH	USD	2026-02-01	(13,103)	(0.04)
USD	CNH	2026-02-01	6,579	0.02
USD	CNH	2026-02-01	9,105	0.03
USD	CNH	2026-02-01	12,285	0.03
USD	CNH	2026-02-01	16,167	0.05
USD	CNH	2026-02-01	20,764	0.06
USD	CNH	2026-02-01	26,042	0.07
USD	CNH	2026-02-01	31,917	0.09
USD	CNH	2026-02-01	38,258	0.11
CNH	USD	2026-02-01	(48,464)	(0.14)
CNH	USD	2026-02-01	(41,961)	(0.12)
CNH	USD	2026-02-01	(35,568)	(0.1)
CNH	USD	2026-03-01	(39,071)	(0.11)
USD	CNH	2026-03-01	42,069	0.12
USD	CNH	2026-02-01	16,885	0.05
USD	CNH	2026-03-01	14,735	0.04
USD	CNH	2026-03-01	18,626	0.05
USD	CNH	2026-03-01	23,125	0.07
USD	CNH	2026-03-01	28,207	0.08
USD	CNH	2026-03-01	33,818	0.1
USD	CNH	2026-03-01	39,872	0.11
USD	CNH	2026-03-01	46,256	0.13
USD	CNH	2026-03-01	52,835	0.15
USD	CNH	2026-03-01	36,166	0.1
CNH	USD	2026-03-01	(46,563)	(0.13)
CNH	USD	2026-03-01	(40,338)	(0.11)
CNH	USD	2026-03-01	(34,364)	(0.1)
CNH	USD	2026-03-01	(23,041)	(0.06)
USD	CNH	2026-03-01	34,699	0.1
USD	CNH	2026-03-01	41,075	0.12
USD	CNH	2026-03-01	47,802	0.13
USD	CNH	2026-03-01	54,727	0.15
USD	CNH	2026-03-01	61,686	0.17
CNH	USD	2026-03-01	(40,315)	(0.11)
CNH	USD	2026-03-01	(34,092)	(0.1)
CNH	USD	2026-03-01	(28,299)	(0.08)
CNH	USD	2026-03-01	(18,389)	(0.05)
CNH	USD	2026-03-01	(28,767)	(0.08)
CNH	USD	2026-03-01	(14,379)	(0.04)
CNH	USD	2026-03-01	(11,008)	(0.03)
USD	CNH	2026-03-01	9,883	0.03
USD	CNH	2026-03-01	12,886	0.04
USD	CNH	2026-03-01	16,464	0.05
USD	CNH	2026-03-01	20,624	0.06
USD	CNH	2026-03-01	25,338	0.07
USD	CNH	2026-03-01	30,549	0.09
USD	CNH	2026-03-01	28,799	0.08
USD	CNH	2026-03-01	23,471	0.07
USD	CNH	2026-03-01	18,775	0.05
CNH	USD	2026-03-01	(12,822)	(0.04)
CNH	USD	2026-03-01	(23,649)	(0.07)
CNH	USD	2026-03-01	(19,080)	(0.05)
CNH	USD	2026-03-01	(15,099)	(0.04)
USD	CNH	2026-03-01	15,222	0.04
USD	CNH	2026-03-01	19,187	0.05
USD	CNH	2026-03-01	23,743	0.07
USD	CNH	2026-03-01	28,858	0.08
USD	CNH	2026-03-01	34,465	0.1
USD	CNH	2026-03-01	40,469	0.11
USD	CNH	2026-03-01	46,748	0.13
USD	CNH	2026-03-01	53,160	0.15
CNH	USD	2026-03-01	(42,160)	(0.12)
CNH	USD	2026-03-01	(36,201)	(0.1)
CNH	USD	2026-03-01	(30,544)	(0.09)
CNH	USD	2026-03-01	(25,307)	(0.07)
CNH	USD	2026-03-01	(20,575)	(0.06)
CNH	USD	2026-03-01	(16,406)	(0.05)
USD	CNH	2026-02-01	12,572	0.04
USD	CNH	2026-02-01	22,039	0.06
USD	CNH	2026-02-01	1,559	-
CNH	USD	2026-02-01	(39,354)	(0.11)
CNH	USD	2026-02-01	(29,202)	(0.08)
CNH	USD	2026-02-01	(20,004)	(0.06)
CNH	USD	2026-02-01	(12,566)	(0.04)
USD	CNH	2026-02-01	16	-
USD	CNH	2026-02-01	61	-
USD	CNH	2026-02-01	202	-
USD	CNH	2026-02-01	597	-
USD	CNH	2026-02-01	3,619	0.01
CNH	USD	2026-02-01	(58,143)	(0.16)
USD	CNH	2026-02-01	7,481	0.02
USD	CNH	2026-02-01	13,822	0.04
CNH	USD	2026-02-01	(62,717)	(0.18)
CNH	USD	2026-02-01	(51,435)	(0.15)
CNH	USD	2026-02-01	(38,992)	(0.11)
CNH	USD	2026-02-01	(27,009)	(0.08)
CNH	USD	2026-02-01	(16,931)	(0.05)
CNH	USD	2026-02-01	(9,531)	(0.03)
CNH	USD	2026-02-01	(49,354)	(0.14)
CNH	USD	2026-02-01	(65,032)	(0.18)
USD	CNH	2026-02-01	220	-
CNH	USD	2026-02-01	(28,031)	(0.08)
USD	CNH	2026-02-01	1,245	-
USD	CNH	2026-02-01	2,600	0.01
USD	CNH	2026-02-01	4,990	0.01
USD	CNH	2026-02-01	8,825	0.02
CNH	USD	2026-02-01	(62,976)	(0.18)
CNH	USD	2026-02-01	(55,739)	(0.16)
CNH	USD	2026-02-01	(47,012)	(0.13)
CNH	USD	2026-02-01	(37,476)	(0.11)
CNH	USD	2026-02-01	(19,551)	(0.06)
USD	CNH	2026-02-01	6,417	0.02
CNH	USD	2026-02-01	(12,650)	(0.04)
USD	CNH	2026-02-01	7	-
USD	CNH	2026-02-01	26	-
USD	CNH	2026-02-01	85	-
USD	CNH	2026-02-01	247	-
USD	CNH	2026-02-01	648	-
USD	CNH	2026-02-01	1,535	-
USD	CNH	2026-02-01	3,294	0.01
CNH	USD	2026-02-01	(4,789)	(0.01)
USD	CNH	2026-02-01	5	-
USD	CNH	2026-02-01	24	-
CNH	USD	2026-02-01	(79,640)	(0.22)
CNH	USD	2026-02-01	(57,707)	(0.16)
CNH	USD	2026-02-01	(35,337)	(0.1)
CNH	USD	2026-02-01	(17,794)	(0.05)
CNH	USD	2026-02-01	(7,221)	(0.02)
CNH	USD	2026-02-01	(2,327)	(0.01)
USD	CNH	2026-02-01	99	-
CNH	USD	2026-02-01	(96,162)	(0.27)
USD	CNH	2026-02-01	6,526	0.02
USD	CNH	2026-02-01	2,078	0.01
USD	CNH	2026-02-01	524	-
USD	CNH	2026-02-01	358	-
USD	CNH	2026-02-01	1,107	-
USD	CNH	2026-02-01	2,954	0.01
USD	CNH	2026-02-01	6,816	0.02
USD	CNH	2026-02-01	13,673	0.04
CNH	USD	2026-02-01	(62,797)	(0.18)
CNH	USD	2026-02-01	(49,809)	(0.14)
CNH	USD	2026-02-01	(35,735)	(0.1)
CNH	USD	2026-02-01	(22,838)	(0.06)
CNH	USD	2026-02-01	(12,843)	(0.04)
CNH	USD	2026-02-01	(6,295)	(0.02)
CNH	USD	2026-02-01	(2,669)	(0.01)
USD	CNH	2026-02-01	2	-
USD	CNH	2026-02-01	16	-
USD	CNH	2026-02-01	104	-
USD	CNH	2026-02-01	547	-
USD	CNH	2026-02-01	81	-
USD	CNH	2026-02-01	27,980	0.08
USD	CNH	2026-02-01	18,130	0.05
CNH	USD	2026-02-01	(12,247)	(0.03)
USD	CNH	2026-02-01	762	-
USD	CNH	2026-02-01	1,370	-
USD	CNH	2026-02-01	2,352	0.01
USD	CNH	2026-02-01	3,861	0.01
USD	CNH	2026-02-01	6,062	0.02
USD	CNH	2026-02-01	9,111	0.03
USD	CNH	2026-02-01	13,121	0.04
CNH	USD	2026-02-01	(53,837)	(0.15)
CNH	USD	2026-02-01	(22,399)	(0.06)
CNH	USD	2026-02-01	(47,312)	(0.13)
CNH	USD	2026-02-01	(40,330)	(0.11)
CNH	USD	2026-02-01	(33,249)	(0.09)
CNH	USD	2026-02-01	(26,440)	(0.07)
CNH	USD	2026-02-01	(20,233)	(0.06)
CNH	USD	2026-02-01	(14,868)	(0.04)
USD	CNH	2026-02-01	885	-
USD	CNH	2026-02-01	1,615	-
CNH	USD	2026-02-01	(16,886)	(0.05)
CNH	USD	2026-02-01	(28,633)	(0.08)
USD	CNH	2026-02-01	27	-
USD	CNH	2026-02-01	1,462	-
USD	CNH	2026-02-01	34,586	0.1
CNH	USD	2026-02-01	(52,495)	(0.15)
CNH	USD	2026-02-01	(45,404)	(0.13)
CNH	USD	2026-02-01	(38,335)	(0.11)
CNH	USD	2026-02-01	(31,547)	(0.09)
CNH	USD	2026-02-01	(25,269)	(0.07)
CNH	USD	2026-02-01	(19,675)	(0.06)
CNH	USD	2026-02-01	(14,876)	(0.04)
USD	CNH	2026-02-01	2,452	0.01
CNH	USD	2026-02-01	(35,342)	(0.1)
USD	CNH	2026-02-01	3,943	0.01
USD	CNH	2026-02-01	6,084	0.02
USD	CNH	2026-02-01	9,016	0.03
USD	CNH	2026-02-01	12,843	0.04
USD	CNH	2026-02-01	17,604	0.05
USD	CNH	2026-02-01	23,247	0.07
CNH	USD	2026-02-01	(48,912)	(0.14)
CNH	USD	2026-02-01	(42,214)	(0.12)
USD	CNH	2026-02-01	2,805	0.01
USD	CNH	2026-02-01	4,637	0.01
USD	CNH	2026-02-01	7,308	0.02
USD	CNH	2026-02-01	4,819	0.01
CNH	USD	2026-02-01	(19,755)	(0.06)
CNH	USD	2026-02-01	(14,065)	(0.04)
CNH	USD	2026-02-01	(9,523)	(0.03)
USD	CNH	2026-02-01	150	-
USD	CNH	2026-02-01	342	-
USD	CNH	2026-02-01	729	-
USD	CNH	2026-02-01	1,458	-
USD	CNH	2026-02-01	2,736	0.01
USD	CNH	2026-02-01	7,984	0.02
USD	CNH	2026-02-01	10,988	0.03
USD	CNH	2026-02-01	12,457	0.04
CNH	USD	2026-02-01	(61,122)	(0.17)
CNH	USD	2026-02-01	(54,088)	(0.15)
CNH	USD	2026-02-01	(46,059)	(0.13)
CNH	USD	2026-02-01	(37,548)	(0.11)
CNH	USD	2026-02-01	(29,168)	(0.08)
CNH	USD	2026-02-01	(21,505)	(0.06)
CNH	USD	2026-02-01	(14,996)	(0.04)
CNH	USD	2026-02-01	(26,446)	(0.07)
CNH	USD	2026-02-01	(33,833)	(0.1)
CNH	USD	2026-02-01	(41,490)	(0.12)
CNH	USD	2026-02-01	(48,943)	(0.14)
USD	CNH	2026-02-01	15,780	0.04
USD	CNH	2026-02-01	21,679	0.06
CNH	USD	2026-02-01	(52,435)	(0.15)
CNH	USD	2026-02-01	(45,062)	(0.13)
CNH	USD	2026-02-01	(37,396)	(0.11)
CNH	USD	2026-02-01	(29,875)	(0.08)
CNH	USD	2026-02-01	(22,910)	(0.06)
CNH	USD	2026-02-01	(16,824)	(0.05)
CNH	USD	2026-02-01	(11,806)	(0.03)
USD	CNH	2026-02-01	753	-
USD	CNH	2026-02-01	1,424	-
USD	CNH	2026-02-01	2,550	0.01
USD	CNH	2026-02-01	4,328	0.01
USD	CNH	2026-02-01	6,969	0.02
USD	CNH	2026-02-01	10,660	0.03
USD	CNH	2026-02-01	15,510	0.04
USD	CNH	2026-02-01	21,505	0.06
SGD	USD	2026-02-01	(65,151)	(0.18)
USD	SGD	2026-02-01	1	-
USD	SGD	2026-02-01	6	-
USD	SGD	2026-02-01	22	-
USD	SGD	2026-02-01	71	-
USD	SGD	2026-02-01	210	-
USD	SGD	2026-02-01	562	-
SGD	USD	2026-02-01	(69,249)	(0.2)
SGD	USD	2026-02-01	(67,838)	(0.19)
SGD	USD	2026-02-01	(60,724)	(0.17)
SGD	USD	2026-02-01	(54,303)	(0.15)
SGD	USD	2026-02-01	(46,049)	(0.13)
SGD	USD	2026-02-01	(36,621)	(0.1)
USD	SGD	2026-02-01	2	-
USD	SGD	2026-02-01	9	-
SGD	USD	2026-02-01	(52,112)	(0.15)
USD	SGD	2026-02-01	2	-
SGD	USD	2026-02-01	(75,200)	(0.21)
SGD	USD	2026-02-01	(73,228)	(0.21)
SGD	USD	2026-02-01	(70,118)	(0.2)
SGD	USD	2026-02-01	(65,640)	(0.19)
SGD	USD	2026-02-01	(59,708)	(0.17)
USD	SGD	2026-02-01	1	-
USD	SGD	2026-02-01	8	-
SGD	USD	2026-02-01	(59,306)	(0.17)
USD	SGD	2026-02-01	27	-
USD	SGD	2026-02-01	81	-
USD	SGD	2026-02-01	221	-
SGD	USD	2026-02-01	(72,331)	(0.2)
SGD	USD	2026-02-01	(71,823)	(0.2)
SGD	USD	2026-02-01	(70,647)	(0.2)
SGD	USD	2026-02-01	(68,419)	(0.19)
SGD	USD	2026-02-01	(64,735)	(0.18)
USD	SGD	2026-02-01	35	-
USD	SGD	2026-02-01	123	-
USD	SGD	2026-02-01	379	-
SGD	USD	2026-02-01	(69,269)	(0.2)
SGD	USD	2026-02-01	(69,442)	(0.2)
SGD	USD	2026-02-01	(68,368)	(0.19)
SGD	USD	2026-02-01	(69,576)	(0.2)
SGD	USD	2026-02-01	(69,541)	(0.2)
SGD	USD	2026-02-01	(68,927)	(0.19)
SGD	USD	2026-02-01	(66,809)	(0.19)
SGD	USD	2026-02-01	(61,778)	(0.17)
SGD	USD	2026-02-01	(66,260)	(0.19)
SGD	USD	2026-02-01	(68,364)	(0.19)
SGD	USD	2026-02-01	(69,170)	(0.2)
SGD	USD	2026-02-01	(69,349)	(0.2)
SGD	USD	2026-02-01	(67,089)	(0.19)
SGD	USD	2026-02-01	(64,427)	(0.18)
SGD	USD	2026-02-01	(59,779)	(0.17)
SGD	USD	2026-02-01	(52,799)	(0.15)
SGD	USD	2026-02-01	(43,718)	(0.12)
SGD	USD	2026-02-01	(33,455)	(0.09)
SGD	USD	2026-02-01	(68,956)	(0.19)
SGD	USD	2026-02-01	(69,128)	(0.19)
SGD	USD	2026-02-01	(69,279)	(0.2)
EUR	PLN	2026-02-01	3,292	0.01
PLN	EUR	2026-02-01	(39,632)	(0.11)
PLN	EUR	2026-02-01	(32,920)	(0.09)
PLN	EUR	2026-02-01	(26,399)	(0.07)
PLN	EUR	2026-02-01	(20,389)	(0.06)
PLN	EUR	2026-02-01	(15,134)	(0.04)
PLN	EUR	2026-02-01	(10,776)	(0.03)
PLN	EUR	2026-02-01	(7,349)	(0.02)
EUR	PLN	2026-02-01	1,953	0.01
EUR	PLN	2026-02-01	5,294	0.01
EUR	PLN	2026-02-01	22,284	0.06
EUR	PLN	2026-02-01	8,129	0.02
EUR	PLN	2026-02-01	11,929	0.03
EUR	PLN	2026-02-01	16,751	0.05
EUR	PLN	2026-02-01	22,543	0.06
EUR	PLN	2026-02-01	29,128	0.08
PLN	EUR	2026-02-01	(38,908)	(0.11)
PLN	EUR	2026-02-01	(31,917)	(0.09)
PLN	EUR	2026-02-01	(25,192)	(0.07)
EUR	PLN	2026-02-01	28,568	0.08
EUR	PLN	2026-02-01	16,740	0.05
PLN	EUR	2026-02-01	(15,986)	(0.05)
PLN	EUR	2026-02-01	(33,541)	(0.09)
EUR	PLN	2026-02-01	3,799	0.01
EUR	PLN	2026-02-01	5,829	0.02
EUR	PLN	2026-02-01	8,598	0.02
EUR	PLN	2026-02-01	12,202	0.03
EUR	PLN	2026-02-01	16,678	0.05
EUR	PLN	2026-02-01	21,979	0.06
EUR	PLN	2026-02-01	27,968	0.08
PLN	EUR	2026-02-01	(39,960)	(0.11)
PLN	EUR	2026-02-01	(27,255)	(0.08)
EUR	PLN	2026-02-01	12,091	0.03
PLN	EUR	2026-02-01	(21,394)	(0.06)
PLN	EUR	2026-02-01	(16,191)	(0.05)
PLN	EUR	2026-02-01	(11,793)	(0.03)
PLN	EUR	2026-02-01	(8,255)	(0.02)
EUR	PLN	2026-02-01	2,171	0.01
EUR	PLN	2026-02-01	3,556	0.01
EUR	PLN	2026-02-01	5,579	0.02
EUR	PLN	2026-02-01	8,386	0.02
PLN	EUR	2026-02-01	(19,083)	(0.05)
PLN	EUR	2026-02-01	(13,841)	(0.04)
PLN	EUR	2026-02-01	(9,592)	(0.03)
PLN	EUR	2026-02-01	(5,234)	(0.01)
EUR	PLN	2026-02-01	21,688	0.06
EUR	PLN	2026-02-01	29,530	0.08
PLN	EUR	2026-02-01	(44,079)	(0.12)
PLN	EUR	2026-02-01	(35,374)	(0.1)
PLN	EUR	2026-02-01	(27,019)	(0.08)
PLN	EUR	2026-02-01	(19,567)	(0.06)
PLN	EUR	2026-02-01	(13,390)	(0.04)
PLN	EUR	2026-02-01	(8,635)	(0.02)
EUR	PLN	2026-02-01	294	-
PLN	EUR	2026-02-01	(6,340)	(0.02)
EUR	PLN	2026-02-01	711	-
EUR	PLN	2026-02-01	1,577	-
EUR	PLN	2026-02-01	3,221	0.01
EUR	PLN	2026-02-01	6,059	0.02
EUR	PLN	2026-02-01	10,521	0.03
EUR	PLN	2026-02-01	16,902	0.05
EUR	PLN	2026-02-01	25,204	0.07
PLN	EUR	2026-02-01	(49,175)	(0.14)
EUR	PLN	2026-02-01	15,097	0.04
EUR	PLN	2026-02-01	9,937	0.03
EUR	PLN	2026-02-01	6,172	0.02
EUR	PLN	2026-02-01	3,612	0.01
EUR	PLN	2026-02-01	1,675	-
EUR	PLN	2026-02-01	2,947	0.01
EUR	PLN	2026-02-01	4,925	0.01
EUR	PLN	2026-02-01	7,821	0.02
EUR	PLN	2026-02-01	11,814	0.03
EUR	PLN	2026-02-01	17,002	0.05
EUR	PLN	2026-02-01	23,348	0.07
EUR	PLN	2026-02-01	30,654	0.09
PLN	EUR	2026-02-01	(41,827)	(0.12)
PLN	EUR	2026-02-01	(33,996)	(0.1)
PLN	EUR	2026-02-01	(26,487)	(0.07)
PLN	EUR	2026-02-01	(19,723)	(0.06)
PLN	EUR	2026-02-01	(13,999)	(0.04)
PLN	EUR	2026-02-01	(9,449)	(0.03)
PLN	EUR	2026-02-01	(6,054)	(0.02)
EUR	PLN	2026-02-01	1,030	-
EUR	PLN	2026-02-01	1,989	0.01
EUR	PLN	2026-02-01	2,378	0.01
PLN	EUR	2026-02-01	(20,807)	(0.06)
PLN	EUR	2026-02-01	(28,829)	(0.08)
EUR	PLN	2026-02-01	27,393	0.08
PLN	EUR	2026-02-01	(18,560)	(0.05)
PLN	EUR	2026-02-01	(14,729)	(0.04)
PLN	EUR	2026-02-01	(11,409)	(0.03)
PLN	EUR	2026-02-01	(8,619)	(0.02)
EUR	PLN	2026-02-01	10,973	0.03
EUR	PLN	2026-02-01	14,296	0.04
EUR	PLN	2026-02-01	18,178	0.05
EUR	PLN	2026-02-01	22,572	0.06
EUR	PLN	2026-02-01	32,521	0.09
PLN	EUR	2026-02-01	(27,497)	(0.08)
EUR	PLN	2026-02-01	37,805	0.11
EUR	PLN	2026-02-01	43,082	0.12
PLN	EUR	2026-02-01	(25,122)	(0.07)
PLN	EUR	2026-02-01	(20,534)	(0.06)
PLN	EUR	2026-02-01	(16,380)	(0.05)
PLN	EUR	2026-02-01	(12,740)	(0.04)
PLN	EUR	2026-02-01	(9,652)	(0.03)
PLN	EUR	2026-02-01	(7,118)	(0.02)
PLN	EUR	2026-02-01	(22,846)	(0.06)
PLN	EUR	2026-02-01	(32,391)	(0.09)
PLN	EUR	2026-02-01	(26,234)	(0.07)
PLN	EUR	2026-02-01	(14,020)	(0.04)
EUR	PLN	2026-02-01	24,660	0.07
EUR	PLN	2026-02-01	29,276	0.08
EUR	PLN	2026-02-01	34,126	0.1
EUR	PLN	2026-02-01	39,088	0.11
PLN	EUR	2026-02-01	(30,420)	(0.09)
PLN	EUR	2026-02-01	(25,836)	(0.07)
PLN	EUR	2026-02-01	(21,516)	(0.06)
PLN	EUR	2026-02-01	(17,554)	(0.05)
PLN	EUR	2026-02-01	(10,954)	(0.03)
EUR	PLN	2026-02-01	36,337	0.1
PLN	EUR	2026-02-01	(8,367)	(0.02)
EUR	PLN	2026-02-01	7,957	0.02
EUR	PLN	2026-02-01	10,575	0.03
EUR	PLN	2026-02-01	13,728	0.04
EUR	PLN	2026-02-01	17,417	0.05
EUR	PLN	2026-02-01	21,608	0.06
EUR	PLN	2026-02-01	26,231	0.07
EUR	PLN	2026-02-01	31,184	0.09
PLN	EUR	2026-02-01	(5,106)	(0.01)
EUR	PLN	2026-02-01	3,512	0.01
EUR	PLN	2026-02-01	5,063	0.01
EUR	PLN	2026-02-01	3,837	0.01
PLN	EUR	2026-02-01	(46,762)	(0.13)
PLN	EUR	2026-02-01	(41,409)	(0.12)
PLN	EUR	2026-02-01	(35,875)	(0.1)
PLN	EUR	2026-02-01	(30,358)	(0.09)
PLN	EUR	2026-02-01	(25,056)	(0.07)
PLN	EUR	2026-02-01	(20,143)	(0.06)
EUR	PLN	2026-02-01	1,557	-
EUR	PLN	2026-02-01	2,487	0.01
EUR	PLN	2026-02-01	5,719	0.02
EUR	PLN	2026-02-01	7,099	0.02
EUR	PLN	2026-02-01	8,240	0.02
EUR	PLN	2026-02-01	11,484	0.03
EUR	PLN	2026-02-01	15,492	0.04
EUR	PLN	2026-02-01	20,249	0.06
PLN	EUR	2026-02-01	(49,867)	(0.14)
PLN	EUR	2026-02-01	(44,156)	(0.12)
PLN	EUR	2026-02-01	(38,148)	(0.11)
PLN	EUR	2026-02-01	(32,090)	(0.09)
PLN	EUR	2026-02-01	(51,753)	(0.15)
EUR	PLN	2026-02-01	17,869	0.05
EUR	PLN	2026-02-01	13,777	0.04
EUR	PLN	2026-02-01	10,334	0.03
EUR	PLN	2026-02-01	9,687	0.03
EUR	PLN	2026-02-01	12,869	0.04
EUR	PLN	2026-02-01	16,655	0.05
EUR	PLN	2026-02-01	21,013	0.06
EUR	PLN	2026-02-01	25,866	0.07
PLN	EUR	2026-02-01	(42,062)	(0.12)
PLN	EUR	2026-02-01	(36,821)	(0.1)
PLN	EUR	2026-02-01	(31,538)	(0.09)
PLN	EUR	2026-02-01	(26,393)	(0.07)
PLN	EUR	2026-02-01	(21,554)	(0.06)
PLN	EUR	2026-02-01	(17,156)	(0.05)
PLN	EUR	2026-02-01	(13,296)	(0.04)
EUR	PLN	2026-02-01	1,592	-
EUR	PLN	2026-02-01	2,455	0.01
EUR	PLN	2026-02-01	3,675	0.01
EUR	PLN	2026-02-01	5,340	0.02
EUR	PLN	2026-02-01	7,536	0.02
PLN	EUR	2026-02-01	(38,885)	(0.11)
PLN	EUR	2026-02-01	(19,918)	(0.06)
PLN	EUR	2026-02-01	(12,759)	(0.04)
PLN	EUR	2026-02-01	(3,103)	(0.01)
EUR	PLN	2026-02-01	9,951	0.03
EUR	PLN	2026-02-01	17,713	0.05
EUR	PLN	2026-02-01	28,302	0.08
PLN	EUR	2026-02-01	(46,011)	(0.13)
PLN	EUR	2026-02-01	(33,260)	(0.09)
PLN	EUR	2026-02-01	(21,777)	(0.06)
PLN	EUR	2026-02-01	(12,796)	(0.04)
PLN	EUR	2026-02-01	(6,697)	(0.02)
PLN	EUR	2026-02-01	(1,267)	-
EUR	PLN	2026-02-01	2,226	0.01
EUR	PLN	2026-02-01	18	-
EUR	PLN	2026-02-01	82	-
EUR	PLN	2026-02-01	320	-
EUR	PLN	2026-02-01	1,062	-
EUR	PLN	2026-02-01	2,991	0.01
EUR	PLN	2026-02-01	7,173	0.02
EUR	PLN	2026-02-01	14,739	0.04
EUR	PLN	2026-02-01	26,145	0.07
EUR	PLN	2026-02-01	4,991	0.01
EUR	PLN	2026-02-01	880	-
EUR	PLN	2026-02-01	17,744	0.05
PLN	EUR	2026-02-01	(7,545)	(0.02)
PLN	EUR	2026-02-01	(4,104)	(0.01)
EUR	PLN	2026-02-01	210	-
EUR	PLN	2026-02-01	562	-
EUR	PLN	2026-02-01	1,357	-
EUR	PLN	2026-02-01	2,972	0.01
EUR	PLN	2026-02-01	5,915	0.02
EUR	PLN	2026-02-01	10,719	0.03
EUR	PLN	2026-02-01	26,942	0.08
EUR	PLN	2026-02-01	307	-
PLN	EUR	2026-02-01	(45,736)	(0.13)
PLN	EUR	2026-02-01	(34,698)	(0.1)
PLN	EUR	2026-02-01	(24,354)	(0.07)
PLN	EUR	2026-02-01	(15,702)	(0.04)
PLN	EUR	2026-02-01	(9,245)	(0.03)
PLN	EUR	2026-02-01	(4,946)	(0.01)
PLN	EUR	2026-02-01	(2,396)	(0.01)
EUR	PLN	2026-02-01	95	-
PLN	EUR	2026-02-01	(46,406)	(0.13)
PLN	EUR	2026-02-01	(31,724)	(0.09)
PLN	EUR	2026-02-01	(18,979)	(0.05)
PLN	EUR	2026-02-01	(9,803)	(0.03)
PLN	EUR	2026-02-01	(563)	-
PLN	EUR	2026-02-01	(4,325)	(0.01)
PLN	EUR	2026-02-01	(1,617)	-
PLN	EUR	2026-02-01	(509)	-
EUR	PLN	2026-02-01	1	-
EUR	PLN	2026-02-01	10	-
EUR	PLN	2026-02-01	67	-
EUR	PLN	2026-02-01	346	-
EUR	PLN	2026-02-01	1,414	-
EUR	PLN	2026-02-01	4,574	0.01
EUR	PLN	2026-02-01	11,810	0.03
PLN	EUR	2026-02-01	(65,732)	(0.19)
PLN	EUR	2026-02-01	(48,552)	(0.14)
PLN	EUR	2026-02-01	(30,416)	(0.09)
PLN	EUR	2026-02-01	(15,707)	(0.04)
PLN	EUR	2026-02-01	(6,545)	(0.02)
PLN	EUR	2026-02-01	(2,167)	(0.01)
EUR	PLN	2026-02-01	20,379	0.06
EUR	PLN	2026-02-01	16,514	0.05
EUR	PLN	2026-02-01	13,114	0.04
EUR	PLN	2026-02-01	10,201	0.03
EUR	PLN	2026-03-01	38,108	0.11
EUR	PLN	2026-03-01	10,717	0.03
EUR	PLN	2026-03-01	13,522	0.04
EUR	PLN	2026-03-01	16,759	0.05
EUR	PLN	2026-03-01	20,414	0.06
EUR	PLN	2026-03-01	24,446	0.07
EUR	PLN	2026-03-01	28,795	0.08
EUR	PLN	2026-03-01	33,381	0.09
PLN	EUR	2026-03-01	(33,617)	(0.09)
PLN	EUR	2026-03-01	(29,156)	(0.08)
PLN	EUR	2026-03-01	(24,870)	(0.07)
PLN	EUR	2026-03-01	(20,850)	(0.06)
PLN	EUR	2026-03-01	(17,169)	(0.05)
PLN	EUR	2026-03-01	(13,877)	(0.04)
PLN	EUR	2026-03-01	(11,004)	(0.03)
EUR	PLN	2026-02-01	8,304	0.02
EUR	PLN	2026-02-01	10,725	0.03
EUR	PLN	2026-02-01	13,593	0.04
EUR	PLN	2026-02-01	16,912	0.05
EUR	PLN	2026-02-01	20,664	0.06
EUR	PLN	2026-02-01	33,873	0.1
PLN	EUR	2026-02-01	(15,048)	(0.04)
PLN	EUR	2026-02-01	(11,925)	(0.03)
PLN	EUR	2026-02-01	(9,255)	(0.03)
EUR	PLN	2026-02-01	13,418	0.04
EUR	PLN	2026-02-01	16,764	0.05
EUR	PLN	2026-02-01	20,545	0.06
EUR	PLN	2026-02-01	24,710	0.07
EUR	PLN	2026-02-01	29,185	0.08
EUR	PLN	2026-02-01	38,662	0.11
EUR	PLN	2026-02-01	24,807	0.07
EUR	PLN	2026-02-01	43,430	0.12
PLN	EUR	2026-02-01	(25,523)	(0.07)
PLN	EUR	2026-02-01	(21,349)	(0.06)
PLN	EUR	2026-02-01	(17,511)	(0.05)
PLN	EUR	2026-02-01	(14,074)	(0.04)
PLN	EUR	2026-02-01	(11,076)	(0.03)
PLN	EUR	2026-02-01	(8,530)	(0.02)
PLN	EUR	2026-02-01	(6,426)	(0.02)
PLN	EUR	2026-02-01	(18,607)	(0.05)
PLN	EUR	2026-02-01	(22,560)	(0.06)
PLN	EUR	2026-02-01	(26,840)	(0.08)
PLN	EUR	2026-02-01	(31,357)	(0.09)
EUR	PLN	2026-02-01	29,275	0.08
EUR	PLN	2026-02-01	33,982	0.1
PLN	EUR	2026-02-01	(37,714)	(0.11)
PLN	EUR	2026-02-01	(33,080)	(0.09)
PLN	EUR	2026-02-01	(28,538)	(0.08)
PLN	EUR	2026-02-01	(24,196)	(0.07)
PLN	EUR	2026-02-01	(20,146)	(0.06)
PLN	EUR	2026-02-01	(16,462)	(0.05)
PLN	EUR	2026-02-01	(13,192)	(0.04)
EUR	PLN	2026-02-01	11,056	0.03
EUR	PLN	2026-02-01	14,021	0.04
EUR	PLN	2026-02-01	17,444	0.05
EUR	PLN	2026-02-01	21,303	0.06
EUR	PLN	2026-02-01	25,549	0.07
EUR	PLN	2026-02-01	30,107	0.08
EUR	PLN	2026-02-01	34,883	0.1
EUR	PLN	2026-02-01	39,766	0.11
SGD	USD	2026-02-01	(76,319)	(0.22)
SGD	USD	2026-02-01	(76,859)	(0.22)
USD	SGD	2026-02-01	353	-
USD	INR	2026-02-01	24,222	0.07
INR	USD	2026-02-01	(32,440)	(0.09)
USD	INR	2026-02-01	14,808	0.04
USD	INR	2026-02-01	18,561	0.05
USD	INR	2026-02-01	22,833	0.06
USD	INR	2026-02-01	27,582	0.08
USD	INR	2026-02-01	32,733	0.09
USD	INR	2026-02-01	38,186	0.11
USD	INR	2026-02-01	43,819	0.12
USD	INR	2026-02-01	49,497	0.14
INR	USD	2026-02-01	(27,429)	(0.08)
INR	USD	2026-03-01	(17,587)	(0.05)
INR	USD	2026-02-01	(22,756)	(0.06)
INR	USD	2026-02-01	(18,509)	(0.05)
INR	USD	2026-02-01	(14,750)	(0.04)
INR	USD	2026-02-01	(11,510)	(0.03)
INR	USD	2026-02-01	(8,788)	(0.02)
USD	INR	2026-02-01	12,402	0.03
USD	INR	2026-02-01	15,817	0.04
USD	INR	2026-02-01	19,780	0.06
INR	USD	2026-03-01	(13,972)	(0.04)
INR	USD	2026-03-01	(21,698)	(0.06)
USD	INR	2026-03-01	41,204	0.12
USD	INR	2026-03-01	13,389	0.04
INR	USD	2026-03-01	(41,639)	(0.12)
INR	USD	2026-03-01	(36,110)	(0.1)
INR	USD	2026-03-01	(30,787)	(0.09)
INR	USD	2026-03-01	(25,785)	(0.07)
INR	USD	2026-03-01	(21,200)	(0.06)
INR	USD	2026-03-01	(17,099)	(0.05)
INR	USD	2026-03-01	(13,521)	(0.04)
USD	INR	2026-03-01	10,421	0.03
USD	INR	2026-03-01	16,886	0.05
INR	USD	2026-03-01	(26,253)	(0.07)
USD	INR	2026-03-01	20,909	0.06
USD	INR	2026-03-01	25,431	0.07
USD	INR	2026-03-01	30,395	0.09
USD	INR	2026-03-01	35,718	0.1
USD	INR	2026-03-01	41,293	0.12
INR	USD	2026-03-01	(41,691)	(0.12)
INR	USD	2026-03-01	(36,363)	(0.1)
INR	USD	2026-03-01	(31,176)	(0.09)
USD	INR	2026-02-01	24,262	0.07
USD	INR	2026-02-01	29,207	0.08
USD	INR	2026-02-01	34,525	0.1
USD	INR	2026-02-01	45,095	0.13
INR	USD	2026-02-01	(9,076)	(0.03)
INR	USD	2026-02-01	(6,617)	(0.02)
USD	INR	2026-02-01	13,182	0.04
USD	INR	2026-02-01	17,115	0.05
USD	INR	2026-02-01	21,709	0.06
USD	INR	2026-02-01	26,917	0.08
USD	INR	2026-02-01	32,646	0.09
USD	INR	2026-02-01	38,762	0.11
USD	INR	2026-02-01	51,461	0.15
USD	INR	2026-02-01	40,101	0.11
INR	USD	2026-02-01	(31,132)	(0.09)
INR	USD	2026-02-01	(25,624)	(0.07)
INR	USD	2026-02-01	(20,595)	(0.06)
INR	USD	2026-02-01	(16,148)	(0.05)
INR	USD	2026-02-01	(12,340)	(0.03)
INR	USD	2026-02-01	(9,184)	(0.03)
INR	USD	2026-02-01	(6,651)	(0.02)
USD	INR	2026-02-01	14,967	0.04
INR	USD	2026-02-01	(12,126)	(0.03)
INR	USD	2026-02-01	(15,796)	(0.04)
INR	USD	2026-02-01	(20,075)	(0.06)
INR	USD	2026-02-01	(24,911)	(0.07)
USD	INR	2026-02-01	45,803	0.13
INR	USD	2026-02-01	(34,731)	(0.1)
INR	USD	2026-02-01	(29,554)	(0.08)
INR	USD	2026-02-01	(24,668)	(0.07)
INR	USD	2026-02-01	(20,180)	(0.06)
INR	USD	2026-02-01	(16,166)	(0.05)
INR	USD	2026-02-01	(12,675)	(0.04)
INR	USD	2026-02-01	(9,718)	(0.03)
USD	INR	2026-02-01	14,053	0.04
USD	INR	2026-02-01	18,038	0.05
USD	INR	2026-02-01	22,644	0.06
USD	INR	2026-02-01	27,817	0.08
USD	INR	2026-02-01	33,462	0.09
USD	INR	2026-02-01	39,446	0.11
USD	INR	2026-02-01	45,608	0.13
USD	INR	2026-02-01	51,774	0.15
INR	USD	2026-02-01	(30,214)	(0.09)
USD	INR	2026-03-01	47,155	0.13
USD	INR	2026-03-01	35,450	0.1
USD	INR	2026-03-01	30,014	0.08
USD	INR	2026-03-01	13,008	0.04
USD	INR	2026-03-01	16,460	0.05
USD	INR	2026-03-01	20,460	0.06
USD	INR	2026-03-01	24,993	0.07
KRW	USD	2026-02-01	(91,096)	(0.26)
USD	KRW	2026-02-01	6,570	0.02
USD	KRW	2026-02-01	9,538	0.03
USD	KRW	2026-02-01	13,486	0.04
USD	KRW	2026-02-01	18,575	0.05
KRW	USD	2026-02-01	(124,569)	(0.35)
KRW	USD	2026-02-01	(118,012)	(0.33)
KRW	USD	2026-02-01	(110,155)	(0.31)
KRW	USD	2026-02-01	(101,113)	(0.29)
KRW	USD	2026-02-01	(80,406)	(0.23)
USD	KRW	2026-02-01	2,877	0.01
KRW	USD	2026-02-01	(69,410)	(0.2)
USD	KRW	2026-02-01	277	-
USD	KRW	2026-02-01	491	-
USD	KRW	2026-02-01	844	-
USD	KRW	2026-02-01	1,409	-
USD	KRW	2026-02-01	2,284	0.01
USD	KRW	2026-02-01	3,594	0.01
USD	KRW	2026-02-01	5,493	0.02
USD	KRW	2026-02-01	4,406	0.01
USD	KRW	2026-02-01	1,829	0.01
KRW	USD	2026-02-01	(101,309)	(0.29)
USD	KRW	2026-02-01	9,464	0.03
KRW	USD	2026-02-01	(81,577)	(0.23)
KRW	USD	2026-02-01	(71,057)	(0.2)
KRW	USD	2026-02-01	(60,556)	(0.17)
USD	KRW	2026-02-01	1,180	-
USD	KRW	2026-02-01	1,884	0.01
USD	KRW	2026-02-01	2,932	0.01
USD	KRW	2026-02-01	4,446	0.01
USD	KRW	2026-02-01	6,570	0.02
USD	KRW	2026-02-01	13,290	0.04
USD	KRW	2026-02-01	1,132	-
USD	KRW	2026-02-01	18,197	0.05
KRW	USD	2026-02-01	(122,426)	(0.35)
KRW	USD	2026-02-01	(116,157)	(0.33)
KRW	USD	2026-02-01	(108,656)	(0.31)
KRW	USD	2026-02-01	(100,021)	(0.28)
KRW	USD	2026-02-01	(90,443)	(0.26)
KRW	USD	2026-02-01	(80,196)	(0.23)
KRW	USD	2026-02-01	(69,615)	(0.2)
USD	KRW	2026-02-01	8,153	0.02
KRW	USD	2026-02-01	(124,069)	(0.35)
KRW	USD	2026-02-01	(120,298)	(0.34)
KRW	USD	2026-02-01	(114,296)	(0.32)
USD	KRW	2026-02-01	727	-
USD	KRW	2026-02-01	1,350	-
USD	KRW	2026-02-01	2,402	0.01
USD	KRW	2026-02-01	4,099	0.01
USD	KRW	2026-02-01	6,713	0.02
USD	KRW	2026-02-01	10,548	0.03
KRW	USD	2026-02-01	(128,386)	(0.36)
KRW	USD	2026-02-01	(122,294)	(0.34)
KRW	USD	2026-02-01	(104,430)	(0.29)
KRW	USD	2026-02-01	(115,292)	(0.33)
KRW	USD	2026-02-01	(92,950)	(0.26)
KRW	USD	2026-02-01	(80,319)	(0.23)
KRW	USD	2026-02-01	(67,164)	(0.19)
USD	KRW	2026-02-01	20	-
USD	KRW	2026-02-01	46	-
USD	KRW	2026-02-01	104	-
USD	KRW	2026-02-01	224	-
USD	KRW	2026-02-01	459	-
USD	KRW	2026-02-01	376	-
USD	KRW	2026-02-01	186	-
KRW	USD	2026-02-01	(74,127)	(0.21)
KRW	USD	2026-02-01	(86,093)	(0.24)
KRW	USD	2026-02-01	(108,982)	(0.31)
KRW	USD	2026-02-01	(101,386)	(0.29)
KRW	USD	2026-02-01	(92,623)	(0.26)
KRW	USD	2026-02-01	(82,920)	(0.23)
USD	KRW	2026-02-01	357	-
USD	KRW	2026-02-01	652	-
USD	KRW	2026-02-01	1,149	-
USD	KRW	2026-02-01	1,959	0.01
USD	KRW	2026-02-01	3,228	0.01
USD	KRW	2026-02-01	5,143	0.01
USD	KRW	2026-02-01	7,924	0.02
USD	KRW	2026-02-01	11,807	0.03
KRW	USD	2026-02-01	(129,303)	(0.36)
KRW	USD	2026-02-01	(123,672)	(0.35)
KRW	USD	2026-02-01	(116,440)	(0.33)
KRW	USD	2026-02-01	(107,629)	(0.3)
KRW	USD	2026-02-01	(97,408)	(0.27)
KRW	USD	2026-02-01	(91,768)	(0.26)
KRW	USD	2026-02-01	(109,938)	(0.31)
USD	KRW	2026-03-01	35,400	0.1
USD	KRW	2026-03-01	91,963	0.26
KRW	USD	2026-03-01	(50,540)	(0.14)
KRW	USD	2026-03-01	(42,440)	(0.12)
KRW	USD	2026-03-01	(34,946)	(0.1)
KRW	USD	2026-03-01	(28,192)	(0.08)
KRW	USD	2026-03-01	(22,265)	(0.06)
KRW	USD	2026-03-01	(17,201)	(0.05)
KRW	USD	2026-03-01	(12,990)	(0.04)
USD	KRW	2026-03-01	43,666	0.12
USD	KRW	2026-03-01	72,061	0.2
USD	KRW	2026-03-01	52,930	0.15
USD	KRW	2026-03-01	63,075	0.18
USD	KRW	2026-03-01	73,927	0.21
USD	KRW	2026-03-01	85,265	0.24
USD	KRW	2026-03-01	96,835	0.27
USD	KRW	2026-03-01	108,369	0.31
KRW	USD	2026-03-01	(54,533)	(0.15)
KRW	USD	2026-03-01	(45,399)	(0.13)
USD	KRW	2026-03-01	82,001	0.23
USD	KRW	2026-03-01	62,368	0.18
KRW	USD	2026-02-01	(117,470)	(0.33)
KRW	USD	2026-03-01	(68,292)	(0.19)
USD	KRW	2026-03-01	20,531	0.06
USD	KRW	2026-03-01	26,081	0.07
USD	KRW	2026-03-01	32,561	0.09
USD	KRW	2026-03-01	39,962	0.11
USD	KRW	2026-03-01	48,231	0.14
USD	KRW	2026-03-01	57,263	0.16
USD	KRW	2026-03-01	66,909	0.19
USD	KRW	2026-03-01	76,981	0.22
KRW	USD	2026-03-01	(59,334)	(0.17)
USD	KRW	2026-03-01	53,130	0.15
KRW	USD	2026-03-01	(50,640)	(0.14)
KRW	USD	2026-03-01	(42,419)	(0.12)
KRW	USD	2026-03-01	(34,843)	(0.1)
KRW	USD	2026-03-01	(28,042)	(0.08)
KRW	USD	2026-03-01	(22,096)	(0.06)
USD	KRW	2026-03-01	29,730	0.08
USD	KRW	2026-03-01	36,697	0.1
USD	KRW	2026-03-01	44,528	0.13
KRW	USD	2026-03-01	(37,025)	(0.1)
KRW	USD	2026-03-01	(29,553)	(0.08)
KRW	USD	2026-03-01	(23,069)	(0.07)
KRW	USD	2026-02-01	(33,691)	(0.1)
USD	KRW	2026-02-01	57,886	0.16
USD	KRW	2026-02-01	69,300	0.2
USD	KRW	2026-02-01	81,461	0.23
KRW	USD	2026-02-01	(84,562)	(0.24)
KRW	USD	2026-02-01	(73,390)	(0.21)
KRW	USD	2026-02-01	(62,429)	(0.18)
KRW	USD	2026-02-01	(51,990)	(0.15)
KRW	USD	2026-02-01	(42,343)	(0.12)
KRW	USD	2026-02-01	(26,163)	(0.07)
KRW	USD	2026-03-01	(17,597)	(0.05)
USD	KRW	2026-02-01	2,172	0.01
USD	KRW	2026-02-01	3,323	0.01
USD	KRW	2026-02-01	4,961	0.01
USD	KRW	2026-02-01	7,227	0.02
USD	KRW	2026-02-01	10,274	0.03
USD	KRW	2026-02-01	14,256	0.04
USD	KRW	2026-02-01	19,312	0.05
USD	KRW	2026-02-01	25,547	0.07
USD	KRW	2026-02-01	47,448	0.13
USD	KRW	2026-02-01	38,148	0.11
USD	KRW	2026-02-01	30,071	0.08
USD	KRW	2026-02-01	23,235	0.07
KRW	USD	2026-03-01	(13,106)	(0.04)
USD	KRW	2026-02-01	10,044	0.03
USD	KRW	2026-02-01	13,588	0.04
USD	KRW	2026-02-01	18,016	0.05
USD	KRW	2026-02-01	23,414	0.07
USD	KRW	2026-02-01	29,834	0.08
USD	KRW	2026-02-01	37,281	0.11
USD	KRW	2026-02-01	45,704	0.13
USD	KRW	2026-02-01	54,994	0.16
KRW	USD	2026-02-01	(86,118)	(0.24)
KRW	USD	2026-02-01	(76,859)	(0.22)
KRW	USD	2026-02-01	(67,389)	(0.19)
KRW	USD	2026-02-01	(57,980)	(0.16)
KRW	USD	2026-02-01	(48,897)	(0.14)
KRW	USD	2026-02-01	(40,378)	(0.11)
KRW	USD	2026-02-01	(32,616)	(0.09)
USD	KRW	2026-02-01	17,592	0.05
USD	KRW	2026-02-01	901	-
USD	KRW	2026-02-01	1,688	-
USD	KRW	2026-02-01	3,019	0.01
USD	KRW	2026-02-01	6,663	0.02
KRW	USD	2026-02-01	(15,521)	(0.04)
KRW	USD	2026-02-01	(6,992)	(0.02)
KRW	USD	2026-02-01	(2,683)	(0.01)
USD	KRW	2026-02-01	3	-
USD	KRW	2026-02-01	19	-
USD	KRW	2026-02-01	113	-
USD	KRW	2026-02-01	545	-
USD	KRW	2026-02-01	2,121	0.01
USD	KRW	2026-02-01	16,988	0.05
KRW	USD	2026-02-01	(48,994)	(0.14)
USD	KRW	2026-02-01	35,477	0.1
KRW	USD	2026-02-01	(80,598)	(0.23)
KRW	USD	2026-02-01	(52,895)	(0.15)
KRW	USD	2026-02-01	(29,016)	(0.08)
KRW	USD	2026-02-01	(13,014)	(0.04)
KRW	USD	2026-02-01	(4,694)	(0.01)
KRW	USD	2026-02-01	(1,344)	-
KRW	USD	2026-02-01	(302)	-
KRW	USD	2026-02-01	(29,597)	(0.08)
KRW	USD	2026-02-01	(71,339)	(0.2)
KRW	USD	2026-02-01	(127,637)	(0.36)
KRW	USD	2026-02-01	(8,019)	(0.02)
USD	KRW	2026-02-01	9,125	0.03
USD	KRW	2026-02-01	17,600	0.05
USD	KRW	2026-02-01	30,396	0.09
KRW	USD	2026-02-01	(81,392)	(0.23)
KRW	USD	2026-02-01	(62,845)	(0.18)
KRW	USD	2026-02-01	(44,254)	(0.12)
KRW	USD	2026-02-01	(28,103)	(0.08)
KRW	USD	2026-02-01	(15,944)	(0.04)
KRW	USD	2026-02-01	(3,554)	(0.01)
KRW	USD	2026-02-01	(92,869)	(0.26)
USD	KRW	2026-02-01	10	-
USD	KRW	2026-02-01	49	-
USD	KRW	2026-02-01	202	-
USD	KRW	2026-02-01	715	-
USD	KRW	2026-02-01	2,178	0.01
USD	KRW	2026-02-01	5,715	0.02
USD	KRW	2026-02-01	12,953	0.04
USD	KRW	2026-02-01	25,472	0.07
USD	KRW	2026-02-01	4,219	0.01
USD	KRW	2026-02-01	1,735	-
USD	KRW	2026-02-01	633	-
KRW	USD	2026-02-01	(121,841)	(0.34)
USD	KRW	2026-02-01	27	-
USD	KRW	2026-02-01	67	-
USD	KRW	2026-02-01	159	-
USD	KRW	2026-02-01	353	-
USD	KRW	2026-02-01	744	-
USD	KRW	2026-02-01	1,484	-
USD	KRW	2026-02-01	2,802	0.01
USD	KRW	2026-02-01	5,012	0.01
KRW	USD	2026-02-01	(117,549)	(0.33)
USD	KRW	2026-02-01	2,517	0.01
KRW	USD	2026-02-01	(111,246)	(0.31)
KRW	USD	2026-02-01	(102,754)	(0.29)
KRW	USD	2026-02-01	(92,155)	(0.26)
KRW	USD	2026-02-01	(79,847)	(0.23)
KRW	USD	2026-02-01	(66,520)	(0.19)
USD	KRW	2026-02-01	106	-
USD	KRW	2026-02-01	258	-
USD	KRW	2026-02-01	587	-
KRW	USD	2026-02-01	(76,899)	(0.22)
KRW	USD	2026-02-01	(89,079)	(0.25)
KRW	USD	2026-02-01	(99,829)	(0.28)
KRW	USD	2026-02-01	(108,712)	(0.31)
KRW	USD	2026-02-01	(125,282)	(0.35)
KRW	USD	2026-02-01	(121,485)	(0.34)
KRW	USD	2026-02-01	(115,955)	(0.33)
KRW	USD	2026-02-01	(108,509)	(0.31)
KRW	USD	2026-02-01	(99,145)	(0.28)
KRW	USD	2026-02-01	(88,094)	(0.25)
USD	KRW	2026-02-01	23	-
USD	KRW	2026-02-01	56	-
USD	KRW	2026-02-01	128	-
USD	KRW	2026-02-01	280	-
USD	KRW	2026-02-01	581	-
USD	KRW	2026-02-01	1,148	-
USD	KRW	2026-02-01	2,158	0.01
USD	KRW	2026-02-01	3,858	0.01
KRW	USD	2026-02-01	(123,661)	(0.35)
KRW	USD	2026-02-01	(120,461)	(0.34)
KRW	USD	2026-02-01	(115,563)	(0.33)
USD	KRW	2026-02-01	1,255	-
USD	KRW	2026-02-01	4,740	0.01
USD	KRW	2026-02-01	205	-
USD	KRW	2026-02-01	13,613	0.04
KRW	USD	2026-02-01	(20,129)	(0.06)
KRW	USD	2026-02-01	(11,775)	(0.03)
USD	KRW	2026-02-01	69	-
USD	KRW	2026-02-01	214	-
USD	KRW	2026-02-01	599	-
USD	KRW	2026-02-01	1,515	-
USD	KRW	2026-02-01	3,473	0.01
USD	KRW	2026-02-01	7,214	0.02
USD	KRW	2026-02-01	23,392	0.07
USD	KRW	2026-02-01	8,384	0.02
KRW	USD	2026-02-01	(88,534)	(0.25)
KRW	USD	2026-02-01	(73,078)	(0.21)
KRW	USD	2026-02-01	(56,229)	(0.16)
KRW	USD	2026-02-01	(39,940)	(0.11)
KRW	USD	2026-02-01	(25,974)	(0.07)
KRW	USD	2026-02-01	(15,357)	(0.04)
KRW	USD	2026-02-01	(8,207)	(0.02)
USD	KRW	2026-02-01	59	-
KRW	USD	2026-02-01	(31,604)	(0.09)
KRW	USD	2026-02-01	(45,803)	(0.13)
KRW	USD	2026-02-01	(61,644)	(0.17)
KRW	USD	2026-02-01	(77,580)	(0.22)
USD	KRW	2026-02-01	13,944	0.04
KRW	USD	2026-02-01	(109,485)	(0.31)
KRW	USD	2026-02-01	(99,958)	(0.28)
KRW	USD	2026-02-01	(88,099)	(0.25)
KRW	USD	2026-02-01	(74,497)	(0.21)
KRW	USD	2026-02-01	(60,095)	(0.17)
KRW	USD	2026-02-01	(46,006)	(0.13)
KRW	USD	2026-02-01	(33,272)	(0.09)
USD	KRW	2026-02-01	131	-
USD	KRW	2026-02-01	354	-
USD	KRW	2026-02-01	883	-
USD	KRW	2026-02-01	2,019	0.01
USD	KRW	2026-02-01	4,247	0.01
USD	KRW	2026-02-01	8,217	0.02
USD	KRW	2026-02-01	14,648	0.04
USD	KRW	2026-02-01	24,108	0.07
KRW	USD	2026-02-01	(92,032)	(0.26)
USD	INR	2026-02-01	19,270	0.05
USD	INR	2026-02-01	29,747	0.08
USD	SGD	2026-02-01	154	-
USD	SGD	2026-03-01	15,071	0.04
USD	SGD	2026-03-01	19,084	0.05
USD	SGD	2026-03-01	41,151	0.12
SGD	USD	2026-03-01	(29,933)	(0.08)
SGD	USD	2026-03-01	(24,591)	(0.07)
SGD	USD	2026-03-01	(19,810)	(0.06)
SGD	USD	2026-03-01	(15,640)	(0.04)
SGD	USD	2026-03-01	(12,093)	(0.03)
SGD	USD	2026-03-01	(9,153)	(0.03)
USD	SGD	2026-03-01	28,149	0.08
USD	SGD	2026-03-01	34,341	0.1
USD	SGD	2026-03-01	48,464	0.14
USD	SGD	2026-03-01	23,736	0.07
USD	SGD	2026-03-01	56,127	0.16
USD	SGD	2026-03-01	63,966	0.18
USD	SGD	2026-03-01	71,792	0.2
USD	SGD	2026-03-01	79,420	0.22
SGD	USD	2026-03-01	(34,926)	(0.1)
SGD	USD	2026-03-01	(28,738)	(0.08)
SGD	USD	2026-03-01	(23,176)	(0.07)
SGD	USD	2026-03-01	(18,306)	(0.05)
SGD	USD	2026-03-01	(35,755)	(0.1)
USD	SGD	2026-03-01	66,295	0.19
USD	SGD	2026-03-01	59,441	0.17
USD	SGD	2026-03-01	52,523	0.15
USD	SGD	2026-03-01	29,009	0.08
USD	SGD	2026-03-01	34,849	0.1
USD	SGD	2026-03-01	41,172	0.12
USD	SGD	2026-03-01	47,863	0.14
USD	SGD	2026-03-01	54,781	0.15
SGD	USD	2026-03-01	(48,348)	(0.14)
SGD	USD	2026-03-01	(41,906)	(0.12)
SGD	USD	2026-03-01	(35,707)	(0.1)
SGD	USD	2026-03-01	(29,887)	(0.08)
SGD	USD	2026-03-01	(24,556)	(0.07)
SGD	USD	2026-03-01	(19,791)	(0.06)
SGD	USD	2026-03-01	(15,638)	(0.04)
USD	SGD	2026-03-01	22,185	0.06
USD	SGD	2026-03-01	27,279	0.08
USD	SGD	2026-03-01	32,956	0.09
USD	SGD	2026-03-01	39,134	0.11
USD	SGD	2026-03-01	45,702	0.13
SGD	USD	2026-03-01	(10,702)	(0.03)
SGD	USD	2026-03-01	(14,152)	(0.04)
SGD	USD	2026-03-01	(7,912)	(0.02)
USD	INR	2026-02-01	35,723	0.1
SGD	USD	2026-02-01	(68,519)	(0.19)
USD	SGD	2026-02-01	249	-
USD	SGD	2026-02-01	480	-
USD	SGD	2026-02-01	884	-
SGD	USD	2026-02-01	(79,747)	(0.22)
SGD	USD	2026-02-01	(78,922)	(0.22)
SGD	USD	2026-02-01	(77,546)	(0.22)
SGD	USD	2026-02-01	(75,451)	(0.21)
SGD	USD	2026-02-01	(72,480)	(0.2)
SGD	USD	2026-02-01	(63,528)	(0.18)
USD	SGD	2026-02-01	59	-
USD	SGD	2026-02-01	2	-
USD	SGD	2026-02-01	6	-
USD	SGD	2026-02-01	15	-
USD	SGD	2026-02-01	34	-
USD	SGD	2026-02-01	77	-
USD	SGD	2026-02-01	163	-
USD	SGD	2026-02-01	331	-
USD	SGD	2026-02-01	639	-
USD	SGD	2026-02-01	124	-
USD	SGD	2026-02-01	27	-
SGD	USD	2026-02-01	(68,212)	(0.19)
USD	SGD	2026-02-01	1,360	-
SGD	USD	2026-02-01	(58,518)	(0.17)
SGD	USD	2026-02-01	(52,759)	(0.15)
USD	SGD	2026-02-01	34	-
USD	SGD	2026-02-01	70	-
USD	SGD	2026-02-01	135	-
USD	SGD	2026-02-01	254	-
USD	SGD	2026-02-01	461	-
USD	SGD	2026-02-01	806	-
USD	SGD	2026-02-01	2,217	0.01
USD	SGD	2026-02-01	12	-
SGD	USD	2026-02-01	(82,261)	(0.23)
SGD	USD	2026-02-01	(80,724)	(0.23)
SGD	USD	2026-02-01	(78,516)	(0.22)
SGD	USD	2026-02-01	(75,520)	(0.21)
SGD	USD	2026-02-01	(71,657)	(0.2)
SGD	USD	2026-02-01	(66,905)	(0.19)
SGD	USD	2026-02-01	(61,313)	(0.17)
USD	SGD	2026-02-01	5	-
SGD	USD	2026-02-01	(79,467)	(0.22)
SGD	USD	2026-02-01	(78,816)	(0.22)
SGD	USD	2026-02-01	(77,653)	(0.22)
SGD	USD	2026-02-01	(70,420)	(0.2)
USD	SGD	2026-02-01	14	-
USD	SGD	2026-02-01	36	-
USD	SGD	2026-02-01	86	-
USD	SGD	2026-02-01	192	-
USD	SGD	2026-02-01	406	-
SGD	USD	2026-02-01	(73,620)	(0.21)
SGD	USD	2026-02-01	(73,107)	(0.21)
SGD	USD	2026-02-01	(72,109)	(0.2)
SGD	USD	2026-02-01	(67,824)	(0.19)
SGD	USD	2026-02-01	(75,795)	(0.21)
SGD	USD	2026-02-01	(64,138)	(0.18)
SGD	USD	2026-02-01	(59,271)	(0.17)
USD	SGD	2026-02-01	1	-
USD	SGD	2026-02-01	3	-
USD	SGD	2026-02-01	9	-
USD	SGD	2026-02-01	24	-
USD	SGD	2026-02-01	63	-
USD	SGD	2026-02-01	5	-
USD	SGD	2026-02-01	2	-
USD	SGD	2026-02-01	1	-
SGD	USD	2026-02-01	(58,595)	(0.17)
SGD	USD	2026-02-01	(73,061)	(0.21)
SGD	USD	2026-02-01	(69,302)	(0.2)
SGD	USD	2026-02-01	(64,447)	(0.18)
USD	SGD	2026-02-01	3	-
USD	SGD	2026-02-01	7	-
USD	SGD	2026-02-01	18	-
USD	SGD	2026-02-01	44	-
USD	SGD	2026-02-01	99	-
USD	SGD	2026-02-01	214	-
USD	SGD	2026-02-01	437	-
USD	SGD	2026-02-01	848	-
SGD	USD	2026-02-01	(77,442)	(0.22)
SGD	USD	2026-02-01	(76,500)	(0.22)
SGD	USD	2026-02-01	(74,908)	(0.21)
SGD	USD	2026-02-01	(72,462)	(0.2)
SGD	USD	2026-02-01	(68,983)	(0.19)
SGD	USD	2026-02-01	(64,359)	(0.18)
SGD	USD	2026-02-01	(63,708)	(0.18)
SGD	USD	2026-02-01	(71,973)	(0.2)
USD	SGD	2026-02-01	9,760	0.03
USD	SGD	2026-02-01	1,929	0.01
SGD	USD	2026-02-01	(48,206)	(0.14)
SGD	USD	2026-02-01	(41,516)	(0.12)
SGD	USD	2026-02-01	(35,066)	(0.1)
SGD	USD	2026-02-01	(29,020)	(0.08)
SGD	USD	2026-02-01	(23,511)	(0.07)
SGD	USD	2026-02-01	(18,633)	(0.05)
SGD	USD	2026-02-01	(14,434)	(0.04)
USD	SGD	2026-02-01	1,262	-
USD	SGD	2026-02-01	2,874	0.01
USD	SGD	2026-02-01	42,968	0.12
USD	SGD	2026-02-01	4,175	0.01
USD	SGD	2026-02-01	5,915	0.02
USD	SGD	2026-02-01	8,173	0.02
USD	SGD	2026-02-01	11,019	0.03
USD	SGD	2026-02-01	14,503	0.04
SGD	USD	2026-02-01	(67,590)	(0.19)
SGD	USD	2026-02-01	(63,095)	(0.18)
SGD	USD	2026-02-01	(58,033)	(0.16)
USD	SGD	2026-02-01	49,990	0.14
USD	SGD	2026-02-01	36,261	0.1
SGD	USD	2026-02-01	(74,990)	(0.21)
SGD	USD	2026-02-01	(42,673)	(0.12)
USD	SGD	2026-02-01	12,837	0.04
USD	SGD	2026-02-01	16,542	0.05
USD	SGD	2026-02-01	20,890	0.06
USD	SGD	2026-02-01	25,864	0.07
USD	SGD	2026-02-01	31,412	0.09
USD	SGD	2026-02-01	37,443	0.11
USD	SGD	2026-02-01	43,832	0.12
SGD	USD	2026-02-01	(48,938)	(0.14)
SGD	USD	2026-02-01	(36,538)	(0.1)
USD	SGD	2026-02-01	30,023	0.08
SGD	USD	2026-02-01	(30,692)	(0.09)
SGD	USD	2026-02-01	(25,270)	(0.07)
SGD	USD	2026-02-01	(20,377)	(0.06)
SGD	USD	2026-02-01	(16,081)	(0.05)
USD	SGD	2026-02-01	11,528	0.03
USD	SGD	2026-02-01	15,110	0.04
USD	SGD	2026-02-01	19,391	0.05
USD	SGD	2026-02-01	24,374	0.07
SGD	USD	2026-02-01	(52,510)	(0.15)
SGD	USD	2026-02-01	(46,674)	(0.13)
SGD	USD	2026-02-01	(40,699)	(0.11)
SGD	USD	2026-02-01	(49,962)	(0.14)
USD	SGD	2026-02-01	4,885	0.01
USD	SGD	2026-02-01	6,969	0.02
SGD	USD	2026-02-01	(78,830)	(0.22)
SGD	USD	2026-02-01	(75,723)	(0.21)
SGD	USD	2026-02-01	(71,879)	(0.2)
SGD	USD	2026-02-01	(67,300)	(0.19)
SGD	USD	2026-02-01	(62,040)	(0.17)
SGD	USD	2026-02-01	(56,207)	(0.16)
USD	SGD	2026-02-01	139	-
SGD	USD	2026-02-01	(34,770)	(0.1)
USD	SGD	2026-02-01	249	-
USD	SGD	2026-02-01	434	-
USD	SGD	2026-02-01	732	-
USD	SGD	2026-02-01	1,196	-
USD	SGD	2026-02-01	1,898	0.01
USD	SGD	2026-02-01	2,921	0.01
USD	SGD	2026-02-01	4,363	0.01
SGD	USD	2026-02-01	(77,310)	(0.22)
USD	SGD	2026-02-01	3,332	0.01
USD	SGD	2026-02-01	2,210	0.01
USD	SGD	2026-02-01	1,425	-
USD	SGD	2026-02-01	893	-
USD	SGD	2026-02-01	277	-
USD	SGD	2026-02-01	466	-
USD	SGD	2026-02-01	761	-
USD	SGD	2026-02-01	1,209	-
USD	SGD	2026-02-01	1,871	0.01
USD	SGD	2026-02-01	2,818	0.01
USD	SGD	2026-02-01	4,133	0.01
USD	SGD	2026-02-01	5,901	0.02
SGD	USD	2026-02-01	(76,026)	(0.21)
SGD	USD	2026-02-01	(73,372)	(0.21)
SGD	USD	2026-02-01	(70,058)	(0.2)
SGD	USD	2026-02-01	(66,068)	(0.19)
SGD	USD	2026-02-01	(61,431)	(0.17)
SGD	USD	2026-02-01	(56,223)	(0.16)
SGD	USD	2026-02-01	(50,566)	(0.14)
USD	SGD	2026-02-01	322	-
USD	SGD	2026-02-01	544	-
USD	INR	2026-02-01	70,342	0.2
INR	USD	2026-02-01	(10)	-
INR	USD	2026-02-01	(3)	-
INR	USD	2026-02-01	(1)	-
USD	INR	2026-02-01	65,754	0.19
USD	INR	2026-02-01	68,582	0.19
USD	INR	2026-02-01	71,390	0.2
USD	INR	2026-02-01	77,586	0.22
USD	INR	2026-02-01	72,021	0.2
USD	INR	2026-02-01	72,433	0.2
USD	INR	2026-02-01	72,744	0.21
USD	INR	2026-02-01	73,013	0.21
INR	USD	2026-02-01	(3)	-
INR	USD	2026-02-01	(1)	-
INR	USD	2026-02-01	(28)	-
USD	INR	2026-02-01	77,201	0.22
USD	INR	2026-02-01	58,655	0.17
INR	USD	2026-02-01	(38)	-
USD	INR	2026-02-01	69,360	0.2
USD	INR	2026-02-01	72,936	0.21
USD	INR	2026-02-01	75,486	0.21
USD	INR	2026-02-01	77,228	0.22
USD	INR	2026-02-01	78,391	0.22
USD	INR	2026-02-01	79,172	0.22
INR	USD	2026-02-01	(219)	-
INR	USD	2026-02-01	(95)	-
INR	USD	2026-02-01	(15)	-
USD	INR	2026-02-01	76,696	0.22
INR	USD	2026-02-01	(5)	-
INR	USD	2026-02-01	(2)	-
INR	USD	2026-02-01	(1)	-
USD	INR	2026-02-01	66,915	0.19
USD	INR	2026-02-01	70,570	0.2
USD	INR	2026-02-01	73,135	0.21
USD	INR	2026-02-01	74,850	0.21
USD	INR	2026-02-01	75,966	0.21
USD	INR	2026-02-01	68,589	0.19
USD	INR	2026-02-01	71,298	0.2
INR	USD	2026-02-01	(2)	-
USD	INR	2026-02-01	70,936	0.2
USD	INR	2026-02-01	60,669	0.17
USD	INR	2026-02-01	72,052	0.2
USD	INR	2026-02-01	72,598	0.2
USD	INR	2026-02-01	72,932	0.21
USD	INR	2026-02-01	73,201	0.21
USD	INR	2026-02-01	73,456	0.21
USD	INR	2026-02-01	73,708	0.21
USD	INR	2026-02-01	71,033	0.2
USD	INR	2026-02-01	70,701	0.2
USD	INR	2026-02-01	70,184	0.2
USD	INR	2026-02-01	69,239	0.2
USD	INR	2026-02-01	64,947	0.18
USD	INR	2026-02-01	67,665	0.19
USD	INR	2026-02-01	69,258	0.2
USD	INR	2026-02-01	70,154	0.2
USD	INR	2026-02-01	70,675	0.2
USD	INR	2026-02-01	71,020	0.2
USD	INR	2026-02-01	71,293	0.2
INR	USD	2026-02-01	(4)	-
INR	USD	2026-02-01	(1)	-
USD	INR	2026-02-01	59,077	0.17
USD	INR	2026-02-01	64,244	0.18
USD	INR	2026-02-01	67,448	0.19
USD	INR	2026-02-01	64,609	0.18
INR	USD	2026-02-01	(3)	-
USD	INR	2026-02-01	66,023	0.19
INR	USD	2026-02-01	(3,880)	(0.01)
INR	USD	2026-02-01	(2,577)	(0.01)
INR	USD	2026-02-01	(1,657)	-
USD	INR	2026-02-01	36,751	0.1
USD	INR	2026-02-01	43,203	0.12
USD	INR	2026-02-01	49,573	0.14
USD	INR	2026-02-01	55,624	0.16
USD	INR	2026-02-01	61,155	0.17
USD	INR	2026-02-01	70,151	0.2
INR	USD	2026-02-01	(8,010)	(0.02)
USD	INR	2026-02-01	73,531	0.21
INR	USD	2026-02-01	(5,207)	(0.01)
INR	USD	2026-02-01	(3,451)	(0.01)
INR	USD	2026-02-01	(2,205)	(0.01)
INR	USD	2026-02-01	(1,357)	-
INR	USD	2026-02-01	(804)	-
INR	USD	2026-02-01	(459)	-
INR	USD	2026-02-01	(251)	-
INR	USD	2026-02-01	(5,662)	(0.02)
INR	USD	2026-02-01	(10,995)	(0.03)
INR	USD	2026-02-01	(8)	-
INR	USD	2026-02-01	(6,970)	(0.02)
USD	INR	2026-02-01	41,985	0.12
USD	INR	2026-02-01	48,346	0.14
USD	INR	2026-02-01	54,608	0.15
INR	USD	2026-02-01	(26,665)	(0.08)
INR	USD	2026-02-01	(21,492)	(0.06)
INR	USD	2026-02-01	(16,888)	(0.05)
INR	USD	2026-02-01	(12,925)	(0.04)
INR	USD	2026-02-01	(9,626)	(0.03)
INR	USD	2026-02-01	(4,904)	(0.01)
INR	USD	2026-02-01	(14,656)	(0.04)
USD	INR	2026-02-01	24,110	0.07
USD	INR	2026-02-01	29,683	0.08
USD	INR	2026-02-01	35,686	0.1
USD	INR	2026-02-01	41,941	0.12
USD	INR	2026-02-01	48,243	0.14
USD	INR	2026-02-01	54,385	0.15
USD	INR	2026-02-01	60,176	0.17
USD	INR	2026-02-01	65,459	0.18
USD	INR	2026-02-01	55,483	0.16
USD	INR	2026-02-01	61,224	0.17
USD	INR	2026-02-01	66,248	0.19
USD	INR	2026-02-01	71,856	0.2
INR	USD	2026-02-01	(240)	-
INR	USD	2026-02-01	(116)	-
INR	USD	2026-02-01	(54)	-
INR	USD	2026-02-01	(24)	-
INR	USD	2026-02-01	(10)	-
USD	INR	2026-02-01	57,532	0.16
USD	INR	2026-02-01	63,284	0.18
USD	INR	2026-02-01	68,068	0.19
USD	INR	2026-02-01	74,721	0.21
USD	INR	2026-02-01	70,473	0.2
USD	INR	2026-02-01	76,804	0.22
USD	INR	2026-02-01	78,277	0.22
USD	INR	2026-02-01	79,305	0.22
INR	USD	2026-02-01	(473)	-
INR	USD	2026-02-01	(235)	-
INR	USD	2026-02-01	(111)	-
INR	USD	2026-02-01	(50)	-
INR	USD	2026-02-01	(21)	-
INR	USD	2026-02-01	(470)	-
INR	USD	2026-02-01	(877)	-
USD	INR	2026-02-01	78,065	0.22
USD	INR	2026-02-01	76,689	0.22
USD	INR	2026-02-01	73,894	0.21
USD	INR	2026-02-01	76,569	0.22
USD	INR	2026-02-01	78,598	0.22
USD	INR	2026-02-01	80,104	0.23
INR	USD	2026-02-01	(1,184)	-
INR	USD	2026-02-01	(681)	-
INR	USD	2026-02-01	(375)	-
INR	USD	2026-02-01	(198)	-
INR	USD	2026-02-01	(100)	-
INR	USD	2026-02-01	(49)	-
INR	USD	2026-02-01	(22)	-
USD	INR	2026-02-01	52,920	0.15
USD	INR	2026-02-01	59,017	0.17
USD	INR	2026-02-01	64,304	0.18
USD	INR	2026-02-01	68,678	0.19
USD	INR	2026-02-01	72,139	0.2
USD	INR	2026-02-01	74,765	0.21
USD	INR	2026-02-01	70,370	0.2
USD	INR	2026-02-01	76,809	0.22
USD	INR	2026-02-01	79,807	0.23
USD	INR	2026-02-01	81,029	0.23
USD	INR	2026-02-01	81,579	0.23
USD	INR	2026-02-01	81,940	0.23
USD	INR	2026-02-01	82,262	0.23
USD	INR	2026-02-01	82,578	0.23
HUF	EUR	2026-02-01	(14,518)	(0.04)
HUF	EUR	2026-02-01	(55,211)	(0.16)
HUF	EUR	2026-02-01	(28,041)	(0.08)
HUF	EUR	2026-02-01	(34,403)	(0.1)
HUF	EUR	2026-02-01	(41,197)	(0.12)
HUF	EUR	2026-02-01	(48,211)	(0.14)
CZK	EUR	2026-02-01	(270)	-
EUR	HUF	2026-02-01	37,970	0.11
EUR	HUF	2026-02-01	31,187	0.09
EUR	HUF	2026-02-01	25,031	0.07
CZK	EUR	2026-02-01	(658)	-
EUR	HUF	2026-02-01	19,618	0.06
EUR	CZK	2026-02-01	1,621	-
HUF	EUR	2026-02-01	(22,282)	(0.06)
EUR	HUF	2026-02-01	6,382	0.02
EUR	HUF	2026-02-01	21,996	0.06
EUR	HUF	2026-02-01	16,804	0.05
EUR	HUF	2026-02-01	12,503	0.04
EUR	CZK	2026-02-01	6,443	0.02
EUR	HUF	2026-02-01	9,056	0.03
EUR	HUF	2026-02-01	4,374	0.01
EUR	HUF	2026-02-01	2,916	0.01
EUR	CZK	2026-02-01	3,391	0.01
EUR	HUF	2026-02-01	1,890	0.01
HUF	EUR	2026-02-01	(17,242)	(0.05)
EUR	HUF	2026-02-01	15,005	0.04
EUR	HUF	2026-02-01	39,786	0.11
EUR	HUF	2026-02-01	33,032	0.09
EUR	HUF	2026-02-01	26,845	0.08
CZK	EUR	2026-02-01	(9,469)	(0.03)
EUR	HUF	2026-02-01	21,340	0.06
EUR	HUF	2026-02-01	16,585	0.05
EUR	HUF	2026-02-01	11,194	0.03
EUR	HUF	2026-02-01	12,594	0.04
EUR	HUF	2026-02-01	9,342	0.03
CZK	EUR	2026-02-01	(14,968)	(0.04)
EUR	HUF	2026-02-01	6,765	0.02
HUF	EUR	2026-02-01	(54,690)	(0.15)
CZK	EUR	2026-02-01	(5,527)	(0.02)
HUF	EUR	2026-02-01	(47,837)	(0.13)
EUR	HUF	2026-02-01	8,142	0.02
CZK	EUR	2026-02-01	(1,460)	-
EUR	HUF	2026-02-01	5,771	0.02
HUF	EUR	2026-02-01	(17,604)	(0.05)
HUF	EUR	2026-02-01	(22,551)	(0.06)
CZK	EUR	2026-02-01	(2,967)	(0.01)
HUF	EUR	2026-02-01	(28,178)	(0.08)
HUF	EUR	2026-02-01	(34,378)	(0.1)
HUF	EUR	2026-02-01	(40,995)	(0.12)
HUF	EUR	2026-02-01	(74,514)	(0.21)
EUR	HUF	2026-02-01	11,128	0.03
EUR	HUF	2026-02-01	7,640	0.02
CZK	EUR	2026-02-01	(5,285)	(0.01)
EUR	HUF	2026-02-01	5,070	0.01
EUR	HUF	2026-02-01	3,250	0.01
EUR	HUF	2026-02-01	2,012	0.01
EUR	HUF	2026-02-01	1,202	-
CZK	EUR	2026-02-01	(9,455)	(0.03)
EUR	HUF	2026-02-01	694	-
HUF	EUR	2026-02-01	(37,957)	(0.11)
EUR	HUF	2026-02-01	15,671	0.04
HUF	EUR	2026-02-01	(85,695)	(0.24)
EUR	HUF	2026-02-01	513	-
CZK	EUR	2026-02-01	(507)	-
EUR	HUF	2026-02-01	267	-
HUF	EUR	2026-02-01	(38,114)	(0.11)
HUF	EUR	2026-02-01	(46,648)	(0.13)
CZK	EUR	2026-02-01	(1,227)	-
HUF	EUR	2026-02-01	(55,418)	(0.16)
HUF	EUR	2026-02-01	(64,040)	(0.18)
HUF	EUR	2026-02-01	(72,148)	(0.2)
HUF	EUR	2026-02-01	(79,436)	(0.22)
CZK	EUR	2026-02-01	(2,679)	(0.01)
HUF	EUR	2026-02-01	(45,622)	(0.13)
CZK	EUR	2026-02-01	(15,403)	(0.04)
EUR	CZK	2026-02-01	11,153	0.03
HUF	EUR	2026-02-01	(38,954)	(0.11)
EUR	HUF	2026-02-01	1,771	-
EUR	CZK	2026-02-01	25,689	0.07
EUR	HUF	2026-02-01	1,095	-
HUF	EUR	2026-02-01	(31,914)	(0.09)
HUF	EUR	2026-02-01	(53,458)	(0.15)
EUR	CZK	2026-02-01	17,657	0.05
HUF	EUR	2026-02-01	(46,362)	(0.13)
HUF	EUR	2026-02-01	(53,880)	(0.15)
HUF	EUR	2026-02-01	(61,239)	(0.17)
HUF	EUR	2026-02-01	(68,188)	(0.19)
EUR	HUF	2026-02-01	2,780	0.01
EUR	HUF	2026-02-01	4,236	0.01
HUF	EUR	2026-02-01	(61,169)	(0.17)
HUF	EUR	2026-02-01	(68,471)	(0.19)
HUF	EUR	2026-02-01	(75,125)	(0.21)
EUR	CZK	2026-02-01	43,315	0.12
HUF	EUR	2026-02-01	(80,955)	(0.23)
EUR	HUF	2026-02-01	17,028	0.05
EUR	HUF	2026-02-01	12,558	0.04
EUR	HUF	2026-02-01	9,000	0.03
EUR	CZK	2026-02-01	34,558	0.1
EUR	HUF	2026-02-01	6,266	0.02
HUF	EUR	2026-02-01	(15,397)	(0.04)
HUF	EUR	2026-02-01	(19,694)	(0.06)
CZK	EUR	2026-02-01	(17,228)	(0.05)
CZK	EUR	2026-02-01	(11,987)	(0.03)
HUF	EUR	2026-02-01	(50,489)	(0.14)
EUR	HUF	2026-02-01	43,334	0.12
EUR	HUF	2026-02-01	37,124	0.1
EUR	HUF	2026-02-01	31,280	0.09
EUR	HUF	2026-02-01	10,188	0.03
EUR	HUF	2026-02-01	25,908	0.07
EUR	HUF	2026-02-01	21,084	0.06
EUR	HUF	2026-02-01	16,853	0.05
EUR	HUF	2026-02-01	13,226	0.04
EUR	CZK	2026-02-01	42,262	0.12
HUF	EUR	2026-02-01	(44,461)	(0.13)
HUF	EUR	2026-02-01	(38,500)	(0.11)
EUR	HUF	2026-02-01	26,157	0.07
EUR	HUF	2026-02-01	21,252	0.06
EUR	HUF	2026-02-01	16,950	0.05
CZK	EUR	2026-02-01	(4,857)	(0.01)
EUR	HUF	2026-02-01	13,266	0.04
HUF	EUR	2026-02-01	(17,995)	(0.05)
HUF	EUR	2026-02-01	(22,410)	(0.06)
CZK	EUR	2026-02-01	(7,867)	(0.02)
HUF	EUR	2026-02-01	(27,355)	(0.08)
HUF	EUR	2026-02-01	(32,754)	(0.09)
EUR	HUF	2026-02-01	31,616	0.09
EUR	HUF	2026-03-01	22,552	0.06
EUR	HUF	2026-03-01	39,055	0.11
EUR	HUF	2026-03-01	33,064	0.09
EUR	HUF	2026-03-01	27,538	0.08
HUF	EUR	2026-03-01	(15,036)	(0.04)
EUR	CZK	2026-02-01	21,463	0.06
EUR	HUF	2026-03-01	18,155	0.05
EUR	HUF	2026-03-01	14,361	0.04
EUR	HUF	2026-03-01	45,404	0.13
EUR	CZK	2026-02-01	28,203	0.08
HUF	EUR	2026-03-01	(18,993)	(0.05)
HUF	EUR	2026-03-01	(23,521)	(0.07)
EUR	CZK	2026-02-01	35,302	0.1
HUF	EUR	2026-03-01	(28,574)	(0.08)
HUF	EUR	2026-03-01	(34,074)	(0.1)
HUF	EUR	2026-03-01	(39,916)	(0.11)
HUF	EUR	2026-03-01	(45,971)	(0.13)
EUR	HUF	2026-03-01	51,983	0.15
HUF	EUR	2026-02-01	(11,110)	(0.03)
EUR	HUF	2026-02-01	16,922	0.05
EUR	HUF	2026-02-01	13,085	0.04
EUR	CZK	2026-02-01	21,216	0.06
EUR	HUF	2026-02-01	9,909	0.03
HUF	EUR	2026-02-01	(34,024)	(0.1)
CZK	EUR	2026-02-01	(1)	-
EUR	CZK	2026-02-01	14,367	0.04
HUF	EUR	2026-02-01	(18,548)	(0.05)
HUF	EUR	2026-02-01	(23,184)	(0.07)
HUF	EUR	2026-02-01	(28,373)	(0.08)
EUR	HUF	2026-02-01	21,438	0.06
EUR	HUF	2026-02-01	26,616	0.08
EUR	CZK	2026-02-01	45,809	0.13
HUF	EUR	2026-02-01	(24,625)	(0.07)
HUF	EUR	2026-02-01	(30,123)	(0.08)
HUF	EUR	2026-02-01	(36,079)	(0.1)
HUF	EUR	2026-02-01	(42,351)	(0.12)
EUR	CZK	2026-02-01	37,664	0.11
HUF	EUR	2026-02-01	(48,771)	(0.14)
EUR	HUF	2026-02-01	45,369	0.13
EUR	HUF	2026-02-01	38,697	0.11
EUR	HUF	2026-02-01	32,402	0.09
EUR	CZK	2026-02-01	29,203	0.08
EUR	CZK	2026-02-01	9,029	0.03
CZK	EUR	2026-02-01	(2,816)	(0.01)
HUF	EUR	2026-02-01	(16,867)	(0.05)
CZK	EUR	2026-02-01	(777)	-
HUF	EUR	2026-02-01	(21,178)	(0.06)
HUF	EUR	2026-02-01	(26,045)	(0.07)
HUF	EUR	2026-02-01	(31,397)	(0.09)
HUF	EUR	2026-02-01	(37,128)	(0.1)
HUF	EUR	2026-02-01	(40,013)	(0.11)
CZK	EUR	2026-02-01	(1,530)	-
HUF	EUR	2026-02-01	(43,106)	(0.12)
EUR	HUF	2026-02-01	50,345	0.14
EUR	HUF	2026-02-01	43,836	0.12
EUR	HUF	2026-02-01	37,547	0.11
HUF	EUR	2026-02-01	(13,148)	(0.04)
EUR	HUF	2026-02-01	14,738	0.04
EUR	HUF	2026-02-01	54,008	0.15
EUR	HUF	2026-02-01	47,310	0.13
EUR	HUF	2026-02-01	40,758	0.11
EUR	CZK	2026-02-01	5,249	0.01
EUR	HUF	2026-02-01	34,509	0.1
EUR	HUF	2026-02-01	28,697	0.08
EUR	HUF	2026-02-01	23,426	0.07
EUR	HUF	2026-02-01	18,763	0.05
EUR	CZK	2026-02-01	2,815	0.01
EUR	HUF	2026-02-01	947	-
EUR	HUF	2026-02-01	1	-
EUR	HUF	2026-02-01	52	-
EUR	HUF	2026-02-01	13	-
EUR	HUF	2026-02-01	3	-
CZK	EUR	2026-02-01	(24)	-
CZK	EUR	2026-02-01	(5)	-
HUF	EUR	2026-02-01	(28,279)	(0.08)
HUF	EUR	2026-02-01	(41,864)	(0.12)
HUF	EUR	2026-02-01	(56,956)	(0.16)
CZK	EUR	2026-02-01	(100)	-
HUF	EUR	2026-02-01	(71,840)	(0.2)
EUR	HUF	2026-02-01	182	-
HUF	EUR	2026-02-01	(38,759)	(0.11)
HUF	EUR	2026-02-01	(55,173)	(0.16)
HUF	EUR	2026-02-01	(71,621)	(0.2)
HUF	EUR	2026-02-01	(85,909)	(0.24)
EUR	HUF	2026-02-01	565	-
HUF	EUR	2026-02-01	(96,640)	(0.27)
HUF	EUR	2026-02-01	(103,562)	(0.29)
CZK	EUR	2026-02-01	(1)	-
EUR	HUF	2026-02-01	3,769	0.01
EUR	HUF	2026-02-01	1,549	-
HUF	EUR	2026-02-01	(84,863)	(0.24)
HUF	EUR	2026-02-01	(82,897)	(0.23)
HUF	EUR	2026-02-01	(30,938)	(0.09)
HUF	EUR	2026-02-01	(43,722)	(0.12)
HUF	EUR	2026-02-01	(57,541)	(0.16)
EUR	CZK	2026-02-01	61,359	0.17
HUF	EUR	2026-02-01	(71,025)	(0.2)
HUF	EUR	2026-02-01	(94,954)	(0.27)
HUF	EUR	2026-02-01	(92,312)	(0.26)
HUF	EUR	2026-02-01	(99,010)	(0.28)
EUR	CZK	2026-02-01	55,179	0.16
EUR	HUF	2026-02-01	5,843	0.02
EUR	HUF	2026-02-01	2,947	0.01
EUR	HUF	2026-02-01	3	-
EUR	CZK	2026-02-01	65,056	0.18
HUF	EUR	2026-02-01	(101,841)	(0.29)
CZK	EUR	2026-02-01	(356)	-
EUR	HUF	2026-02-01	4,888	0.01
EUR	HUF	2026-02-01	2,262	0.01
EUR	HUF	2026-02-01	948	-
CZK	EUR	2026-02-01	(1,084)	-
EUR	HUF	2026-02-01	359	-
EUR	HUF	2026-02-01	123	-
EUR	HUF	2026-02-01	38	-
EUR	HUF	2026-02-01	11	-
HUF	EUR	2026-02-01	(24,557)	(0.07)
HUF	EUR	2026-02-01	(43,866)	(0.12)
HUF	EUR	2026-02-01	(69,228)	(0.2)
EUR	CZK	2026-02-01	67,004	0.19
HUF	EUR	2026-02-01	(92,366)	(0.26)
HUF	EUR	2026-02-01	(108,341)	(0.31)
HUF	EUR	2026-02-01	(116,568)	(0.33)
EUR	CZK	2026-02-01	60,805	0.17
HUF	EUR	2026-02-01	(119,524)	(0.34)
EUR	CZK	2026-02-01	65,091	0.18
EUR	HUF	2026-02-01	348	-
EUR	HUF	2026-02-01	62	-
EUR	HUF	2026-02-01	9	-
HUF	EUR	2026-02-01	(22,764)	(0.06)
CZK	EUR	2026-02-01	(6)	-
CZK	EUR	2026-02-01	(37)	-
CZK	EUR	2026-02-01	(189)	-
EUR	HUF	2026-02-01	1	-
EUR	CZK	2026-02-01	8,111	0.02
HUF	EUR	2026-02-01	(100,611)	(0.28)
EUR	CZK	2026-02-01	28,554	0.08
EUR	HUF	2026-02-01	6,057	0.02
EUR	HUF	2026-02-01	2,405	0.01
EUR	HUF	2026-02-01	823	-
EUR	CZK	2026-02-01	16,663	0.05
EUR	HUF	2026-02-01	242	-
EUR	HUF	2026-02-01	61	-
EUR	HUF	2026-02-01	13	-
EUR	HUF	2026-02-01	2	-
HUF	EUR	2026-02-01	(89,497)	(0.25)
HUF	EUR	2026-02-01	(73,770)	(0.21)
EUR	CZK	2026-02-01	52,987	0.15
HUF	EUR	2026-02-01	(10,936)	(0.03)
HUF	EUR	2026-02-01	(21,538)	(0.06)
HUF	EUR	2026-02-01	(36,795)	(0.1)
EUR	CZK	2026-02-01	41,626	0.12
HUF	EUR	2026-02-01	(55,187)	(0.16)
EUR	HUF	2026-02-01	1,366	-
EUR	CZK	2026-02-01	57,013	0.16
EUR	CZK	2026-02-01	61,908	0.17
EUR	HUF	2026-02-01	67	-
HUF	EUR	2026-02-01	(50,484)	(0.14)
HUF	EUR	2026-02-01	(59,953)	(0.17)
HUF	EUR	2026-02-01	(68,903)	(0.19)
HUF	EUR	2026-02-01	(76,899)	(0.22)
HUF	EUR	2026-02-01	(83,643)	(0.24)
HUF	EUR	2026-02-01	(89,003)	(0.25)
HUF	EUR	2026-02-01	(93,002)	(0.26)
EUR	CZK	2026-02-01	49,986	0.14
EUR	HUF	2026-02-01	148	-
EUR	HUF	2026-02-01	312	-
HUF	EUR	2026-02-01	(90,224)	(0.25)
HUF	EUR	2026-02-01	(94,701)	(0.27)
CZK	EUR	2026-02-01	(1,089)	-
EUR	HUF	2026-02-01	6,300	0.02
EUR	HUF	2026-02-01	3,809	0.01
EUR	HUF	2026-02-01	2,194	0.01
EUR	CZK	2026-02-01	64,920	0.18
EUR	HUF	2026-02-01	1,204	-
EUR	HUF	2026-02-01	629	-
EUR	HUF	2026-02-01	5,912	0.02
EUR	HUF	2026-02-01	3,635	0.01
EUR	HUF	2026-02-01	10,916	0.03
HUF	EUR	2026-02-01	(75,485)	(0.21)
HUF	EUR	2026-02-01	(82,375)	(0.23)
HUF	EUR	2026-02-01	(87,996)	(0.25)
EUR	CZK	2026-02-01	13,855	0.04
EUR	HUF	2026-02-01	7,262	0.02
EUR	HUF	2026-02-01	4,641	0.01
CZK	EUR	2026-02-01	(188)	-
EUR	HUF	2026-02-01	2,848	0.01
EUR	HUF	2026-02-01	1,677	-
HUF	EUR	2026-02-01	(67,486)	(0.19)
EUR	CZK	2026-02-01	21,873	0.06
HUF	EUR	2026-02-01	(58,678)	(0.17)
EUR	HUF	2026-02-01	2,137	0.01
EUR	CZK	2026-02-01	41,127	0.12
EUR	HUF	2026-02-01	1,201	-
EUR	HUF	2026-02-01	645	-
EUR	HUF	2026-02-01	331	-
EUR	HUF	2026-02-01	162	-
EUR	CZK	2026-02-01	31,340	0.09
EUR	HUF	2026-02-01	76	-
HUF	EUR	2026-02-01	(40,334)	(0.11)
HUF	EUR	2026-02-01	(49,472)	(0.14)
HUF	EUR	2026-02-01	(84,224)	(0.24)
HUF	EUR	2026-02-01	(76,710)	(0.22)
EUR	CZK	2026-02-01	46,363	0.13
HUF	EUR	2026-02-01	(92,120)	(0.26)
HUF	EUR	2026-02-01	(97,518)	(0.28)
EUR	CZK	2026-02-01	15,243	0.04
EUR	HUF	2026-02-01	6,120	0.02
EUR	HUF	2026-02-01	3,428	0.01
EUR	HUF	2026-02-01	1,804	0.01
EUR	CZK	2026-02-01	8,252	0.02
EUR	HUF	2026-02-01	891	-
EUR	HUF	2026-02-01	413	-
EUR	HUF	2026-02-01	180	-
HUF	EUR	2026-02-01	(84,715)	(0.24)
HUF	EUR	2026-02-01	(75,374)	(0.21)
EUR	HUF	2026-02-01	582	-
EUR	HUF	2026-02-01	227	-
EUR	HUF	2026-02-01	82	-
EUR	HUF	2026-02-01	27	-
EUR	CZK	2026-02-01	35,692	0.1
EUR	HUF	2026-02-01	8	-
HUF	EUR	2026-02-01	(41,094)	(0.12)
HUF	EUR	2026-02-01	(52,778)	(0.15)
HUF	EUR	2026-02-01	(64,496)	(0.18)
EUR	CZK	2026-02-01	24,748	0.07
EUR	HUF	2026-02-01	73	-
CZK	EUR	2026-02-01	(406)	-
EUR	HUF	2026-02-01	50	-
CZK	EUR	2026-02-01	(38)	-
EUR	HUF	2026-02-01	547	-
EUR	HUF	2026-02-01	260	-
EUR	HUF	2026-02-01	117	-
EUR	HUF	2026-02-01	28	-
CZK	EUR	2026-02-01	(133)	-
EUR	HUF	2026-02-01	20	-
HUF	EUR	2026-02-01	(47,970)	(0.14)
HUF	EUR	2026-02-01	(58,117)	(0.16)
HUF	EUR	2026-02-01	(67,877)	(0.19)
EUR	HUF	2026-02-01	1,090	-
EUR	HUF	2026-02-01	2,061	0.01
HUF	EUR	2026-02-01	(56,695)	(0.16)
HUF	EUR	2026-02-01	(67,216)	(0.19)
HUF	EUR	2026-02-01	(76,813)	(0.22)
CZK	EUR	2026-02-01	(2)	-
HUF	EUR	2026-02-01	(84,996)	(0.24)
HUF	EUR	2026-02-01	(91,508)	(0.26)
HUF	EUR	2026-02-01	(96,325)	(0.27)
HUF	EUR	2026-02-01	(99,611)	(0.28)
CZK	EUR	2026-02-01	(10)	-
EUR	HUF	2026-02-01	3,692	0.01
EUR	CZK	2026-03-01	11,378	0.03
EUR	CZK	2026-02-01	45,603	0.13
EUR	CZK	2026-03-01	14,127	0.04
EUR	CZK	2026-02-01	44,581	0.13
EUR	CZK	2026-02-01	41,402	0.12
EUR	CZK	2026-02-01	36,967	0.1
EUR	CZK	2026-03-01	17,231	0.05
CZK	EUR	2026-02-01	(15,694)	(0.04)
CZK	EUR	2026-02-01	(9,561)	(0.03)
CZK	EUR	2026-02-01	(5,268)	(0.01)
CZK	EUR	2026-02-01	(7,189)	(0.02)
CZK	EUR	2026-02-01	(12,400)	(0.03)
EUR	CZK	2026-02-01	38,931	0.11
EUR	CZK	2026-03-01	8,999	0.03
EUR	CZK	2026-02-01	14,996	0.04
EUR	CZK	2026-02-01	10,518	0.03
EUR	CZK	2026-02-01	7,027	0.02
EUR	CZK	2026-02-01	15,698	0.04
CZK	EUR	2026-02-01	(2,853)	(0.01)
EUR	CZK	2026-03-01	32,252	0.09
CZK	EUR	2026-02-01	(4,002)	(0.01)
CZK	EUR	2026-03-01	(28,408)	(0.08)
CZK	EUR	2026-02-01	(7,951)	(0.02)
CZK	EUR	2026-02-01	(11,376)	(0.03)
EUR	CZK	2026-02-01	32,421	0.09
EUR	CZK	2026-02-01	27,897	0.08
EUR	CZK	2026-02-01	49,686	0.14
EUR	CZK	2026-03-01	20,656	0.06
EUR	CZK	2026-02-01	23,527	0.07
EUR	CZK	2026-03-01	28,243	0.08
EUR	CZK	2026-03-01	24,350	0.07
EUR	CZK	2026-02-01	19,429	0.05
EUR	CZK	2026-02-01	41,412	0.12
EUR	CZK	2026-02-01	16,339	0.05
EUR	CZK	2026-02-01	33,085	0.09
EUR	CZK	2026-02-01	36,780	0.1
EUR	CZK	2026-02-01	32,040	0.09
CZK	EUR	2026-02-01	(19,595)	(0.06)
CZK	EUR	2026-02-01	(15,730)	(0.04)
CZK	EUR	2026-02-01	(6,967)	(0.02)
CZK	EUR	2026-02-01	(9,387)	(0.03)
EUR	CZK	2026-02-01	39,669	0.11
CZK	EUR	2026-02-01	(12,312)	(0.03)
EUR	CZK	2026-02-01	11,989	0.03
EUR	CZK	2026-02-01	11,557	0.03
CZK	EUR	2026-02-01	(2,612)	(0.01)
EUR	CZK	2026-02-01	27,053	0.08
CZK	EUR	2026-02-01	(3,760)	(0.01)
EUR	CZK	2026-02-01	20,399	0.06
EUR	CZK	2026-02-01	32,990	0.09
EUR	CZK	2026-02-01	22,830	0.06
EUR	CZK	2026-02-01	27,341	0.08
EUR	CZK	2026-02-01	21,419	0.06
EUR	CZK	2026-02-01	26,534	0.07
EUR	CZK	2026-02-01	18,635	0.05
EUR	CZK	2026-02-01	14,855	0.04
CZK	EUR	2026-02-01	(5,481)	(0.02)
EUR	CZK	2026-02-01	16,995	0.05
EUR	CZK	2026-02-01	52,735	0.15
EUR	CZK	2026-02-01	25,295	0.07
CZK	EUR	2026-02-01	(6,277)	(0.02)
EUR	CZK	2026-02-01	29,315	0.08
CZK	EUR	2026-02-01	(8,262)	(0.02)
EUR	CZK	2026-02-01	33,421	0.09
EUR	CZK	2026-02-01	47,785	0.13
EUR	CZK	2026-02-01	37,512	0.11
EUR	CZK	2026-02-01	21,455	0.06
EUR	CZK	2026-02-01	17,877	0.05
CZK	EUR	2026-02-01	(7,711)	(0.02)
CZK	EUR	2026-02-01	(6,193)	(0.02)
CZK	EUR	2026-02-01	(3,385)	(0.01)
CZK	EUR	2026-02-01	(9,915)	(0.03)
EUR	CZK	2026-02-01	11,739	0.03
CZK	EUR	2026-02-01	(4,663)	(0.01)
CZK	EUR	2026-02-01	(9,253)	(0.03)
CZK	EUR	2026-02-01	(671)	-
EUR	CZK	2026-02-01	14,624	0.04
CZK	EUR	2026-02-01	(10,637)	(0.03)
CZK	EUR	2026-02-01	(22,516)	(0.06)
CZK	EUR	2026-02-01	(18,900)	(0.05)
EUR	CZK	2026-02-01	29,730	0.08
EUR	CZK	2026-02-01	43,461	0.12
EUR	CZK	2026-02-01	19,540	0.06
EUR	CZK	2026-02-01	18,099	0.05
EUR	CZK	2026-02-01	23,294	0.07
CZK	EUR	2026-02-01	(5,845)	(0.02)
EUR	CZK	2026-02-01	27,273	0.08
EUR	CZK	2026-02-01	23,659	0.07
EUR	CZK	2026-02-01	39,578	0.11
EUR	CZK	2026-02-01	31,382	0.09
EUR	CZK	2026-02-01	16,087	0.05
EUR	CZK	2026-02-01	13,282	0.04
CZK	EUR	2026-02-01	(12,569)	(0.04)
EUR	CZK	2026-02-01	42,124	0.12
CZK	EUR	2026-02-01	(15,565)	(0.04)
CZK	EUR	2026-02-01	(13,406)	(0.04)
CZK	EUR	2026-02-01	(9,945)	(0.03)
CZK	EUR	2026-02-01	(16,546)	(0.05)
EUR	CZK	2026-02-01	36,000	0.1
CZK	EUR	2026-02-01	(7,706)	(0.02)
CZK	EUR	2026-02-01	(12,494)	(0.04)
CZK	EUR	2026-02-01	(15,437)	(0.04)
EUR	CZK	2026-02-01	45,099	0.13
CZK	EUR	2026-03-01	(14,408)	(0.04)
CZK	EUR	2026-02-01	(3,401)	(0.01)
CZK	EUR	2026-02-01	(393)	-
EUR	CZK	2026-02-01	41,216	0.12
CZK	EUR	2026-03-01	(11,621)	(0.03)
EUR	CZK	2026-02-01	37,113	0.1
CZK	EUR	2026-02-01	(15,310)	(0.04)
CZK	EUR	2026-03-01	(24,601)	(0.07)
CZK	EUR	2026-02-01	(7,332)	(0.02)
EUR	CZK	2026-02-01	4,464	0.01
CZK	EUR	2026-02-01	(9,583)	(0.03)
CZK	EUR	2026-03-01	(20,950)	(0.06)
CZK	EUR	2026-02-01	(5,319)	(0.02)
CZK	EUR	2026-02-01	(12,246)	(0.03)
CZK	EUR	2026-03-01	(17,531)	(0.05)
CZK	EUR	2026-03-01	(9,195)	(0.03)
EUR	CZK	2026-02-01	9,924	0.03
CZK	EUR	2026-02-01	(2,396)	(0.01)
EUR	CZK	2026-02-01	34,249	0.1
EUR	CZK	2026-02-01	20,619	0.06
CZK	EUR	2026-02-01	(1,209)	-
CZK	EUR	2026-02-01	(26,030)	(0.07)
EUR	CZK	2026-02-01	30,178	0.09
CZK	EUR	2026-02-01	(22,267)	(0.06)
CZK	EUR	2026-02-01	(3,949)	(0.01)
CZK	EUR	2026-02-01	(18,712)	(0.05)
EUR	CZK	2026-02-01	26,176	0.07
EUR	CZK	2026-02-01	15,438	0.04
EUR	CZK	2026-02-01	32,891	0.09
CZK	EUR	2026-02-01	(756)	-
EUR	CZK	2026-02-01	12,493	0.04
CZK	EUR	2026-02-01	(2,076)	(0.01)
EUR	CZK	2026-02-01	18,733	0.05
EUR	CZK	2026-02-01	24,537	0.07
CZK	EUR	2026-02-01	(1,382)	-
EUR	CZK	2026-02-01	28,662	0.08
EUR	CZK	2026-02-01	22,334	0.06
CZK	EUR	2026-02-01	(17,065)	(0.05)
EUR	CZK	2026-02-01	29,943	0.08
CZK	EUR	2026-02-01	(21,346)	(0.06)
CZK	EUR	2026-02-01	(26,001)	(0.07)
EUR	CZK	2026-02-01	24,221	0.07
CZK	EUR	2026-02-01	(5,227)	(0.01)
CZK	EUR	2026-02-01	(7,350)	(0.02)
CZK	EUR	2026-02-01	(13,269)	(0.04)
CZK	EUR	2026-02-01	(10,024)	(0.03)
CZK	EUR	2026-02-01	(1,496)	-
CZK	EUR	2026-02-01	(2,642)	(0.01)
EUR	CZK	2026-02-01	9,192	0.03
CZK	EUR	2026-02-01	(4,413)	(0.01)
EUR	CZK	2026-02-01	16,506	0.05
EUR	CZK	2026-02-01	12,781	0.04
EUR	CZK	2026-02-01	9,628	0.03
CZK	EUR	2026-02-01	(19,593)	(0.06)
EUR	CZK	2026-02-01	35,489	0.1
EUR	CZK	2026-02-01	35,853	0.1
EUR	CZK	2026-02-01	30,395	0.09
EUR	CZK	2026-02-01	25,429	0.07
EUR	CZK	2026-02-01	20,754	0.06
EUR	CZK	2026-02-01	41,671	0.12
EUR	CZK	2026-02-01	7,274	0.02
CZK	EUR	2026-02-01	(16,006)	(0.05)
EUR	CZK	2026-02-01	10,604	0.03
CZK	EUR	2026-02-01	(20,599)	(0.06)
CZK	EUR	2026-02-01	(12,038)	(0.03)
EUR	CZK	2026-02-01	10,393	0.03
EUR	CZK	2026-02-01	15,505	0.04
CZK	EUR	2026-02-01	(4,158)	(0.01)
CZK	EUR	2026-02-01	(2,713)	(0.01)
CZK	EUR	2026-02-01	(6,142)	(0.02)
CZK	EUR	2026-02-01	(8,751)	(0.02)
EUR	CZK	2026-02-01	43,389	0.12
EUR	CZK	2026-02-01	21,325	0.06
EUR	CZK	2026-02-01	16,625	0.05
EUR	CZK	2026-02-01	12,563	0.04
EUR	CZK	2026-02-01	4,169	0.01
EUR	CZK	2026-02-01	18,939	0.05
EUR	CZK	2026-02-01	37,800	0.11
EUR	CZK	2026-02-01	32,108	0.09
EUR	CZK	2026-02-01	14,291	0.04
EUR	CZK	2026-02-01	6,848	0.02
EUR	CZK	2026-02-01	26,545	0.07
EUR	CZK	2026-02-01	35,519	0.1
CZK	EUR	2026-02-01	(14,958)	(0.04)
CZK	EUR	2026-02-01	(10,863)	(0.03)
EUR	CZK	2026-02-01	8,496	0.02
CZK	EUR	2026-02-01	(19,141)	(0.05)
CZK	EUR	2026-02-01	(7,626)	(0.02)
CZK	EUR	2026-02-01	(3,318)	(0.01)
CZK	EUR	2026-02-01	(5,138)	(0.01)
CZK	EUR	2026-02-01	(20,333)	(0.06)
CZK	EUR	2026-02-01	(15,221)	(0.04)
CZK	EUR	2026-02-01	(28,051)	(0.08)
EUR	CZK	2026-02-01	14,668	0.04
EUR	CZK	2026-02-01	32,327	0.09
CZK	EUR	2026-02-01	(23,458)	(0.07)
EUR	CZK	2026-02-01	11,312	0.03
CZK	EUR	2026-02-01	(10,483)	(0.03)
EUR	CZK	2026-02-01	18,535	0.05
CZK	EUR	2026-02-01	(8,873)	(0.03)
EUR	CZK	2026-02-01	22,844	0.06
CZK	EUR	2026-02-01	(6,983)	(0.02)
CZK	EUR	2026-02-01	(5,029)	(0.01)
EUR	CZK	2026-02-01	27,488	0.08
CZK	EUR	2026-02-01	(6,493)	(0.02)
CZK	EUR	2026-02-01	(2,052)	(0.01)
EUR	CZK	2026-02-01	7,049	0.02
EUR	CZK	2026-02-01	6,210	0.02
CZK	EUR	2026-02-01	(3,529)	(0.01)
CZK	EUR	2026-02-01	(14,871)	(0.04)
CZK	EUR	2026-02-01	(11,784)	(0.03)

Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)
EURCZK Put Option	(57,981)	-	23.98	2/2026	-
USDSGD Put Option	(70,293)	(314)	1.27	2/2026	-
USDSGD Call Option	(68,847)	-	1.29	2/2026	-
USDSGD Call Option	(69,025)	-	1.28	2/2026	-
USDSGD Call Option	(69,204)	-	1.28	2/2026	-
USDSGD Put Option	(69,384)	(744)	1.28	2/2026	-
USDSGD Put Option	(69,564)	(655)	1.28	2/2026	-
USDSGD Put Option	(69,746)	(567)	1.28	2/2026	-
USDSGD Put Option	(69,927)	(479)	1.28	2/2026	-
USDSGD Put Option	(70,110)	(394)	1.27	2/2026	-
USDSGD Put Option	(70,477)	(241)	1.27	2/2026	-
USDSGD Call Option	(68,492)	-	1.29	2/2026	-
USDSGD Call Option	(68,669)	-	1.29	2/2026	-
USDSGD Call Option	(68,316)	-	1.29	2/2026	-
USDSGD Call Option	(68,720)	-	1.29	2/2026	-
USDSGD Put Option	(70,433)	(198)	1.27	2/2026	-
USDSGD Put Option	(70,616)	(153)	1.27	2/2026	-
USDSGD Call Option	(67,669)	-	1.30	2/2026	-
USDSGD Call Option	(67,842)	-	1.29	2/2026	-
USDSGD Call Option	(68,017)	-	1.29	2/2026	-
USDSGD Call Option	(68,191)	-	1.29	2/2026	-
USDSGD Call Option	(68,367)	-	1.29	2/2026	-
USDSGD Call Option	(68,543)	-	1.29	2/2026	-
USDSGD Call Option	(68,897)	-	1.28	2/2026	-
USDSGD Call Option	(68,140)	-	1.29	2/2026	-
USDSGD Put Option	(69,075)	(874)	1.28	2/2026	-
USDSGD Put Option	(69,254)	(787)	1.28	2/2026	-
USDSGD Put Option	(69,434)	(700)	1.28	2/2026	-
USDSGD Put Option	(69,614)	(613)	1.28	2/2026	-
USDSGD Put Option	(69,795)	(528)	1.28	2/2026	-
USDSGD Put Option	(69,977)	(446)	1.27	2/2026	-
USDSGD Put Option	(70,159)	(368)	1.27	2/2026	-
USDSGD Call Option	(67,965)	-	1.29	2/2026	-
USDSGD Put Option	(70,068)	(312)	1.27	2/2026	-
USDCNH Call Option	(104,552)	(143)	6.98	3/2026	-
USDCNH Call Option	(103,980)	(94)	7.00	3/2026	-
USDCNH Call Option	(104,266)	(116)	6.99	3/2026	-
USDCNH Call Option	(104,840)	(176)	6.97	3/2026	-
USDCNH Call Option	(105,129)	(216)	6.96	3/2026	-
USDCNH Call Option	(105,419)	(265)	6.95	3/2026	-
USDCNH Call Option	(105,711)	(323)	6.94	3/2026	-
USDCNH Call Option	(106,003)	(391)	6.93	3/2026	-
USDCNH Put Option	(106,297)	(329)	6.92	3/2026	-
USDCNH Put Option	(106,592)	(271)	6.91	3/2026	-
USDCNH Put Option	(106,888)	(222)	6.90	3/2026	-
USDCNH Put Option	(107,185)	(182)	6.90	3/2026	-
USDSGD Put Option	(70,250)	(251)	1.27	2/2026	-
USDSGD Put Option	(69,886)	(380)	1.27	2/2026	-
EURPLN Call Option	(60,746)	(107)	4.24	2/2026	-
USDSGD Call Option	(121,487)	(1,089)	1.26	3/2026	-
USDSGD Put Option	(111,831)	(116)	1.24	3/2026	-
USDSGD Call Option	(117,710)	(203)	1.28	3/2026	-
USDSGD Call Option	(118,239)	(269)	1.27	3/2026	-
USDSGD Call Option	(118,771)	(353)	1.27	3/2026	-
USDSGD Call Option	(119,307)	(457)	1.27	3/2026	-
USDSGD Call Option	(119,846)	(583)	1.27	3/2026	-
USDSGD Call Option	(120,390)	(731)	1.26	3/2026	-
USDSGD Call Option	(120,937)	(900)	1.26	3/2026	-
USDSGD Put Option	(122,042)	(315)	1.25	3/2026	-
USDSGD Put Option	(110,904)	(170)	1.25	3/2026	-
USDSGD Put Option	(122,600)	(256)	1.25	3/2026	-
USDSGD Put Option	(123,162)	(207)	1.25	3/2026	-
USDSGD Put Option	(123,728)	(168)	1.25	3/2026	-
USDSGD Put Option	(124,298)	(135)	1.24	3/2026	-
USDSGD Put Option	(124,872)	(108)	1.24	3/2026	-
USDSGD Put Option	(125,449)	(86)	1.24	3/2026	-
USDSGD Call Option	(96,788)	(85)	1.28	2/2026	-
USDSGD Call Option	(97,148)	(110)	1.28	2/2026	-
USDSGD Put Option	(111,366)	(141)	1.24	3/2026	-
USDSGD Put Option	(110,444)	(205)	1.25	3/2026	-
USDSGD Call Option	(109,159)	(398)	1.27	3/2026	-
USDSGD Call Option	(105,571)	(181)	1.28	3/2026	-
USDSGD Call Option	(110,071)	(610)	1.26	3/2026	-
USDSGD Put Option	(110,532)	(524)	1.26	3/2026	-
USDSGD Put Option	(110,996)	(439)	1.26	3/2026	-
USDSGD Put Option	(111,463)	(367)	1.26	3/2026	-
USDSGD Put Option	(111,932)	(306)	1.25	3/2026	-
USDSGD Put Option	(112,405)	(255)	1.25	3/2026	-
USDSGD Put Option	(112,880)	(212)	1.25	3/2026	-
USDSGD Put Option	(113,359)	(176)	1.25	3/2026	-
USDSGD Call Option	(106,001)	(232)	1.28	3/2026	-
USDSGD Put Option	(109,987)	(247)	1.25	3/2026	-
USDSGD Call Option	(106,433)	(297)	1.27	3/2026	-
USDSGD Call Option	(106,868)	(375)	1.27	3/2026	-
USDSGD Call Option	(107,305)	(468)	1.27	3/2026	-
USDSGD Call Option	(107,745)	(577)	1.26	3/2026	-
USDSGD Call Option	(108,188)	(702)	1.26	3/2026	-
USDSGD Call Option	(108,634)	(843)	1.26	3/2026	-
USDSGD Put Option	(109,082)	(356)	1.26	3/2026	-
USDSGD Put Option	(109,533)	(297)	1.25	3/2026	-
USDSGD Call Option	(97,509)	(141)	1.28	2/2026	-
USDSGD Call Option	(97,872)	(181)	1.28	2/2026	-
USDSGD Call Option	(98,238)	(229)	1.27	2/2026	-
USDSGD Call Option	(85,683)	(96)	1.28	2/2026	-
USDSGD Put Option	(107,398)	(229)	1.25	2/2026	-
USDSGD Put Option	(107,824)	(189)	1.25	2/2026	-
USDSGD Put Option	(108,253)	(156)	1.25	2/2026	-
USDSGD Call Option	(84,327)	(28)	1.29	2/2026	-
USDSGD Call Option	(84,596)	(36)	1.29	2/2026	-
USDSGD Call Option	(84,866)	(47)	1.29	2/2026	-
USDSGD Call Option	(85,137)	(60)	1.28	2/2026	-
USDSGD Call Option	(85,409)	(76)	1.28	2/2026	-
USDSGD Call Option	(85,959)	(120)	1.28	2/2026	-
USDSGD Call Option	(98,605)	(289)	1.27	2/2026	-
USDSGD Call Option	(86,235)	(150)	1.28	2/2026	-
USDSGD Put Option	(86,513)	(802)	1.27	2/2026	-
USDSGD Put Option	(86,792)	(707)	1.27	2/2026	-
USDSGD Put Option	(87,073)	(619)	1.27	2/2026	-
USDSGD Put Option	(87,355)	(539)	1.27	2/2026	-
USDSGD Put Option	(87,638)	(467)	1.27	2/2026	-
USDSGD Put Option	(87,923)	(402)	1.26	2/2026	-
USDSGD Put Option	(88,209)	(346)	1.26	2/2026	-
USDSGD Put Option	(106,975)	(276)	1.26	2/2026	-
USDSGD Put Option	(106,554)	(332)	1.26	2/2026	-
USDSGD Put Option	(106,136)	(399)	1.26	2/2026	-
USDSGD Put Option	(105,720)	(478)	1.26	2/2026	-
USDSGD Call Option	(98,974)	(360)	1.27	2/2026	-
USDSGD Call Option	(99,346)	(444)	1.27	2/2026	-
USDSGD Put Option	(99,720)	(506)	1.26	2/2026	-
USDSGD Put Option	(100,095)	(429)	1.26	2/2026	-
USDSGD Put Option	(100,473)	(362)	1.26	2/2026	-
USDSGD Put Option	(100,853)	(305)	1.26	2/2026	-
USDSGD Put Option	(101,235)	(256)	1.25	2/2026	-
USDSGD Put Option	(101,620)	(215)	1.25	2/2026	-
USDSGD Put Option	(102,006)	(180)	1.25	2/2026	-
USDSGD Call Option	(102,478)	(89)	1.28	2/2026	-
USDSGD Call Option	(102,875)	(117)	1.28	2/2026	-
USDSGD Call Option	(103,274)	(153)	1.28	2/2026	-
USDSGD Call Option	(103,676)	(198)	1.28	2/2026	-
USDSGD Call Option	(104,080)	(255)	1.27	2/2026	-
USDSGD Call Option	(104,486)	(326)	1.27	2/2026	-
USDSGD Call Option	(104,895)	(410)	1.27	2/2026	-
USDSGD Call Option	(105,306)	(509)	1.27	2/2026	-
USDSGD Call Option	(109,614)	(496)	1.27	3/2026	-
USDSGD Call Option	(108,706)	(315)	1.27	3/2026	-
USDSGD Call Option	(82,666)	(16)	1.29	2/2026	-
USDSGD Call Option	(108,257)	(248)	1.27	3/2026	-
USDSGD Call Option	(106,925)	(115)	1.28	3/2026	-
USDSGD Call Option	(107,366)	(149)	1.28	3/2026	-
USDSGD Call Option	(107,810)	(193)	1.28	3/2026	-
USDSGD Call Option	(82,408)	(11)	1.30	2/2026	-
USDSGD Call Option	(82,925)	(21)	1.29	2/2026	-
USDSGD Put Option	(69,706)	(454)	1.27	2/2026	-
USDSGD Call Option	(76,218)	-	1.30	2/2026	-
USDSGD Put Option	(74,595)	(963)	1.28	2/2026	-
USDSGD Put Option	(74,804)	(868)	1.28	2/2026	-
USDSGD Put Option	(75,014)	(775)	1.28	2/2026	-
USDSGD Put Option	(75,225)	(685)	1.28	2/2026	-
USDSGD Put Option	(75,437)	(599)	1.28	2/2026	-
USDSGD Put Option	(75,649)	(517)	1.27	2/2026	-
USDSGD Put Option	(75,863)	(442)	1.27	2/2026	-
USDSGD Call Option	(75,998)	-	1.30	2/2026	-
USDSGD Call Option	(76,439)	(1)	1.29	2/2026	-
USDSGD Call Option	(74,180)	(9)	1.29	2/2026	-
USDSGD Call Option	(76,660)	(1)	1.29	2/2026	-
USDSGD Call Option	(76,883)	(2)	1.29	2/2026	-
USDSGD Call Option	(77,107)	(4)	1.29	2/2026	-
USDSGD Call Option	(77,331)	(6)	1.29	2/2026	-
USDSGD Call Option	(77,557)	(10)	1.28	2/2026	-
USDSGD Put Option	(77,783)	(978)	1.28	2/2026	-
USDSGD Put Option	(78,011)	(874)	1.28	2/2026	-
USDSGD Put Option	(78,239)	(771)	1.28	2/2026	-
USDSGD Call Option	(74,387)	(13)	1.28	2/2026	-
USDSGD Call Option	(73,973)	(6)	1.29	2/2026	-
USDSGD Put Option	(82,354)	(556)	1.27	2/2026	-
USDSGD Put Option	(79,420)	(916)	1.28	2/2026	-
USDSGD Call Option	(77,566)	(1)	1.30	2/2026	-
USDSGD Call Option	(77,795)	(2)	1.29	2/2026	-
USDSGD Call Option	(78,024)	(3)	1.29	2/2026	-
USDSGD Call Option	(78,254)	(5)	1.29	2/2026	-
USDSGD Call Option	(78,485)	(8)	1.29	2/2026	-
USDSGD Call Option	(78,717)	(13)	1.29	2/2026	-
USDSGD Call Option	(78,951)	(18)	1.28	2/2026	-
USDSGD Put Option	(79,185)	(1,021)	1.28	2/2026	-
USDSGD Put Option	(79,657)	(813)	1.28	2/2026	-
USDSGD Call Option	(73,768)	(4)	1.29	2/2026	-
USDSGD Put Option	(79,894)	(714)	1.28	2/2026	-
USDSGD Put Option	(80,133)	(621)	1.27	2/2026	-
USDSGD Put Option	(80,372)	(533)	1.27	2/2026	-
USDSGD Put Option	(80,613)	(452)	1.27	2/2026	-
USDSGD Call Option	(72,954)	-	1.30	2/2026	-
USDSGD Call Option	(73,156)	(1)	1.29	2/2026	-
USDSGD Call Option	(73,359)	(1)	1.29	2/2026	-
USDSGD Call Option	(73,563)	(2)	1.29	2/2026	-
USDSGD Put Option	(78,469)	(673)	1.28	2/2026	-
USDSGD Put Option	(78,700)	(579)	1.27	2/2026	-
USDSGD Put Option	(78,931)	(490)	1.27	2/2026	-
USDSGD Put Option	(71,884)	(187)	1.27	2/2026	-
USDSGD Call Option	(70,372)	(10)	1.28	2/2026	-
USDSGD Call Option	(70,559)	(16)	1.28	2/2026	-
USDSGD Put Option	(70,746)	(585)	1.28	2/2026	-
USDSGD Put Option	(70,934)	(504)	1.27	2/2026	-
USDSGD Put Option	(71,122)	(428)	1.27	2/2026	-
USDSGD Put Option	(71,312)	(357)	1.27	2/2026	-
USDSGD Put Option	(71,502)	(293)	1.27	2/2026	-
USDSGD Put Option	(71,693)	(236)	1.27	2/2026	-
USDSGD Call Option	(68,111)	-	1.29	2/2026	-
USDSGD Put Option	(79,164)	(410)	1.27	2/2026	-
USDSGD Call Option	(68,286)	-	1.29	2/2026	-
USDSGD Call Option	(68,461)	(1)	1.29	2/2026	-
USDSGD Call Option	(68,637)	(1)	1.28	2/2026	-
USDSGD Call Option	(68,813)	(2)	1.28	2/2026	-
USDSGD Call Option	(68,990)	(4)	1.28	2/2026	-
USDSGD Call Option	(69,168)	(7)	1.28	2/2026	-
USDSGD Call Option	(69,347)	(12)	1.28	2/2026	-
USDSGD Put Option	(69,526)	(532)	1.28	2/2026	-
USDSGD Call Option	(70,187)	(6)	1.28	2/2026	-
USDSGD Call Option	(70,002)	(4)	1.28	2/2026	-
USDSGD Call Option	(69,817)	(2)	1.28	2/2026	-
USDSGD Call Option	(69,634)	(1)	1.29	2/2026	-
USDSGD Call Option	(71,457)	-	1.29	2/2026	-
USDSGD Call Option	(71,651)	-	1.29	2/2026	-
USDSGD Call Option	(71,846)	(1)	1.29	2/2026	-
USDSGD Call Option	(72,042)	(1)	1.29	2/2026	-
USDSGD Call Option	(72,238)	(3)	1.29	2/2026	-
USDSGD Call Option	(72,436)	(4)	1.28	2/2026	-
USDSGD Call Option	(72,634)	(7)	1.28	2/2026	-
USDSGD Call Option	(72,833)	(11)	1.28	2/2026	-
USDSGD Put Option	(73,033)	(779)	1.28	2/2026	-
USDSGD Put Option	(73,233)	(689)	1.28	2/2026	-
USDSGD Put Option	(73,435)	(601)	1.28	2/2026	-
USDSGD Put Option	(73,637)	(517)	1.27	2/2026	-
USDSGD Put Option	(73,840)	(438)	1.27	2/2026	-
USDSGD Put Option	(74,044)	(366)	1.27	2/2026	-
USDSGD Put Option	(74,249)	(301)	1.27	2/2026	-
USDSGD Call Option	(69,269)	-	1.29	2/2026	-
USDSGD Call Option	(69,451)	(1)	1.29	2/2026	-
USDSGD Call Option	(77,339)	(1)	1.30	2/2026	-
USDSGD Put Option	(82,103)	(646)	1.27	2/2026	-
USDSGD Call Option	(83,185)	(28)	1.29	2/2026	-
USDSGD Call Option	(82,850)	(27)	1.29	2/2026	-
USDSGD Put Option	(89,671)	(748)	1.27	2/2026	-
USDSGD Put Option	(89,971)	(650)	1.27	2/2026	-
USDSGD Put Option	(90,272)	(561)	1.27	2/2026	-
USDSGD Put Option	(90,575)	(481)	1.27	2/2026	-
USDSGD Call Option	(81,828)	(8)	1.30	2/2026	-
USDSGD Call Option	(82,082)	(11)	1.29	2/2026	-
USDSGD Call Option	(82,337)	(15)	1.29	2/2026	-
USDSGD Call Option	(82,593)	(21)	1.29	2/2026	-
USDSGD Call Option	(83,108)	(36)	1.29	2/2026	-
USDSGD Put Option	(89,076)	(966)	1.28	2/2026	-
USDSGD Call Option	(83,368)	(47)	1.28	2/2026	-
USDSGD Call Option	(83,629)	(60)	1.28	2/2026	-
USDSGD Put Option	(83,891)	(1,071)	1.28	2/2026	-
USDSGD Put Option	(84,155)	(963)	1.28	2/2026	-
USDSGD Put Option	(84,419)	(859)	1.28	2/2026	-
USDSGD Put Option	(84,685)	(760)	1.27	2/2026	-
USDSGD Put Option	(84,952)	(667)	1.27	2/2026	-
USDSGD Put Option	(85,221)	(581)	1.27	2/2026	-
USDSGD Put Option	(89,373)	(854)	1.27	2/2026	-
USDSGD Put Option	(88,781)	(1,084)	1.28	2/2026	-
USDSGD Put Option	(81,853)	(743)	1.28	2/2026	-
USDSGD Put Option	(85,583)	(662)	1.27	2/2026	-
USDSGD Call Option	(83,446)	(36)	1.29	2/2026	-
USDSGD Call Option	(83,709)	(47)	1.29	2/2026	-
USDSGD Call Option	(83,973)	(60)	1.28	2/2026	-
USDSGD Call Option	(84,238)	(76)	1.28	2/2026	-
USDSGD Put Option	(84,505)	(1,060)	1.28	2/2026	-
USDSGD Put Option	(84,773)	(952)	1.28	2/2026	-
USDSGD Put Option	(85,042)	(850)	1.28	2/2026	-
USDSGD Put Option	(85,312)	(753)	1.27	2/2026	-
USDSGD Put Option	(85,856)	(578)	1.27	2/2026	-
USDSGD Call Option	(88,487)	(77)	1.28	2/2026	-
USDSGD Put Option	(86,131)	(502)	1.27	2/2026	-
USDSGD Call Option	(86,471)	(10)	1.30	2/2026	-
USDSGD Call Option	(86,755)	(14)	1.29	2/2026	-
USDSGD Call Option	(87,040)	(19)	1.29	2/2026	-
USDSGD Call Option	(87,327)	(26)	1.29	2/2026	-
USDSGD Call Option	(87,615)	(34)	1.29	2/2026	-
USDSGD Call Option	(87,904)	(45)	1.29	2/2026	-
USDSGD Call Option	(88,195)	(59)	1.28	2/2026	-
USDSGD Put Option	(85,491)	(503)	1.27	2/2026	-
USDSGD Call Option	(83,832)	(4)	1.30	2/2026	-
USDSGD Call Option	(84,099)	(5)	1.30	2/2026	-
USDSGD Call Option	(79,412)	(2)	1.30	2/2026	-
USDSGD Put Option	(81,774)	(1,066)	1.28	2/2026	-
USDSGD Put Option	(82,025)	(957)	1.28	2/2026	-
USDSGD Put Option	(82,276)	(851)	1.28	2/2026	-
USDSGD Put Option	(82,529)	(750)	1.28	2/2026	-
USDSGD Put Option	(82,783)	(654)	1.27	2/2026	-
USDSGD Put Option	(83,038)	(565)	1.27	2/2026	-
USDSGD Call Option	(78,937)	(1)	1.30	2/2026	-
USDSGD Call Option	(79,174)	(1)	1.30	2/2026	-
USDSGD Call Option	(79,651)	(3)	1.29	2/2026	-
USDSGD Call Option	(84,367)	(8)	1.30	2/2026	-
USDSGD Call Option	(79,891)	(5)	1.29	2/2026	-
USDSGD Call Option	(80,132)	(8)	1.29	2/2026	-
USDSGD Call Option	(80,375)	(11)	1.29	2/2026	-
USDSGD Call Option	(80,618)	(16)	1.29	2/2026	-
USDSGD Put Option	(80,863)	(1,172)	1.28	2/2026	-
USDSGD Put Option	(81,109)	(1,060)	1.28	2/2026	-
USDSGD Put Option	(81,356)	(951)	1.28	2/2026	-
USDSGD Put Option	(81,604)	(845)	1.28	2/2026	-
USDSGD Put Option	(81,525)	(1,178)	1.28	2/2026	-
USDSGD Call Option	(81,276)	(22)	1.29	2/2026	-
USDSGD Call Option	(81,029)	(15)	1.29	2/2026	-
USDSGD Call Option	(80,783)	(11)	1.29	2/2026	-
USDSGD Call Option	(84,637)	(11)	1.29	2/2026	-
USDSGD Call Option	(84,908)	(16)	1.29	2/2026	-
USDSGD Call Option	(85,180)	(22)	1.29	2/2026	-
USDSGD Call Option	(85,454)	(30)	1.29	2/2026	-
USDSGD Call Option	(85,728)	(40)	1.28	2/2026	-
USDSGD Put Option	(86,005)	(1,241)	1.28	2/2026	-
USDSGD Put Option	(86,282)	(1,121)	1.28	2/2026	-
USDSGD Put Option	(86,561)	(1,005)	1.28	2/2026	-
USDSGD Put Option	(86,841)	(893)	1.28	2/2026	-
USDSGD Put Option	(87,123)	(786)	1.27	2/2026	-
USDSGD Put Option	(87,406)	(686)	1.27	2/2026	-
USDSGD Put Option	(87,690)	(594)	1.27	2/2026	-
USDSGD Call Option	(79,570)	(1)	1.30	2/2026	-
USDSGD Call Option	(79,811)	(2)	1.30	2/2026	-
USDSGD Call Option	(80,052)	(3)	1.30	2/2026	-
USDSGD Call Option	(80,295)	(5)	1.29	2/2026	-
USDSGD Call Option	(80,538)	(7)	1.29	2/2026	-
USDCNH Put Option	(107,484)	(148)	6.89	3/2026	-
USDCNH Put Option	(107,784)	(120)	6.88	3/2026	-
USDCNH Call Option	(99,838)	(100)	6.99	3/2026	-
USDCNH Call Option	(100,101)	(123)	6.98	3/2026	-
EURPLN Put Option	(62,135)	(115)	4.19	2/2026	-
EURPLN Call Option	(60,726)	(171)	4.23	2/2026	-
EURPLN Call Option	(60,900)	(203)	4.23	2/2026	-
EURPLN Call Option	(61,074)	(241)	4.22	2/2026	-
EURPLN Call Option	(61,249)	(288)	4.22	2/2026	-
EURPLN Call Option	(61,425)	(344)	4.21	2/2026	-
EURPLN Call Option	(61,601)	(410)	4.20	2/2026	-
EURPLN Put Option	(61,778)	(188)	4.20	2/2026	-
EURPLN Put Option	(61,956)	(147)	4.19	2/2026	-
EURPLN Put Option	(62,315)	(89)	4.18	2/2026	-
EURPLN Call Option	(60,382)	(123)	4.25	2/2026	-
EURPLN Put Option	(62,495)	(69)	4.17	2/2026	-
EURPLN Put Option	(62,676)	(53)	4.17	2/2026	-
EURPLN Put Option	(62,858)	(41)	4.16	2/2026	-
EURPLN Call Option	(61,095)	(99)	4.25	2/2026	-
EURPLN Call Option	(61,269)	(117)	4.25	2/2026	-
EURPLN Call Option	(61,444)	(138)	4.24	2/2026	-
EURPLN Call Option	(61,620)	(164)	4.23	2/2026	-
EURPLN Call Option	(61,796)	(196)	4.23	2/2026	-
EURPLN Call Option	(60,554)	(144)	4.24	2/2026	-
EURPLN Put Option	(64,953)	(56)	4.17	2/2026	-
EURPLN Put Option	(64,245)	(352)	4.21	2/2026	-
EURPLN Call Option	(62,849)	(179)	4.24	2/2026	-
EURPLN Put Option	(64,634)	(225)	4.20	2/2026	-
EURPLN Put Option	(64,830)	(176)	4.19	2/2026	-
EURPLN Put Option	(65,026)	(137)	4.19	2/2026	-
EURPLN Put Option	(65,224)	(106)	4.18	2/2026	-
EURPLN Put Option	(65,422)	(82)	4.17	2/2026	-
EURPLN Call Option	(62,293)	(109)	4.25	2/2026	-
EURPLN Call Option	(62,478)	(129)	4.25	2/2026	-
EURPLN Call Option	(62,663)	(152)	4.24	2/2026	-
EURPLN Call Option	(63,036)	(213)	4.23	2/2026	-
EURPLN Put Option	(64,757)	(72)	4.17	2/2026	-
EURPLN Call Option	(63,224)	(254)	4.22	2/2026	-
EURPLN Call Option	(63,413)	(304)	4.22	2/2026	-
EURPLN Call Option	(63,602)	(364)	4.21	2/2026	-
EURPLN Put Option	(63,793)	(255)	4.20	2/2026	-
EURPLN Put Option	(63,984)	(201)	4.20	2/2026	-
EURPLN Put Option	(64,176)	(157)	4.19	2/2026	-
EURPLN Put Option	(64,369)	(121)	4.19	2/2026	-
EURPLN Put Option	(64,563)	(94)	4.18	2/2026	-
EURPLN Call Option	(61,973)	(234)	4.22	2/2026	-
EURPLN Call Option	(62,151)	(281)	4.22	2/2026	-
EURPLN Call Option	(62,330)	(338)	4.21	2/2026	-
EURPLN Put Option	(61,560)	(173)	4.20	2/2026	-
EURPLN Call Option	(60,202)	(101)	4.25	2/2026	-
EURPLN Call Option	(60,369)	(121)	4.24	2/2026	-
EURPLN Call Option	(60,537)	(144)	4.23	2/2026	-
EURPLN Call Option	(60,706)	(173)	4.23	2/2026	-
EURPLN Call Option	(60,875)	(208)	4.22	2/2026	-
EURPLN Call Option	(61,045)	(252)	4.22	2/2026	-
EURPLN Call Option	(61,216)	(305)	4.21	2/2026	-
EURPLN Call Option	(61,387)	(368)	4.20	2/2026	-
EURPLN Put Option	(61,733)	(133)	4.19	2/2026	-
EURPLN Put Option	(62,509)	(234)	4.20	2/2026	-
EURPLN Put Option	(61,906)	(102)	4.19	2/2026	-
EURPLN Put Option	(62,081)	(78)	4.18	2/2026	-
EURPLN Put Option	(62,256)	(59)	4.18	2/2026	-
EURPLN Put Option	(62,432)	(46)	4.17	2/2026	-
EURPLN Put Option	(62,608)	(35)	4.16	2/2026	-
EURPLN Call Option	(60,073)	(53)	4.27	2/2026	-
EURPLN Call Option	(60,240)	(63)	4.26	2/2026	-
EURPLN Call Option	(60,408)	(75)	4.25	2/2026	-
EURPLN Put Option	(63,157)	(53)	4.17	2/2026	-
EURPLN Put Option	(62,975)	(70)	4.18	2/2026	-
EURPLN Put Option	(62,794)	(91)	4.18	2/2026	-
EURPLN Put Option	(62,614)	(119)	4.19	2/2026	-
EURPLN Put Option	(62,690)	(184)	4.20	2/2026	-
EURPLN Put Option	(62,871)	(143)	4.19	2/2026	-
EURPLN Put Option	(63,053)	(110)	4.19	2/2026	-
EURPLN Put Option	(63,235)	(85)	4.18	2/2026	-
EURPLN Put Option	(63,419)	(65)	4.17	2/2026	-
EURPLN Put Option	(63,603)	(50)	4.17	2/2026	-
EURPLN Call Option	(60,681)	(85)	4.25	2/2026	-
EURPLN Call Option	(60,853)	(101)	4.25	2/2026	-
EURPLN Call Option	(61,026)	(119)	4.24	2/2026	-
EURPLN Call Option	(61,199)	(142)	4.24	2/2026	-
EURPLN Call Option	(61,374)	(170)	4.23	2/2026	-
EURPLN Call Option	(61,549)	(204)	4.22	2/2026	-
EURPLN Call Option	(61,724)	(246)	4.22	2/2026	-
EURPLN Call Option	(61,901)	(297)	4.21	2/2026	-
EURPLN Put Option	(62,078)	(253)	4.21	2/2026	-
EURPLN Put Option	(62,256)	(199)	4.20	2/2026	-
EURPLN Put Option	(62,435)	(154)	4.19	2/2026	-
EURPLN Put Option	(64,439)	(283)	4.21	2/2026	-
EURPLN Call Option	(64,052)	(301)	4.22	2/2026	-
EURPLN Call Option	(63,860)	(252)	4.23	2/2026	-
EURPLN Put Option	(64,780)	(150)	4.19	3/2026	-
EURPLN Call Option	(63,249)	(186)	4.24	3/2026	-
EURPLN Call Option	(63,437)	(219)	4.23	3/2026	-
EURPLN Call Option	(63,626)	(259)	4.23	3/2026	-
EURPLN Call Option	(63,816)	(306)	4.22	3/2026	-
EURPLN Call Option	(64,007)	(363)	4.21	3/2026	-
EURPLN Put Option	(64,199)	(299)	4.21	3/2026	-
EURPLN Put Option	(64,392)	(240)	4.20	3/2026	-
EURPLN Put Option	(64,585)	(190)	4.19	3/2026	-
EURPLN Put Option	(64,975)	(117)	4.18	3/2026	-
EURPLN Put Option	(65,171)	(92)	4.18	3/2026	-
EURPLN Put Option	(65,368)	(72)	4.17	3/2026	-
EURPLN Call Option	(62,725)	(95)	4.26	2/2026	-
EURPLN Call Option	(62,912)	(111)	4.26	2/2026	-
EURPLN Call Option	(63,100)	(130)	4.25	2/2026	-
EURPLN Call Option	(63,289)	(152)	4.24	2/2026	-
EURPLN Call Option	(63,478)	(180)	4.24	2/2026	-
EURPLN Call Option	(63,669)	(213)	4.23	2/2026	-
EURPLN Call Option	(63,061)	(159)	4.24	3/2026	-
EURPLN Call Option	(62,874)	(136)	4.25	3/2026	-
EURPLN Call Option	(62,688)	(117)	4.26	3/2026	-
USDCNH Put Option	(93,614)	(64)	6.88	2/2026	-
USDCNH Call Option	(91,830)	(207)	6.95	2/2026	-
USDCNH Call Option	(92,050)	(256)	6.94	2/2026	-
USDCNH Put Option	(92,271)	(237)	6.93	2/2026	-
USDCNH Put Option	(92,493)	(192)	6.92	2/2026	-
USDCNH Put Option	(92,716)	(155)	6.92	2/2026	-
USDCNH Put Option	(92,939)	(125)	6.91	2/2026	-
USDCNH Put Option	(93,163)	(100)	6.90	2/2026	-
USDCNH Put Option	(93,388)	(80)	6.89	2/2026	-
USDCNH Call Option	(92,510)	(35)	7.01	2/2026	-
USDCNH Call Option	(91,392)	(133)	6.97	2/2026	-
USDCNH Call Option	(92,735)	(45)	7.00	2/2026	-
USDCNH Call Option	(92,962)	(57)	7.00	2/2026	-
USDCNH Call Option	(93,189)	(73)	6.99	2/2026	-
USDCNH Call Option	(93,417)	(93)	6.98	2/2026	-
USDCNH Call Option	(93,646)	(118)	6.97	2/2026	-
USDCNH Call Option	(93,875)	(149)	6.96	2/2026	-
USDCNH Call Option	(94,106)	(188)	6.95	2/2026	-
USDCNH Put Option	(94,337)	(311)	6.94	2/2026	-
USDCNH Call Option	(91,611)	(167)	6.96	2/2026	-
USDCNH Call Option	(91,174)	(107)	6.97	2/2026	-
USDCNH Put Option	(86,381)	(127)	6.91	2/2026	-
USDCNH Call Option	(93,324)	(223)	6.95	2/2026	-
USDCNH Put Option	(86,769)	(86)	6.89	2/2026	-
USDCNH Call Option	(91,753)	(47)	7.01	2/2026	-
USDCNH Call Option	(91,975)	(59)	7.00	2/2026	-
USDCNH Call Option	(92,197)	(73)	6.99	2/2026	-
USDCNH Call Option	(92,421)	(92)	6.98	2/2026	-
USDCNH Call Option	(92,645)	(115)	6.97	2/2026	-
USDCNH Call Option	(92,871)	(144)	6.96	2/2026	-
USDCNH Call Option	(93,097)	(180)	6.96	2/2026	-
USDCNH Put Option	(93,551)	(294)	6.94	2/2026	-
USDCNH Call Option	(90,957)	(85)	6.98	2/2026	-
USDCNH Put Option	(93,780)	(241)	6.93	2/2026	-
USDCNH Put Option	(94,009)	(196)	6.92	2/2026	-
USDCNH Put Option	(94,239)	(158)	6.91	2/2026	-
USDCNH Put Option	(94,470)	(128)	6.90	2/2026	-
USDCNH Put Option	(94,702)	(103)	6.90	2/2026	-
USDCNH Put Option	(94,935)	(82)	6.89	2/2026	-
USDCNH Call Option	(90,525)	(54)	7.00	2/2026	-
USDCNH Call Option	(90,741)	(68)	6.99	2/2026	-
USDCNH Put Option	(94,569)	(253)	6.94	2/2026	-
USDCNH Put Option	(94,802)	(203)	6.93	2/2026	-
USDCNH Put Option	(95,036)	(162)	6.92	2/2026	-
USDCNH Put Option	(78,681)	(100)	6.93	2/2026	-
USDCNH Call Option	(77,411)	(33)	6.98	2/2026	-
USDCNH Call Option	(77,568)	(43)	6.97	2/2026	-
USDCNH Call Option	(77,725)	(57)	6.97	2/2026	-
USDCNH Call Option	(77,883)	(74)	6.96	2/2026	-
USDCNH Put Option	(78,042)	(259)	6.95	2/2026	-
USDCNH Put Option	(78,201)	(209)	6.95	2/2026	-
USDCNH Put Option	(78,360)	(166)	6.94	2/2026	-
USDCNH Put Option	(78,520)	(130)	6.93	2/2026	-
USDCNH Put Option	(78,842)	(77)	6.92	2/2026	-
USDCNH Put Option	(95,271)	(129)	6.91	2/2026	-
USDCNH Put Option	(79,003)	(59)	6.91	2/2026	-
USDCNH Call Option	(79,715)	(9)	7.01	2/2026	-
USDCNH Call Option	(79,882)	(12)	7.01	2/2026	-
USDCNH Call Option	(80,050)	(18)	7.00	2/2026	-
USDCNH Call Option	(80,219)	(24)	6.99	2/2026	-
USDCNH Call Option	(80,388)	(33)	6.98	2/2026	-
USDCNH Call Option	(80,557)	(45)	6.98	2/2026	-
USDCNH Call Option	(80,727)	(60)	6.97	2/2026	-
USDCNH Call Option	(77,254)	(25)	6.99	2/2026	-
USDCNH Call Option	(77,098)	(18)	7.00	2/2026	-
USDCNH Call Option	(76,942)	(14)	7.00	2/2026	-
USDCNH Call Option	(76,787)	(10)	7.01	2/2026	-
USDCNH Put Option	(95,507)	(102)	6.90	2/2026	-
USDCNH Put Option	(95,743)	(80)	6.89	2/2026	-
USDCNH Call Option	(77,400)	(16)	7.00	2/2026	-
USDCNH Call Option	(77,558)	(21)	7.00	2/2026	-
USDCNH Call Option	(77,716)	(27)	6.99	2/2026	-
USDCNH Call Option	(77,874)	(35)	6.98	2/2026	-
USDCNH Call Option	(78,033)	(46)	6.98	2/2026	-
USDCNH Call Option	(78,193)	(60)	6.97	2/2026	-
USDCNH Call Option	(78,352)	(78)	6.96	2/2026	-
USDCNH Call Option	(78,513)	(100)	6.96	2/2026	-
USDCNH Put Option	(78,674)	(232)	6.95	2/2026	-
USDCNH Put Option	(78,835)	(186)	6.94	2/2026	-
USDCNH Put Option	(78,997)	(148)	6.93	2/2026	-
USDCNH Put Option	(79,159)	(116)	6.93	2/2026	-
USDCNH Put Option	(79,322)	(90)	6.92	2/2026	-
USDCNH Put Option	(79,486)	(70)	6.91	2/2026	-
USDCNH Put Option	(79,649)	(54)	6.91	2/2026	-
USDCNH Put Option	(86,574)	(104)	6.90	2/2026	-
USDCNH Put Option	(86,188)	(153)	6.91	2/2026	-
USDCNH Call Option	(91,876)	(109)	6.98	3/2026	-
USDCNH Put Option	(109,403)	(198)	6.90	3/2026	-
USDCNH Put Option	(109,714)	(159)	6.89	3/2026	-
USDCNH Put Option	(110,026)	(128)	6.88	3/2026	-
USDCNH Put Option	(110,340)	(102)	6.87	3/2026	-
USDCNH Put Option	(110,655)	(81)	6.86	3/2026	-
USDCNH Put Option	(110,971)	(65)	6.85	3/2026	-
USDCNH Call Option	(91,435)	(73)	7.00	3/2026	-
USDCNH Call Option	(91,655)	(89)	6.99	3/2026	-
USDCNH Call Option	(92,098)	(132)	6.97	3/2026	-
USDCNH Call Option	(108,785)	(481)	6.92	3/2026	-
USDCNH Call Option	(92,321)	(161)	6.97	3/2026	-
USDCNH Call Option	(92,544)	(195)	6.96	3/2026	-
USDCNH Call Option	(92,769)	(237)	6.95	3/2026	-
USDCNH Call Option	(92,994)	(285)	6.94	3/2026	-
USDCNH Put Option	(93,220)	(300)	6.93	3/2026	-
USDCNH Put Option	(93,447)	(250)	6.92	3/2026	-
USDCNH Put Option	(93,674)	(208)	6.92	3/2026	-
USDCNH Put Option	(93,903)	(172)	6.91	3/2026	-
USDCNH Put Option	(109,094)	(246)	6.91	3/2026	-
USDCNH Call Option	(108,478)	(395)	6.93	3/2026	-
USDCNH Put Option	(85,995)	(185)	6.92	2/2026	-
USDCNH Put Option	(102,518)	(190)	6.90	3/2026	-
USDCNH Call Option	(100,366)	(151)	6.98	3/2026	-
USDCNH Call Option	(100,631)	(185)	6.97	3/2026	-
USDCNH Call Option	(100,897)	(226)	6.96	3/2026	-
USDCNH Call Option	(101,165)	(275)	6.95	3/2026	-
USDCNH Call Option	(101,433)	(333)	6.94	3/2026	-
USDCNH Call Option	(101,703)	(401)	6.93	3/2026	-
USDCNH Put Option	(101,974)	(281)	6.92	3/2026	-
USDCNH Put Option	(102,245)	(231)	6.91	3/2026	-
USDCNH Put Option	(102,792)	(156)	6.89	3/2026	-
USDCNH Call Option	(108,173)	(322)	6.94	3/2026	-
USDCNH Put Option	(103,067)	(127)	6.88	3/2026	-
USDCNH Put Option	(103,343)	(103)	6.87	3/2026	-
USDCNH Put Option	(103,620)	(84)	6.87	3/2026	-
USDCNH Call Option	(106,663)	(107)	6.99	3/2026	-
USDCNH Call Option	(106,963)	(134)	6.98	3/2026	-
USDCNH Call Option	(107,263)	(168)	6.97	3/2026	-
USDCNH Call Option	(107,565)	(209)	6.96	3/2026	-
USDCNH Call Option	(107,868)	(260)	6.95	3/2026	-
USDCNH Put Option	(94,132)	(142)	6.90	3/2026	-
USDCNH Put Option	(94,362)	(117)	6.89	3/2026	-
USDCNH Put Option	(94,593)	(96)	6.88	3/2026	-
USDCNH Call Option	(84,106)	(56)	7.00	2/2026	-
USDCNH Call Option	(90,004)	(237)	6.95	3/2026	-
USDCNH Put Option	(90,215)	(296)	6.94	3/2026	-
USDCNH Put Option	(90,427)	(247)	6.93	3/2026	-
USDCNH Put Option	(90,640)	(204)	6.92	3/2026	-
USDCNH Put Option	(90,854)	(169)	6.91	3/2026	-
USDCNH Put Option	(91,069)	(139)	6.90	3/2026	-
USDCNH Put Option	(91,284)	(114)	6.90	3/2026	-
USDCNH Put Option	(91,500)	(93)	6.89	3/2026	-
USDCNH Call Option	(84,292)	(68)	6.99	2/2026	-
USDCNH Call Option	(96,171)	(71)	7.00	3/2026	-
USDCNH Call Option	(84,479)	(83)	6.98	2/2026	-
USDCNH Call Option	(84,666)	(102)	6.98	2/2026	-
USDCNH Call Option	(84,854)	(124)	6.97	2/2026	-
USDCNH Call Option	(85,043)	(151)	6.96	2/2026	-
USDCNH Call Option	(85,232)	(184)	6.95	2/2026	-
USDCNH Call Option	(85,422)	(223)	6.94	2/2026	-
USDCNH Put Option	(85,612)	(266)	6.94	2/2026	-
USDCNH Put Option	(85,803)	(223)	6.93	2/2026	-
USDCNH Call Option	(89,793)	(195)	6.95	3/2026	-
USDCNH Call Option	(89,583)	(160)	6.96	3/2026	-
USDCNH Call Option	(89,374)	(131)	6.97	3/2026	-
USDCNH Call Option	(89,165)	(107)	6.98	3/2026	-
USDCNH Call Option	(96,414)	(88)	6.99	3/2026	-
USDCNH Call Option	(96,659)	(109)	6.98	3/2026	-
USDCNH Call Option	(96,904)	(135)	6.97	3/2026	-
USDCNH Call Option	(97,150)	(166)	6.96	3/2026	-
USDCNH Call Option	(97,397)	(205)	6.96	3/2026	-
USDCNH Call Option	(97,645)	(252)	6.95	3/2026	-
USDCNH Call Option	(97,894)	(308)	6.94	3/2026	-
USDCNH Put Option	(98,144)	(285)	6.93	3/2026	-
USDCNH Put Option	(98,395)	(234)	6.92	3/2026	-
USDCNH Put Option	(98,647)	(191)	6.91	3/2026	-
USDCNH Put Option	(98,900)	(156)	6.90	3/2026	-
USDCNH Put Option	(99,154)	(126)	6.89	3/2026	-
USDCNH Put Option	(99,409)	(102)	6.89	3/2026	-
USDCNH Put Option	(99,665)	(82)	6.88	3/2026	-
USDCNH Call Option	(88,544)	(58)	7.00	3/2026	-
USDCNH Call Option	(88,750)	(71)	6.99	3/2026	-
USDCNH Call Option	(88,957)	(87)	6.99	3/2026	-
USDCNH Call Option	(80,898)	(81)	6.96	2/2026	-
USDCNH Put Option	(81,069)	(232)	6.95	2/2026	-
USDCNH Put Option	(81,240)	(181)	6.95	2/2026	-
USDCNH Put Option	(114,613)	(1)	6.91	2/2026	-
USDCNH Put Option	(113,938)	(11)	6.93	2/2026	-
USDCNH Put Option	(114,275)	(3)	6.92	2/2026	-
USDCNH Put Option	(113,603)	(31)	6.94	2/2026	-
USDCNH Put Option	(81,413)	(138)	6.94	2/2026	-
USDCNH Call Option	(110,010)	-	7.05	2/2026	-
USDCNH Call Option	(86,657)	(23)	6.96	2/2026	-
USDCNH Put Option	(86,854)	(172)	6.96	2/2026	-
USDCNH Put Option	(87,051)	(106)	6.95	2/2026	-
USDCNH Put Option	(87,248)	(60)	6.94	2/2026	-
USDCNH Put Option	(87,447)	(32)	6.93	2/2026	-
USDCNH Put Option	(87,646)	(17)	6.93	2/2026	-
USDCNH Put Option	(87,845)	(9)	6.92	2/2026	-
USDCNH Put Option	(88,046)	(4)	6.91	2/2026	-
USDCNH Call Option	(110,330)	-	7.04	2/2026	-
USDCNH Put Option	(113,269)	(84)	6.95	2/2026	-
USDCNH Call Option	(110,651)	-	7.03	2/2026	-
USDCNH Call Option	(110,973)	-	7.02	2/2026	-
USDCNH Call Option	(111,297)	-	7.01	2/2026	-
USDCNH Call Option	(111,622)	-	7.00	2/2026	-
USDCNH Call Option	(111,948)	(1)	6.99	2/2026	-
USDCNH Call Option	(112,276)	(4)	6.98	2/2026	-
USDCNH Put Option	(112,606)	(336)	6.97	2/2026	-
USDCNH Put Option	(112,937)	(193)	6.96	2/2026	-
USDCNH Call Option	(86,462)	(12)	6.97	2/2026	-
USDCNH Call Option	(86,267)	(6)	6.98	2/2026	-
USDCNH Call Option	(86,072)	(3)	6.99	2/2026	-
USDCNH Put Option	(79,873)	(161)	6.95	2/2026	-
USDCNH Call Option	(78,562)	(6)	7.01	2/2026	-
USDCNH Call Option	(78,724)	(10)	7.00	2/2026	-
USDCNH Call Option	(78,887)	(15)	6.99	2/2026	-
USDCNH Call Option	(79,050)	(21)	6.98	2/2026	-
USDCNH Call Option	(79,214)	(29)	6.98	2/2026	-
USDCNH Call Option	(79,378)	(41)	6.97	2/2026	-
USDCNH Put Option	(79,543)	(272)	6.96	2/2026	-
USDCNH Put Option	(79,708)	(213)	6.96	2/2026	-
USDCNH Put Option	(80,040)	(118)	6.94	2/2026	-
USDCNH Call Option	(77,150)	(22)	6.98	2/2026	-
USDCNH Put Option	(80,206)	(85)	6.93	2/2026	-
USDCNH Put Option	(80,373)	(61)	6.93	2/2026	-
USDCNH Put Option	(80,541)	(43)	6.92	2/2026	-
USDCNH Call Option	(76,226)	(1)	7.02	2/2026	-
USDCNH Call Option	(76,379)	(2)	7.01	2/2026	-
USDCNH Call Option	(76,532)	(4)	7.01	2/2026	-
USDCNH Call Option	(76,686)	(7)	7.00	2/2026	-
USDCNH Call Option	(76,840)	(10)	6.99	2/2026	-
USDCNH Call Option	(78,401)	(4)	7.01	2/2026	-
USDCNH Call Option	(78,240)	(2)	7.02	2/2026	-
USDCNH Put Option	(78,443)	(33)	6.91	2/2026	-
USDCNH Put Option	(78,284)	(46)	6.92	2/2026	-
USDCNH Put Option	(81,585)	(104)	6.93	2/2026	-
USDCNH Put Option	(81,759)	(77)	6.92	2/2026	-
USDCNH Put Option	(81,933)	(57)	6.92	2/2026	-
USDCNH Put Option	(82,107)	(42)	6.91	2/2026	-
USDCNH Call Option	(76,261)	(8)	7.01	2/2026	-
USDCNH Call Option	(76,414)	(11)	7.00	2/2026	-
USDCNH Call Option	(76,567)	(16)	6.99	2/2026	-
USDCNH Call Option	(76,721)	(22)	6.99	2/2026	-
USDCNH Call Option	(76,875)	(30)	6.98	2/2026	-
USDCNH Call Option	(77,029)	(41)	6.97	2/2026	-
USDCNH Call Option	(77,185)	(56)	6.97	2/2026	-
USDCNH Call Option	(77,340)	(75)	6.96	2/2026	-
USDCNH Put Option	(77,496)	(196)	6.95	2/2026	-
USDCNH Put Option	(77,653)	(151)	6.95	2/2026	-
USDCNH Put Option	(77,810)	(114)	6.94	2/2026	-
USDCNH Put Option	(77,967)	(85)	6.93	2/2026	-
USDCNH Put Option	(78,125)	(62)	6.92	2/2026	-
USDCNH Call Option	(76,995)	(15)	6.98	2/2026	-
USDCNH Call Option	(77,306)	(32)	6.97	2/2026	-
USDCNH Call Option	(85,879)	(1)	7.00	2/2026	-
USDCNH Put Option	(85,718)	(199)	6.96	2/2026	-
USDCNH Call Option	(84,205)	-	7.02	2/2026	-
USDCNH Call Option	(84,392)	(1)	7.01	2/2026	-
USDCNH Call Option	(84,579)	(1)	7.01	2/2026	-
USDCNH Call Option	(84,767)	(3)	7.00	2/2026	-
USDCNH Call Option	(84,956)	(5)	6.99	2/2026	-
USDCNH Call Option	(85,146)	(10)	6.98	2/2026	-
USDCNH Call Option	(85,336)	(18)	6.97	2/2026	-
USDCNH Call Option	(85,527)	(30)	6.97	2/2026	-
USDCNH Put Option	(85,910)	(134)	6.95	2/2026	-
USDCNH Put Option	(77,462)	(258)	6.96	2/2026	-
USDCNH Put Option	(86,103)	(84)	6.94	2/2026	-
USDCNH Put Option	(86,296)	(51)	6.94	2/2026	-
USDCNH Put Option	(86,490)	(30)	6.93	2/2026	-
USDCNH Put Option	(86,684)	(18)	6.92	2/2026	-
USDCNH Put Option	(86,880)	(10)	6.91	2/2026	-
USDCNH Call Option	(85,301)	-	7.02	2/2026	-
USDCNH Call Option	(85,493)	-	7.01	2/2026	-
USDCNH Call Option	(85,686)	-	7.00	2/2026	-
USDCNH Put Option	(77,402)	(32)	6.92	2/2026	-
USDCNH Put Option	(77,246)	(48)	6.93	2/2026	-
USDCNH Put Option	(77,092)	(71)	6.94	2/2026	-
USDCNH Put Option	(76,937)	(104)	6.94	2/2026	-
USDCNH Put Option	(77,619)	(200)	6.96	2/2026	-
USDCNH Put Option	(77,776)	(149)	6.95	2/2026	-
USDCNH Put Option	(77,933)	(108)	6.94	2/2026	-
USDCNH Put Option	(78,091)	(76)	6.94	2/2026	-
USDCNH Put Option	(78,250)	(53)	6.93	2/2026	-
USDCNH Put Option	(78,409)	(36)	6.92	2/2026	-
USDCNH Call Option	(75,270)	-	7.02	2/2026	-
USDCNH Call Option	(75,419)	(1)	7.01	2/2026	-
USDCNH Call Option	(75,569)	(2)	7.01	2/2026	-
USDCNH Call Option	(75,719)	(4)	7.00	2/2026	-
USDCNH Call Option	(75,870)	(6)	6.99	2/2026	-
USDCNH Call Option	(76,021)	(9)	6.99	2/2026	-
USDCNH Call Option	(76,173)	(15)	6.98	2/2026	-
USDCNH Call Option	(76,325)	(22)	6.97	2/2026	-
USDCNH Put Option	(76,477)	(259)	6.97	2/2026	-
USDCNH Put Option	(76,630)	(200)	6.96	2/2026	-
USDCNH Put Option	(76,783)	(147)	6.95	2/2026	-
USDKRW Put Option	(151,091)	(939)	1,432.05	2/2026	-
USDKRW Call Option	(142,502)	(116)	1,474.58	2/2026	-
USDKRW Call Option	(143,535)	(168)	1,469.26	2/2026	-
USDKRW Put Option	(144,579)	(2,987)	1,463.95	2/2026	(0.01)
USDKRW Put Option	(145,635)	(2,567)	1,458.63	2/2026	(0.01)
USDKRW Put Option	(146,702)	(2,171)	1,453.32	2/2026	(0.01)
USDKRW Put Option	(147,781)	(1,806)	1,448.00	2/2026	(0.01)
USDKRW Put Option	(148,872)	(1,477)	1,442.69	2/2026	-
USDKRW Put Option	(149,975)	(1,187)	1,437.37	2/2026	-
USDKRW Call Option	(126,144)	(2)	1,512.09	2/2026	-
USDKRW Call Option	(140,470)	(52)	1,485.21	2/2026	-
USDKRW Call Option	(126,977)	(4)	1,507.12	2/2026	-
USDKRW Call Option	(127,819)	(7)	1,502.15	2/2026	-
USDKRW Call Option	(128,669)	(12)	1,497.18	2/2026	-
USDKRW Call Option	(129,527)	(19)	1,492.22	2/2026	-
USDKRW Call Option	(130,394)	(31)	1,487.25	2/2026	-
USDKRW Call Option	(131,269)	(49)	1,482.28	2/2026	-
USDKRW Call Option	(132,154)	(73)	1,477.31	2/2026	-
USDKRW Put Option	(133,047)	(3,406)	1,472.34	2/2026	(0.01)
USDKRW Call Option	(141,481)	(78)	1,479.89	2/2026	-
USDKRW Call Option	(139,470)	(33)	1,490.52	2/2026	-
USDKRW Put Option	(139,941)	(2,089)	1,450.90	2/2026	(0.01)
USDKRW Call Option	(145,538)	(218)	1,472.38	2/2026	-
USDKRW Put Option	(141,918)	(1,505)	1,440.75	2/2026	-
USDKRW Call Option	(138,256)	(15)	1,510.66	2/2026	-
USDKRW Call Option	(139,262)	(23)	1,505.19	2/2026	-
USDKRW Call Option	(140,280)	(36)	1,499.72	2/2026	-
USDKRW Call Option	(141,308)	(55)	1,494.25	2/2026	-
USDKRW Call Option	(142,348)	(79)	1,488.78	2/2026	-
USDKRW Call Option	(143,400)	(113)	1,483.31	2/2026	-
USDKRW Call Option	(144,463)	(157)	1,477.85	2/2026	-
USDKRW Put Option	(146,625)	(3,402)	1,466.91	2/2026	(0.01)
USDKRW Call Option	(138,480)	(20)	1,495.84	2/2026	-
USDKRW Put Option	(147,724)	(2,968)	1,461.44	2/2026	(0.01)
USDKRW Put Option	(148,836)	(2,557)	1,455.97	2/2026	(0.01)
USDKRW Put Option	(149,960)	(2,172)	1,450.51	2/2026	(0.01)
USDKRW Put Option	(151,097)	(1,820)	1,445.04	2/2026	(0.01)
USDKRW Put Option	(152,248)	(1,505)	1,439.57	2/2026	-
USDKRW Put Option	(153,411)	(1,227)	1,434.10	2/2026	-
USDKRW Call Option	(136,533)	(7)	1,506.47	2/2026	-
USDKRW Call Option	(137,501)	(12)	1,501.15	2/2026	-
USDKRW Put Option	(133,950)	(3,013)	1,467.37	2/2026	(0.01)
USDKRW Put Option	(134,862)	(2,632)	1,462.40	2/2026	(0.01)
USDKRW Put Option	(135,783)	(2,266)	1,457.44	2/2026	(0.01)
USDKRW Put Option	(134,088)	(1,287)	1,444.82	2/2026	-
USDKRW Call Option	(127,159)	(23)	1,483.66	2/2026	-
USDKRW Call Option	(127,995)	(38)	1,478.81	2/2026	-
USDKRW Call Option	(128,840)	(60)	1,473.95	2/2026	-
USDKRW Call Option	(129,693)	(92)	1,469.09	2/2026	-
USDKRW Put Option	(130,554)	(2,607)	1,464.24	2/2026	(0.01)
USDKRW Put Option	(131,425)	(2,245)	1,459.38	2/2026	(0.01)
USDKRW Put Option	(132,303)	(1,900)	1,454.53	2/2026	(0.01)
USDKRW Put Option	(133,191)	(1,579)	1,449.67	2/2026	-
USDKRW Put Option	(134,994)	(1,029)	1,439.96	2/2026	-
USDKRW Put Option	(136,713)	(1,922)	1,452.47	2/2026	(0.01)
USDKRW Put Option	(135,909)	(808)	1,435.11	2/2026	-
USDKRW Call Option	(124,805)	(6)	1,491.17	2/2026	-
USDKRW Call Option	(125,617)	(11)	1,486.34	2/2026	-
USDKRW Call Option	(126,438)	(20)	1,481.51	2/2026	-
USDKRW Call Option	(127,266)	(34)	1,476.68	2/2026	-
USDKRW Call Option	(128,102)	(55)	1,471.85	2/2026	-
USDKRW Call Option	(128,947)	(86)	1,467.02	2/2026	-
USDKRW Call Option	(129,801)	(132)	1,462.19	2/2026	-
USDKRW Call Option	(126,330)	(14)	1,488.52	2/2026	-
USDKRW Call Option	(125,510)	(8)	1,493.37	2/2026	-
USDKRW Call Option	(124,698)	(4)	1,498.23	2/2026	-
USDKRW Call Option	(123,894)	(2)	1,503.08	2/2026	-
USDKRW Put Option	(137,653)	(1,604)	1,447.50	2/2026	-
USDKRW Put Option	(138,603)	(1,317)	1,442.53	2/2026	-
USDKRW Call Option	(123,798)	(3)	1,506.91	2/2026	-
USDKRW Call Option	(124,601)	(5)	1,502.05	2/2026	-
USDKRW Call Option	(125,411)	(8)	1,497.19	2/2026	-
USDKRW Call Option	(126,230)	(14)	1,492.33	2/2026	-
USDKRW Call Option	(127,056)	(23)	1,487.47	2/2026	-
USDKRW Call Option	(127,891)	(36)	1,482.60	2/2026	-
USDKRW Call Option	(128,734)	(56)	1,477.74	2/2026	-
USDKRW Call Option	(129,585)	(84)	1,472.88	2/2026	-
USDKRW Put Option	(130,445)	(2,938)	1,468.02	2/2026	(0.01)
USDKRW Put Option	(131,313)	(2,569)	1,463.16	2/2026	(0.01)
USDKRW Put Option	(132,190)	(2,213)	1,458.30	2/2026	(0.01)
USDKRW Put Option	(133,076)	(1,877)	1,453.43	2/2026	(0.01)
USDKRW Put Option	(133,971)	(1,565)	1,448.57	2/2026	-
USDKRW Put Option	(134,874)	(1,283)	1,443.71	2/2026	-
USDKRW Put Option	(135,787)	(1,033)	1,438.85	2/2026	-
USDKRW Put Option	(140,925)	(1,783)	1,445.83	2/2026	(0.01)
USDKRW Put Option	(138,968)	(2,420)	1,455.97	2/2026	(0.01)
USDKRW Put Option	(131,533)	(1,704)	1,452.54	2/2026	-
USDKRW Call Option	(144,201)	(106)	1,492.16	2/2026	-
USDKRW Put Option	(180,658)	(1,271)	1,426.15	2/2026	-
USDKRW Put Option	(182,273)	(1,008)	1,419.82	2/2026	-
USDKRW Put Option	(183,909)	(791)	1,413.48	2/2026	-
USDKRW Put Option	(185,568)	(614)	1,407.15	2/2026	-
USDKRW Put Option	(187,250)	(472)	1,400.82	2/2026	-
USDKRW Put Option	(188,954)	(359)	1,394.49	2/2026	-
USDKRW Call Option	(142,093)	(54)	1,503.19	2/2026	-
USDKRW Call Option	(143,141)	(77)	1,497.67	2/2026	-
USDKRW Call Option	(145,272)	(144)	1,486.65	2/2026	-
USDKRW Call Option	(177,491)	(1,608)	1,438.81	2/2026	-
USDKRW Call Option	(146,355)	(194)	1,481.14	2/2026	-
USDKRW Call Option	(147,451)	(258)	1,475.62	2/2026	-
USDKRW Call Option	(148,559)	(342)	1,470.11	2/2026	-
USDKRW Call Option	(149,679)	(447)	1,464.60	2/2026	-
USDKRW Put Option	(150,812)	(2,974)	1,459.09	2/2026	(0.01)
USDKRW Put Option	(151,958)	(2,576)	1,453.57	2/2026	(0.01)
USDKRW Put Option	(153,118)	(2,205)	1,448.06	2/2026	(0.01)
USDKRW Put Option	(154,290)	(1,867)	1,442.55	2/2026	(0.01)
USDKRW Put Option	(179,064)	(1,585)	1,432.48	2/2026	-
USDKRW Call Option	(175,939)	(1,255)	1,445.15	2/2026	-
USDKRW Put Option	(138,005)	(2,773)	1,461.04	2/2026	(0.01)
USDKRW Put Option	(153,895)	(1,264)	1,429.56	2/2026	-
USDKRW Call Option	(144,488)	(292)	1,475.36	2/2026	-
USDKRW Call Option	(145,616)	(384)	1,469.63	2/2026	-
USDKRW Call Option	(146,758)	(499)	1,463.91	2/2026	-
USDKRW Call Option	(147,912)	(644)	1,458.18	2/2026	-
USDKRW Call Option	(149,081)	(822)	1,452.46	2/2026	-
USDKRW Call Option	(150,263)	(1,039)	1,446.73	2/2026	-
USDKRW Put Option	(151,459)	(1,827)	1,441.01	2/2026	(0.01)
USDKRW Put Option	(152,670)	(1,528)	1,435.28	2/2026	-
USDKRW Put Option	(155,135)	(1,036)	1,423.83	2/2026	-
USDKRW Call Option	(174,408)	(965)	1,451.48	2/2026	-
USDKRW Put Option	(156,390)	(842)	1,418.11	2/2026	-
USDKRW Put Option	(157,661)	(679)	1,412.38	2/2026	-
USDKRW Put Option	(158,947)	(542)	1,406.65	2/2026	-
USDKRW Call Option	(167,041)	(215)	1,483.14	2/2026	-
USDKRW Call Option	(168,476)	(297)	1,476.81	2/2026	-
USDKRW Call Option	(169,930)	(406)	1,470.47	2/2026	-
USDKRW Call Option	(171,404)	(548)	1,464.14	2/2026	-
USDKRW Call Option	(172,896)	(732)	1,457.81	2/2026	-
USDKRW Put Option	(155,476)	(1,563)	1,437.04	2/2026	-
USDKRW Put Option	(156,676)	(1,294)	1,431.52	2/2026	-
USDKRW Put Option	(157,890)	(1,061)	1,426.01	2/2026	-
USDKRW Call Option	(128,902)	(16)	1,511.75	2/2026	-
USDKRW Call Option	(148,700)	(310)	1,469.31	2/2026	-
USDKRW Put Option	(149,816)	(3,273)	1,463.83	2/2026	(0.01)
USDKRW Put Option	(150,944)	(2,850)	1,458.35	2/2026	(0.01)
USDKRW Put Option	(152,085)	(2,452)	1,452.87	2/2026	(0.01)
USDKRW Put Option	(153,238)	(2,083)	1,447.39	2/2026	(0.01)
USDKRW Put Option	(154,405)	(1,748)	1,441.91	2/2026	-
USDKRW Put Option	(155,586)	(1,449)	1,436.43	2/2026	-
USDKRW Put Option	(156,780)	(1,188)	1,430.95	2/2026	-
USDKRW Call Option	(129,771)	(24)	1,506.68	2/2026	-
USDKRW Call Option	(138,701)	(34)	1,507.55	2/2026	-
USDKRW Call Option	(130,649)	(35)	1,501.61	2/2026	-
USDKRW Call Option	(131,536)	(51)	1,496.54	2/2026	-
USDKRW Call Option	(132,432)	(72)	1,491.47	2/2026	-
USDKRW Call Option	(133,337)	(98)	1,486.39	2/2026	-
USDKRW Call Option	(134,251)	(133)	1,481.32	2/2026	-
USDKRW Call Option	(135,175)	(178)	1,476.25	2/2026	-
USDKRW Put Option	(136,109)	(3,527)	1,471.18	2/2026	(0.01)
USDKRW Put Option	(137,052)	(3,143)	1,466.11	2/2026	(0.01)
USDKRW Call Option	(147,597)	(231)	1,474.79	2/2026	-
USDKRW Call Option	(146,506)	(170)	1,480.27	2/2026	-
USDKRW Call Option	(145,427)	(124)	1,485.75	2/2026	-
USDKRW Call Option	(144,360)	(90)	1,491.23	2/2026	-
USDKRW Call Option	(139,704)	(50)	1,502.13	2/2026	-
USDKRW Call Option	(140,719)	(71)	1,496.70	2/2026	-
USDKRW Call Option	(141,744)	(99)	1,491.28	2/2026	-
USDKRW Call Option	(142,781)	(134)	1,485.85	2/2026	-
USDKRW Call Option	(143,829)	(181)	1,480.43	2/2026	-
USDKRW Call Option	(144,889)	(243)	1,475.01	2/2026	-
USDKRW Call Option	(145,961)	(322)	1,469.58	2/2026	-
USDKRW Put Option	(147,044)	(3,270)	1,464.16	2/2026	(0.01)
USDKRW Put Option	(148,140)	(2,861)	1,458.73	2/2026	(0.01)
USDKRW Put Option	(149,248)	(2,475)	1,453.31	2/2026	(0.01)
USDKRW Put Option	(150,368)	(2,116)	1,447.88	2/2026	(0.01)
USDKRW Put Option	(151,501)	(1,788)	1,442.46	2/2026	(0.01)
USDKRW Put Option	(152,647)	(1,494)	1,437.03	2/2026	-
USDKRW Put Option	(153,806)	(1,235)	1,431.61	2/2026	-
USDKRW Call Option	(141,229)	(29)	1,507.67	2/2026	-
USDKRW Call Option	(142,262)	(43)	1,502.19	2/2026	-
USDKRW Call Option	(143,305)	(63)	1,496.71	2/2026	-
USDKRW Call Option	(130,662)	(198)	1,457.37	2/2026	-
USDKRW Put Option	(132,412)	(1,393)	1,447.71	2/2026	-
USDKRW Put Option	(133,299)	(1,115)	1,442.88	2/2026	-
USDKRW Put Option	(127,891)	(381)	1,429.19	2/2026	-
USDKRW Call Option	(121,590)	(46)	1,465.75	2/2026	-
USDKRW Call Option	(122,352)	(76)	1,461.18	2/2026	-
USDKRW Call Option	(123,121)	(123)	1,456.61	2/2026	-
USDKRW Call Option	(123,897)	(193)	1,452.04	2/2026	-
USDKRW Call Option	(124,681)	(291)	1,447.47	2/2026	-
USDKRW Put Option	(125,472)	(930)	1,442.90	2/2026	-
USDKRW Put Option	(126,270)	(709)	1,438.33	2/2026	-
USDKRW Put Option	(127,077)	(526)	1,433.76	2/2026	-
USDKRW Put Option	(128,713)	(270)	1,424.62	2/2026	-
USDKRW Call Option	(120,088)	(15)	1,474.90	2/2026	-
USDKRW Put Option	(129,543)	(186)	1,420.05	2/2026	-
USDKRW Put Option	(130,380)	(126)	1,415.48	2/2026	-
USDKRW Call Option	(122,387)	(4)	1,477.61	2/2026	-
USDKRW Call Option	(123,168)	(9)	1,472.92	2/2026	-
USDKRW Call Option	(123,957)	(18)	1,468.23	2/2026	-
USDKRW Call Option	(124,753)	(35)	1,463.53	2/2026	-
USDKRW Call Option	(125,557)	(65)	1,458.84	2/2026	-
USDKRW Call Option	(126,369)	(114)	1,454.14	2/2026	-
USDKRW Call Option	(120,835)	(27)	1,470.33	2/2026	-
USDKRW Call Option	(119,347)	(8)	1,479.47	2/2026	-
USDKRW Call Option	(125,692)	(96)	1,462.72	2/2026	-
USDKRW Put Option	(134,196)	(873)	1,438.05	2/2026	-
USDKRW Put Option	(135,102)	(670)	1,433.22	2/2026	-
USDKRW Put Option	(136,017)	(504)	1,428.39	2/2026	-
USDKRW Put Option	(136,942)	(372)	1,423.56	2/2026	-
USDKRW Call Option	(122,531)	(12)	1,481.46	2/2026	-
USDKRW Call Option	(123,310)	(22)	1,476.78	2/2026	-
USDKRW Call Option	(124,096)	(37)	1,472.09	2/2026	-
USDKRW Call Option	(124,890)	(61)	1,467.40	2/2026	-
USDKRW Call Option	(126,501)	(149)	1,458.03	2/2026	-
USDKRW Put Option	(134,149)	(177)	1,415.86	2/2026	-
USDKRW Call Option	(127,318)	(224)	1,453.35	2/2026	-
USDKRW Call Option	(128,143)	(328)	1,448.66	2/2026	-
USDKRW Put Option	(128,976)	(1,083)	1,443.97	2/2026	-
USDKRW Put Option	(129,817)	(845)	1,439.29	2/2026	-
USDKRW Put Option	(130,667)	(644)	1,434.60	2/2026	-
USDKRW Put Option	(131,524)	(481)	1,429.92	2/2026	-
USDKRW Put Option	(132,391)	(351)	1,425.23	2/2026	-
USDKRW Put Option	(133,266)	(252)	1,420.54	2/2026	-
USDKRW Call Option	(127,189)	(191)	1,449.45	2/2026	-
USDKRW Call Option	(128,017)	(306)	1,444.76	2/2026	-
USDKRW Put Option	(128,853)	(727)	1,440.06	2/2026	-
USDKRW Put Option	(143,354)	(249)	1,432.46	2/2026	-
USDKRW Call Option	(135,327)	-	1,474.33	2/2026	-
USDKRW Call Option	(136,293)	(1)	1,469.10	2/2026	-
USDKRW Call Option	(137,269)	(3)	1,463.87	2/2026	-
USDKRW Call Option	(138,256)	(10)	1,458.63	2/2026	-
USDKRW Call Option	(139,253)	(32)	1,453.40	2/2026	-
USDKRW Call Option	(140,262)	(86)	1,448.16	2/2026	-
USDKRW Call Option	(141,281)	(200)	1,442.93	2/2026	-
USDKRW Put Option	(142,312)	(458)	1,437.70	2/2026	-
USDKRW Put Option	(144,407)	(125)	1,427.23	2/2026	-
USDKRW Put Option	(129,697)	(520)	1,435.37	2/2026	-
USDKRW Put Option	(145,472)	(58)	1,421.99	2/2026	-
USDKRW Put Option	(146,549)	(24)	1,416.76	2/2026	-
USDKRW Put Option	(147,638)	(8)	1,411.53	2/2026	-
USDKRW Put Option	(148,739)	(2)	1,406.29	2/2026	-
USDKRW Call Option	(134,371)	-	1,479.57	2/2026	-
USDKRW Put Option	(142,734)	(28)	1,411.32	2/2026	-
USDKRW Put Option	(141,723)	(58)	1,416.34	2/2026	-
USDKRW Put Option	(140,723)	(108)	1,421.37	2/2026	-
USDKRW Put Option	(130,549)	(360)	1,430.68	2/2026	-
USDKRW Put Option	(131,410)	(241)	1,425.98	2/2026	-
USDKRW Put Option	(132,279)	(156)	1,421.29	2/2026	-
USDKRW Put Option	(133,157)	(98)	1,416.59	2/2026	-
USDKRW Put Option	(134,044)	(58)	1,411.90	2/2026	-
USDKRW Call Option	(129,505)	-	1,481.65	2/2026	-
USDKRW Call Option	(130,388)	(1)	1,476.63	2/2026	-
USDKRW Call Option	(131,280)	(3)	1,471.60	2/2026	-
USDKRW Call Option	(132,180)	(9)	1,466.58	2/2026	-
USDKRW Call Option	(133,091)	(22)	1,461.56	2/2026	-
USDKRW Call Option	(134,010)	(50)	1,456.53	2/2026	-
USDKRW Call Option	(134,940)	(103)	1,451.51	2/2026	-
USDKRW Call Option	(135,879)	(197)	1,446.48	2/2026	-
USDKRW Put Option	(136,827)	(757)	1,441.46	2/2026	-
USDKRW Put Option	(137,786)	(503)	1,436.44	2/2026	-
USDKRW Put Option	(138,755)	(317)	1,431.41	2/2026	-
USDKRW Put Option	(139,734)	(190)	1,426.39	2/2026	-
USDKRW Call Option	(143,374)	(221)	1,481.08	2/2026	-
USDKRW Call Option	(142,271)	(165)	1,486.81	2/2026	-
USDKRW Put Option	(184,254)	(203)	1,378.03	3/2026	-
USDKRW Put Option	(182,582)	(267)	1,384.32	3/2026	-
USDKRW Call Option	(146,076)	(332)	1,477.94	3/2026	-
USDKRW Call Option	(147,258)	(430)	1,471.99	3/2026	-
USDKRW Call Option	(148,455)	(552)	1,466.05	3/2026	-
USDKRW Call Option	(167,047)	(1,202)	1,447.26	3/2026	-
USDKRW Put Option	(155,152)	(623)	1,407.34	3/2026	-
USDKRW Put Option	(156,433)	(501)	1,401.57	3/2026	-
USDKRW Put Option	(157,731)	(401)	1,395.79	3/2026	-
USDKRW Put Option	(159,044)	(317)	1,390.01	3/2026	-
USDKRW Put Option	(160,375)	(250)	1,384.24	3/2026	-
USDKRW Call Option	(162,772)	(555)	1,466.15	3/2026	-
USDKRW Call Option	(164,178)	(726)	1,459.85	3/2026	-
USDKRW Call Option	(165,603)	(939)	1,453.56	3/2026	-
USDKRW Call Option	(168,509)	(1,519)	1,440.97	3/2026	-
USDKRW Call Option	(149,666)	(703)	1,460.10	3/2026	-
USDKRW Call Option	(169,991)	(1,894)	1,434.68	3/2026	(0.01)
USDKRW Call Option	(171,492)	(2,328)	1,428.38	3/2026	(0.01)
USDKRW Call Option	(173,014)	(2,820)	1,422.09	3/2026	(0.01)
USDKRW Put Option	(174,555)	(928)	1,415.79	3/2026	-
USDKRW Put Option	(176,118)	(737)	1,409.50	3/2026	-
USDKRW Put Option	(177,701)	(580)	1,403.21	3/2026	-
USDKRW Put Option	(179,306)	(452)	1,396.91	3/2026	-
USDKRW Put Option	(180,933)	(349)	1,390.62	3/2026	-
USDKRW Put Option	(153,886)	(769)	1,413.12	3/2026	-
USDKRW Put Option	(152,635)	(941)	1,418.90	3/2026	-
USDKRW Call Option	(151,400)	(2,321)	1,424.67	3/2026	(0.01)
USDKRW Call Option	(150,180)	(1,943)	1,430.45	3/2026	(0.01)
USDKRW Call Option	(150,892)	(889)	1,454.16	3/2026	-
USDKRW Call Option	(152,134)	(1,112)	1,448.21	3/2026	-
USDKRW Call Option	(153,391)	(1,378)	1,442.27	3/2026	-
USDKRW Call Option	(154,663)	(1,688)	1,436.32	3/2026	-
USDKRW Put Option	(155,951)	(1,466)	1,430.38	3/2026	-
USDKRW Put Option	(157,256)	(1,215)	1,424.43	3/2026	-
USDKRW Put Option	(158,576)	(999)	1,418.49	3/2026	-
USDKRW Put Option	(159,914)	(815)	1,412.54	3/2026	-
USDKRW Put Option	(161,269)	(659)	1,406.60	3/2026	-
USDKRW Put Option	(162,640)	(529)	1,400.65	3/2026	-
USDKRW Put Option	(164,030)	(422)	1,394.71	3/2026	-
USDKRW Call Option	(143,158)	(533)	1,465.11	3/2026	-
USDKRW Call Option	(144,294)	(677)	1,459.33	3/2026	-
USDKRW Call Option	(145,443)	(852)	1,453.55	3/2026	-
USDKRW Call Option	(146,606)	(1,064)	1,447.78	3/2026	-
USDKRW Call Option	(147,783)	(1,315)	1,442.00	3/2026	-
USDKRW Call Option	(148,974)	(1,607)	1,436.23	3/2026	-
USDINR Call Option	(81,659)	(990)	90.85	2/2026	-
USDINR Put Option	(74,745)	-	89.63	2/2026	-
USDINR Put Option	(75,003)	-	89.48	2/2026	-
USDINR Put Option	(75,262)	-	89.32	2/2026	-
USDINR Put Option	(75,523)	-	89.17	2/2026	-
USDINR Call Option	(80,427)	(393)	91.54	2/2026	-
USDINR Call Option	(80,733)	(534)	91.37	2/2026	-
USDINR Call Option	(81,040)	(682)	91.19	2/2026	-
USDINR Call Option	(81,349)	(834)	91.02	2/2026	-
USDINR Call Option	(81,972)	(1,148)	90.67	2/2026	-
USDINR Put Option	(74,232)	-	89.94	2/2026	-
USDINR Call Option	(82,286)	(1,307)	90.50	2/2026	-
USDINR Call Option	(82,602)	(1,468)	90.33	2/2026	-
USDINR Put Option	(82,920)	-	90.15	2/2026	-
USDINR Put Option	(83,240)	-	89.98	2/2026	-
USDINR Put Option	(83,562)	-	89.81	2/2026	-
USDINR Put Option	(83,885)	-	89.63	2/2026	-
USDINR Put Option	(84,210)	-	89.46	2/2026	-
USDINR Put Option	(84,538)	-	89.29	2/2026	-
USDINR Put Option	(74,488)	-	89.79	2/2026	-
USDINR Put Option	(73,978)	-	90.09	2/2026	-
USDINR Call Option	(70,156)	(594)	91.23	2/2026	-
USDINR Put Option	(72,514)	-	89.73	2/2026	-
USDINR Call Option	(70,619)	(811)	90.93	2/2026	-
USDINR Call Option	(70,851)	(925)	90.78	2/2026	-
USDINR Call Option	(71,086)	(1,041)	90.63	2/2026	-
USDINR Call Option	(71,321)	(1,159)	90.48	2/2026	-
USDINR Put Option	(71,557)	(1)	90.33	2/2026	-
USDINR Put Option	(71,795)	-	90.18	2/2026	-
USDINR Put Option	(72,033)	-	90.03	2/2026	-
USDINR Put Option	(72,273)	-	89.88	2/2026	-
USDINR Put Option	(72,757)	-	89.58	2/2026	-
USDINR Call Option	(73,725)	(1,376)	90.25	2/2026	-
USDINR Put Option	(73,000)	-	89.43	2/2026	-
USDINR Call Option	(71,991)	(519)	91.33	2/2026	-
USDINR Call Option	(72,235)	(633)	91.18	2/2026	-
USDINR Call Option	(72,480)	(751)	91.02	2/2026	-
USDINR Call Option	(72,727)	(872)	90.87	2/2026	-
USDINR Call Option	(72,974)	(996)	90.71	2/2026	-
USDINR Call Option	(73,223)	(1,121)	90.56	2/2026	-
USDINR Call Option	(73,474)	(1,248)	90.40	2/2026	-
USDINR Put Option	(84,867)	-	89.11	2/2026	-
USDINR Call Option	(70,387)	(700)	91.08	2/2026	-
USDINR Call Option	(69,927)	(492)	91.38	2/2026	-
USDINR Call Option	(79,632)	(1,438)	90.36	2/2026	-
USDINR Put Option	(82,289)	(1)	89.20	2/2026	-
USDINR Call Option	(77,613)	(530)	91.52	2/2026	-
USDINR Call Option	(77,897)	(640)	91.36	2/2026	-
USDINR Call Option	(78,182)	(759)	91.19	2/2026	-
USDINR Call Option	(78,469)	(885)	91.02	2/2026	-
USDINR Call Option	(78,757)	(1,018)	90.86	2/2026	-
USDINR Call Option	(79,047)	(1,154)	90.69	2/2026	-
USDINR Call Option	(79,339)	(1,294)	90.52	2/2026	-
USDINR Put Option	(79,927)	(7)	90.19	2/2026	-
USDINR Put Option	(81,674)	(2)	89.54	2/2026	-
USDINR Put Option	(80,223)	(4)	90.02	2/2026	-
USDINR Put Option	(80,521)	(3)	89.85	2/2026	-
USDINR Put Option	(80,821)	(1)	89.69	2/2026	-
USDINR Put Option	(81,122)	(1)	89.52	2/2026	-
USDINR Put Option	(81,425)	-	89.35	2/2026	-
USDINR Put Option	(81,730)	-	89.19	2/2026	-
USDINR Call Option	(75,739)	(678)	91.25	2/2026	-
USDINR Call Option	(76,008)	(796)	91.09	2/2026	-
USDINR Put Option	(81,980)	(1)	89.37	2/2026	-
USDINR Put Option	(81,369)	(3)	89.71	2/2026	-
USDINR Call Option	(69,698)	(397)	91.52	2/2026	-
USDINR Call Option	(78,122)	(562)	91.55	2/2026	-
USDINR Call Option	(79,582)	(1,369)	90.49	2/2026	-
USDINR Put Option	(79,876)	(21)	90.32	2/2026	-
USDINR Put Option	(80,172)	(15)	90.15	2/2026	-
USDINR Put Option	(80,469)	(10)	89.99	2/2026	-
USDINR Put Option	(80,768)	(6)	89.82	2/2026	-
USDINR Put Option	(81,069)	(4)	89.65	2/2026	-
USDINR Put Option	(81,371)	(3)	89.49	2/2026	-
USDINR Put Option	(81,675)	(2)	89.32	2/2026	-
USDINR Call Option	(78,409)	(671)	91.38	2/2026	-
USDINR Put Option	(81,065)	(5)	89.87	2/2026	-
USDINR Call Option	(78,698)	(788)	91.21	2/2026	-
USDINR Call Option	(78,988)	(914)	91.05	2/2026	-
USDINR Call Option	(79,280)	(1,045)	90.88	2/2026	-
USDINR Call Option	(79,573)	(1,181)	90.71	2/2026	-
USDINR Call Option	(79,868)	(1,321)	90.54	2/2026	-
USDINR Call Option	(80,165)	(1,465)	90.38	2/2026	-
USDINR Put Option	(80,463)	(13)	90.21	2/2026	-
USDINR Put Option	(80,763)	(9)	90.04	2/2026	-
USDINR Call Option	(76,278)	(920)	90.93	2/2026	-
USDINR Call Option	(76,550)	(1,048)	90.77	2/2026	-
USDINR Call Option	(76,823)	(1,179)	90.60	2/2026	-
USDINR Call Option	(70,843)	(992)	90.71	2/2026	-
USDINR Put Option	(74,267)	-	89.44	2/2026	-
USDINR Put Option	(74,520)	-	89.29	2/2026	-
USDINR Put Option	(74,774)	-	89.14	2/2026	-
USDINR Call Option	(69,694)	(465)	91.45	2/2026	-
USDINR Call Option	(69,922)	(561)	91.30	2/2026	-
USDINR Call Option	(70,150)	(663)	91.16	2/2026	-
USDINR Call Option	(70,380)	(769)	91.01	2/2026	-
USDINR Call Option	(70,611)	(879)	90.86	2/2026	-
USDINR Call Option	(71,076)	(1,106)	90.56	2/2026	-
USDINR Call Option	(77,098)	(1,313)	90.44	2/2026	-
USDINR Call Option	(71,311)	(1,223)	90.41	2/2026	-
USDINR Put Option	(71,546)	(2)	90.26	2/2026	-
USDINR Put Option	(71,783)	(1)	90.11	2/2026	-
USDINR Put Option	(72,020)	-	89.96	2/2026	-
USDINR Put Option	(72,259)	-	89.82	2/2026	-
USDINR Put Option	(72,500)	-	89.67	2/2026	-
USDINR Put Option	(72,741)	-	89.52	2/2026	-
USDINR Put Option	(72,984)	-	89.37	2/2026	-
USDINR Put Option	(74,015)	-	89.60	2/2026	-
USDINR Put Option	(73,765)	(1)	89.75	2/2026	-
USDINR Put Option	(73,516)	(1)	89.90	2/2026	-
USDINR Put Option	(73,268)	(2)	90.05	2/2026	-
USDINR Call Option	(77,374)	(1,450)	90.28	2/2026	-
USDINR Call Option	(77,652)	(1,589)	90.12	2/2026	-
USDINR Put Option	(77,932)	(2)	89.96	2/2026	-
USDINR Put Option	(78,212)	(1)	89.80	2/2026	-
USDINR Put Option	(78,495)	(1)	89.63	2/2026	-
USDINR Put Option	(78,778)	-	89.47	2/2026	-
USDINR Put Option	(79,064)	-	89.31	2/2026	-
USDINR Put Option	(79,351)	-	89.15	2/2026	-
USDINR Put Option	(79,639)	-	88.99	2/2026	-
USDINR Call Option	(71,331)	(614)	91.27	2/2026	-
USDINR Call Option	(71,569)	(719)	91.11	2/2026	-
USDINR Call Option	(71,808)	(829)	90.96	2/2026	-
USDINR Call Option	(72,048)	(943)	90.81	2/2026	-
USDINR Call Option	(72,290)	(1,059)	90.66	2/2026	-
USDINR Call Option	(72,533)	(1,178)	90.51	2/2026	-
USDINR Call Option	(72,777)	(1,298)	90.36	2/2026	-
USDINR Call Option	(73,022)	(1,421)	90.20	2/2026	-
USDINR Call Option	(79,290)	(1,229)	90.65	2/2026	-
USDINR Call Option	(78,999)	(1,094)	90.82	2/2026	-
USDINR Call Option	(78,710)	(964)	90.99	2/2026	-
USDINR Call Option	(78,422)	(839)	91.15	2/2026	-
USDINR Put Option	(87,864)	(143)	91.16	2/2026	-
USDINR Call Option	(85,071)	(230)	92.65	2/2026	-
USDINR Call Option	(85,413)	(285)	92.46	2/2026	-
USDINR Call Option	(85,756)	(352)	92.28	2/2026	-
USDINR Call Option	(86,102)	(432)	92.09	2/2026	-
USDINR Call Option	(86,451)	(525)	91.91	2/2026	-
USDINR Call Option	(86,801)	(632)	91.72	2/2026	-
USDINR Put Option	(87,153)	(228)	91.54	2/2026	-
USDINR Put Option	(87,508)	(181)	91.35	2/2026	-
USDINR Put Option	(88,223)	(112)	90.98	2/2026	-
USDINR Call Option	(84,393)	(148)	93.02	2/2026	-
USDINR Put Option	(88,584)	(88)	90.79	2/2026	-
USDINR Put Option	(88,947)	(68)	90.61	2/2026	-
USDINR Put Option	(89,313)	(53)	90.42	2/2026	-
USDINR Call Option	(82,094)	(228)	92.58	2/2026	-
USDINR Call Option	(82,413)	(283)	92.40	2/2026	-
USDINR Call Option	(82,733)	(348)	92.22	2/2026	-
USDINR Call Option	(83,056)	(425)	92.04	2/2026	-
USDINR Call Option	(83,380)	(515)	91.86	2/2026	-
USDINR Call Option	(84,731)	(185)	92.83	2/2026	-
USDINR Put Option	(90,930)	(67)	90.52	2/2026	-
USDINR Call Option	(86,900)	(260)	92.60	2/2026	-
USDINR Put Option	(88,592)	(179)	91.26	2/2026	-
USDINR Put Option	(88,955)	(143)	91.08	2/2026	-
USDINR Put Option	(89,321)	(113)	90.89	2/2026	-
USDINR Put Option	(89,688)	(90)	90.71	2/2026	-
USDINR Put Option	(90,058)	(71)	90.52	2/2026	-
USDINR Call Option	(85,847)	(136)	93.17	2/2026	-
USDINR Call Option	(86,196)	(169)	92.98	2/2026	-
USDINR Call Option	(86,547)	(210)	92.79	2/2026	-
USDINR Call Option	(87,255)	(322)	92.41	2/2026	-
USDINR Put Option	(90,553)	(86)	90.71	2/2026	-
USDINR Call Option	(87,612)	(396)	92.22	2/2026	-
USDINR Call Option	(87,972)	(484)	92.03	2/2026	-
USDINR Call Option	(88,334)	(585)	91.84	2/2026	-
USDINR Put Option	(88,698)	(278)	91.66	2/2026	-
USDINR Put Option	(89,064)	(222)	91.47	2/2026	-
USDINR Put Option	(89,433)	(176)	91.28	2/2026	-
USDINR Put Option	(89,804)	(139)	91.09	2/2026	-
USDINR Put Option	(90,177)	(110)	90.90	2/2026	-
USDINR Call Option	(83,706)	(617)	91.68	2/2026	-
USDINR Call Option	(84,034)	(731)	91.50	2/2026	-
USDINR Call Option	(84,365)	(856)	91.32	2/2026	-
USDINR Put Option	(82,334)	(24)	90.24	2/2026	-
USDINR Call Option	(79,890)	(587)	91.61	2/2026	-
USDINR Call Option	(80,190)	(695)	91.43	2/2026	-
USDINR Call Option	(80,491)	(813)	91.26	2/2026	-
USDINR Call Option	(80,794)	(939)	91.09	2/2026	-
USDINR Call Option	(81,098)	(1,072)	90.92	2/2026	-
USDINR Call Option	(81,404)	(1,211)	90.75	2/2026	-
USDINR Call Option	(81,712)	(1,354)	90.58	2/2026	-
USDINR Call Option	(82,022)	(1,501)	90.41	2/2026	-
USDINR Put Option	(82,647)	(18)	90.07	2/2026	-
USDINR Put Option	(84,697)	(127)	91.14	2/2026	-
USDINR Put Option	(82,962)	(12)	89.89	2/2026	-
USDINR Put Option	(83,279)	(8)	89.72	2/2026	-
USDINR Put Option	(83,597)	(5)	89.55	2/2026	-
USDINR Put Option	(83,918)	(4)	89.38	2/2026	-
USDINR Put Option	(84,240)	(2)	89.21	2/2026	-
USDINR Call Option	(77,568)	(510)	91.65	2/2026	-
USDINR Call Option	(77,851)	(611)	91.49	2/2026	-
USDINR Call Option	(78,136)	(721)	91.32	2/2026	-
USDINR Put Option	(83,211)	(10)	89.72	2/2026	-
USDINR Put Option	(82,895)	(14)	89.89	2/2026	-
USDINR Put Option	(82,580)	(20)	90.06	2/2026	-
USDINR Put Option	(82,267)	(27)	90.24	2/2026	-
USDINR Put Option	(85,031)	(100)	90.97	2/2026	-
USDINR Put Option	(85,366)	(78)	90.79	2/2026	-
USDINR Put Option	(85,704)	(61)	90.61	2/2026	-
USDINR Put Option	(86,044)	(47)	90.43	2/2026	-
USDINR Put Option	(86,386)	(36)	90.25	2/2026	-
USDINR Put Option	(86,730)	(28)	90.07	2/2026	-
USDINR Call Option	(78,939)	(347)	92.12	2/2026	-
USDINR Call Option	(79,233)	(423)	91.95	2/2026	-
USDINR Call Option	(79,529)	(510)	91.78	2/2026	-
USDINR Call Option	(79,826)	(609)	91.61	2/2026	-
USDINR Call Option	(80,125)	(718)	91.43	2/2026	-
USDINR Call Option	(80,426)	(836)	91.26	2/2026	-
USDINR Call Option	(80,728)	(961)	91.09	2/2026	-
USDINR Call Option	(81,033)	(1,094)	90.92	2/2026	-
USDINR Put Option	(81,339)	(60)	90.75	2/2026	-
USDINR Put Option	(81,646)	(46)	90.58	2/2026	-
USDINR Put Option	(81,956)	(35)	90.41	2/2026	-
USDINR Put Option	(88,231)	(223)	91.45	2/2026	-
USDINR Put Option	(87,873)	(278)	91.64	2/2026	-
USDINR Call Option	(87,516)	(606)	91.82	2/2026	-
USDINR Put Option	(96,746)	(162)	90.96	3/2026	-
USDINR Call Option	(93,408)	(374)	92.57	3/2026	-
USDINR Call Option	(93,816)	(455)	92.37	3/2026	-
USDINR Call Option	(94,226)	(550)	92.16	3/2026	-
USDINR Put Option	(94,640)	(465)	91.96	3/2026	-
USDINR Put Option	(95,055)	(381)	91.76	3/2026	-
USDINR Put Option	(95,474)	(310)	91.56	3/2026	-
USDINR Put Option	(95,895)	(251)	91.36	3/2026	-
USDINR Put Option	(96,319)	(202)	91.16	3/2026	-
USDINR Put Option	(97,176)	(130)	90.75	3/2026	-
USDINR Put Option	(88,900)	(368)	91.84	3/2026	-
USDINR Call Option	(85,692)	(119)	93.54	3/2026	-
USDINR Call Option	(86,040)	(145)	93.35	3/2026	-
USDINR Call Option	(86,390)	(177)	93.16	3/2026	-
USDINR Call Option	(86,742)	(216)	92.97	3/2026	-
USDINR Call Option	(87,096)	(263)	92.78	3/2026	-
USDINR Call Option	(87,452)	(319)	92.59	3/2026	-
USDINR Call Option	(87,811)	(387)	92.40	3/2026	-
USDINR Call Option	(88,172)	(467)	92.21	3/2026	-
USDINR Call Option	(93,003)	(307)	92.77	3/2026	-
USDINR Call Option	(92,601)	(251)	92.97	3/2026	-
USDINR Call Option	(92,201)	(205)	93.17	3/2026	-
USDINR Call Option	(91,804)	(167)	93.37	3/2026	-
USDINR Call Option	(91,409)	(136)	93.57	3/2026	-
USDINR Put Option	(88,535)	(446)	92.03	3/2026	-
USDINR Put Option	(89,267)	(301)	91.65	3/2026	-
USDINR Call Option	(87,162)	(505)	92.01	2/2026	-
USDINR Put Option	(87,133)	(180)	91.26	2/2026	-
USDINR Call Option	(84,397)	(244)	92.73	2/2026	-
USDINR Call Option	(84,732)	(297)	92.55	2/2026	-
USDINR Call Option	(85,069)	(361)	92.36	2/2026	-
USDINR Call Option	(85,408)	(436)	92.18	2/2026	-
USDINR Call Option	(85,749)	(523)	92.00	2/2026	-
USDINR Put Option	(86,092)	(336)	91.81	2/2026	-
USDINR Put Option	(86,436)	(274)	91.63	2/2026	-
USDINR Put Option	(86,784)	(223)	91.45	2/2026	-
USDINR Put Option	(87,484)	(145)	91.08	2/2026	-
USDINR Put Option	(89,637)	(245)	91.46	3/2026	-
USDINR Put Option	(87,837)	(116)	90.90	2/2026	-
USDINR Put Option	(88,193)	(93)	90.71	2/2026	-
USDINR Call Option	(85,080)	(149)	93.13	2/2026	-
USDINR Call Option	(85,422)	(184)	92.94	2/2026	-
USDINR Call Option	(85,766)	(226)	92.76	2/2026	-
USDINR Call Option	(86,112)	(278)	92.57	2/2026	-
USDINR Call Option	(86,460)	(341)	92.38	2/2026	-
USDINR Call Option	(86,810)	(417)	92.20	2/2026	-
USDINR Call Option	(84,065)	(200)	92.91	2/2026	-
USDINR Call Option	(83,734)	(163)	93.10	2/2026	-
USDINR Call Option	(83,405)	(134)	93.28	2/2026	-
USDINR Put Option	(89,543)	(87)	90.61	2/2026	-
USDINR Put Option	(90,009)	(199)	91.27	3/2026	-
USDINR Put Option	(90,384)	(160)	91.08	3/2026	-
USDINR Put Option	(90,760)	(129)	90.89	3/2026	-
USDINR Call Option	(84,628)	(157)	93.20	2/2026	-
USDINR Call Option	(84,966)	(191)	93.02	2/2026	-
USDINR Call Option	(85,305)	(233)	92.83	2/2026	-
USDINR Call Option	(85,647)	(284)	92.65	2/2026	-
USDINR Call Option	(85,990)	(344)	92.46	2/2026	-
USDINR Call Option	(86,336)	(416)	92.28	2/2026	-
USDINR Call Option	(86,683)	(500)	92.09	2/2026	-
USDINR Call Option	(87,033)	(596)	91.91	2/2026	-
USDINR Put Option	(87,385)	(313)	91.72	2/2026	-
USDINR Put Option	(87,739)	(255)	91.54	2/2026	-
USDINR Put Option	(88,096)	(207)	91.35	2/2026	-
USDINR Put Option	(88,454)	(167)	91.17	2/2026	-
USDINR Put Option	(88,815)	(135)	90.98	2/2026	-
USDINR Put Option	(89,177)	(108)	90.80	2/2026	-
EURPLN Call Option	(60,577)	(90)	4.25	2/2026	-
USDCNH Put Option	(108,085)	(97)	6.87	3/2026	-
EURHUF Put Option	(86,627)	(1,382)	385.14	2/2026	-
EURCZK Call Option	(53,363)	(283)	24.32	2/2026	-
EURHUF Put Option	(87,065)	(1,137)	384.17	2/2026	-
EURHUF Put Option	(87,507)	(910)	383.20	2/2026	-
EURHUF Put Option	(87,952)	(707)	382.23	2/2026	-
EURHUF Put Option	(86,192)	(1,639)	386.11	2/2026	-
EURCZK Call Option	(53,490)	(338)	24.29	2/2026	-
EURHUF Put Option	(88,400)	(532)	381.26	2/2026	-
EURHUF Call Option	(84,343)	(3)	394.61	2/2026	-
EURCZK Call Option	(53,616)	(399)	24.26	2/2026	-
EURHUF Call Option	(86,175)	(26)	393.71	2/2026	-
EURHUF Call Option	(83,238)	(12)	392.90	2/2026	-
EURHUF Call Option	(83,650)	(20)	391.93	2/2026	-
EURCZK Call Option	(52,987)	(158)	24.41	2/2026	-
EURHUF Call Option	(84,066)	(30)	390.96	2/2026	-
EURHUF Call Option	(84,485)	(42)	389.99	2/2026	-
EURCZK Call Option	(53,237)	(234)	24.35	2/2026	-
EURHUF Call Option	(84,907)	(58)	389.02	2/2026	-
EURCZK Call Option	(53,112)	(193)	24.38	2/2026	-
EURHUF Call Option	(85,332)	(80)	388.05	2/2026	-
EURHUF Put Option	(85,761)	(1,904)	387.08	2/2026	(0.01)
EURHUF Call Option	(84,769)	(5)	393.62	2/2026	-
EURHUF Call Option	(85,198)	(9)	392.63	2/2026	-
EURHUF Put Option	(90,144)	(622)	381.70	2/2026	-
EURCZK Put Option	(54,128)	(42)	24.15	2/2026	-
EURHUF Put Option	(89,214)	(1,061)	383.69	2/2026	-
EURHUF Put Option	(89,677)	(827)	382.70	2/2026	-
EURCZK Put Option	(54,257)	(32)	24.12	2/2026	-
EURHUF Put Option	(90,615)	(452)	380.71	2/2026	-
EURHUF Call Option	(85,304)	(1)	395.57	2/2026	-
EURCZK Put Option	(54,387)	(25)	24.09	2/2026	-
EURHUF Call Option	(85,742)	(1)	394.56	2/2026	-
EURHUF Call Option	(86,183)	(3)	393.54	2/2026	-
EURHUF Put Option	(88,754)	(1,316)	384.68	2/2026	-
EURHUF Call Option	(85,631)	(15)	391.63	2/2026	-
EURCZK Put Option	(53,744)	(87)	24.23	2/2026	-
EURHUF Call Option	(86,067)	(23)	390.64	2/2026	-
EURHUF Call Option	(86,506)	(34)	389.65	2/2026	-
EURCZK Put Option	(53,871)	(68)	24.21	2/2026	-
EURHUF Call Option	(86,949)	(50)	388.65	2/2026	-
EURHUF Call Option	(87,395)	(71)	387.66	2/2026	-
EURCZK Put Option	(53,999)	(53)	24.18	2/2026	-
EURHUF Put Option	(87,844)	(1,865)	386.67	2/2026	(0.01)
EURHUF Put Option	(88,297)	(1,585)	385.67	2/2026	-
EURCZK Call Option	(52,862)	(128)	24.43	2/2026	-
EURHUF Call Option	(82,828)	(8)	393.87	2/2026	-
EURHUF Put Option	(91,222)	(898)	382.66	2/2026	-
EURHUF Put Option	(89,803)	(1,627)	385.68	2/2026	-
EURHUF Put Option	(90,272)	(1,366)	384.67	2/2026	-
EURCZK Call Option	(53,311)	(384)	24.27	2/2026	-
EURHUF Put Option	(90,745)	(1,121)	383.67	2/2026	-
EURHUF Call Option	(83,646)	(12)	393.80	2/2026	-
EURHUF Put Option	(91,703)	(701)	381.66	2/2026	-
EURCZK Put Option	(53,439)	(97)	24.24	2/2026	-
EURHUF Put Option	(92,187)	(535)	380.66	2/2026	-
EURHUF Put Option	(92,676)	(400)	379.65	2/2026	-
EURCZK Put Option	(53,567)	(77)	24.21	2/2026	-
EURCZK Call Option	(53,185)	(324)	24.30	2/2026	-
EURHUF Call Option	(89,337)	(191)	386.68	2/2026	-
EURHUF Call Option	(86,616)	(37)	392.71	2/2026	-
EURHUF Call Option	(87,061)	(51)	391.70	2/2026	-
EURCZK Call Option	(52,932)	(225)	24.36	2/2026	-
EURHUF Call Option	(87,509)	(68)	390.70	2/2026	-
EURHUF Call Option	(87,961)	(89)	389.69	2/2026	-
EURCZK Call Option	(53,058)	(271)	24.33	2/2026	-
EURHUF Call Option	(88,416)	(116)	388.69	2/2026	-
EURHUF Call Option	(88,874)	(149)	387.69	2/2026	-
EURHUF Put Option	(87,514)	(1,382)	385.00	2/2026	-
EURCZK Put Option	(54,082)	(29)	24.10	2/2026	-
EURHUF Put Option	(87,961)	(1,139)	384.02	2/2026	-
EURHUF Put Option	(88,410)	(913)	383.04	2/2026	-
EURCZK Put Option	(54,212)	(23)	24.07	2/2026	-
EURHUF Put Option	(88,864)	(712)	382.07	2/2026	-
EURHUF Put Option	(89,320)	(540)	381.09	2/2026	-
EURCZK Call Option	(52,738)	(104)	24.46	2/2026	-
EURHUF Put Option	(89,780)	(400)	380.11	2/2026	-
EURHUF Call Option	(82,421)	(5)	394.84	2/2026	-
EURHUF Put Option	(87,071)	(1,639)	385.98	2/2026	-
EURHUF Call Option	(86,632)	(131)	386.96	2/2026	-
EURHUF Call Option	(84,063)	(18)	392.82	2/2026	-
EURCZK Put Option	(53,695)	(60)	24.19	2/2026	-
EURHUF Call Option	(84,483)	(28)	391.85	2/2026	-
EURHUF Call Option	(84,907)	(41)	390.87	2/2026	-
EURHUF Call Option	(85,333)	(55)	389.89	2/2026	-
EURCZK Put Option	(53,823)	(47)	24.16	2/2026	-
EURHUF Call Option	(85,763)	(74)	388.91	2/2026	-
EURHUF Call Option	(86,196)	(99)	387.93	2/2026	-
EURCZK Put Option	(53,953)	(37)	24.13	2/2026	-
EURCZK Put Option	(54,517)	(20)	24.06	2/2026	-
EURHUF Put Option	(94,662)	(300)	380.19	2/2026	-
EURCZK Call Option	(54,012)	(88)	24.47	2/2026	-
EURHUF Put Option	(95,185)	(184)	379.14	2/2026	-
EURHUF Call Option	(89,581)	-	393.87	2/2026	-
EURCZK Call Option	(54,141)	(110)	24.45	2/2026	-
EURHUF Call Option	(90,068)	-	392.81	2/2026	-
EURHUF Call Option	(90,558)	(1)	391.74	2/2026	-
EURHUF Call Option	(91,053)	(2)	390.67	2/2026	-
EURCZK Call Option	(54,271)	(138)	24.42	2/2026	-
EURHUF Put Option	(94,143)	(468)	381.24	2/2026	-
EURHUF Put Option	(93,628)	(688)	382.28	2/2026	-
EURHUF Call Option	(90,626)	(18)	388.56	2/2026	-
EURHUF Call Option	(91,116)	(32)	387.52	2/2026	-
EURCZK Put Option	(55,394)	(24)	24.09	2/2026	-
EURHUF Call Option	(91,611)	(51)	386.47	2/2026	-
EURHUF Put Option	(92,109)	(1,553)	385.42	2/2026	-
EURCZK Put Option	(55,529)	(19)	24.06	2/2026	-
EURHUF Put Option	(92,611)	(1,243)	384.38	2/2026	-
EURHUF Put Option	(93,117)	(951)	383.33	2/2026	-
EURCZK Call Option	(53,883)	(71)	24.50	2/2026	-
EURHUF Call Option	(91,552)	(4)	389.61	2/2026	-
EURHUF Call Option	(92,055)	(10)	388.54	2/2026	-
EURHUF Put Option	(94,634)	(914)	383.21	2/2026	-
EURCZK Put Option	(55,592)	(30)	24.12	2/2026	-
EURHUF Put Option	(95,162)	(638)	382.15	2/2026	-
EURCZK Put Option	(55,727)	(23)	24.10	2/2026	-
EURCZK Call Option	(53,768)	(42)	24.56	2/2026	-
EURHUF Put Option	(95,695)	(412)	381.08	2/2026	-
EURCZK Call Option	(53,896)	(53)	24.53	2/2026	-
EURCZK Call Option	(54,026)	(67)	24.50	2/2026	-
EURHUF Put Option	(96,233)	(247)	380.01	2/2026	-
EURCZK Call Option	(54,155)	(84)	24.47	2/2026	-
EURHUF Put Option	(96,775)	(140)	378.95	2/2026	-
EURPLN Put Option	(77,561)	(2)	4.17	2/2026	-
EURCZK Call Option	(54,286)	(106)	24.44	2/2026	-
EURCZK Put Option	(55,458)	(39)	24.15	2/2026	-
EURCZK Put Option	(55,324)	(51)	24.18	2/2026	-
EURCZK Call Option	(54,401)	(171)	24.39	2/2026	-
EURCZK Call Option	(54,531)	(212)	24.36	2/2026	-
EURHUF Call Option	(92,562)	(20)	387.48	2/2026	-
EURCZK Call Option	(54,662)	(259)	24.33	2/2026	-
EURCZK Call Option	(54,793)	(315)	24.30	2/2026	-
EURHUF Call Option	(93,074)	(35)	386.41	2/2026	-
EURCZK Put Option	(54,925)	(111)	24.27	2/2026	-
EURHUF Put Option	(93,589)	(1,546)	385.34	2/2026	-
EURCZK Put Option	(55,058)	(86)	24.24	2/2026	-
EURCZK Put Option	(55,191)	(66)	24.21	2/2026	-
EURHUF Put Option	(94,109)	(1,221)	384.28	2/2026	-
EURHUF Call Option	(90,140)	(9)	389.61	2/2026	-
EURCZK Put Option	(55,260)	(31)	24.12	2/2026	-
EURHUF Call Option	(86,627)	(5)	392.53	2/2026	-
EURHUF Put Option	(90,309)	(1,261)	384.45	2/2026	-
EURHUF Put Option	(90,785)	(997)	383.44	2/2026	-
EURCZK Call Option	(54,077)	(181)	24.38	2/2026	-
EURHUF Put Option	(91,266)	(758)	382.43	2/2026	-
EURHUF Put Option	(91,750)	(552)	381.42	2/2026	-
EURCZK Call Option	(54,206)	(222)	24.36	2/2026	-
EURHUF Call Option	(86,784)	(1)	394.32	2/2026	-
EURHUF Call Option	(87,238)	(2)	393.29	2/2026	-
EURCZK Call Option	(54,336)	(270)	24.33	2/2026	-
EURHUF Call Option	(87,695)	(3)	392.26	2/2026	-
EURHUF Put Option	(89,836)	(1,542)	385.46	2/2026	-
EURCZK Call Option	(53,948)	(146)	24.41	2/2026	-
EURHUF Call Option	(87,075)	(10)	391.52	2/2026	-
EURCZK Call Option	(53,691)	(95)	24.47	2/2026	-
EURHUF Call Option	(87,526)	(16)	390.51	2/2026	-
EURHUF Call Option	(87,981)	(26)	389.50	2/2026	-
EURHUF Call Option	(88,439)	(40)	388.49	2/2026	-
EURCZK Call Option	(53,819)	(118)	24.44	2/2026	-
EURHUF Put Option	(88,901)	(2,132)	387.48	2/2026	(0.01)
EURHUF Put Option	(89,367)	(1,834)	386.47	2/2026	(0.01)
EURHUF Call Option	(88,157)	(6)	391.24	2/2026	-
EURHUF Call Option	(88,234)	-	393.80	2/2026	-
EURHUF Put Option	(92,476)	(643)	381.99	2/2026	-
EURHUF Put Option	(92,976)	(447)	380.96	2/2026	-
EURCZK Put Option	(54,994)	(53)	24.18	2/2026	-
EURHUF Put Option	(93,479)	(297)	379.93	2/2026	-
EURHUF Call Option	(88,704)	(1)	392.75	2/2026	-
EURCZK Put Option	(55,127)	(41)	24.15	2/2026	-
EURHUF Call Option	(89,179)	(2)	391.70	2/2026	-
EURHUF Call Option	(89,658)	(4)	390.66	2/2026	-
EURCZK Put Option	(54,862)	(68)	24.21	2/2026	-
EURHUF Put Option	(91,981)	(881)	383.02	2/2026	-
EURHUF Call Option	(88,621)	(11)	390.21	2/2026	-
EURCZK Call Option	(54,467)	(326)	24.30	2/2026	-
EURHUF Call Option	(89,090)	(20)	389.18	2/2026	-
EURHUF Call Option	(89,562)	(34)	388.15	2/2026	-
EURCZK Call Option	(54,598)	(388)	24.27	2/2026	-
EURHUF Call Option	(90,038)	(53)	387.13	2/2026	-
EURHUF Put Option	(90,518)	(1,739)	386.10	2/2026	-
EURHUF Put Option	(91,002)	(1,437)	385.07	2/2026	-
EURCZK Put Option	(54,730)	(88)	24.24	2/2026	-
EURHUF Put Option	(91,489)	(1,149)	384.04	2/2026	-
EURCZK Call Option	(52,807)	(185)	24.39	2/2026	-
EURCZK Call Option	(54,416)	(133)	24.41	2/2026	-
EURCZK Put Option	(54,855)	(88)	24.21	3/2026	-
EURHUF Call Option	(82,731)	(486)	384.25	2/2026	-
EURHUF Call Option	(83,143)	(585)	383.30	2/2026	-
EURHUF Call Option	(83,557)	(704)	382.35	2/2026	-
EURCZK Put Option	(54,989)	(70)	24.18	3/2026	-
EURHUF Call Option	(83,975)	(846)	381.40	2/2026	-
EURHUF Put Option	(84,396)	(553)	380.45	2/2026	-
EURCZK Put Option	(55,124)	(56)	24.15	3/2026	-
EURHUF Put Option	(84,820)	(439)	379.49	2/2026	-
EURHUF Put Option	(85,247)	(345)	378.54	2/2026	-
EURHUF Call Option	(82,323)	(404)	385.21	2/2026	-
EURHUF Put Option	(89,413)	(421)	379.77	2/2026	-
EURHUF Put Option	(86,383)	(147)	375.33	2/2026	-
EURHUF Put Option	(85,077)	(321)	378.20	2/2026	-
EURCZK Put Option	(54,455)	(170)	24.30	3/2026	-
EURHUF Put Option	(85,509)	(250)	377.25	2/2026	-
EURHUF Put Option	(85,944)	(193)	376.29	2/2026	-
EURCZK Put Option	(54,588)	(137)	24.27	3/2026	-
EURHUF Call Option	(81,115)	(234)	388.06	2/2026	-
EURHUF Call Option	(81,515)	(281)	387.11	2/2026	-
EURCZK Put Option	(54,721)	(110)	24.24	3/2026	-
EURHUF Call Option	(81,917)	(337)	386.16	2/2026	-
EURHUF Put Option	(85,677)	(269)	377.59	2/2026	-
EURCZK Call Option	(52,981)	(69)	24.55	2/2026	-
EURHUF Call Option	(83,431)	(441)	384.52	2/2026	-
EURCZK Call Option	(53,494)	(151)	24.43	2/2026	-
EURHUF Call Option	(83,844)	(534)	383.57	2/2026	-
EURHUF Call Option	(84,260)	(646)	382.62	2/2026	-
EURHUF Put Option	(84,680)	(722)	381.68	2/2026	-
EURCZK Call Option	(53,623)	(183)	24.40	2/2026	-
EURHUF Put Option	(85,102)	(581)	380.73	2/2026	-
EURHUF Put Option	(85,528)	(461)	379.78	2/2026	-
EURCZK Call Option	(53,753)	(221)	24.37	2/2026	-
EURHUF Call Option	(83,020)	(365)	385.47	2/2026	-
EURCZK Call Option	(53,365)	(124)	24.46	2/2026	-
EURHUF Put Option	(86,111)	(207)	376.64	2/2026	-
EURHUF Put Option	(86,548)	(158)	375.68	2/2026	-
EURCZK Call Option	(53,109)	(84)	24.52	2/2026	-
EURHUF Put Option	(86,989)	(120)	374.73	2/2026	-
EURHUF Call Option	(81,409)	(172)	389.27	2/2026	-
EURCZK Call Option	(53,237)	(102)	24.49	2/2026	-
EURHUF Call Option	(81,808)	(208)	388.32	2/2026	-
EURHUF Call Option	(82,209)	(251)	387.37	2/2026	-
EURHUF Call Option	(82,613)	(303)	386.42	2/2026	-
EURHUF Put Option	(84,648)	(408)	379.16	2/2026	-
EURCZK Call Option	(53,280)	(67)	24.57	3/2026	-
EURHUF Call Option	(81,920)	(332)	387.03	2/2026	-
EURHUF Call Option	(82,329)	(395)	386.07	2/2026	-
EURHUF Call Option	(82,740)	(469)	385.11	2/2026	-
EURHUF Call Option	(83,155)	(559)	384.15	2/2026	-
EURHUF Call Option	(83,573)	(667)	383.18	2/2026	-
EURCZK Call Option	(53,409)	(80)	24.54	3/2026	-
EURHUF Put Option	(83,994)	(835)	382.22	2/2026	-
EURHUF Call Option	(81,515)	(280)	387.99	2/2026	-
EURHUF Call Option	(81,112)	(236)	388.96	2/2026	-
EURHUF Call Option	(84,090)	(252)	389.14	3/2026	-
EURHUF Call Option	(87,174)	(857)	382.20	3/2026	-
EURHUF Put Option	(87,628)	(717)	381.20	3/2026	-
EURHUF Put Option	(88,086)	(579)	380.21	3/2026	-
EURHUF Call Option	(86,276)	(601)	384.18	3/2026	-
EURHUF Put Option	(88,547)	(462)	379.22	3/2026	-
EURHUF Put Option	(89,012)	(365)	378.23	3/2026	-
EURHUF Call Option	(85,832)	(504)	385.17	3/2026	-
EURHUF Put Option	(89,481)	(286)	377.24	3/2026	-
EURHUF Call Option	(85,391)	(423)	386.16	3/2026	-
EURHUF Put Option	(89,953)	(222)	376.25	3/2026	-
EURHUF Put Option	(90,430)	(171)	375.25	3/2026	-
EURHUF Call Option	(84,954)	(356)	387.16	3/2026	-
EURHUF Call Option	(80,712)	(199)	389.92	2/2026	-
EURHUF Call Option	(84,521)	(300)	388.15	3/2026	-
EURHUF Put Option	(84,419)	(684)	381.26	2/2026	-
EURHUF Call Option	(82,965)	(659)	382.99	2/2026	-
EURHUF Call Option	(81,735)	(385)	385.86	2/2026	-
EURHUF Call Option	(82,142)	(460)	384.90	2/2026	-
EURCZK Call Option	(54,059)	(208)	24.39	3/2026	-
EURHUF Call Option	(82,552)	(550)	383.94	2/2026	-
EURCZK Call Option	(53,538)	(97)	24.51	3/2026	-
EURCZK Call Option	(54,190)	(250)	24.36	3/2026	-
EURHUF Call Option	(83,381)	(789)	382.03	2/2026	-
EURHUF Put Option	(83,800)	(638)	381.07	2/2026	-
EURHUF Put Option	(84,223)	(513)	380.12	2/2026	-
EURCZK Put Option	(54,322)	(208)	24.33	3/2026	-
EURCZK Call Option	(53,928)	(172)	24.42	3/2026	-
EURHUF Call Option	(81,331)	(323)	386.81	2/2026	-
EURHUF Put Option	(84,846)	(554)	380.30	2/2026	-
EURHUF Put Option	(85,277)	(443)	379.34	2/2026	-
EURHUF Put Option	(85,711)	(351)	378.38	2/2026	-
EURCZK Call Option	(53,668)	(117)	24.48	3/2026	-
EURHUF Put Option	(86,148)	(275)	377.41	2/2026	-
EURHUF Put Option	(86,589)	(214)	376.45	2/2026	-
EURCZK Call Option	(53,798)	(142)	24.45	3/2026	-
EURHUF Call Option	(80,532)	(227)	388.73	2/2026	-
EURHUF Call Option	(80,930)	(271)	387.77	2/2026	-
EURHUF Put Option	(85,957)	(361)	378.83	2/2026	-
EURHUF Put Option	(86,389)	(280)	377.88	2/2026	-
EURHUF Call Option	(85,574)	(279)	385.86	2/2026	-
EURHUF Put Option	(86,004)	(1,361)	384.90	2/2026	-
EURCZK Put Option	(53,878)	(116)	24.26	2/2026	-
EURHUF Put Option	(86,438)	(1,139)	383.93	2/2026	-
EURCZK Put Option	(54,139)	(73)	24.20	2/2026	-
EURHUF Put Option	(86,875)	(934)	382.96	2/2026	-
EURHUF Put Option	(87,315)	(751)	382.00	2/2026	-
EURCZK Put Option	(54,008)	(92)	24.23	2/2026	-
EURHUF Put Option	(87,759)	(592)	381.03	2/2026	-
EURHUF Put Option	(88,206)	(459)	380.06	2/2026	-
EURCZK Put Option	(53,748)	(145)	24.29	2/2026	-
EURHUF Call Option	(85,147)	(225)	386.83	2/2026	-
EURHUF Put Option	(86,715)	(186)	376.86	2/2026	-
EURCZK Call Option	(53,360)	(208)	24.38	2/2026	-
EURHUF Call Option	(82,650)	(57)	392.63	2/2026	-
EURHUF Call Option	(83,058)	(74)	391.66	2/2026	-
EURCZK Call Option	(53,489)	(252)	24.35	2/2026	-
EURHUF Call Option	(83,470)	(94)	390.70	2/2026	-
EURHUF Call Option	(83,885)	(117)	389.73	2/2026	-
EURCZK Call Option	(53,618)	(302)	24.32	2/2026	-
EURHUF Call Option	(84,302)	(146)	388.76	2/2026	-
EURHUF Call Option	(84,723)	(181)	387.80	2/2026	-
EURHUF Put Option	(86,287)	(246)	377.80	2/2026	-
EURHUF Call Option	(86,303)	(213)	386.55	2/2026	-
EURHUF Put Option	(86,737)	(1,558)	385.59	2/2026	-
EURCZK Call Option	(52,433)	(101)	24.47	2/2026	-
EURHUF Put Option	(87,175)	(1,318)	384.62	2/2026	-
EURHUF Put Option	(87,616)	(1,094)	383.65	2/2026	-
EURCZK Call Option	(52,557)	(124)	24.45	2/2026	-
EURHUF Put Option	(88,656)	(351)	379.10	2/2026	-
EURHUF Put Option	(88,060)	(888)	382.68	2/2026	-
EURHUF Put Option	(88,508)	(706)	381.71	2/2026	-
EURCZK Call Option	(52,682)	(152)	24.42	2/2026	-
EURHUF Put Option	(88,959)	(550)	380.74	2/2026	-
EURHUF Call Option	(85,872)	(170)	387.52	2/2026	-
EURHUF Call Option	(83,352)	(37)	393.34	2/2026	-
EURCZK Put Option	(54,271)	(57)	24.17	2/2026	-
EURHUF Call Option	(83,764)	(49)	392.37	2/2026	-
EURHUF Call Option	(84,180)	(65)	391.40	2/2026	-
EURHUF Call Option	(84,598)	(84)	390.43	2/2026	-
EURCZK Put Option	(54,403)	(45)	24.14	2/2026	-
EURHUF Call Option	(85,019)	(106)	389.46	2/2026	-
EURHUF Call Option	(85,444)	(135)	388.49	2/2026	-
EURCZK Put Option	(54,535)	(36)	24.11	2/2026	-
EURHUF Put Option	(85,198)	(837)	382.39	2/2026	-
EURCZK Put Option	(54,276)	(117)	24.26	2/2026	-
EURHUF Call Option	(84,352)	(440)	384.31	2/2026	-
EURHUF Call Option	(84,773)	(536)	383.35	2/2026	-
EURCZK Put Option	(54,408)	(93)	24.23	2/2026	-
EURCZK Put Option	(54,674)	(59)	24.17	2/2026	-
EURHUF Put Option	(85,626)	(676)	381.44	2/2026	-
EURCZK Put Option	(54,541)	(74)	24.20	2/2026	-
EURHUF Put Option	(86,057)	(537)	380.48	2/2026	-
EURHUF Put Option	(86,491)	(421)	379.52	2/2026	-
EURHUF Put Option	(86,929)	(326)	378.57	2/2026	-
EURHUF Call Option	(83,934)	(361)	385.26	2/2026	-
EURHUF Call Option	(83,518)	(297)	386.22	2/2026	-
EURCZK Call Option	(53,883)	(266)	24.35	2/2026	-
EURHUF Put Option	(86,824)	(215)	376.93	2/2026	-
EURHUF Put Option	(87,263)	(163)	375.98	2/2026	-
EURHUF Call Option	(81,888)	(135)	390.05	2/2026	-
EURCZK Put Option	(54,013)	(180)	24.32	2/2026	-
EURHUF Call Option	(82,291)	(165)	389.09	2/2026	-
EURHUF Call Option	(82,697)	(201)	388.13	2/2026	-
EURCZK Put Option	(54,145)	(146)	24.29	2/2026	-
EURHUF Call Option	(83,106)	(244)	387.18	2/2026	-
EURHUF Call Option	(83,377)	(407)	384.33	2/2026	-
EURCZK Call Option	(52,977)	(115)	24.47	2/2026	-
EURHUF Call Option	(83,784)	(497)	383.40	2/2026	-
EURHUF Put Option	(84,194)	(825)	382.46	2/2026	-
EURHUF Put Option	(84,606)	(667)	381.53	2/2026	-
EURCZK Call Option	(53,105)	(140)	24.44	2/2026	-
EURHUF Put Option	(85,022)	(530)	380.60	2/2026	-
EURHUF Put Option	(85,440)	(415)	379.66	2/2026	-
EURCZK Call Option	(53,232)	(171)	24.41	2/2026	-
EURHUF Put Option	(85,862)	(321)	378.73	2/2026	-
EURHUF Call Option	(82,974)	(333)	385.27	2/2026	-
EURCZK Call Option	(52,850)	(94)	24.50	2/2026	-
EURHUF Put Option	(87,370)	(249)	377.61	2/2026	-
EURHUF Put Option	(87,814)	(189)	376.65	2/2026	-
EURCZK Put Option	(54,807)	(46)	24.14	2/2026	-
EURHUF Call Option	(80,999)	(123)	389.93	2/2026	-
EURHUF Call Option	(81,388)	(150)	389.00	2/2026	-
EURHUF Call Option	(81,780)	(184)	388.07	2/2026	-
EURCZK Call Option	(52,724)	(77)	24.53	2/2026	-
EURHUF Call Option	(82,175)	(224)	387.13	2/2026	-
EURHUF Call Option	(82,573)	(273)	386.20	2/2026	-
EURPLN Put Option	(77,287)	(6)	4.18	2/2026	-
EURHUF Call Option	(86,723)	(718)	383.19	3/2026	-
EURHUF Call Option	(89,812)	-	393.71	2/2026	-
EURPLN Call Option	(61,250)	(45)	4.25	2/2026	-
EURCZK Put Option	(56,678)	(3)	24.10	2/2026	-
EURPLN Call Option	(61,773)	(86)	4.24	2/2026	-
EURPLN Put Option	(69,589)	(104)	4.20	2/2026	-
EURCZK Put Option	(55,533)	(38)	24.21	2/2026	-
EURPLN Put Option	(69,369)	(162)	4.20	2/2026	-
EURCZK Put Option	(56,537)	(6)	24.13	2/2026	-
EURCZK Put Option	(55,668)	(27)	24.18	2/2026	-
EURPLN Call Option	(61,948)	(108)	4.23	2/2026	-
EURPLN Put Option	(69,150)	(241)	4.21	2/2026	-
EURCZK Put Option	(55,803)	(19)	24.15	2/2026	-
EURCZK Put Option	(56,398)	(10)	24.16	2/2026	-
EURPLN Call Option	(68,931)	(129)	4.22	2/2026	-
EURCZK Call Option	(55,398)	(384)	24.24	2/2026	-
EURPLN Put Option	(69,811)	(66)	4.19	2/2026	-
EURCZK Call Option	(54,865)	(145)	24.36	2/2026	-
EURHUF Put Option	(105,533)	(41)	378.84	2/2026	-
EURPLN Put Option	(70,481)	(16)	4.17	2/2026	-
EURCZK Call Option	(54,998)	(191)	24.33	2/2026	-
EURCZK Call Option	(55,895)	(69)	24.38	2/2026	-
EURPLN Call Option	(61,424)	(56)	4.25	2/2026	-
EURPLN Put Option	(70,257)	(26)	4.18	2/2026	-
EURCZK Call Option	(55,131)	(246)	24.30	2/2026	-
EURCZK Call Option	(55,757)	(46)	24.41	2/2026	-
EURPLN Call Option	(61,598)	(69)	4.24	2/2026	-
EURPLN Put Option	(70,033)	(41)	4.18	2/2026	-
EURCZK Call Option	(55,264)	(311)	24.27	2/2026	-
EURPLN Call Option	(62,125)	(136)	4.22	2/2026	-
EURCZK Put Option	(55,939)	(13)	24.12	2/2026	-
EURCZK Put Option	(55,844)	(52)	24.28	2/2026	-
EURCZK Call Option	(54,713)	(33)	24.49	2/2026	-
EURPLN Put Option	(62,658)	(212)	4.21	2/2026	-
EURPLN Call Option	(67,643)	(18)	4.26	2/2026	-
EURCZK Call Option	(54,845)	(46)	24.46	2/2026	-
EURPLN Call Option	(67,432)	(11)	4.26	2/2026	-
EURCZK Put Option	(55,981)	(34)	24.25	2/2026	-
EURPLN Put Option	(62,838)	(158)	4.20	2/2026	-
EURCZK Call Option	(54,978)	(63)	24.43	2/2026	-
EURPLN Put Option	(68,818)	(21)	4.17	2/2026	-
EURCZK Call Option	(55,111)	(86)	24.40	2/2026	-
EURCZK Call Option	(55,707)	(190)	24.31	2/2026	-
EURPLN Call Option	(67,855)	(25)	4.25	2/2026	-
EURPLN Call Option	(68,714)	(91)	4.22	2/2026	-
EURCZK Put Option	(56,076)	(8)	24.09	2/2026	-
EURCZK Put Option	(56,258)	(15)	24.19	2/2026	-
EURPLN Call Option	(62,302)	(172)	4.22	2/2026	-
EURPLN Call Option	(68,498)	(65)	4.23	2/2026	-
EURCZK Put Option	(56,213)	(5)	24.07	2/2026	-
EURPLN Call Option	(68,283)	(47)	4.24	2/2026	-
EURCZK Put Option	(56,120)	(22)	24.22	2/2026	-
EURCZK Put Option	(56,350)	(3)	24.04	2/2026	-
EURPLN Put Option	(62,480)	(279)	4.21	2/2026	-
EURPLN Call Option	(68,068)	(34)	4.24	2/2026	-
EURCZK Call Option	(54,582)	(24)	24.52	2/2026	-
EURPLN Call Option	(68,949)	(5)	4.27	2/2026	-
EURHUF Put Option	(104,885)	(125)	380.01	2/2026	-
EURPLN Put Option	(68,605)	(32)	4.18	2/2026	-
EURCZK Call Option	(54,733)	(109)	24.39	2/2026	-
EURPLN Put Option	(71,917)	(22)	4.18	2/2026	-
EURCZK Call Option	(54,590)	(227)	24.32	2/2026	-
EURHUF Call Option	(100,509)	-	388.19	2/2026	-
EURPLN Put Option	(63,625)	(356)	4.22	2/2026	-
EURPLN Put Option	(71,682)	(37)	4.19	2/2026	-
EURCZK Call Option	(54,722)	(286)	24.29	2/2026	-
EURCZK Put Option	(56,876)	(10)	24.16	2/2026	-
EURPLN Put Option	(71,448)	(63)	4.19	2/2026	-
EURCZK Call Option	(56,920)	(225)	24.30	2/2026	-
EURPLN Put Option	(63,810)	(279)	4.21	2/2026	-
EURHUF Call Option	(101,117)	(1)	387.02	2/2026	-
EURPLN Put Option	(71,215)	(105)	4.20	2/2026	-
EURCZK Put Option	(54,985)	(50)	24.23	2/2026	-
EURCZK Call Option	(56,735)	(488)	24.19	2/2026	-
EURCZK Put Option	(57,018)	(6)	24.13	2/2026	-
EURCZK Call Option	(54,200)	(104)	24.40	2/2026	-
EURPLN Call Option	(68,793)	(12)	4.25	2/2026	-
EURCZK Call Option	(54,070)	(79)	24.43	2/2026	-
EURCZK Put Option	(57,305)	(1)	24.07	2/2026	-
EURPLN Call Option	(68,573)	(8)	4.26	2/2026	-
EURPLN Call Option	(63,259)	(139)	4.23	2/2026	-
EURHUF Call Option	(99,309)	-	390.53	2/2026	-
EURCZK Call Option	(54,460)	(178)	24.35	2/2026	-
EURPLN Call Option	(68,355)	(4)	4.27	2/2026	-
EURCZK Call Option	(54,329)	(137)	24.38	2/2026	-
EURHUF Call Option	(99,907)	-	389.36	2/2026	-
EURCZK Put Option	(57,161)	(3)	24.10	2/2026	-
EURPLN Put Option	(63,442)	(443)	4.22	2/2026	-
EURPLN Put Option	(72,153)	(13)	4.17	2/2026	-
EURHUF Put Option	(101,731)	(1,904)	385.85	2/2026	(0.01)
EURPLN Put Option	(70,984)	(171)	4.21	2/2026	-
EURPLN Put Option	(63,995)	(214)	4.20	2/2026	-
EURCZK Call Option	(56,173)	(157)	24.31	2/2026	-
EURHUF Put Option	(103,606)	(668)	382.34	2/2026	-
EURPLN Call Option	(69,842)	(32)	4.24	2/2026	-
EURCZK Put Option	(55,788)	(5)	24.05	2/2026	-
EURPLN Put Option	(64,555)	(89)	4.19	2/2026	-
EURPLN Call Option	(69,617)	(23)	4.25	2/2026	-
EURCZK Call Option	(54,470)	(60)	24.45	2/2026	-
EURHUF Put Option	(104,242)	(332)	381.18	2/2026	-
EURPLN Call Option	(61,078)	(37)	4.26	2/2026	-
EURPLN Call Option	(69,394)	(16)	4.25	2/2026	-
EURCZK Call Option	(54,601)	(81)	24.42	2/2026	-
EURPLN Call Option	(69,171)	(10)	4.26	2/2026	-
EURCZK Call Option	(56,034)	(105)	24.35	2/2026	-
EURCZK Call Option	(56,313)	(225)	24.28	2/2026	-
EURCZK Put Option	(55,653)	(9)	24.08	2/2026	-
EURCZK Put Option	(55,118)	(36)	24.20	2/2026	-
EURPLN Put Option	(70,753)	(263)	4.21	2/2026	-
EURCZK Put Option	(55,251)	(26)	24.17	2/2026	-
EURCZK Call Option	(56,593)	(395)	24.22	2/2026	-
EURHUF Put Option	(102,350)	(1,480)	384.68	2/2026	-
EURPLN Put Option	(64,181)	(161)	4.20	2/2026	-
EURPLN Call Option	(70,524)	(98)	4.22	2/2026	-
EURCZK Put Option	(55,385)	(18)	24.14	2/2026	-
EURPLN Call Option	(70,068)	(46)	4.23	2/2026	-
EURPLN Call Option	(70,295)	(67)	4.23	2/2026	-
EURCZK Call Option	(56,453)	(306)	24.25	2/2026	-
EURCZK Put Option	(55,519)	(13)	24.11	2/2026	-
EURHUF Put Option	(102,975)	(1,064)	383.51	2/2026	-
EURPLN Put Option	(64,368)	(120)	4.19	2/2026	-
EURPLN Put Option	(63,018)	(115)	4.19	2/2026	-
EURPLN Call Option	(63,077)	(113)	4.24	2/2026	-
EURPLN Call Option	(62,612)	(129)	4.22	2/2026	-
EURPLN Call Option	(62,929)	(157)	4.22	2/2026	-
EURCZK Put Option	(55,733)	(20)	24.19	2/2026	-
EURPLN Call Option	(62,747)	(120)	4.22	2/2026	-
EURCZK Put Option	(55,869)	(13)	24.16	2/2026	-
EURCZK Put Option	(57,494)	(14)	24.18	2/2026	-
EURPLN Call Option	(62,567)	(92)	4.23	2/2026	-
EURPLN Call Option	(62,792)	(166)	4.22	2/2026	-
EURCZK Put Option	(56,005)	(8)	24.13	2/2026	-
EURPLN Call Option	(62,387)	(71)	4.23	2/2026	-
EURCZK Put Option	(56,142)	(5)	24.10	2/2026	-
EURCZK Put Option	(57,639)	(9)	24.15	2/2026	-
EURPLN Put Option	(63,661)	(86)	4.19	2/2026	-
EURCZK Call Option	(55,195)	(219)	24.30	2/2026	-
EURPLN Put Option	(63,477)	(123)	4.20	2/2026	-
EURCZK Put Option	(57,784)	(5)	24.12	2/2026	-
EURCZK Put Option	(55,328)	(65)	24.27	2/2026	-
EURCZK Put Option	(55,598)	(30)	24.22	2/2026	-
EURPLN Call Option	(62,433)	(101)	4.23	2/2026	-
EURPLN Put Option	(63,293)	(173)	4.20	2/2026	-
EURCZK Put Option	(55,463)	(44)	24.24	2/2026	-
EURPLN Put Option	(63,110)	(238)	4.21	2/2026	-
EURCZK Put Option	(57,063)	(54)	24.27	2/2026	-
EURPLN Put Option	(64,073)	(36)	4.18	2/2026	-
EURCZK Call Option	(56,495)	(81)	24.39	2/2026	-
EURPLN Put Option	(63,887)	(50)	4.18	2/2026	-
EURCZK Call Option	(56,636)	(117)	24.36	2/2026	-
EURPLN Put Option	(63,703)	(71)	4.19	2/2026	-
EURPLN Put Option	(63,336)	(141)	4.20	2/2026	-
EURCZK Call Option	(56,778)	(165)	24.33	2/2026	-
EURPLN Put Option	(63,519)	(101)	4.19	2/2026	-
EURPLN Put Option	(63,154)	(194)	4.21	2/2026	-
EURPLN Call Option	(62,208)	(55)	4.24	2/2026	-
EURCZK Call Option	(55,936)	(18)	24.51	2/2026	-
EURCZK Put Option	(57,350)	(22)	24.21	2/2026	-
EURPLN Call Option	(62,030)	(43)	4.25	2/2026	-
EURPLN Put Option	(62,972)	(261)	4.21	2/2026	-
EURCZK Call Option	(56,075)	(26)	24.48	2/2026	-
EURCZK Call Option	(56,355)	(56)	24.42	2/2026	-
EURPLN Call Option	(61,853)	(33)	4.25	2/2026	-
EURCZK Call Option	(56,215)	(38)	24.45	2/2026	-
EURCZK Put Option	(57,206)	(35)	24.24	2/2026	-
EURPLN Call Option	(61,676)	(26)	4.26	2/2026	-
EURCZK Call Option	(55,245)	(118)	24.37	2/2026	-
EURCZK Call Option	(55,061)	(164)	24.33	2/2026	-
EURPLN Put Option	(63,563)	(44)	4.18	2/2026	-
EURPLN Put Option	(67,551)	(241)	4.21	2/2026	-
EURCZK Put Option	(55,921)	(40)	24.23	2/2026	-
EURPLN Call Option	(67,343)	(149)	4.22	2/2026	-
EURCZK Put Option	(56,057)	(27)	24.20	2/2026	-
EURCZK Call Option	(55,163)	(43)	24.43	2/2026	-
EURPLN Call Option	(61,549)	(31)	4.26	2/2026	-
EURPLN Call Option	(67,136)	(109)	4.22	2/2026	-
EURCZK Put Option	(56,194)	(19)	24.17	2/2026	-
EURPLN Call Option	(66,930)	(81)	4.23	2/2026	-
EURCZK Call Option	(55,028)	(30)	24.46	2/2026	-
EURCZK Put Option	(56,332)	(13)	24.14	2/2026	-
EURCZK Call Option	(55,298)	(63)	24.40	2/2026	-
EURCZK Put Option	(55,784)	(58)	24.26	2/2026	-
EURCZK Call Option	(55,514)	(210)	24.31	2/2026	-
EURPLN Put Option	(68,392)	(49)	4.18	2/2026	-
EURCZK Call Option	(55,570)	(134)	24.34	2/2026	-
EURCZK Call Option	(55,379)	(159)	24.34	2/2026	-
EURPLN Put Option	(63,199)	(83)	4.19	2/2026	-
EURPLN Put Option	(68,180)	(75)	4.19	2/2026	-
EURPLN Put Option	(67,760)	(167)	4.20	2/2026	-
EURCZK Call Option	(55,434)	(92)	24.37	2/2026	-
EURPLN Put Option	(67,970)	(113)	4.20	2/2026	-
EURPLN Put Option	(63,380)	(60)	4.18	2/2026	-
EURCZK Put Option	(55,649)	(83)	24.28	2/2026	-
EURPLN Call Option	(61,724)	(40)	4.25	2/2026	-
EURCZK Call Option	(54,796)	(87)	24.39	2/2026	-
EURCZK Call Option	(54,760)	(14)	24.52	2/2026	-
EURCZK Call Option	(54,664)	(62)	24.42	2/2026	-
EURPLN Call Option	(62,077)	(63)	4.24	2/2026	-
EURPLN Put Option	(64,219)	(28)	4.17	2/2026	-
EURPLN Put Option	(64,032)	(41)	4.18	2/2026	-
EURCZK Call Option	(54,928)	(120)	24.36	2/2026	-
EURCZK Put Option	(57,930)	(3)	24.09	2/2026	-
EURPLN Call Option	(62,254)	(79)	4.24	2/2026	-
EURPLN Put Option	(63,846)	(59)	4.19	2/2026	-
EURPLN Call Option	(65,915)	(18)	4.26	2/2026	-
EURPLN Call Option	(66,725)	(60)	4.24	2/2026	-
EURCZK Put Option	(56,470)	(8)	24.11	2/2026	-
EURCZK Call Option	(54,894)	(21)	24.49	2/2026	-
EURPLN Call Option	(66,521)	(45)	4.24	2/2026	-
EURCZK Call Option	(54,271)	(22)	24.51	2/2026	-
EURPLN Call Option	(66,318)	(34)	4.25	2/2026	-
EURCZK Call Option	(54,401)	(31)	24.48	2/2026	-
EURPLN Call Option	(61,900)	(50)	4.25	2/2026	-
EURPLN Call Option	(66,116)	(25)	4.26	2/2026	-
EURCZK Call Option	(54,532)	(44)	24.45	2/2026	-
EURHUF Call Option	(98,718)	-	391.70	2/2026	-
EURCZK Call Option	(54,853)	(354)	24.26	2/2026	-
EURCZK Call Option	(53,942)	(59)	24.46	2/2026	-
EURPLN Call Option	(72,042)	(15)	4.24	2/2026	-
EURHUF Put Option	(96,539)	(189)	379.75	2/2026	-
EURPLN Call Option	(61,367)	(50)	4.26	2/2026	-
EURPLN Call Option	(72,284)	(25)	4.23	2/2026	-
EURCZK Put Option	(56,578)	(37)	24.16	2/2026	-
EURHUF Put Option	(97,087)	(98)	378.67	2/2026	-
EURCZK Call Option	(55,979)	(25)	24.41	2/2026	-
EURCZK Put Option	(56,717)	(27)	24.13	2/2026	-
EURPLN Call Option	(72,527)	(42)	4.22	2/2026	-
EURPLN Call Option	(61,540)	(60)	4.26	2/2026	-
EURPLN Call Option	(71,801)	(8)	4.24	2/2026	-
EURCZK Call Option	(57,020)	(52)	24.52	2/2026	-
EURCZK Put Option	(58,080)	-	24.00	2/2026	-
EURHUF Call Option	(91,432)	-	392.73	2/2026	-
EURPLN Call Option	(61,714)	(73)	4.25	2/2026	-
EURCZK Put Option	(56,439)	(49)	24.19	2/2026	-
EURCZK Call Option	(56,119)	(38)	24.38	2/2026	-
EURCZK Call Option	(57,163)	(67)	24.49	2/2026	-
EURCZK Put Option	(55,891)	(148)	24.31	2/2026	-
EURHUF Put Option	(95,456)	(569)	381.90	2/2026	-
EURCZK Call Option	(56,399)	(116)	24.32	2/2026	-
EURPLN Put Option	(73,264)	(87)	4.20	2/2026	-
EURPLN Call Option	(61,024)	(35)	4.28	2/2026	-
EURCZK Put Option	(56,027)	(113)	24.28	2/2026	-
EURPLN Put Option	(73,017)	(167)	4.21	2/2026	-
EURCZK Put Option	(56,164)	(86)	24.25	2/2026	-
EURHUF Put Option	(95,995)	(343)	380.82	2/2026	-
EURCZK Call Option	(56,259)	(66)	24.35	2/2026	-
EURPLN Call Option	(61,195)	(42)	4.27	2/2026	-
EURPLN Call Option	(72,771)	(72)	4.22	2/2026	-
EURCZK Put Option	(56,302)	(65)	24.22	2/2026	-
EURPLN Call Option	(71,561)	(4)	4.25	2/2026	-
EURHUF Call Option	(93,496)	(1)	388.38	2/2026	-
EURPLN Call Option	(62,238)	(129)	4.23	2/2026	-
EURCZK Call Option	(57,888)	(239)	24.33	2/2026	-
EURPLN Put Option	(73,783)	(31)	4.19	2/2026	-
EURCZK Call Option	(58,034)	(300)	24.30	2/2026	-
EURCZK Put Option	(57,494)	(4)	24.12	2/2026	-
EURPLN Put Option	(62,415)	(506)	4.23	2/2026	-
EURCZK Put Option	(57,640)	(2)	24.09	2/2026	-
EURPLN Put Option	(73,534)	(57)	4.20	2/2026	-
EURCZK Put Option	(58,181)	(104)	24.27	2/2026	-
EURHUF Call Option	(94,023)	(3)	387.29	2/2026	-
EURPLN Put Option	(73,285)	(106)	4.20	2/2026	-
EURCZK Put Option	(58,329)	(77)	24.24	2/2026	-
EURCZK Put Option	(57,349)	(7)	24.15	2/2026	-
EURPLN Put Option	(74,034)	(17)	4.18	2/2026	-
EURHUF Call Option	(92,974)	-	389.47	2/2026	-
EURCZK Call Option	(57,451)	(113)	24.42	2/2026	-
EURPLN Call Option	(71,323)	(2)	4.26	2/2026	-
EURCZK Call Option	(57,307)	(87)	24.46	2/2026	-
EURHUF Call Option	(91,942)	-	391.64	2/2026	-
EURCZK Put Option	(57,933)	-	24.03	2/2026	-
EURPLN Call Option	(61,888)	(88)	4.25	2/2026	-
EURPLN Call Option	(71,086)	(1)	4.27	2/2026	-
EURCZK Call Option	(57,742)	(188)	24.36	2/2026	-
EURHUF Call Option	(92,456)	-	390.56	2/2026	-
EURPLN Put Option	(74,540)	(3)	4.17	2/2026	-
EURCZK Call Option	(57,596)	(147)	24.39	2/2026	-
EURCZK Put Option	(57,786)	(1)	24.06	2/2026	-
EURPLN Call Option	(62,063)	(106)	4.24	2/2026	-
EURPLN Put Option	(74,287)	(8)	4.17	2/2026	-
EURPLN Put Option	(73,512)	(44)	4.19	2/2026	-
EURPLN Put Option	(62,480)	(78)	4.18	2/2026	-
EURPLN Put Option	(73,038)	(188)	4.21	2/2026	-
EURCZK Put Option	(55,210)	(79)	24.24	2/2026	-
EURCZK Put Option	(57,399)	(2)	24.11	2/2026	-
EURPLN Put Option	(75,939)	(282)	4.22	2/2026	-
EURCZK Put Option	(55,077)	(104)	24.27	2/2026	-
EURHUF Call Option	(91,301)	(1)	390.49	2/2026	-
EURPLN Put Option	(61,431)	(363)	4.22	2/2026	-
EURPLN Call Option	(75,674)	(29)	4.22	2/2026	-
EURPLN Call Option	(61,259)	(189)	4.22	2/2026	-
EURPLN Call Option	(75,410)	(16)	4.23	2/2026	-
EURCZK Put Option	(55,344)	(61)	24.21	2/2026	-
EURHUF Call Option	(91,805)	(2)	389.42	2/2026	-
EURCZK Put Option	(57,254)	(5)	24.14	2/2026	-
EURPLN Put Option	(61,604)	(291)	4.21	2/2026	-
EURPLN Call Option	(75,147)	(9)	4.24	2/2026	-
EURCZK Put Option	(55,479)	(46)	24.18	2/2026	-
EURCZK Put Option	(54,944)	(134)	24.30	2/2026	-
EURCZK Put Option	(57,689)	-	24.04	2/2026	-
EURCZK Put Option	(57,835)	-	24.01	2/2026	-
EURPLN Call Option	(60,916)	(129)	4.24	2/2026	-
EURPLN Put Option	(77,015)	(14)	4.19	2/2026	-
EURCZK Call Option	(54,547)	(167)	24.38	2/2026	-
EURPLN Put Option	(76,744)	(30)	4.19	2/2026	-
EURCZK Call Option	(54,679)	(208)	24.36	2/2026	-
EURPLN Put Option	(76,206)	(148)	4.21	2/2026	-
EURHUF Call Option	(90,305)	-	392.64	2/2026	-
EURPLN Call Option	(61,087)	(156)	4.23	2/2026	-
EURPLN Put Option	(76,474)	(66)	4.20	2/2026	-
EURCZK Put Option	(54,811)	(172)	24.33	2/2026	-
EURCZK Put Option	(57,543)	(1)	24.08	2/2026	-
EURHUF Call Option	(90,801)	-	391.56	2/2026	-
EURHUF Call Option	(92,314)	(4)	388.34	2/2026	-
EURHUF Put Option	(94,921)	(852)	382.97	2/2026	-
EURHUF Put Option	(94,391)	(1,170)	384.05	2/2026	-
EURPLN Put Option	(62,127)	(136)	4.19	2/2026	-
EURPLN Put Option	(74,518)	(2)	4.17	2/2026	-
EURCZK Call Option	(55,350)	(114)	24.43	2/2026	-
EURCZK Call Option	(56,682)	(280)	24.26	2/2026	-
EURPLN Put Option	(74,264)	(5)	4.17	2/2026	-
EURCZK Call Option	(55,484)	(145)	24.40	2/2026	-
EURPLN Put Option	(62,303)	(103)	4.19	2/2026	-
EURHUF Put Option	(93,865)	(1,504)	385.12	2/2026	-
EURPLN Put Option	(74,012)	(11)	4.18	2/2026	-
EURCZK Call Option	(55,619)	(183)	24.37	2/2026	-
EURCZK Call Option	(56,540)	(191)	24.29	2/2026	-
EURPLN Put Option	(73,762)	(23)	4.19	2/2026	-
EURCZK Call Option	(55,755)	(229)	24.34	2/2026	-
EURCZK Call Option	(56,824)	(374)	24.23	2/2026	-
EURCZK Call Option	(55,216)	(90)	24.46	2/2026	-
EURPLN Call Option	(74,886)	(3)	4.25	2/2026	-
EURCZK Call Option	(54,949)	(55)	24.52	2/2026	-
EURCZK Put Option	(55,614)	(35)	24.15	2/2026	-
EURCZK Put Option	(57,110)	(8)	24.17	2/2026	-
EURPLN Put Option	(61,778)	(229)	4.21	2/2026	-
EURPLN Call Option	(74,626)	(1)	4.25	2/2026	-
EURCZK Call Option	(54,817)	(43)	24.55	2/2026	-
EURHUF Call Option	(92,826)	(10)	387.27	2/2026	-
EURPLN Call Option	(74,368)	-	4.26	2/2026	-
EURPLN Call Option	(74,111)	-	4.27	2/2026	-
EURCZK Call Option	(56,967)	(472)	24.20	2/2026	-
EURPLN Put Option	(61,952)	(177)	4.20	2/2026	-
EURCZK Call Option	(55,082)	(70)	24.49	2/2026	-
EURHUF Call Option	(93,344)	(21)	386.19	2/2026	-
EURPLN Call Option	(73,855)	-	4.28	2/2026	-
EURPLN Put Option	(62,592)	(417)	4.22	2/2026	-
EURPLN Call Option	(71,821)	(13)	4.24	2/2026	-
EURCZK Call Option	(56,206)	(43)	24.39	2/2026	-
EURHUF Put Option	(96,176)	(826)	382.93	2/2026	-
EURHUF Call Option	(96,973)	-	395.20	2/2026	-
EURPLN Put Option	(70,587)	(77)	4.20	2/2026	-
EURCZK Call Option	(54,972)	(41)	24.51	2/2026	-
EURPLN Call Option	(69,906)	(97)	4.22	2/2026	-
EURPLN Call Option	(71,581)	(7)	4.25	2/2026	-
EURPLN Put Option	(63,128)	(205)	4.20	2/2026	-
EURCZK Call Option	(56,489)	(109)	24.33	2/2026	-
EURCZK Put Option	(56,474)	(36)	24.19	2/2026	-
EURPLN Call Option	(62,002)	(34)	4.27	2/2026	-
EURCZK Call Option	(56,916)	(341)	24.24	2/2026	-
EURCZK Put Option	(59,076)	(16)	24.09	2/2026	-
EURHUF Put Option	(98,404)	(61)	378.57	2/2026	-
EURPLN Call Option	(72,062)	(22)	4.24	2/2026	-
EURPLN Call Option	(62,716)	(75)	4.25	2/2026	-
EURCZK Call Option	(56,773)	(251)	24.27	2/2026	-
EURCZK Put Option	(56,335)	(49)	24.22	2/2026	-
EURHUF Put Option	(95,631)	(1,164)	384.02	2/2026	-
EURCZK Call Option	(55,241)	(72)	24.45	2/2026	-
EURPLN Call Option	(71,105)	(2)	4.27	2/2026	-
EURCZK Call Option	(55,376)	(95)	24.42	2/2026	-
EURHUF Put Option	(98,973)	(24)	377.48	2/2026	-
EURPLN Put Option	(63,490)	(118)	4.19	2/2026	-
EURHUF Put Option	(96,726)	(522)	381.84	2/2026	-
EURPLN Put Option	(70,359)	(131)	4.20	2/2026	-
EURPLN Call Option	(62,357)	(51)	4.26	2/2026	-
EURCZK Put Option	(56,197)	(68)	24.25	2/2026	-
EURPLN Call Option	(71,342)	(4)	4.26	2/2026	-
EURCZK Call Option	(55,106)	(55)	24.48	2/2026	-
EURCZK Put Option	(56,058)	(93)	24.28	2/2026	-
EURHUF Put Option	(97,280)	(285)	380.75	2/2026	-
EURPLN Put Option	(71,510)	(8)	4.17	2/2026	-
EURPLN Put Option	(63,308)	(157)	4.20	2/2026	-
EURCZK Call Option	(56,066)	(29)	24.42	2/2026	-
EURCZK Call Option	(55,511)	(124)	24.40	2/2026	-
EURPLN Call Option	(62,536)	(62)	4.25	2/2026	-
EURPLN Put Option	(70,132)	(212)	4.21	2/2026	-
EURPLN Put Option	(71,278)	(14)	4.18	2/2026	-
EURCZK Put Option	(57,738)	-	23.98	2/2026	-
EURCZK Call Option	(56,347)	(67)	24.36	2/2026	-
EURPLN Call Option	(62,896)	(92)	4.24	2/2026	-
EURHUF Call Option	(98,131)	-	392.87	2/2026	-
EURPLN Put Option	(70,816)	(44)	4.19	2/2026	-
EURPLN Put Option	(71,046)	(26)	4.18	2/2026	-
EURCZK Put Option	(58,626)	(42)	24.18	2/2026	-
EURPLN Call Option	(69,235)	(29)	4.24	2/2026	-
EURPLN Put Option	(62,770)	(336)	4.22	2/2026	-
EURCZK Put Option	(57,204)	(11)	24.18	2/2026	-
EURPLN Call Option	(72,792)	(89)	4.22	2/2026	-
EURCZK Call Option	(55,784)	(208)	24.34	2/2026	-
EURCZK Put Option	(56,895)	(13)	24.10	2/2026	-
EURHUF Call Option	(94,554)	(9)	386.20	2/2026	-
EURPLN Call Option	(62,179)	(42)	4.27	2/2026	-
EURCZK Put Option	(57,448)	(1)	24.04	2/2026	-
EURCZK Put Option	(58,477)	(57)	24.21	2/2026	-
EURPLN Call Option	(69,013)	(19)	4.25	2/2026	-
EURPLN Call Option	(69,681)	(64)	4.22	2/2026	-
EURCZK Call Option	(56,631)	(171)	24.30	2/2026	-
EURHUF Call Option	(97,550)	-	394.03	2/2026	-
EURHUF Call Option	(95,090)	(21)	385.11	2/2026	-
EURCZK Put Option	(56,614)	(26)	24.16	2/2026	-
EURCZK Put Option	(58,926)	(22)	24.12	2/2026	-
EURCZK Call Option	(55,921)	(263)	24.31	2/2026	-
EURPLN Call Option	(72,304)	(35)	4.23	2/2026	-
EURPLN Put Option	(62,949)	(266)	4.21	2/2026	-
EURCZK Put Option	(57,593)	-	24.01	2/2026	-
EURCZK Call Option	(55,647)	(161)	24.37	2/2026	-
EURHUF Put Option	(97,839)	(137)	379.66	2/2026	-
EURPLN Call Option	(69,458)	(43)	4.23	2/2026	-
EURCZK Put Option	(56,754)	(19)	24.13	2/2026	-
EURCZK Call Option	(57,060)	(436)	24.21	2/2026	-
EURCZK Put Option	(58,776)	(31)	24.15	2/2026	-
EURPLN Call Option	(72,547)	(55)	4.22	2/2026	-
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MLFIVWDM Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	3/2026	73,765,951	(572,926)	(572,926)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	2026-03-01	(8,795,809)	(11.92)
CAD	USD	2026-03-01	9,895,415	13.41
USD	CHF	2026-03-01	(14,883,982)	(20.17)
EUR	USD	2026-03-01	10,710,550	14.52
USD	GBP	2026-03-01	(1,125,466)	(1.53)
JPY	USD	2026-03-01	14,866,397	20.15
USD	NOK	2026-03-01	(2,065,251)	(2.8)
NZD	USD	2026-03-01	1,634,409	2.22
USD	SEK	2026-03-01	(2,441,786)	(3.31)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MLFIVWEP Index	0.20%	Return of Index	At Maturity	Bank of America, N.A.	3/2026	51,859,819	(839,567)	(839,567)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	BRL	2026-03-01	(1,051,889)	(2.03)
USD	CLP	2026-03-01	(2,378,376)	(4.58)
USD	CNH	2026-03-01	(660,413)	(1.27)
COP	USD	2026-03-01	898,615	1.73
USD	CZK	2026-03-01	(4,117,369)	(7.94)
USD	HUF	2026-03-01	(3,327,139)	(6.41)
IDR	USD	2026-03-01	6,140,668	11.84
INR	USD	2026-03-01	9,134,567	17.61
USD	KRW	2026-03-01	(1,848,590)	(3.56)
USD	MXN	2026-03-01	(3,877,146)	(7.47)
USD	PEN	2026-03-01	(2,033,409)	(3.92)
PHP	USD	2026-03-01	4,404,101	8.49
USD	PLN	2026-03-01	(2,362,200)	(4.55)
USD	SGD	2026-03-01	(3,749,754)	(7.23)
THB	USD	2026-03-01	4,430,793	8.54
TWD	USD	2026-03-01	833,099	1.61
USD	ZAR	2026-03-01	(500,668)	(0.97)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCBFMD2 Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	3/2026	65,899,208	8,222	8,222
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	2026-02-01	(1,275,285)	(1.94)
USD	CAD	2026-02-01	(1,117,320)	(1.7)
CHF	USD	2026-02-01	3,858,745	5.86
USD	EUR	2026-02-01	(991,022)	(1.5)
USD	GBP	2026-02-01	(2,756,468)	(4.18)
JPY	USD	2026-02-01	6,112,520	9.28
USD	NOK	2026-02-01	(4,810,595)	(7.3)
USD	NZD	2026-02-01	(186,959)	(0.28)
USD	SEK	2026-02-01	(3,600,787)	(5.46)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCBFME2 Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	3/2026	71,299,280	(57,311)	(57,311)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	BRL	2026-02-01	(536,330)	(0.75)
CHF	USD	2026-02-01	1,665,109	2.34
CLP	USD	2026-02-01	63,337	0.09
USD	CNH	2026-02-01	(335,638)	(0.47)
USD	COP	2026-02-01	(1,167,915)	(1.64)
USD	CZK	2026-02-01	(1,286,986)	(1.81)
USD	HUF	2026-02-01	(322,461)	(0.45)
IDR	USD	2026-02-01	807,224	1.13
USD	ILS	2026-02-01	(1,832,484)	(2.57)
INR	USD	2026-02-01	1,309,542	1.84
JPY	USD	2026-02-01	1,653,907	2.32
USD	KRW	2026-02-01	(481,092)	(0.67)
USD	MXN	2026-02-01	(1,056,379)	(1.48)
PHP	USD	2026-02-01	1,917,332	2.69
USD	PLN	2026-02-01	(533,139)	(0.75)
USD	RON	2026-02-01	(215,387)	(0.3)
USD	SGD	2026-02-01	(701,484)	(0.98)
USD	THB	2026-02-01	(3,415,180)	(4.79)
TWD	USD	2026-02-01	3,341,659	4.69
USD	ZAR	2026-02-01	(531,501)	(0.75)

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $14,259,078.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,992,372	40,801,853	34,981,834	125,374	583	(659)	9,812,315	9,810,353	0.0%
Total	3,992,372	40,801,853	34,981,834	125,374	583	(659)	9,812,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	77,800,335	-	77,800,335	-

Money Market Funds	9,812,315	9,812,315	-	-
Total Investments in Securities:	87,612,650	9,812,315	77,800,335	-
Derivative Instruments:

Assets
Swaps	43,881	-	43,881	-
Total Assets	43,881	-	43,881	-

Liabilities
Swaps	(2,316,815)	-	(2,316,815)	-
Total Liabilities	(2,316,815)	-	(2,316,815)	-
Total Derivative Instruments:	(2,272,934)	-	(2,272,934)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Swaps (a)	43,881	(2,316,815)
Total Foreign Exchange Risk	43,881	(2,316,815)
Total Value of Derivatives	43,881	(2,316,815)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	-	(1,412,493)	-	1,205,357	(207,136)
BNP Paribas SA	35,659	-	-	-	35,659
Goldman Sachs International	-	(526,838)	-	526,838	-
JPMorgan Chase Bank, N.A.	-	(320,173)	-	320,173	-
Morgan Stanley Capital Services LLC	8,222	(57,311)	-	-	(49,089)
Total	$43,881	$(2,316,815)	$-	$2,052,368	$(220,566)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $77,797,252)	$77,800,335
Fidelity Central Funds (cost $9,812,974)	9,812,315

Total Investment in Securities (cost $87,610,226)		$87,612,650
Distributions receivable from Fidelity Central Funds		26,218
Bi-lateral OTC swaps, at value		43,881
Prepaid expenses		3,040
Receivable from investment adviser for expense reductions		11,194
Total assets		87,696,983
Liabilities
Bi-lateral OTC swaps, at value	$2,316,815
Accrued management fee	26,825
Other payables and accrued expenses	52,954
Total liabilities		2,396,594
Net Assets		$85,300,389
Net Assets consist of:
Paid in capital		$87,578,057
Total accumulated earnings (loss)		(2,277,668)
Net Assets		$85,300,389
Net Asset Value, offering price and redemption price per share ($85,300,389 ÷ 8,981,565 shares)		$9.50
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Interest		$950,891
Income from Fidelity Central Funds		125,374
Total income		1,076,265
Expenses
Management fee	$120,366
Custodian fees and expenses	605
Independent trustees' fees and expenses	8,179
Registration fees	26,596
Audit fees	46,700
Legal	1,738
Miscellaneous	2,445
Total expenses before reductions	206,629
Expense reductions	(74,083)
Total expenses after reductions		132,546
Net Investment income (loss)		943,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	583
Forward foreign currency contracts	107,618
Swaps	530,497
Total net realized gain (loss)		638,698
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,961
Fidelity Central Funds	(659)
Swaps	(2,690,164)
Total change in net unrealized appreciation (depreciation)		(2,685,862)
Net gain (loss)		(2,047,164)
Net increase (decrease) in net assets resulting from operations		$(1,103,445)
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$943,719	$1,878,229
Net realized gain (loss)	638,698	(5,698,118)
Change in net unrealized appreciation (depreciation)	(2,685,862)	935,814
Net increase (decrease) in net assets resulting from operations	(1,103,445)	(2,884,075)
Share transactions
Proceeds from sales of shares	71,356,590	35,226,527
Cost of shares redeemed	(27,506,910)	(31,867,143)

Net increase (decrease) in net assets resulting from share transactions	43,849,680	3,359,384
Total increase (decrease) in net assets	42,746,235	475,309

Net Assets
Beginning of period	42,554,154	42,078,845
End of period	$85,300,389	$42,554,154

Other Information
Shares
Sold	7,367,171	3,561,129
Redeemed	(2,812,568)	(3,303,590)
Net increase (decrease)	4,554,603	257,539

Financial Highlights
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.40	.31
Net realized and unrealized gain (loss)	(.28)	(.88)	(.22)
Total from investment operations	(.11)	(.48)	.09
Distributions from net investment income	-	-	- D
Net asset value, end of period	$9.50	$9.61	$10.09
Total Return E,F	(1.14) %	(4.76)%	.91%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.77% I	.81%	.97% I
Expenses net of fee waivers, if any	.50 % I	.50%	.50% I
Expenses net of all reductions, if any	.50% I	.50%	.50% I
Net investment income (loss)	3.53% I	4.04%	4.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$85,300	$42,554	$42,079
Portfolio turnover rate J	0 % I	0%	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than .005%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI Alternative Risk Premia Currency Strategy Fund (formerly Fidelity SAI Alternative Risk Premia Strategy Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, market discount, net operating losses and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$363,606
Gross unrealized depreciation	(2,317,475)
Net unrealized appreciation (depreciation)	(1,953,869)
Tax cost	$87,293,585
The Fund elected to defer to its next fiscal year approximately $1,372,408 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Alternative Risk Premia Currency Strategy Fund
Foreign Exchange Risk
Swaps	530,497	(2,690,164)
Forward Foreign Currency Contracts	107,618	-
Total Foreign Exchange Risk	638,115	(2,690,164)
Totals	638,115	(2,690,164)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	16,548,079

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	368,120,545

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	24
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $73,662.

Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $421.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	99%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	100
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity SAI Alternative Risk Premia Strategy Fund (effective December 11, 2025,
Fidelity SAI Alternative Risk Premia Currency Strategy Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes within the total peer group; and (ii) total expense comparisons of the fund relative to the total peer group.
The information provided to the Board indicated that the fund's management fee rate and total expense ratio ranked below the competitive median of the total peer group for the 12-month period ended March 31, 2025.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through November 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2026.

1.9911837.102
CUA-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Greenwood Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Greenwood Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026